UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSRS
CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-22311
Schwab Strategic Trust – Schwab U.S. REIT ETF and Fundamental Index ETFs
(Exact name of registrant as specified in charter)
211 Main Street, San Francisco, California 94105
(Address of principal executive offices) (Zip code)
Marie Chandoha
Schwab Strategic Trust
211 Main Street, San Francisco, California 94105
(Name and address of agent for service)
Registrant’s telephone number, including area code: (415) 627-7000
Date of fiscal year end: February 28
Date of reporting period: August 31, 2014

Item 1: Report(s) to Shareholders.

Semiannual report dated August 31, 2014, enclosed.

Schwab U.S. REIT ETFtm

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Schwab U.S. REIT ETFtm

Semiannual Report
August 31, 2014

This page is intentionally left blank.

In This Report

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor: SEI Investments Distribution Co.

The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc. The Industry classifications used in the schedule of Portfolio Holdings are sub-categories of Sector classifications.

Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabetfs.com.

Total Returns for the 6 Months Ended August 31, 2014

Schwab U.S. REIT ETFtm (Ticker Symbol: SCHH)

Market Price Return[1]	11.33%
NAV Return[1]	11.33%
Dow Jones U.S. Select REIT Indextm	11.33%
ETF Category: Morningstar Real Estate[2]	10.07%

Performance Details	page 6

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

For index definitions, please see the Glossary.

Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.

Index ownership – Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The Dow Jones U.S. Select REIT Index is a product of S&P Dow Jones Indices LLC and/or its affiliates, and has been licensed for use by Charles Schwab Investment Management, Inc. The Schwab U.S. REIT ETF is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, or any of their respective affiliates and neither S&P Dow Jones Indices LLC, Dow Jones, nor any of their respective affiliates make any representation regarding the advisability of investing in such product.

[1]	ETF performance must be shown based on both a market price and NAV basis. The fund’s per share net asset value (“NAV”) is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the fund are listed for trading, as of the time that the fund’s NAV is calculated. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.

2 Schwab U.S. REIT ETF

From the President

Marie Chandoha is President and CEO of Charles Schwab Investment Management, Inc. and the fund covered in this report.

Dear Shareholder,

I’d like to thank you for trusting us to help you meet your investment goals, and for reading this important report regarding the Schwab U.S. REIT ETF. This fund is part of our line-up of products that is designed to serve as the foundation of an investor’s portfolio, and tracks the Dow Jones U.S. Select REIT Index. The fund also provides the benefits of ETF investing, including transparency, intraday trading, and potential tax efficiency.

For the six-month reporting period ended August 31, 2014, the fund’s returns were in line with the 11.3% total return of the index. U.S. REITs performed well, outperforming the broader U.S. stock market as the low yield environment enhanced the appeal of income-oriented investments such as real estate investment trusts. Generally improving property fundamentals, rising occupancy rates, and rebounding economic growth in the second quarter also supported the performance of U.S. REITs, even as the Federal Reserve reduced its policies aimed at holding down long-term interest rates.

Within this environment, the performance of U.S. REITs varied considerably from one sub-industry to another. Residential REITs were among the better performers, as were Hotel and Resort REITs, with each sub-industry generating returns of more than 15%. Industrial REITs

 Asset Class Performance Comparison % returns during the six months ended 8/31/2014

This graph compares the performance of various asset classes during the report period. Final performance figures for the period are in the key below.

8.84%	S&P 500® Index: measures U.S. large-cap stocks

11.33%	Dow Jones U.S. Select REIT IndexTM: measures U.S. real estate investment trusts (REITs)

1.24%	MSCI EAFE® Index (Net): measures (in U.S. dollars) large-cap stocks in Europe, Australasia and the Far East

2.74%	Barclays U.S. Aggregate Bond Index: measures the U.S. bond market

For index definitions, please see the Glossary.

Data source: Index provider websites and Charles Schwab Investment Management, Inc.

Nothing in this report represents a recommendation of a security by the investment adviser.

Management views and portfolio holdings may have changed since the report date.

Schwab U.S. REIT ETF 3

From the President continued

For the six-month reporting period ended August 31, 2014, the fund’s returns were in line with the 11.3% total return of the index.

and Specialized REITs generally underperformed by comparison, while still providing positive overall returns.

For more information about the performance, holdings, and portfolio characteristics of the Schwab U.S. REIT ETF, please continue reading this report. In addition, you can find further details about this ETF and about ETF investing by visiting www.schwabetfs.com, or by contacting us at 1-800-435-4000.

Sincerely,

Indices are unmanaged, do not incur management fees, costs and expenses, and cannot be invested in directly. Index return figures assume dividends and distributions were reinvested. Past performance is not an indication of future results.

4 Schwab U.S. REIT ETF

Fund Management

Agnes Hong, CFA, Managing Director and Head of Passive Equity Strategies, leads the portfolio management teams of Schwab’s index mutual funds and equity ETFs. She also has overall responsibility for all aspects of the management of the fund. Prior to joining CSIM in 2009, Ms. Hong spent five years as a portfolio manager at Barclays Global Investors (subsequently acquired by BlackRock), where she managed institutional index funds and quantitative active funds. Prior to that, Ms. Hong worked in management consulting and product management, servicing global financial services clients.

Ferian Juwono, CFA, Managing Director and Senior Portfolio Manager, is responsible for the day-to-day co-management of the fund. Prior to joining CSIM in 2010, Mr. Juwono worked at BlackRock (formerly Barclays Global Investors), where he spent over three years as a portfolio manager, managing equity index funds for institutional clients, and nearly two years as a senior business analyst. Prior to that, Mr. Juwono worked for over four years as a senior financial analyst with Union Bank of California.

Chuck Craig, CFA, Managing Director and Senior Portfolio Manager, is responsible for the day-to-day co-management of the fund. Prior to joining CSIM in 2012, Mr. Craig worked at Guggenheim Funds (formerly Claymore Group), where he spent over five years as a managing director of portfolio management and supervision, and three years as vice president of product research and development. Prior to that, he worked as an equity research analyst at First Trust Portfolios (formerly Niké Securities), and a trader and analyst at PMA Securities, Inc.

Schwab U.S. REIT ETF 5

Schwab U.S. REIT ETF™

Performance and Fund Facts as of 08/31/14

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabetfs.com.

 Average Annual Total Returns1

Fund and Inception Date	6 Months	1 Year	3 Years	Since Inception*

Fund: Schwab U.S. REIT ETFtm (1/13/11)
Market Price Return[2]	11.33%	24.44%	13.85%	13.31%
NAV Return[2]	11.33%	24.22%	13.80%	13.32%
Dow Jones U.S. Select REIT Indextm	11.33%	24.30%	13.93%	13.46%
ETF Category: Morningstar Real Estate[3]	10.07%	23.51%	14.12%	12.52%

Fund Expense Ratio4: 0.07%

 Statistics

Number of Holdings	91
Weighted Average Market Cap ($ x 1,000,000)	$16,720
Price/Earnings Ratio (P/E)	63.3
Price/Book Ratio (P/B)	2.5
Portfolio Turnover Rate[5,6]	4%

 Sector Weightings % of Investments

Specialized REITs	27.6%
Retail REITs	25.8%
Residential REITs	18.9%
Office REITs	15.5%
Diversified REITs	7.0%
Industrial REITs	5.1%
Other	0.1%
Total	100.0%

 Top Equity Holdings % of Net Assets7

Simon Property Group, Inc.	10.0%
Public Storage	4.8%
Equity Residential	4.2%
Health Care REIT, Inc.	3.9%
ProLogis, Inc.	3.9%
HCP, Inc.	3.8%
Ventas, Inc.	3.7%
AvalonBay Communities, Inc.	3.6%
Boston Properties, Inc.	3.5%
Vornado Realty Trust	3.5%
Total	44.9%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

For index definitions, please see the Glossary.

Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.

Investing in REITs may pose additional risks such as real estate industry risk, interest rate risk and liquidity risk.

Index ownership – Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The Dow Jones U.S. Select REIT Index is a product of S&P Dow Jones Indices LLC and/or its affiliates, and has been licensed for use by Charles Schwab Investment Management, Inc. The Schwab U.S. REIT ETF is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, or any of their respective affiliates and neither S&P Dow Jones Indices LLC, Dow Jones, nor any of their respective affiliates make any representation regarding the advisability of investing in such product.

Portfolio holdings may have changed since the report date.

An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.

Source of Sector Classification: S&P and MSCI.

*	Inception (1/13/11) represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	ETF performance must be shown based on both a market price and NAV basis. The fund’s per share net asset value (“NAV”) is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the fund are listed for trading, as of the time that the fund’s NAV is calculated. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[4]	As stated in the prospectus.
[5]	Not annualized.
[6]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
[7]	This list is not a recommendation of any security by the investment adviser.

6 Schwab U.S. REIT ETF

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

As a fund shareholder, you may incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares; and, (2) ongoing costs, including management fees and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in the fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning March 1, 2014 and held through August 31, 2014.

Actual Return line in the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for the fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Return line in the table below provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, including any brokerage commissions you may pay when purchasing or selling shares of the fund. Therefore, the hypothetical return line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period[2]
	(Annualized)	at 3/1/14	at 8/31/14	3/1/14–8/31/14

Schwab U.S. REIT ETFtm
Actual Return	0.07%	$1,000.00	$1,113.30	$0.37
Hypothetical 5% Return	0.07%	$1,000.00	$1,024.85	$0.36

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights.
[2]	Expenses for the fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days of the period, and divided by 365 days of the fiscal year.

Schwab U.S. REIT ETF 7

Schwab U.S. REIT ETF™

Financial Statements

Financial Highlights

	3/1/14–		3/1/13–	3/1/12–	3/1/11–	1/12/11[1]–
	8/31/14*		2/28/14	2/28/13	2/29/12	2/28/11

Per-Share Data ($)

Net asset value at beginning of period	33.06		31.96	28.30	27.28	25.00

Income (loss) from investment operations:
Net investment income (loss)	0.59		0.80	0.72	0.65	0.06
Net realized and unrealized gains (losses)	3.12		1.08	3.71	0.98	2.22

Total from investment operations	3.71		1.88	4.43	1.63	2.28
Less distributions:
Distributions from net investment income	(0.37)		(0.78)	(0.77)	(0.61)	—

Net asset value at end of period	36.40		33.06	31.96	28.30	27.28

Total return (%)	11.33	[2]	6.08	15.83	6.15	9.12	[2]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Total expenses	0.07	[3]	0.07	0.10 [4]	0.13	0.13	[3]
Net investment income (loss)	3.44	[3]	2.52	2.43	2.50	3.82	[3]
Portfolio turnover rate[5]	4	[2]	11	7	5	—	[2]
Net assets, end of period ($ x 1,000)	1,022,750		790,052	466,567	277,370	69,566

* Unaudited.
1 Commencement of operations.
2 Not annualized.
3 Annualized.
4 Effective September 20, 2012, the annual operating expense ratio was reduced. The ratio presented for the period ended 2/28/13 is a blended ratio.
5 Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.

8 See financial notes

 Schwab U.S. REIT ETF

Portfolio Holdings as of August 31, 2014 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabetfs.com.

		Cost	Value
Holdings by Category		($)	($)

99.8%	Common Stock	907,425,586	1,020,931,590
0.1%	Other Investment Companies	1,252,391	1,259,162

99.9%	Total Investments	908,677,977	1,022,190,752
0.1%	Other Assets andLiabilities, Net		559,161

100.0%	Net Assets		1,022,749,913

	Number	Value
Security	of Shares	($)

Common Stock 99.8% of net assets

Diversified REITs 7.0%
Cousins Properties, Inc.	387,780	4,920,928
Duke Realty Corp.	641,242	11,927,101
First Potomac Realty Trust	115,772	1,532,822
Liberty Property Trust	287,721	10,191,078
PS Business Parks, Inc.	39,213	3,197,428
Vornado Realty Trust	339,533	35,946,359
Washington REIT	130,527	3,626,040

		71,341,756

Industrial REITs 5.1%
DCT Industrial Trust, Inc.	630,564	5,012,984
EastGroup Properties, Inc.	61,563	3,991,745
First Industrial Realty Trust, Inc.	191,080	3,477,656
Prologis, Inc.	970,574	39,735,299

		52,217,684

Office REITs 15.5%
Alexandria Real Estate Equities, Inc.	139,577	11,034,958
BioMed Realty Trust, Inc.	375,017	8,419,132
Boston Properties, Inc.	298,134	36,199,430
Brandywine Realty Trust	337,762	5,410,947
Columbia Property Trust, Inc.	236,307	6,066,001
Corporate Office Properties Trust	169,388	4,807,232
Digital Realty Trust, Inc.	260,264	16,982,226
Douglas Emmett, Inc.	256,520	7,328,776
DuPont Fabros Technology, Inc.	127,906	3,601,833
Equity Commonwealth	235,478	6,329,649
Franklin Street Properties Corp.	171,007	2,077,735
Highwoods Properties, Inc.	178,109	7,578,538
Kilroy Realty Corp.	161,880	10,238,910
Mack-Cali Realty Corp.	164,138	3,469,877
Parkway Properties, Inc.	141,819	2,942,744
Piedmont Office Realty Trust, Inc., Class A	300,535	5,857,427
SL Green Realty Corp.	185,460	20,280,051

		158,625,466

Residential REITs 18.9%
American Campus Communities, Inc.	199,451	7,880,309
American Homes 4 Rent, Class A	268,074	4,793,163
Apartment Investment & Management Co., Class A	284,614	9,753,722
Associated Estates Realty Corp.	111,838	2,069,003
AvalonBay Communities, Inc.	237,237	36,558,222
Camden Property Trust	166,352	12,449,783
Education Realty Trust, Inc.	255,148	2,778,562
Equity Lifestyle Properties, Inc.	154,550	7,061,389
Equity Residential	653,788	43,457,288
Essex Property Trust, Inc.	121,606	23,524,681
Home Properties, Inc.	110,738	7,111,594
Mid-America Apartment Communities, Inc.	144,996	10,486,111
Post Properties, Inc.	105,154	5,785,573
Silver Bay Realty Trust Corp.	71,049	1,184,387
Sun Communities, Inc.	74,184	3,978,488
UDR, Inc.	488,940	14,629,085

		193,501,360

Retail REITs 25.7%
Acadia Realty Trust	112,076	3,230,030
Brixmor Property Group, Inc.	141,624	3,352,240
CBL & Associates Properties, Inc.	321,206	6,102,914
Cedar Realty Trust, Inc.	132,295	855,949
DDR Corp.	567,002	10,330,776
Equity One, Inc.	121,595	2,869,642
Federal Realty Investment Trust	131,048	16,352,169
General Growth Properties, Inc.	1,019,715	25,054,397
Glimcher Realty Trust	289,430	3,250,299
Inland Real Estate Corp.	159,247	1,657,761
Kimco Realty Corp.	799,861	18,788,735
Kite Realty Group Trust	157,753	4,057,407
Pennsylvania Real Estate Investment Trust	123,116	2,482,019
Ramco-Gershenson Properties Trust	147,806	2,506,790
Regency Centers Corp.	179,885	10,278,629
Rouse Properties, Inc.	56,802	992,899
Saul Centers, Inc.	26,416	1,316,838
Simon Property Group, Inc.	603,588	102,628,068
Tanger Factory Outlet Centers, Inc.	185,604	6,479,436
Taubman Centers, Inc.	123,241	9,387,267
The Macerich Co.	274,080	17,894,683
Washington Prime Group, Inc.	302,598	5,906,713
Weingarten Realty Investors	218,947	7,492,366

		263,268,027

Specialized REITs 27.6%
Ashford Hospitality Prime, Inc.	31,529	510,455
Ashford Hospitality Trust, Inc.	145,014	1,680,712
CubeSmart	263,760	4,905,936

See financial notes 9

 Schwab U.S. REIT ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
DiamondRock Hospitality Co.	386,752	5,151,537
Extra Space Storage, Inc.	215,808	11,373,082
FelCor Lodging Trust, Inc.	222,114	2,296,659
HCP, Inc.	887,689	38,463,564
Health Care REIT, Inc.	593,472	40,106,838
Healthcare Realty Trust, Inc.	179,709	4,485,537
Hersha Hospitality Trust	383,713	2,605,411
Hospitality Properties Trust	289,524	8,520,691
Host Hotels & Resorts, Inc.	1,467,944	33,498,482
LaSalle Hotel Properties	202,882	7,415,337
LTC Properties, Inc.	70,250	2,876,738
Pebblebrook Hotel Trust	125,326	4,855,129
Public Storage	282,037	49,407,242
Senior Housing Properties Trust	396,210	9,243,579
Sovran Self Storage, Inc.	64,068	4,950,534
Strategic Hotels & Resorts, Inc. *	461,716	5,485,186
Sunstone Hotel Investors, Inc.	391,152	5,699,085
Universal Health Realty Income Trust	20,578	908,930
Ventas, Inc.	570,639	37,536,633

		281,977,297

Total Common Stock
(Cost $907,425,586)		1,020,931,590

Other Investment Companies 0.1% of net assets

Equity Fund 0.1%
SPDR Dow Jones REIT ETF	11,600	990,988

Money Market Fund 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (a)	268,174	268,174

Total Other Investment Companies
(Cost $1,252,391)		1,259,162

End of Investments

At 08/31/14, the tax basis cost of the fund’s investments was $909,898,447 and the unrealized appreciation and depreciation were $114,325,322 and ($2,033,017), respectively, with a net unrealized appreciation of $112,292,305.

*	Non-income producing security.
(a)	The rate shown is the 7-day yield.

ETF —	Exchange Traded Fund
REIT —	Real Estate Investment Trust

The following is a summary of the inputs used to value the fund’s investments as of August 31, 2014 (see financial note 2(a) for additional information):

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$1,020,931,590	$—	$—	$1,020,931,590
Other Investment Companies[1]	1,259,162	—	—	1,259,162

Total	$1,022,190,752	$—	$—	$1,022,190,752

[1]	As categorized in Portfolio Holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended August 31, 2014.

10 See financial notes

 Schwab U.S. REIT ETF

Statement of
Assets and Liabilities
As of August 31, 2014; unaudited

Assets

Investments, at value (cost $908,677,977)		$1,022,190,752
Receivables:
Fund shares sold		1,811,559
Dividends	+	566,738

Total assets		1,024,569,049

Liabilities

Payables:
Investments bought		1,807,454
Investment adviser fees	+	11,682

Total liabilities		1,819,136

Net Assets

Total assets		1,024,569,049
Total liabilities	−	1,819,136

Net assets		$1,022,749,913

Net Assets by Source
Capital received from investors		893,299,486
Net investment income not yet distributed		8,036,611
Net realized capital gains		7,901,041
Net unrealized capital appreciation		113,512,775

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$1,022,749,913		28,100,000		$36.40

See financial notes 11

 Schwab U.S. REIT ETF

Statement of
Operations
For the period March 1, 2014 through August 31, 2014; unaudited

Investment Income

Dividends		$16,755,436

Expenses

Investment adviser fees		334,565

Total expenses	−	334,565

Net investment income		16,420,871

Realized and Unrealized Gains (Losses)

Net realized losses on investments		(1,076,192)
Net realized gains on in-kind redemptions		11,323,619
Net realized losses on futures contracts	+	(18,931)

Net realized gains		10,228,496
Net change in unrealized appreciation (depreciation) on investments	+	73,614,001

Net realized and unrealized gains		83,842,497

Increase in net assets resulting from operations		$100,263,368

12 See financial notes

 Schwab U.S. REIT ETF

Statements of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

3/1/14-8/31/14			3/1/13-2/28/14
Net investment income		$16,420,871	$14,363,480
Net realized gains		10,228,496	7,444,305
Net change in unrealized appreciation (depreciation)	+	73,614,001	7,893,159

Increase in net assets resulting from operations		100,263,368	29,700,944

Distributions to Shareholders

Distributions from net investment income		($9,996,570)	($13,544,625)

Transactions in Fund Shares

		3/1/14-8/31/14		3/1/13-2/28/14
		SHARES	VALUE	SHARES	VALUE
Shares sold		5,750,000	$197,001,714	11,200,000	$367,726,254
Shares redeemed	+	(1,550,000)	(54,570,603)	(1,900,001)	(60,397,404)

Net transactions in fund shares		4,200,000	$142,431,111	9,299,999	$307,328,850

Shares Outstanding and Net Assets

		3/1/14-8/31/14		3/1/13-2/28/14
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		23,900,000	$790,052,004	14,600,001	$466,566,835
Total increase	+	4,200,000	232,697,909	9,299,999	323,485,169

End of period		28,100,000	$1,022,749,913	23,900,000	$790,052,004

Net investment income not yet distributed			$8,036,611		$1,612,310

See financial notes 13

 Schwab U.S. REIT ETF

Financial Notes, unaudited

1. Business Structure of the Fund

Schwab U.S. REIT ETF is a series of Schwab Strategic Trust (the “trust”), a no-load, open-end management investment company. The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The list below shows all the operational funds in the trust as of the end of the period, including the fund discussed in this report, which is highlighted:

Schwab Strategic Trust (organized January 27, 2009)	Schwab Emerging Markets Equity ETF
Schwab U.S. REIT ETF	Schwab U.S. TIPS ETF
Schwab U.S. Broad Market ETF	Schwab Short-Term U.S. Treasury ETF
Schwab U.S. Large-Cap ETF	Schwab Intermediate-Term U.S. Treasury ETF
Schwab U.S. Large-Cap Growth ETF	Schwab U.S. Aggregate Bond ETF
Schwab U.S. Large-Cap Value ETF	Schwab Fundamental U.S. Broad Market Index ETF
Schwab U.S. Mid-Cap ETF	Schwab Fundamental U.S. Large Company Index ETF
Schwab U.S. Small-Cap ETF	Schwab Fundamental U.S. Small Company Index ETF
Schwab U.S. Dividend Equity ETF	Schwab Fundamental International Large Company Index ETF
Schwab International Equity ETF	Schwab Fundamental International Small Company Index ETF
Schwab International Small-Cap Equity ETF	Schwab Fundamental Emerging Markets Large Company Index ETF

The fund issues and redeems shares at its net assets value per share (“NAV”) only in large blocks of shares, typically 50,000 shares or more (“Creation Units”). These transactions are usually in exchange for a basket of securities and an amount of cash. As a practical matter, only institutions or large investors purchase or redeem Creation Units. Except when aggregated in Creation Units, shares of the fund are not redeemable securities.

Individual shares of the fund trade on national securities exchanges and elsewhere during the trading day and can only be bought and sold at market prices throughout the trading day through a broker-dealer. Because fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount).

The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies the fund uses in its preparation of financial statements. The fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services - Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports, which are filed with the U.S. Securities and Exchange Commission (“SEC”).

(a) Security Valuation:

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.

 Schwab U.S. REIT ETF

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that the fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

•	Futures contracts (“futures”): Futures are valued at their settlement prices as of the close of their exchanges.

•	Short-term securities (60 days or less to maturity): Short-term securities may be valued at amortized cost, which approximates market value.

•	Underlying funds: Mutual funds are valued at their respective NAVs. Exchange traded funds (“ETFs”) traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities, ETFs and futures contracts. Investments in mutual funds are valued daily at their NAV, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due

 Schwab U.S. REIT ETF

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The levels associated with valuing the fund’s investments as of August 31, 2014 are disclosed in the Portfolio Holdings.

(b) Accounting Policies for certain Portfolio Investments (if held):

Futures Contracts: Futures contracts are instruments that represent an agreement between two parties that obligates one party to buy, and the other party to sell, specific instruments at an agreed upon price on a stipulated future date. The fund must give the broker a deposit of cash and/or securities (initial margin) whenever it enters into a futures contract. The amount of the deposit may vary from one contract to another. Subsequent payments (variation margin) are made or received by the fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized. Futures are traded publicly on exchanges, and their market value may change daily.

As of August 31, 2014, the fund did not have any open futures contracts.

(c) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.

When the fund closes out a futures position, it calculates the difference between the value of the position at the beginning and at the end of the contract, and records a realized gain or loss accordingly.

(d) Real Estate Investment Trusts:

The fund invests in real estate investment trusts (REITs) which report information on the source of their distributions annually. Certain distributions received from REITs during the year, which are known to be a return of capital or realized gains, are recorded as a reduction to the cost of the individual REITs or as realized gains on investments, respectively.

(e) Investment Income:

Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the fund records certain foreign security dividends on the day it learns of the ex-dividend date. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.

(f) Expenses:

Pursuant to the Investment Advisory Agreement (“Advisory Agreement”) between Charles Schwab Investment Management, Inc. (“CSIM” or the “investment adviser”) and the trust, the investment adviser will pay the operating expenses of the fund, excluding interest expense, taxes, any brokerage expenses, and extraordinary or non-routine expenses. Interest expense, taxes, any brokerage expenses and extraordinary or non-routine expenses that are specific to the fund are charged directly to the fund.

(g) Distributions to Shareholders:

The fund generally makes distributions from net investment income, if any, quarterly and from net realized capital gains, if any, once a year.

(h) Accounting Estimates:

The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information

 Schwab U.S. REIT ETF

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.

(i) Federal Income Taxes:

The fund intends to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the fund distributes substantially all of its net investment income and realized net capital gains, if any, to its respective shareholders each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax.

(j) Indemnification:

Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss attributable to these arrangements to be remote.

3. Risk Factors:

Investing in the fund may involve certain risks, as discussed in the fund’s prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.

Market Risk. Stock and bond markets and the values of securities held by the fund rise and fall daily. As with any investment whose performance is tied to these markets, the value of an investment in the fund will fluctuate, which means that the investors could lose money.

Investment Style Risk. The fund is not actively managed. Therefore, the fund follows the securities included in the index during upturns as well as downturns. Because of its indexing strategy, the fund does not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of the fund’s expenses, the fund’s performance is normally below that of the index.

Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.

Large-Cap Risk. The fund will invest in large-cap segments of the U.S. stock market. Large-cap stocks tend to go in and out of favor based on market and economic conditions. During a period when large-cap U.S. stocks fall behind other types of investments — mid- or small-cap stocks, for instance — the fund’s large-cap holdings could reduce performance.

Small- and Mid-Cap Risk. REITs and other real estate companies may be small- to medium- sized companies in relation to the equity markets as a whole. Historically, mid- and small-cap stocks have been riskier than large-cap stocks. Mid- and small-cap companies themselves may be more vulnerable to adverse business or economic events than larger, more established companies. Stock prices of smaller companies may be based in substantial part on future expectations rather than current achievements and may move sharply, especially during market upturns and downturns. During a period when mid- and small-cap stocks fall behind other types of investments — bonds or large-cap stocks, for instance — the fund’s small- and mid-cap holdings could reduce performance.

REITs Risk. In addition to the risks associated with investing in securities of real estate companies and real estate related companies, REITs are subject to certain additional risks. Equity REITs may be affected by changes in the value of the underlying properties owned by the trusts. Further, REITs are dependent upon specialized management skills and may have their investments in relatively few properties, or in a small geographic area or a single property type. Failure of a company to qualify as a REIT under federal tax law may have adverse consequences to the fund. In addition, REITs have their own expenses, and the fund will bear a proportionate share of those expenses.

Real Estate Investment Risk. The fund has a policy of concentrating its investments in real estate companies and companies related to the real estate industry. As such, the fund is subject to risks associated with the direct ownership of real estate securities and an investment in the fund will be closely linked to the performance of the real estate markets. These risks include,

 Schwab U.S. REIT ETF

Financial Notes, unaudited (continued)

3. Risk Factors (continued):

among others, declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds or other limits to accessing the credit or capital markets; defaults by borrowers or tenants, particularly during an economic downturn; and changes in interest rates.

Tracking Error Risk. As an index fund, the fund seeks to track the performance of its benchmark index, although it may not be successful in doing so. The divergence between the performance of the fund and its benchmark index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant.

Derivatives Risk. The fund may invest in derivative instruments. The principal types of derivatives the fund may use are futures contracts. A futures contract is an agreement to buy or sell a financial instrument at a specific price on a specific day. The fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Certain of these risks, such as market risk and liquidity risk, are discussed elsewhere in this section. The fund’s use of derivatives is also subject to leverage risk, credit risk, lack of availability risk, valuation risk, correlation risk and tax risk. Leverage risk is the risk that use of derivatives may magnify the effect of any decrease or increase in the value of the fund’s portfolio securities. Credit risk is the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations. Lack of availability risk is the risk that suitable derivative transactions may not be available in all circumstances for risk management or other purposes. Valuation risk is the risk that a particular derivative may be valued incorrectly. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Tax risk is the risk that the use of derivatives may cause the fund to realize higher amounts of short-term capital gain. These risks could cause the fund to lose more than the principal amount invested.

Concentration Risk. To the extent that the fund’s or the index’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector or asset class (including the real estate industry, as described above), the fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.

Liquidity Risk. A particular investment may be difficult to purchase or sell. The fund may be unable to sell illiquid securities at an advantageous time or price.

Securities Lending Risk. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent.

Market Trading Risk. Although fund shares are listed on national securities exchanges, there can be no assurance that an active trading market for fund shares will develop or be maintained. If an active market is not maintained, investors may find it difficult to buy or sell fund shares.

Shares of the Fund May Trade at Prices Other Than NAV. Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of the fund will approximate the fund’s NAV, there may be times when the market price and the NAV vary significantly. Investors may pay more than NAV when they buy shares of the fund in the secondary market, and may receive less than NAV when they sell those shares in the secondary market.

Lack of Government Insurance or Guarantee. An investment in the fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Please refer to the fund’s prospectus for a more complete description of the principal risks of investing in the fund.

4. Affiliates and Affiliated Transactions:

CSIM, a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund’s investment adviser pursuant to an Advisory Agreement between CSIM and the trust.

For its advisory services to the fund, CSIM is entitled to receive an annual fee, payable monthly, equal to 0.07% of the fund’s average daily net assets.

Certain Schwab funds may own shares of other Schwab Funds. As of August 31, 2014, the percentage of outstanding shares of the fund owned by other Schwab funds is less than 1.0% for each fund.

 Schwab U.S. REIT ETF

Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):

Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions with other Schwab Funds including Schwab ETFs. All loans are for temporary or emergency purposes only. The interest rate to be charged on a loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board. The fund had no interfund borrowing or lending activity during the period.

5. Other Service Providers:

SEI Investments Distribution Co. is the principal underwriter and distributor of shares of the fund.

State Street Bank and Trust Company (“State Street”) serves as the fund’s transfer agent. As part of these services, the transfer agent maintains records pertaining to the sale, redemption and transfer of the fund’s shares.

State Street also serves as custodian and accountant for the fund. The custodian is responsible for the daily safekeeping of securities and cash held by the fund. The fund’s accountant maintains all books and records related to the fund’s transactions.

6. Board of Trustees:

The Board may include people who are officers and/or directors of CSIM or its affiliate. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees. For information regarding the trustees please refer to the Trustees and Officers table at the end of this report.

7. Borrowing from Banks:

The fund has access to custodian overdraft facilities and to an uncommitted line of credit of $100 million with State Street. The fund pays interest on the amounts it borrows at rates that are negotiated periodically.

There were no borrowings from the line of credit by the fund during the period. However, the fund may have utilized its overdraft facility and incurred interest expense, which is disclosed on the fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

8. Derivatives:

The fund entered into equity index futures contracts during the report period. The fund invested in futures to equitize available cash. The fair value and variation margin for futures contracts held at August 31, 2014, if any, are presented on the Portfolio Holdings and Statement of Assets and Liabilities, respectively. The net realized/unrealized gains (losses) on futures contracts are presented on the Statement of Operations. Refer to financial note 2(b) for the fund’s accounting policies with respect to futures contracts and financial note 3 for disclosures concerning the risks of investing in futures contracts. During the period, the month-end average contract values of futures contracts held by the fund was $128,320 and the month-end average number of contracts held was 1.

9. Purchases and Sales/Maturities of Investment Securities:

For the period ended August 31, 2014, purchases and sales/maturities of securities (excluding in-kind transactions and short-term obligations) were as follows:

Purchases of Securities	Sales/Maturities of Securities

$43,909,638	$35,679,796

10. In-Kind Transactions:

The consideration for the purchase of Creation Units of the fund generally consists of the in-kind deposit of a designated portfolio of equity securities, which constitutes an optimized representation of the securities involved in a relevant fund’s underlying index, and an amount of cash. Investors purchasing and redeeming Creation Units are subject to a standard creation transaction fee and a standard redemption transaction fee paid to the custodian to offset transfer and other transaction costs

 Schwab U.S. REIT ETF

Financial Notes, unaudited (continued)

10. In-Kind Transactions (continued):

associated with the issuance and redemption of Creation Units. Purchasers and redeemers of Creation Units for cash are subject to an additional variable charge paid to the fund that will offset the transaction costs to the fund of buying or selling portfolio securities. In addition, purchasers and redeemers of shares in Creation Units are responsible for payment of the costs of transferring securities to or out of the fund. From time to time, CSIM may cover the cost of any transaction fees when believed to be in the best interests of the fund.

The in-kind transactions for the period ended August 31, 2014 were as follows:

In-Kind Purchases of Securities	In-Kind Sales of Securities

$192,807,691	$50,890,555

For the period ended August 31, 2014, the fund realized net capital gains or losses resulting from in-kind redemptions of Creation Units. Because such gains or losses are not taxable to the fund and are not distributed to existing fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to capital received from investors at the end of the fund’s tax year. These reclassifications have no effect on net assets or net asset values per share. The net realized in-kind gains or losses for the period ended August 31, 2014 are disclosed in the fund’s Statement of Operations.

11. Federal Income Taxes

Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of February 28, 2014, the fund had capital loss carryforwards of $876,325 with no expiration*.

*	As a result of the passage of the Regulated Investment Company Modernization Act of 2010, capital losses incurred after December 31, 2010 may now be carried forward indefinitely, but must retain the character of the original loss. However, such losses must be utilized prior to the pre-enactment capital losses, which may increase the likelihood that the pre-enactment capital losses may expire unused. Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital loss, irrespective of the character of the original loss.

For tax purposes, realized net capital losses and late-year ordinary losses incurred after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the year ended February 28, 2014, the fund had capital losses deferred in the amount of $740,055.

As of February 28, 2014, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the fund, and has determined that no provision for income tax is required in the fund’s financial statements. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended February 28, 2014, the fund did not incur any interest or penalties.

12. Subsequent Events:

Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

Trustees and Officers

The tables below give information about the trustees and officers for the Schwab Strategic Trust which includes the fund covered in this report. The “Fund Complex” includes the Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust. The Fund Complex includes 96 funds.

The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

 Independent Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009.)	Retired/Private Investor (January 2009 – present); Formerly, Managing Director, Pacific Investment Management Company, LLC (PIMCO) and President, PIMCO Funds.	21	Director, PS Business Parks, Inc. (2005 – 2012).

Stephen Timothy Kochis 1946 Trustee (Trustee of Schwab Strategic Trust since 2012.)	CEO and Owner, Kochis Global (wealth management consulting) (May 2012 – present); Chairman and CEO, Aspiriant (wealth management) (January 2008 – April 2012).	21	None

Charles A. Ruffel 1956 Trustee (Trustee of Schwab Strategic Trust since 2009.)	Advisor (January 2008 – present) and Chief Executive Officer (January 1998 – January 2008), Asset International, Inc. (publisher of financial services information); Managing Partner and Co-Founder, Kudu Advisors, LLC (financial services) (June 2008 – present).	21	None

 Interested Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served)	During the Past Five Years	the Trustee	Other Directorships

Walter W. Bettinger II2 1960 Trustee (Trustee of Schwab Strategic Trust since 2009.)	As of October 2008, President and Chief Executive Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation. Since October 2008, Director, The Charles Schwab Corporation. Since May 2008, Director, Charles Schwab & Co., Inc. and Schwab Holdings, Inc. Since 2006, Director, Charles Schwab Bank. Until October 2008, President and Chief Operating Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation. From 2004 through 2007, Executive Vice President and President, Schwab Investor Services. From 2004 through 2005, Executive Vice President and Chief Operating Officer, Individual Investor Enterprise, and from 2002 through 2004, Executive Vice President, Corporate Services.	96	None

 Officers of the Trust

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Marie Chandoha 1961 President and Chief Executive Officer (Officer of Schwab Strategic Trust since 2010.)	Executive Vice President, Charles Schwab & Co., Inc. (Sept. 2010 – present); Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (March 2007 – August 2010).

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of Schwab Strategic Trust since 2009.)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present); Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Treasurer and Chief Financial Officer, Laudus Funds (June 2006 – present); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – present) and Schwab ETFs (Oct. 2009 – present); Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited (April 2005 – present).

Omar Aguilar 1970 Senior Vice President and Chief Investment Officer – Equities (Officer of Schwab Strategic Trust since 2011.)	Senior Vice President and Chief Investment Officer — Equities, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer — Equities, Schwab Funds and Laudus Funds (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (May 2009 – April 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).

Brett Wander 1961 Senior Vice President and Chief Investment Officer – Fixed Income (Officer of Schwab Strategic Trust since 2011.)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds and Laudus Funds (June 2011 – present); Senior Managing Director, Global Head of Active Fixed Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies, Loomis, Sayles & Company (April 2006 – Jan. 2008).

David Lekich 1964 Chief Legal Officer and Secretary (Officer of Schwab Strategic Trust since 2011.)	Senior Vice President, Charles Schwab & Co., Inc. (Sept. 2011 – present); Senior Vice President and Chief Counsel, Charles Schwab Investment Management Inc. (Sept. 2011 – present); Vice President, Charles Schwab & Co., Inc., (March 2004 – Sept. 2011) and Charles Schwab Investment Management, Inc. (Jan 2011 – Sept. 2011); Secretary (April 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds (April 2011 – present); Vice President and Assistant Clerk, Laudus Funds (April 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.

Catherine MacGregor 1964 Vice President and Assistant Secretary (Officer of Schwab Strategic Trust since 2009.)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (March 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).

[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The Schwab ETF’s retirement policy requires that independent trustees retire by December 31 of the year in which the Trustee turns 72 or the Trustee’s twentieth year of service as an independent trustee, whichever comes first.
[2]	Mr. Bettinger is an Interested Trustee because he owns stock of The Charles Schwab Corporation, the parent company of the investment adviser.
[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

Glossary

ask See “offer.”

asset allocation The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage to help offset risks and rewards, based on your goals, time horizon and risk tolerance.

asset class A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.

authorized participant (AP) A large institutional investor that places orders for creation units with the funds’ distributor.

Barclays U.S. Aggregate Bond Index A broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid ARM passthroughs), asset-backed securities, and commercial mortgage-backed securities.

beta A historical measure of an investment’s volatility relative to a market index (usually the S&P 500®). The index is defined as having a beta of 1.00. Investments with a beta higher than 1.00 have been more volatile than the index; those with a beta of less than 1.00 have been less volatile.

bid The highest price at which someone is willing to buy a security.

cap, capitalization See “market cap.”

capital gain, capital loss The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.

commencement of operations The date that the first NAV was calculated.

creation unit (C.U.) A basket of securities that is delivered by an authorized participant (AP) to the fund equal to the current holdings of the ETF, plus a designated cash component. In return, the APs receive a large block of ETF shares (typically 50,000 shares), which investors can then buy and sell in the secondary market.

Dow Jones U.S. Select REIT Index A float-adjusted market capitalization weighted index comprised of real estate investment trusts (REITs).

exchange A marketplace, or any organization or group that provides or maintains a marketplace for trading securities, options, futures, or commodities.

expense ratio The amount that is taken from the fund’s assets each year to cover the operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.

inception date The date that the shares began trading in the secondary market.

indicative optimized portfolio value (IOPV) A calculation disseminated by the stock exchange that approximates the fund’s NAV every 15 seconds throughout the trading day.

liquidity The ability to convert a security or asset quickly into cash.

market cap, market capitalization The value of a company as determined by the total value of all shares of its stock outstanding.

market price return The return based on the change in market price per share of the fund over a given time period. Market price returns assume that dividends and capital gain distributions have been reinvested in the fund at market price.

median market cap The midpoint of the range of market caps of the stocks held by a fund. There are different ways of calculating median market cap. With a simple median, half of the stocks in the fund’s portfolio would be larger than the median, and half would be smaller. With a weighted median (the type that is calculated for this fund), half of the fund’s assets are invested in stocks that are larger than the median market cap, and half in stocks that are smaller.

MSCI EAFE (Europe, Australasia, Far East) Index A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes; returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.

net asset value (NAV) The value of one share of a fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.

NAV return The return based on the change in NAV of the fund over a given time period. NAV returns assume that dividends and capital gain distributions have been reinvested in the fund.

offer (ask) The lowest price at which an individual is willing to sell a security.

open The price at which a security opened for trading on a given day.

outstanding shares, shares outstanding When speaking of the fund, indicates all shares currently held by investors.

price-to-book ratio (P/B)  The market price of a company’s stock compared with its “book value.” A mutual fund’s P/B is the weighted average of the P/B of all stocks in the fund’s portfolio.

price-to-earnings ratio (P/E)  The market price of a company’s stock compared with earnings over the past year. A mutual fund’s P/E is the weighted average of the P/E of all stocks in the fund’s portfolio.

primary market The market that deals with the issuance of new securities.

real estate investment trust (REIT) A real estate company that owns and commonly operates income producing commercial and/or residential real estate.

S&P 500 Index A market capitalization index that is designed to measure the performance of 500 leading publicly held companies in leading industries of the U.S. economy.

sampling If a fund uses a sampling method, the fund will not fully replicate the benchmark index and may hold securities not included in the index. A fund that utilizes a sampling approach may not track the return of the index.

secondary market The market in which investors purchase securities from other investors rather than directly from the issuing companies. Organized exchanges facilitate the trading of securities in the secondary market.

spread The gap between bid and ask prices of a security.

stock A share of ownership, or equity, in the issuing company.

total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

tracking error The difference between the performance of the fund and its benchmark index, positive or negative.

Schwab ETFstm are designed to be low-cost, diversified investments. The funds follow broad market indices and provide exposure to specific segments of the market, making each an investment option for the core portions of an investor portfolio. The list to the right shows all currently available Schwab ETFs.

Investors should carefully consider information contained in the prospectus, including investment objectives, risks, charges and expenses before investing. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab ETF. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

Proxy Voting Policies, Procedures and Results

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab ETFs’ website at www.schwabetfs.com, the SEC’s website at http://www.sec.gov, or by contacting Schwab ETFs at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabetfs.com or the SEC’s website at http://www.sec.gov.

Schwab ETFstm

U.S. ETFs
Schwab U.S. Broad Market ETFtm
Schwab U.S. Large-Cap ETFtm
Schwab U.S. Large-Cap Growth ETFtm
Schwab U.S. Large-Cap Value ETFtm
Schwab U.S. Mid-Cap ETFtm
Schwab U.S. Small-Cap ETFtm
Schwab U.S. Dividend Equity ETFtm
Schwab U.S. REIT ETFtm

International ETFs
Schwab International Equity ETFtm
Schwab International Small-Cap Equity ETFtm
Schwab Emerging Markets Equity ETFtm

Fixed Income ETFs
Schwab U.S. Aggregate Bond ETFtm
Schwab Short-Term U.S. Treasury ETFtm
Schwab Intermediate-Term U.S. Treasury ETFtm
Schwab U.S. TIPS ETFtm

Fundamental Index* ETFs
Schwab Fundamental U.S. Broad Market Index ETF
Schwab Fundamental U.S. Large Company Index ETF
Schwab Fundamental U.S. Small Company Index ETF
Schwab Fundamental International Large Company Index ETF
Schwab Fundamental International Small Company Index ETF
Schwab Fundamental Emerging Markets Large Company Index ETF

*	FUNDAMENTAL INDEX is a registered trademark of Research Affiliates LLC.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105

Schwab ETFstm
1-800-435-4000

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
© 2014 Charles Schwab Investment Management, Inc. All rights reserved.
Printed on recycled paper.
MFR63740-03
00125307

Semiannual report dated August 31, 2014, enclosed.

Schwab Fundamental Index* ETFs

Schwab Fundamental
U.S. Broad Market Index ETF

Schwab Fundamental
U.S. Large Company Index ETF

Schwab Fundamental
U.S. Small Company Index ETF

Schwab Fundamental
International Large Company
Index ETF

Schwab Fundamental
International Small Company Index ETF

Schwab Fundamental
Emerging Markets Large Company Index ETF

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*	SCHWAB is a registered trademark of Charles Schwab & Co., Inc. FUNDAMENTAL INDEX is a registered trademark of Research Affiliates LLC.

This wrapper is not part of the shareholder report.

Schwab Fundamental Index* ETFs

Semiannual Report
August 31, 2014

Schwab Fundamental
U.S. Broad Market Index ETF

Schwab Fundamental
U.S. Large Company Index ETF

Schwab Fundamental
U.S. Small Company Index ETF

Schwab Fundamental
International Large Company
Index ETF

Schwab Fundamental
International Small Company Index ETF

Schwab Fundamental
Emerging Markets Large Company Index ETF

*	SCHWAB is a registered trademark of Charles Schwab & Co., Inc. FUNDAMENTAL INDEX is a registered trademark of Research Affiliates LLC.

This page is intentionally left blank.

In This Report

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor: SEI Investments Distribution Co.

The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc. The Industry classifications used in the schedules of Portfolio Holdings are sub-categories of Sector classifications.

Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabetfs.com.

Total Returns for the 6 Months Ended August 31, 2014

Schwab Fundamental U.S. Broad Market Index ETF (Ticker Symbol: FNDB)

Market Price Return[1]	9.02%
NAV Return[1]	8.97%
Russell Fundamental U.S. Index	9.15%
ETF Category: Morningstar Large Value[2]	9.26%

Performance Details	page 6

Schwab Fundamental U.S. Large Company Index ETF (Ticker Symbol: FNDX)

Market Price Return[1]	9.49%
NAV Return[1]	9.45%
Russell Fundamental U.S. Large Company Index	9.66%
ETF Category: Morningstar Large Value[2]	9.26%

Performance Details	page 7

Schwab Fundamental U.S. Small Company Index ETF (Ticker Symbol: FNDA)

Market Price Return[1]	3.80%
NAV Return[1]	3.95%
Russell Fundamental U.S. Small Company Index	4.09%
ETF Category: Morningstar Small Blend[2]	1.47%

Performance Details	page 8

Schwab Fundamental International Large Company Index ETF (Ticker Symbol: FNDF)

Market Price Return[1]	1.41%
NAV Return[1]	1.63%
Russell Fundamental Developed ex-US Large Company Index (Net)*	1.81%
ETF Category: Morningstar Foreign Large Value[2]	4.78%

Performance Details	pages 9-10

Schwab Fundamental International Small Company Index ETF (Ticker Symbol: FNDC)

Market Price Return[1]	1.71%
NAV Return[1]	2.13%
Russell Fundamental Developed ex-US Small Company Index (Net)*	2.48%
ETF Category: Morningstar Foreign Small/Mid Blend[2]	1.18%

Performance Details	pages 11-12

Schwab Fundamental Emerging Markets Large Company Index ETF (Ticker Symbol: FNDE)

Market Price Return[1]	15.15%
NAV Return[1]	15.05%
Russell Fundamental Emerging Markets Large Company Index (Net)*	15.77%
ETF Category: Morningstar Diversified Emerging Markets[2]	13.81%

Performance Details	pages 13-14

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

For index definitions, please see the Glossary.

Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.

Index ownership — each of the names identifying a Russell Fundamental Index is a joint trademark of Russell Investments (“Russell”) and Research Affiliates LLC (“RA”) and is used by the funds under license. “Research Affiliates” and “Fundamental Index” are trademarks of RA. Subject to RA’s intellectual property rights in certain content, Russell is the owner of all copyrights related to the Russell Fundamental Index Series. Russell is the owner of the trademarks and copyrights related to the Russell Indexes. Schwab Fundamental Index ETFs are not sponsored, endorsed, sold or promoted by Russell or RA, and Russell and RA do not make any representation regarding the advisability of investing in shares of the funds.

*	The total returns cited are for the Russell Fundamental Developed ex-U.S. Large Company Index (Net), Russell Fundamental Developed ex-U.S. Small Company Index (Net), and Russell Fundamental Emerging Markets Large Company Index (Net), which are calculated net of foreign withholding taxes.
[1]	ETF performance must be shown based on both a market price and NAV basis. The fund’s per share net asset value (“NAV”) is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the fund are listed for trading, as of the time that the fund’s NAV is calculated. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.

2 Schwab Fundamental Index ETFs

From the President

Marie Chandoha is President and CEO of Charles Schwab Investment Management, Inc. and the funds covered in this report.

Dear Shareholder,

I’d like to thank you for trusting us to help you meet your investment goals, and for reading this important report regarding the Schwab Fundamental Index ETFs.

In recent years, fundamentally weighted strategies have enjoyed significant asset growth, as investors have embraced the value of alternative strategies. Unlike traditional equity indices that are often weighted by market capitalization, fundamentally weighted indices select and weight stocks by objective non-price measures, such as dividends, cash flow, and sales. By using this weighting methodology, the Schwab Fundamental Index ETFs can serve as effective complements to capitalization-weighted and actively managed investment vehicles, potentially helping shareholders create more attractive risk-adjusted portfolios. These funds also provide the benefits of an ETF, including transparency, intraday trading, and potential tax efficiency.

For the six-month reporting period ended August 31, 2014, the funds generated positive returns that generally tracked their respective indices. Emerging markets provided strong overall returns in U.S. dollar terms, helped by stabilizing economic conditions in select markets, relatively attractive stock valuations, and the continuation of low U.S. interest rates. However, Russian stocks struggled amid political tensions,

 Asset Class Performance Comparison % returns during the 6 months ended 8/31/2014

This graph compares the performance of various asset classes during the report period. Final performance figures for the period are in the key below.

8.84%	S&P 500® Index: measures U.S. large-cap stocks

−0.06%	Russell 2000® Index: measures U.S. small-cap stocks

1.24%	MSCI EAFE® Index (Net): measures (in U.S. dollars) large-cap stocks in Europe, Australasia and the Far East

2.74%	Barclays U.S. Aggregate Bond Index: measures the U.S. bond market

0.02%	Barclays U.S. Treasury Bills 1-3 Months Index: measures short-term U.S. Treasury obligations

For index definitions, please see the Glossary.

Data source: Index provider websites and Charles Schwab Investment Management, Inc.

Nothing in this report represents a recommendation of a security by the investment adviser.

Management views and portfolio holdings may have changed since the report date.

Schwab Fundamental Index ETFs 3

From the President continued

For the six-month reporting period ended August 31, 2014, the funds generated positive returns that generally tracked their respective indices.

increasing market volatility and reducing returns.1 U.S. stocks performed well, benefitting from rebounding economic growth and Federal Reserve assurances that short-term interest rates will remain low. Stocks in developed international markets generated modest returns amid slow economic growth in Europe. Reflecting these conditions, the Russell Fundamental Emerging Markets Large Company Index returned 15.8%,2 and the Russell Fundamental U.S. Large Company Index returned 9.7%.

In related product news, we are excited to announce the launch of the Schwab Fundamental Global Real Estate Index Fund, which enhances our line-up of fundamentally weighted strategies. More information about this new fund can be found on www.schwabfunds.com, or by contacting us at 1-800-435-4000. For information about the performance, holdings, and portfolio characteristics of the Schwab Fundamental Index ETFs, please continue reading this report, or visit www.schwabetfs.com.

Sincerely,

Investors should consider carefully information contained in the prospectus, including investment objectives, risks, charges and expenses. You can request a prospectus by calling 800-435-4000. Please read the prospectus carefully before investing.

International investments involve additional risks, which include differences in financial accounting standards, currency fluctuations, geopolitical risk, foreign taxes and regulations, and the potential for illiquid markets. Investing in emerging markets may accentuate these risks.

Risks of investing in REITs are similar to those associated with direct ownership of real estate, such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, supply and demand, and the management skill and creditworthiness of the issuer.

Charles Schwab Investment Management, Inc. (“CSIM”), is the investment adviser for Schwab’s proprietary funds, and Charles Schwab & Co., Inc., (“Schwab”), the distributor for Schwab Funds, are separate but affiliated companies and subsidiaries of The Charles Schwab Corporation.

Schwab ETFs are distributed by SEI Investments Distribution Co. (SIDCO). SIDCO is not affiliated with Charles Schwab & Co., Inc. or its affiliates.

Indices are unmanaged, do not incur management fees, costs and expenses, and cannot be invested in directly. Index return figures assume dividends and distributions were reinvested. Past performance is not an indication of future results.

[1]	To find out more information, please read “Investments in Russian Securities” in the “News & Events” section on www.schwabetfs.com.”
[2]	The total return cited for the Russell Fundamental Emerging Markets Large Company Index is net of foreign withholding taxes.

4 Schwab Fundamental Index ETFs

Fund Management

Agnes Hong, CFA, Managing Director and Head of Passive Equity Strategies, leads the portfolio management teams of Schwab’s index mutual funds and equity ETFs. She also has overall responsibility for all aspects of the management of the funds. Prior to joining CSIM in 2009, Ms. Hong spent five years as a portfolio manager at Barclays Global Investors (subsequently acquired by BlackRock), where she managed institutional index funds and quantitative active funds. Prior to that, Ms. Hong worked in management consulting and product management, servicing global financial services clients.

Chuck Craig, CFA, Managing Director and Senior Portfolio Manager, is responsible for the day-to-day co-management of the funds. Prior to joining CSIM in 2012, Mr. Craig worked at Guggenheim Funds (formerly Claymore Group), where he spent over five years as a managing director of portfolio management and supervision, and three years as vice president of product research and development. Prior to that, he worked as an equity research analyst at First Trust Portfolios (formerly Niké Securities), and a trader and analyst at PMA Securities, Inc.

Jane Qin, Portfolio Manager, is responsible for the day-to-day co-management of the funds. Prior to joining CSIM in 2013, Ms. Qin worked at The Bank of New York Mellon Corporation, where she spent more than two years as an associate equity portfolio manager, and nearly two years as a performance analyst. Prior to that, Ms. Qin worked at Wells Fargo Fund Management as a mutual fund analyst and at CIGNA Reinsurance in the Variable Annuity Death Benefits (VADBe) Risk Management group as a risk analyst.

Schwab Fundamental Index ETFs 5

Schwab Fundamental U.S. Broad Market Index ETF

Performance and Fund Facts as of 08/31/14

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabetfs.com.

 Total Returns1

Fund and Inception Date	6 Months	1 Year	Since Inception*

Fund: Schwab Fundamental U.S. Broad Market Index ETF (8/15/13)
Market Price Return[2]	9.02%	24.45%	19.32%
NAV Return[2]	8.97%	24.49%	19.40%
Russell Fundamental U.S. Index	9.15%	24.95%	19.82%
ETF Category: Morningstar Large Value[3]	9.26%	22.79%	19.32%

Fund Expense Ratio4: 0.32%

 Statistics

Number of Holdings	1,535
Weighted Average Market Cap ($ x 1,000,000)	$108,195
Price/Earnings Ratio (P/E)	18.8
Price/Book Ratio (P/B)	2.3
Portfolio Turnover Rate[5,6]	6%

 Sector Weightings % of Investments

Energy	15.1%
Information Technology	14.2%
Financials	13.7%
Consumer Discretionary	12.1%
Health Care	11.1%
Industrials	10.8%
Consumer Staples	10.5%
Utilities	4.2%
Materials	4.2%
Telecommunication Services	3.8%
Other	0.3%
Total	100.0%

 Top Equity Holdings % of Net Assets7

Exxon Mobil Corp.	4.3%
Chevron Corp.	2.3%
Microsoft Corp.	1.9%
AT&T, Inc.	1.9%
ConocoPhillips	1.7%
Verizon Communications, Inc.	1.4%
Hewlett-Packard Co.	1.4%
Intel Corp.	1.4%
The Procter & Gamble Co.	1.3%
International Business Machines Corp.	1.3%
Total	18.9%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

For index definitions, please see the Glossary.

Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.

Index ownership — “Russell Fundamental U.S. Index” is a joint trademark of Russell Investments (“Russell”) and Research Affiliates LLC (“RA”) and is used by the fund under license. “Research Affiliates” and “Fundamental Index” are trademarks of RA. Subject to RA’s intellectual property rights in certain content, Russell is the owner of all copyrights related to the Russell Fundamental Index Series. Russell is the owner of the trademarks and copyrights related to the Russell Indexes. Schwab Fundamental U.S. Broad Market Index ETF is not sponsored, endorsed, sold or promoted by Russell or RA, and Russell and RA do not make any representation regarding the advisability of investing in shares of the fund.

Portfolio holdings may have changed since the report date.

An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.

Source of Sector Classification: S&P and MSCI.

*	Inception (8/15/13) represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	ETF performance must be shown based on both a market price and NAV basis. The fund’s per share net asset value (“NAV”) is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the fund are listed for trading, as of the time that the fund’s NAV is calculated. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[4]	As stated in the prospectus.
[5]	Not annualized.
[6]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
[7]	This list is not a recommendation of any security by the investment adviser.

6 Schwab Fundamental Index ETFs

Schwab Fundamental U.S. Large Company Index ETF

Performance and Fund Facts as of 08/31/14

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabetfs.com.

 Total Returns1

Fund and Inception Date	6 Months	1 Year	Since Inception*

Fund: Schwab Fundamental U.S. Large Company Index ETF (8/15/13)
Market Price Return[2]	9.49%	24.27%	19.48%
NAV Return[2]	9.45%	24.53%	19.48%
Russell Fundamental U.S. Large Company Index	9.66%	24.99%	19.91%
ETF Category: Morningstar Large Value[3]	9.26%	22.79%	19.32%

Fund Expense Ratio4: 0.32%

 Statistics

Number of Holdings	634
Weighted Average Market Cap ($ x 1,000,000)	$117,992
Price/Earnings Ratio (P/E)	17.9
Price/Book Ratio (P/B)	2.3
Portfolio Turnover Rate[5,6]	6%

 Sector Weightings % of Investments

Energy	15.9%
Information Technology	14.1%
Financials	12.9%
Consumer Discretionary	11.8%
Health Care	11.5%
Consumer Staples	11.2%
Industrials	10.0%
Utilities	4.2%
Telecommunication Services	4.1%
Materials	4.0%
Other	0.3%
Total	100.0%

 Top Equity Holdings % of Net Assets7

Exxon Mobil Corp.	4.7%
Chevron Corp.	2.6%
Microsoft Corp.	2.1%
AT&T, Inc.	2.0%
ConocoPhillips	1.9%
Hewlett-Packard Co.	1.5%
Verizon Communications, Inc.	1.5%
Intel Corp.	1.5%
The Procter & Gamble Co.	1.4%
International Business Machines Corp.	1.4%
Total	20.6%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

For index definitions, please see the Glossary.

Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.

Index ownership — “Russell Fundamental U.S. Large Company Index” is a joint trademark of Russell Investments (“Russell”) and Research Affiliates LLC (“RA”) and is used by the fund under license. “Research Affiliates” and “Fundamental Index” are trademarks of RA. Subject to RA’s intellectual property rights in certain content, Russell is the owner of all copyrights related to the Russell Fundamental Index Series. Russell is the owner of the trademarks and copyrights related to the Russell Indexes. Schwab Fundamental U.S. Large Company Index ETF is not sponsored, endorsed, sold or promoted by Russell or RA, and Russell and RA do not make any representation regarding the advisability of investing in shares of the fund.

Portfolio holdings may have changed since the report date.

An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.

Source of Sector Classification: S&P and MSCI.

*	Inception (8/15/13) represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	ETF performance must be shown based on both a market price and NAV basis. The fund’s per share net asset value (“NAV”) is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the fund are listed for trading, as of the time that the fund’s NAV is calculated. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[4]	As stated in the prospectus.
[5]	Not annualized.
[6]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
[7]	This list is not a recommendation of any security by the investment adviser.

Schwab Fundamental Index ETFs 7

Schwab Fundamental U.S. Small Company Index ETF

Performance and Fund Facts as of 08/31/14

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabetfs.com.

 Total Returns1

Fund and Inception Date	6 Months	1 Year	Since Inception*

Fund: Schwab Fundamental U.S. Small Company Index ETF (8/15/13)
Market Price Return[2]	3.80%	23.80%	18.20%
NAV Return[2]	3.95%	23.74%	18.24%
Russell Fundamental U.S. Small Company Index	4.09%	24.26%	18.72%
ETF Category: Morningstar Small Blend[3]	1.47%	19.44%	16.59%

Fund Expense Ratio4: 0.32%

 Statistics

Number of Holdings	903
Weighted Average Market Cap ($ x 1,000,000)	$4,002
Price/Earnings Ratio (P/E)	40.9
Price/Book Ratio (P/B)	2.0
Portfolio Turnover Rate[5,6]	15%

 Sector Weightings % of Investments

Financials	21.5%
Industrials	19.6%
Information Technology	15.0%
Consumer Discretionary	14.9%
Health Care	6.7%
Materials	6.2%
Energy	6.2%
Utilities	3.8%
Consumer Staples	3.6%
Telecommunication Services	1.0%
Other	1.5%
Total	100.0%

 Top Equity Holdings % of Net Assets7

ITT Corp.	0.5%
Dean Foods Co.	0.4%
Intercontinental Exchange, Inc.	0.3%
Protective Life Corp.	0.3%
SunEdison, Inc.	0.3%
Whiting Petroleum Corp.	0.3%
AK Steel Holding Corp.	0.3%
Endurance Specialty Holdings Ltd.	0.3%
Popular, Inc.	0.3%
Southwest Airlines Co.	0.3%
Total	3.3%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

For index definitions, please see the Glossary.

Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.

Investments in smaller companies typically exhibit higher volatility.

Index ownership — “Russell Fundamental U.S. Small Company Index” is a joint trademark of Russell Investments (“Russell”) and Research Affiliates LLC (“RA”) and is used by the fund under license. “Research Affiliates” and “Fundamental Index” are trademarks of RA. Subject to RA’s intellectual property rights in certain content, Russell is the owner of all copyrights related to the Russell Fundamental Index Series. Russell is the owner of the trademarks and copyrights related to the Russell Indexes. Schwab Fundamental U.S. Small Company Index ETF is not sponsored, endorsed, sold or promoted by Russell or RA, and Russell and RA do not make any representation regarding the advisability of investing in shares of the fund.

Portfolio holdings may have changed since the report date.

An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.

Source of Sector Classification: S&P and MSCI.

*	Inception (8/15/13) represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	ETF performance must be shown based on both a market price and NAV basis. The fund’s per share net asset value (“NAV”) is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the fund are listed for trading, as of the time that the fund’s NAV is calculated. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[4]	As stated in the prospectus.
[5]	Not annualized.
[6]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
[7]	This list is not a recommendation of any security by the investment adviser.

8 Schwab Fundamental Index ETFs

Schwab Fundamental International Large Company Index ETF

Performance and Fund Facts as of 08/31/14

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabetfs.com.

 Total Returns1

Fund and Inception Date	6 Months	1 Year	Since Inception**

Fund: Schwab Fundamental International Large Company Index ETF (8/15/13)
Market Price Return[2]	1.41%	19.59%	14.35%
NAV Return[2]	1.63%	19.91%	14.02%
Russell Fundamental Developed ex-US Large Company Index (Net)*	1.81%	20.43%	14.49%
ETF Category: Morningstar Foreign Large Value[3]	4.78%	19.83%	15.64%

Fund Expense Ratio4: 0.32%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

For index definitions, please see the Glossary.

Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.

International investing may involve risk of capital loss from unfavorable fluctuation in currency values, from differences in generally accepted accounting principles, or from economic or political instability in other nations.

Index ownership — “Russell Fundamental Developed ex-U.S. Large Company Index” is a joint trademark of Russell Investments (“Russell”) and Research Affiliates LLC (“RA”) and is used by the fund under license. “Research Affiliates” and “Fundamental Index” are trademarks of RA. Subject to RA’s intellectual property rights in certain content, Russell is the owner of all copyrights related to the Russell Fundamental Series. Russell is the owner of the trademarks and copyrights related to the Russell Indexes. Schwab Fundamental International Large Company Index ETF is not sponsored, endorsed, sold or promoted by Russell or RA, and Russell and RA do not make any representation regarding the advisability of investing in shares of the fund.

*	The total return cited is for the Russell Fundamental Developed ex-U.S. Large Company Index (Net), which is calculated net of foreign withholding taxes.
**	Inception (8/15/13) represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	ETF performance must be shown based on both a market price and NAV basis. The fund’s per share net asset value (“NAV”) is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the fund are listed for trading, as of the time that the fund’s NAV is calculated. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[4]	As stated in the prospectus.

Schwab Fundamental Index ETFs 9

 Schwab Fundamental International Large Company Index ETF

Performance and Fund Facts as of 08/31/14 continued

 Statistics

Number of Holdings	816
Weighted Average Market Cap ($ x 1,000,000)	$65,392
Price/Earnings Ratio (P/E)	21.4
Price/Book Ratio (P/B)	1.4
Portfolio Turnover Rate[1,2]	6%

 Sector Weightings % of Investments

Financials	18.4%
Energy	14.4%
Industrials	12.4%
Consumer Discretionary	10.0%
Materials	9.7%
Consumer Staples	9.1%
Telecommunication Services	7.9%
Health Care	6.8%
Utilities	6.1%
Information Technology	4.8%
Other	0.4%
Total	100.0%

 Top Equity Holdings % of Net Assets3

BP plc	2.4%
Royal Dutch Shell plc, A Shares	2.2%
Total S.A.	2.0%
Royal Dutch Shell plc, B Shares	1.5%
HSBC Holdings plc	1.4%
Banco Santander S.A.	1.3%
Nestle S.A. – Reg’d	1.2%
Telefonica S.A.	1.1%
Eni S.p.A.	1.1%
AstraZeneca plc	0.9%
Total	15.1%

 Country Weightings % of Investments

Japan	20.2%
United Kingdom	17.0%
France	10.7%
Germany	8.6%
Canada	7.1%
Netherlands	6.0%
Switzerland	5.6%
Australia	5.5%
Spain	4.5%
Italy	4.1%
Other Countries	10.7%
Total	100.0%

Portfolio holdings may have changed since the report date.

An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.

Source of Sector Classification: S&P and MSCI.

[1]	Not annualized.
[2]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
[3]	This list is not a recommendation of any security by the investment adviser.

10 Schwab Fundamental Index ETFs

Schwab Fundamental International Small Company Index ETF

Performance and Fund Facts as of 08/31/14

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabetfs.com.

 Total Returns1

Fund and Inception Date	6 Months	1 Year	Since Inception**

Fund: Schwab Fundamental International Small Company Index ETF (8/15/13)
Market Price Return[2]	1.71%	18.30%	13.23%
NAV Return[2]	2.13%	18.32%	12.67%
Russell Fundamental Developed ex-US Small Company Index (Net)*	2.48%	19.36%	13.62%
ETF Category: Morningstar Foreign Small/Mid Blend[3]	1.18%	19.24%	15.18%

Fund Expense Ratio4: 0.48%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

For index definitions, please see the Glossary.

Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.

International investing may involve risk of capital loss from unfavorable fluctuation in currency values, from differences in generally accepted accounting principles, or from economic or political instability in other nations.

Investments in smaller companies typically exhibit higher volatility.

Index ownership — “Russell Fundamental Developed ex-U.S. Small Company Index” is a joint trademark of Russell Investments (“Russell”) and Research Affiliates LLC (“RA”) and is used by the fund under license. “Research Affiliates” and “Fundamental Index” are trademarks of RA. Subject to RA’s intellectual property rights in certain content, Russell is the owner of all copyrights related to the Russell Fundamental Index Series. Russell is the owner of the trademarks and copyrights related to the Russell Indexes. Schwab Fundamental International Small Company Index ETF is not sponsored, endorsed, sold or promoted by Russell or RA, and Russell and RA do not make any representation regarding the advisability of investing in shares of the fund.

*	The total return cited is for the Russell Fundamental Developed ex-U.S. Small Company Index (Net), which is calculated net of foreign withholding taxes.
**	Inception (8/15/13) represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	ETF performance must be shown based on both a market price and NAV basis. The fund’s per share net asset value (“NAV”) is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the fund are listed for trading, as of the time that the fund’s NAV is calculated. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[4]	As stated in the prospectus. Includes expenses of the underlying funds in which the fund invests. The annualized weighted average expense ratio of the underlying funds was 0.02%.

Schwab Fundamental Index ETFs 11

 Schwab Fundamental International Small Company Index ETF

Performance and Fund Facts as of 08/31/14 continued

 Statistics

Number of Holdings	1,311
Weighted Average Market Cap ($ x 1,000,000)	$3,641
Price/Earnings Ratio (P/E)	25.1
Price/Book Ratio (P/B)	1.4
Portfolio Turnover Rate[1,2]	14%

 Sector Weightings % of Investments

Industrials	23.9%
Consumer Discretionary	18.3%
Financials	17.4%
Materials	10.7%
Information Technology	8.7%
Consumer Staples	7.5%
Health Care	4.7%
Energy	4.0%
Utilities	1.6%
Telecommunication Services	1.1%
Other	2.1%
Total	100.0%

 Top Equity Holdings % of Net Assets3

Celesio AG	0.4%
Bankia S.A.	0.3%
DCC plc	0.3%
Dixons Carphone plc.	0.3%
Alps Electric Co., Ltd.	0.3%
Casio Computer Co., Ltd.	0.3%
Koito Manufacturing Co., Ltd.	0.2%
Hongkong Land Holdings Ltd.	0.2%
NGK Insulators Ltd.	0.2%
Minebea Co., Ltd.	0.2%
Total	2.7%

 Country Weightings % of Investments

Japan	36.9%
United Kingdom	12.7%
Canada	8.7%
Australia	5.9%
France	4.3%
Germany	3.7%
Switzerland	3.1%
Hong Kong	2.8%
Italy	2.4%
Spain	2.2%
Other Countries	17.3%
Total	100.0%

Portfolio holdings may have changed since the report date.

An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.

Source of Sector Classification: S&P and MSCI.

[1]	Not annualized.
[2]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
[3]	This list is not a recommendation of any security by the investment adviser.

12 Schwab Fundamental Index ETFs

Schwab Fundamental Emerging Markets Large Company Index ETF

Performance and Fund Facts as of 08/31/14

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabetfs.com.

 Total Returns1

Fund and Inception Date	6 Months	1 Year	Since Inception**

Fund: Schwab Fundamental Emerging Markets Large Company Index ETF (8/15/13)
Market Price Return[2]	15.15%	17.97%	14.61%
NAV Return[2]	15.05%	17.64%	14.39%
Russell Fundamental Emerging Markets Large Company Index (Net)*	15.77%	18.48%	15.24%
ETF Category: Morningstar Diversified Emerging Markets[3]	13.81%	18.29%	12.87%

Fund Expense Ratio4: 0.47%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

For index definitions, please see the Glossary.

Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.

International investing may involve risk of capital loss from unfavorable fluctuation in currency values, from differences in generally accepted accounting principles, or from economic or political instability in other nations.

Emerging markets involve heightened risks related to the same factors as international investing, as well as increased volatility and lower trading volume.

Index ownership — “Russell Fundamental Emerging Markets Large Company Index” is a joint trademark of Russell Investments (“Russell”) and Research Affiliates LLC (“RA”) and is used by the fund under license. “Research Affiliates” and “Fundamental Index” are trademarks of RA. Subject to RA’s intellectual property rights in certain content, Russell is the owner of all copyrights related to the Russell Fundamental Index Series. Russell is the owner of the trademarks and copyrights related to the Russell Indexes. Schwab Fundamental Emerging Markets Large Company Index ETF is not sponsored, endorsed, sold or promoted by Russell or RA, and Russell and RA do not make any representation regarding the advisability of investing in shares of the fund.

*	The total return cited is for the Russell Fundamental Emerging Markets Large Company Index (Net), which is calculated net of foreign withholding taxes.
**	Inception (8/15/13) represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	ETF performance must be shown based on both a market price and NAV basis. The fund’s per share net asset value (“NAV”) is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the fund are listed for trading, as of the time that the fund’s NAV is calculated. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[4]	As stated in the prospectus. Includes expenses of the underlying funds in which the fund invests. The annualized weighted average expense ratio of the underlying funds was 0.01%.

Schwab Fundamental Index ETFs 13

 Schwab Fundamental Emerging Markets Large Company Index ETF

Performance and Fund Facts as of 08/31/14 continued

 Statistics

Number of Holdings	288
Weighted Average Market Cap ($ x 1,000,000)	$57,842
Price/Earnings Ratio (P/E)	12.4
Price/Book Ratio (P/B)	1.1
Portfolio Turnover Rate[1,2]	10%

 Sector Weightings % of Investments

Energy	24.6%
Financials	18.0%
Information Technology	15.2%
Materials	11.7%
Telecommunication Services	10.1%
Consumer Discretionary	5.9%
Industrials	5.4%
Utilities	3.8%
Consumer Staples	3.1%
Other	2.2%
Total	100.0%

 Top Equity Holdings % of Net Assets3

Gazprom OAO	3.5%
LUKOIL OAO	3.4%
Samsung Electronics Co., Ltd.	3.2%
Petroleo Brasileiro S.A., Preferred Stock	3.1%
China Mobile Ltd.	2.2%
Petroleo Brasileiro S.A.	2.0%
China Construction Bank Corp., H Shares	1.7%
Taiwan Semiconductor Manufacturing Co., Ltd.	1.7%
Hon Hai Precision Industry, Co., Ltd.	1.6%
Itau Unibanco Holding S.A., Preferred Stock	1.6%
Total	24.0%

 Country Weightings % of Investments

Republic of Korea	18.1%
Brazil	16.3%
China	14.9%
Taiwan	12.6%
Russia	11.6%
South Africa	7.0%
Mexico	3.5%
India	2.4%
United States	2.2%
Poland	2.1%
Other Countries	9.3%
Total	100.0%

Portfolio holdings may have changed since the report date.

An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.

Source of Sector Classification: S&P and MSCI.

[1]	Not annualized.
[2]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
[3]	This list is not a recommendation of any security by the investment adviser.

14 Schwab Fundamental Index ETFs

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

As a fund shareholder, you may incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares; and, (2) ongoing costs, including management fees and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning March 1, 2014 and held through August 31, 2014.

Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, including any brokerage commissions you may pay when purchasing or selling shares of a fund. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period[2]
	(Annualized)	at 3/1/14	at 8/31/14	3/1/14–8/31/14

Schwab Fundamental U.S. Broad Market Index ETF
Actual Return	0.32%	$1,000.00	$1,089.70	$1.69
Hypothetical 5% Return	0.32%	$1,000.00	$1,023.59	$1.63

Schwab Fundamental U.S. Large Company Index ETF
Actual Return	0.32%	$1,000.00	$1,094.50	$1.69
Hypothetical 5% Return	0.32%	$1,000.00	$1,023.59	$1.63

Schwab Fundamental U.S. Small Company Index ETF
Actual Return	0.32%	$1,000.00	$1,039.50	$1.65
Hypothetical 5% Return	0.32%	$1,000.00	$1,023.59	$1.63

Schwab Fundamental International Large Company Index ETF
Actual Return	0.32%	$1,000.00	$1,016.30	$1.63
Hypothetical 5% Return	0.32%	$1,000.00	$1,023.59	$1.63

Schwab Fundamental International Small Company Index ETF
Actual Return	0.46%	$1,000.00	$1,021.30	$2.34
Hypothetical 5% Return	0.46%	$1,000.00	$1,022.89	$2.35

Schwab Fundamental Emerging Markets Large Company Index ETF
Actual Return	0.46%	$1,000.00	$1,150.50	$2.49
Hypothetical 5% Return	0.46%	$1,000.00	$1,022.89	$2.35

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights. The expenses incurred by the underlying funds in which the funds invest are not included in this ratio.
[2]	Expenses for each fund are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days of the period, and divided by 365 days of the fiscal year.

Schwab Fundamental Index ETFs 15

Schwab Fundamental U.S. Broad Market Index ETF

Financial Statements

Financial Highlights

	3/1/14–		8/14/13[1]–
	8/31/14*		2/28/14

Per-Share Data ($)

Net asset value at beginning of period	27.36		25.00

Income (loss) from investment operations:
Net investment income (loss)	0.24		0.21
Net realized and unrealized gains (losses)	2.21		2.28

Total from investment operations	2.45		2.49
Less distributions:
Distributions from net investment income	(0.24)		(0.13)

Net asset value at end of period	29.57		27.36

Total return (%)	8.97	[2]	9.99	[2]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Total expenses	0.32	[3]	0.32	[3]
Net investment income (loss)	2.01	[3]	2.11	[3]
Portfolio turnover rate[4]	6	[2]	5	[2]
Net assets, end of period ($ x 1,000)	134,546		58,823

* Unaudited.
1 Commencement of operations.
2 Not annualized.
3 Annualized.
4 Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.

16 See financial notes

 Schwab Fundamental U.S. Broad Market Index ETF

Portfolio Holdings as of August 31, 2014 (Unaudited)

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers, any holdings exceeding 1% of the fund’s net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as “Other Securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab ETFsTM at 1-800-435-4000. This complete schedule, filed on the fund’s Form N-CSR, is also available on the SEC’s website at http://www.sec.gov.

In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabetfs.com.

			Cost	Value
Holdings by Category			($)	($)

99.8%		Common Stock	125,059,017	134,234,854
0.3%		Other Investment Companies	414,207	416,289
0.0%		Rights	1,852	1,852
0.0%		Short-Term Investment	5,000	5,000

100.1%		Total Investments	125,480,076	134,657,995
(0	.1)%	Other Assets and Liabilities, Net		(111,842)

100.0%		Net Assets		134,546,153

	Number	% of Net	Value
Security	of Shares	Assets	($)

Common Stock 99.8% of net assets

Automobiles & Components 1.0%
Other Securities		1.0	1,353,544

Banks 5.4%
Bank of America Corp.	93,515	1.1	1,504,656
Citigroup, Inc.	18,382	0.7	949,430
JPMorgan Chase & Co.	26,299	1.2	1,563,476
Wells Fargo & Co.	23,136	0.9	1,190,116
Other Securities		1.5	2,076,469

		5.4	7,284,147

Capital Goods 7.8%
3M Co.	3,569	0.4	513,936
General Electric Co.	61,744	1.2	1,604,109
United Technologies Corp.	5,836	0.5	630,171
Other Securities		5.7	7,684,632

		7.8	10,432,848

Commercial & Professional Services 1.2%
Other Securities		1.2	1,647,674

Consumer Durables & Apparel 1.1%
Other Securities		1.1	1,527,830

Consumer Services 1.8%
McDonald’s Corp.	7,126	0.5	667,849
Other Securities		1.3	1,706,236

		1.8	2,374,085

Diversified Financials 3.1%
Berkshire Hathaway, Inc., Class B *	6,570	0.7	901,732
The Charles Schwab Corp. (a)	3,583	0.1	102,151
Other Securities		2.3	3,187,511

		3.1	4,191,394

Energy 15.1%
Chevron Corp.	24,297	2.3	3,145,247
ConocoPhillips	28,335	1.7	2,301,369
Exxon Mobil Corp.	57,876	4.3	5,756,347
Occidental Petroleum Corp.	5,518	0.4	572,382
Phillips 66	12,416	0.8	1,080,440
Schlumberger Ltd.	5,557	0.5	609,270
Valero Energy Corp.	12,612	0.5	682,814
Other Securities		4.6	6,118,829

		15.1	20,266,698

Food & Staples Retailing 3.7%
Costco Wholesale Corp.	4,277	0.4	517,859
CVS Caremark Corp.	13,842	0.8	1,099,747
Wal-Mart Stores, Inc.	21,614	1.2	1,631,857
Walgreen Co.	9,132	0.4	552,669
Other Securities		0.9	1,202,797

		3.7	5,004,929

Food, Beverage & Tobacco 4.9%
Altria Group, Inc.	13,654	0.4	588,214
Archer-Daniels-Midland Co.	10,151	0.4	506,129
Mondelez International, Inc., Class A	14,050	0.4	508,469
PepsiCo, Inc.	9,450	0.6	874,030
Philip Morris International, Inc.	10,497	0.7	898,333
The Coca-Cola Co.	17,619	0.5	735,065
Other Securities		1.9	2,461,403

		4.9	6,571,643

Health Care Equipment & Services 5.8%
Abbott Laboratories	12,380	0.4	522,931
UnitedHealth Group, Inc.	10,738	0.7	930,770
WellPoint, Inc.	7,553	0.7	880,000
Other Securities		4.0	5,490,231

		5.8	7,823,932

Household & Personal Products 1.9%
The Procter & Gamble Co.	21,021	1.3	1,747,055
Other Securities		0.6	831,516

		1.9	2,578,571

Insurance 3.4%
The Travelers Cos., Inc.	6,614	0.5	626,412

See financial notes 17

 Schwab Fundamental U.S. Broad Market Index ETF

Portfolio Holdings (Unaudited) continued

	Number	% of Net	Value
Security	of Shares	Assets	($)
Other Securities		2.9	3,897,688

		3.4	4,524,100

Materials 4.2%
Other Securities		4.2	5,619,930

Media 3.5%
Comcast Corp., Class A	12,103	0.5	662,397
The Walt Disney Co.	9,153	0.6	822,672
Time Warner, Inc.	9,148	0.5	704,670
Other Securities		1.9	2,525,611

		3.5	4,715,350

Pharmaceuticals, Biotechnology & Life Sciences 5.3%
Amgen, Inc.	4,823	0.5	672,230
Johnson & Johnson	14,770	1.1	1,532,092
Merck & Co., Inc.	14,663	0.7	881,393
Pfizer, Inc.	47,229	1.0	1,388,060
Other Securities		2.0	2,680,941

		5.3	7,154,716

Real Estate 1.8%
Other Securities		1.8	2,426,078

Retailing 4.7%
Lowe’s Cos., Inc.	11,567	0.5	607,383
Target Corp.	9,866	0.4	592,651
The Home Depot, Inc.	8,646	0.6	808,401
Other Securities		3.2	4,283,940

		4.7	6,292,375

Semiconductors & Semiconductor Equipment 2.9%
Intel Corp.	52,871	1.4	1,846,255
Other Securities		1.5	2,001,200

		2.9	3,847,455

Software & Services 6.5%
International Business Machines Corp.	8,827	1.3	1,697,432
Microsoft Corp.	57,057	1.9	2,592,100
Oracle Corp.	14,657	0.5	608,705
Other Securities		2.8	3,850,892

		6.5	8,749,129

Technology Hardware & Equipment 4.8%
Apple, Inc.	11,830	0.9	1,212,575
Cisco Systems, Inc.	36,339	0.7	908,112
Hewlett-Packard Co.	48,636	1.4	1,848,168
Other Securities		1.8	2,547,440

		4.8	6,516,295

Telecommunication Services 3.8%
AT&T, Inc.	71,963	1.9	2,515,826
Verizon Communications, Inc.	37,310	1.4	1,858,784
Other Securities		0.5	754,069

		3.8	5,128,679

Transportation 1.9%
Other Securities		1.9	2,527,587

Utilities 4.2%
Other Securities		4.2	5,675,865

Total Common Stock
(Cost $125,059,017)			134,234,854

Other Investment Companies 0.3% of net assets

Equity Fund 0.0%
Other Securities		0.0	35,931

Money Market Fund 0.0%
Other Securities		0.0	35,440

Securities Lending Collateral 0.3%
Other Securities		0.3	344,918

Total Other Investment Companies
(Cost $414,207)			416,289

Rights 0.0% of net assets

Telecommunication Services 0.0%
Other Securities		0.0	1,852

Total Rights
(Cost $1,852)			1,852

Security	Face Amount	% of Net	Value
Rate, Maturity Date	($)	Assets	($)

Short-Term Investment 0.0% of net assets

U.S. Treasury Obligation 0.0%
Other Securities		0.0	5,000

Total Short-Term Investment
(Cost $5,000)			5,000

End of Investments.

18 See financial notes

 Schwab Fundamental U.S. Broad Market Index ETF

Portfolio Holdings (Unaudited) continued

At 08/31/14, the tax basis cost of the fund’s investments was $125,481,848 and the unrealized appreciation and depreciation were $9,899,568 and ($723,421), respectively, with a net unrealized appreciation of $9,176,147.

For the following notes, please refer to the complete schedule of portfolio holdings.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.
(b)	Illiquid security. At the period end, the value of these amounted to $1,852 or 0.0% of net assets.
(c)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(d)	The rate shown is the 7-day yield.
(e)	The rate shown is the purchase yield.
(f)	All or a portion of this security is on loan. Securities on loan were valued at $347,866.

CVR —	Contingent Value Rights
ETF —	Exchange Traded Fund
REIT —	Real Estate Investment Trust

The following is a summary of the inputs used to value the fund’s investments as of August 31, 2014 (see financial note 2(a) for additional information):

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$134,234,854	$—	$—	$134,234,854
Other Investment Companies[1]	416,289	—	—	416,289
Rights[1]	—	—	1,852	1,852
Short-Term Investment[1]	—	5,000	—	5,000

Total	$134,651,143	$5,000	$1,852	$134,657,995

[1]	As categorized in the complete schedule of portfolio holdings.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance		Change in					Balance
	as of	Realized	Unrealized			Gross	Gross	as of
	February 28,	Gains	Appreciation	Gross	Gross	Transfers	Transfers	August 31,
Investments in Securities	2014	(Losses)	(Depreciation)	Purchases	Sales	in	out	2014

Rights	$—	$—	$—	$1,852	$—	$—	$—	$1,852

Total	$—	$—	$—	$1,852	$—	$—	$—	$1,852

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended August 31, 2014.

See financial notes 19

 Schwab Fundamental U.S. Broad Market Index ETF

Statement of
Assets and Liabilities
As of August 31, 2014; unaudited

Assets

Investments in affiliated issuers, at value (cost $90,875)		$102,151
Investments in unaffiliated issuers, at value (cost $125,044,283) including securities on loan of $347,866		134,210,926
Collateral invested for securities on loan, at value (cost $344,918)	+	344,918

Total investments, at value (cost $125,480,076)		134,657,995
Receivables:
Investments sold		247,209
Dividends		319,556
Income from securities on loan	+	1,088

Total assets		135,225,848

Liabilities

Collateral held for securities on loan		344,918
Payables:
Investments bought		327,725
Investment adviser fees	+	7,052

Total liabilities		679,695

Net Assets

Total assets		135,225,848
Total liabilities	−	679,695

Net assets		$134,546,153

Net Assets by Source
Capital received from investors		124,982,529
Net investment income not yet distributed		395,001
Net realized capital losses		(9,296)
Net unrealized capital appreciation		9,177,919

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$134,546,153		4,550,001		$29.57

20 See financial notes

 Schwab Fundamental U.S. Broad Market Index ETF

Statement of
Operations
For the period March 1, 2014 through August 31, 2014; unaudited

Investment Income

Dividends received from affiliated issuer		$332
Dividends received from unaffiliated issuers (net of foreign withholding tax of $325)		1,006,558
Securities on loan	+	1,131

Total investment income		1,008,021

Expenses

Investment adviser fees		138,721

Total expenses	−	138,721

Net investment income		869,300

Realized and Unrealized Gains (Losses)

Net realized gains on affiliated issuer		24
Net realized gains on unaffiliated investments		48,816
Net realized gains on futures contracts		2,259
Net realized losses on foreign currency transactions	+	(2)

Net realized gains		51,097
Net change in unrealized appreciation (depreciation) on affiliated issuer		5,960
Net change in unrealized appreciation (depreciation) on unaffiliated investments	+	6,456,708

Net change in unrealized appreciation (depreciation)	+	6,462,668

Net realized and unrealized gains		6,513,765

Increase in net assets resulting from operations		$7,383,065

See financial notes 21

 Schwab Fundamental U.S. Broad Market Index ETF

Statements of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

3/1/14-8/31/14			8/14/13*-2/28/14
Net investment income		$869,300	$315,003
Net realized gains (losses)		51,097	(61,690)
Net change in unrealized appreciation (depreciation)	+	6,462,668	2,715,251

Increase in net assets resulting from operations		7,383,065	2,968,564

Distributions to Shareholders

Distributions from net investment income		($646,505)	($141,500)

Transactions in Fund Shares

		3/1/14-8/31/14		8/14/13*-2/28/14
		SHARES	VALUE	SHARES	VALUE
Shares sold		2,400,000	$68,986,210	2,150,001	$55,996,319
Shares redeemed	+	—	—	—	—

Net transactions in fund shares		2,400,000	$68,986,210	2,150,001	$55,996,319

Shares Outstanding and Net Assets

		3/1/14-8/31/14		8/14/13*-2/28/14
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		2,150,001	$58,823,383	—	$—
Total increase	+	2,400,000	75,722,770	2,150,001	58,823,383

End of period		4,550,001	$134,546,153	2,150,001	$58,823,383

Net investment income not yet distributed			$395,001		$172,206

*	Commencement of operations.

22 See financial notes

Schwab Fundamental U.S. Large Company Index ETF

Financial Statements

Financial Highlights

	3/1/14–		8/14/13[1]–
	8/31/14*		2/28/14

Per-Share Data ($)

Net asset value at beginning of period	27.27		25.00

Income (loss) from investment operations:
Net investment income (loss)	0.24		0.21
Net realized and unrealized gains (losses)	2.33		2.18

Total from investment operations	2.57		2.39
Less distributions:
Distributions from net investment income	(0.23)		(0.12)

Net asset value at end of period	29.61		27.27

Total return (%)	9.45	[2]	9.59	[2]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Total expenses	0.32	[3]	0.32	[3]
Net investment income (loss)	2.06	[3]	2.20	[3]
Portfolio turnover rate[4]	6	[2]	6	[2]
Net assets, end of period ($ x 1,000)	158,409		72,259

* Unaudited.
1 Commencement of operations.
2 Not annualized.
3 Annualized.
4 Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.

See financial notes 23

 Schwab Fundamental U.S. Large Company Index ETF

Portfolio Holdings as of August 31, 2014 (Unaudited)

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers, any holdings exceeding 1% of the fund’s net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as “Other Securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab ETFsTM at 1-800-435-4000. This complete schedule, filed on the fund’s Form N-CSR, is also available on the SEC’s website at http://www.sec.gov.

In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabetfs.com.

			Cost	Value
Holdings by Category			($)	($)

99.7%		Common Stock	145,798,788	158,019,577
0.3%		Other Investment Companies	451,241	453,367
0.0%		Short-Term Investment	5,000	5,000

100.0%		Total Investments	146,255,029	158,477,944
(0	.0)%	Other Assets and Liabilities, Net		(68,789)

100.0%		Net Assets		158,409,155

	Number	% of Net	Value
Security	of Shares	Assets	($)

Common Stock 99.7% of net assets

Automobiles & Components 1.0%
Other Securities		1.0	1,630,880

Banks 5.5%
Bank of America Corp.	120,624	1.2	1,940,840
Citigroup, Inc.	23,647	0.8	1,221,368
JPMorgan Chase & Co.	33,812	1.3	2,010,123
Wells Fargo & Co.	29,832	1.0	1,534,558
Other Securities		1.2	2,007,283

		5.5	8,714,172

Capital Goods 7.4%
3M Co.	4,655	0.4	670,320
General Electric Co.	79,565	1.3	2,067,099
United Technologies Corp.	7,664	0.5	827,559
Other Securities		5.2	8,173,013

		7.4	11,737,991

Commercial & Professional Services 0.9%
Other Securities		0.9	1,444,740

Consumer Durables & Apparel 1.0%
Other Securities		1.0	1,542,893

Consumer Services 1.6%
McDonald’s Corp.	9,277	0.5	869,440
Other Securities		1.1	1,593,619

		1.6	2,463,059

Diversified Financials 3.1%
Berkshire Hathaway, Inc., Class B *	8,486	0.7	1,164,704
The Charles Schwab Corp. (a)	4,564	0.1	130,120
Other Securities		2.3	3,606,497

		3.1	4,901,321

Energy 15.9%
Chevron Corp.	31,351	2.6	4,058,387
ConocoPhillips	36,487	1.9	2,963,474
Exxon Mobil Corp.	74,543	4.7	7,414,047
Occidental Petroleum Corp.	7,203	0.5	747,167
Phillips 66	16,157	0.9	1,405,982
Schlumberger Ltd.	7,196	0.5	788,969
Valero Energy Corp.	16,196	0.6	876,851
Other Securities		4.2	6,901,874

		15.9	25,156,751

Food & Staples Retailing 4.0%
Costco Wholesale Corp.	5,516	0.4	667,877
CVS Caremark Corp.	17,816	0.9	1,415,481
Wal-Mart Stores, Inc.	27,820	1.3	2,100,410
Walgreen Co.	11,699	0.4	708,023
Other Securities		1.0	1,457,653

		4.0	6,349,444

Food, Beverage & Tobacco 5.1%
Altria Group, Inc.	17,506	0.5	754,158
Archer-Daniels-Midland Co.	13,022	0.4	649,277
Mondelez International, Inc., Class A	17,942	0.4	649,321
PepsiCo, Inc.	12,134	0.7	1,122,274
Philip Morris International, Inc.	13,681	0.7	1,170,820
The Coca-Cola Co.	23,005	0.6	959,769
Other Securities		1.8	2,764,611

		5.1	8,070,230

Health Care Equipment & Services 5.9%
Abbott Laboratories	15,891	0.4	671,236
UnitedHealth Group, Inc.	13,992	0.8	1,212,827
WellPoint, Inc.	9,655	0.7	1,124,904
Other Securities		4.0	6,335,769

		5.9	9,344,736

Household & Personal Products 2.1%
The Procter & Gamble Co.	26,883	1.4	2,234,246
Other Securities		0.7	1,040,068

		2.1	3,274,314

Insurance 3.2%
The Travelers Cos., Inc.	8,530	0.5	807,876
Other Securities		2.7	4,262,277

		3.2	5,070,153

24 See financial notes

 Schwab Fundamental U.S. Large Company Index ETF

Portfolio Holdings (Unaudited) continued

	Number	% of Net	Value
Security	of Shares	Assets	($)

Materials 4.0%
Other Securities		4.0	6,315,072

Media 3.6%
Comcast Corp., Class A	15,622	0.5	854,992
The Walt Disney Co.	11,877	0.7	1,067,505
Time Warner, Inc.	11,775	0.6	907,028
Other Securities		1.8	2,919,578

		3.6	5,749,103

Pharmaceuticals, Biotechnology & Life Sciences 5.6%
Amgen, Inc.	6,238	0.5	869,452
Johnson & Johnson	19,125	1.3	1,983,836
Merck & Co., Inc.	19,046	0.7	1,144,855
Pfizer, Inc.	60,455	1.1	1,776,773
Other Securities		2.0	3,165,636

		5.6	8,940,552

Real Estate 1.1%
Other Securities		1.1	1,803,051

Retailing 4.6%
Lowe’s Cos., Inc.	15,087	0.5	792,218
Target Corp.	12,712	0.5	763,610
The Home Depot, Inc.	11,235	0.7	1,050,472
Other Securities		2.9	4,715,573

		4.6	7,321,873

Semiconductors & Semiconductor Equipment 2.7%
Intel Corp.	67,761	1.5	2,366,214
Other Securities		1.2	1,890,537

		2.7	4,256,751

Software & Services 6.6%
International Business Machines Corp.	11,367	1.4	2,185,874
Microsoft Corp.	73,489	2.1	3,338,605
Oracle Corp.	18,905	0.5	785,125
Other Securities		2.6	4,099,616

		6.6	10,409,220

Technology Hardware & Equipment 4.8%
Apple, Inc.	15,197	1.0	1,557,693
Cisco Systems, Inc.	47,080	0.7	1,176,529
Hewlett-Packard Co.	62,916	1.5	2,390,808
Other Securities		1.6	2,555,571

		4.8	7,680,601

Telecommunication Services 4.1%
AT&T, Inc.	92,662	2.0	3,239,464
Verizon Communications, Inc.	47,936	1.5	2,388,172
Other Securities		0.6	822,830

		4.1	6,450,466

Transportation 1.7%
Other Securities		1.7	2,669,006

Utilities 4.2%
Other Securities		4.2	6,723,198

Total Common Stock
(Cost $145,798,788)			158,019,577

Other Investment Companies 0.3% of net assets

Equity Fund 0.0%
Other Securities		0.0	50,490

Money Market Fund 0.1%
Other Securities		0.1	126,046

Securities Lending Collateral 0.2%
Other Securities		0.2	276,831

Total Other Investment Companies
(Cost $451,241)			453,367

Security	Face Amount	% of Net	Value
Rate, Maturity Date	($)	Assets	($)

Short-Term Investment 0.0% of net assets

U.S. Treasury Obligation 0.0%
Other Securities		0.0	5,000

Total Short-Term Investment
(Cost $5,000)			5,000

End of Investments.

At 08/31/14, the tax basis cost of the fund’s investments was $146,262,822 and the unrealized appreciation and depreciation were $12,959,512 and ($744,390), respectively, with a net unrealized appreciation of $12,215,122.

For the following notes, please refer to the complete schedule of portfolio holdings.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.
(b)	The rate shown is the 7-day yield.
(c)	All or a portion of this security is on loan. Securities on loan were valued at $286,168.
(d)	The rate shown is the purchase yield.

ETF —	Exchange Traded Fund
REIT —	Real Estate Investment Trust

See financial notes 25

 Schwab Fundamental U.S. Large Company Index ETF

Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of August 31, 2014 (see financial note 2(a) for additional information):

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$158,019,577	$—	$—	$158,019,577
Other Investment Companies[1]	453,367	—	—	453,367
Short-Term Investment[1]	—	5,000	—	5,000

Total	$158,472,944	$5,000	$—	$158,477,944

[1]	As categorized in the complete schedule of portfolio holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended August 31, 2014.

26 See financial notes

 Schwab Fundamental U.S. Large Company Index ETF

Statement of
Assets and Liabilities
As of August 31, 2014; unaudited

Assets

Investments in affiliated issuers, at value (cost $113,135)		$130,120
Investments in unaffiliated issuers, at value (cost $145,865,063) including securities on loan of $286,168		158,070,993
Collateral invested for securities on loan, at value (cost $276,831)	+	276,831

Total investments, at value (cost $146,255,029)		158,477,944
Receivables:
Investments sold		280,087
Dividends		410,903
Income from securities on loan	+	743

Total assets		159,169,677

Liabilities

Collateral held for securities on loan		276,831
Payables:
Investments bought		475,387
Investment adviser fees	+	8,304

Total liabilities		760,522

Net Assets

Total assets		159,169,677
Total liabilities	−	760,522

Net assets		$158,409,155

Net Assets by Source
Capital received from investors		145,496,727
Net investment income not yet distributed		530,351
Net realized capital gains		159,162
Net unrealized capital appreciation		12,222,915

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$158,409,155		5,350,001		$29.61

See financial notes 27

 Schwab Fundamental U.S. Large Company Index ETF

Statement of
Operations
For the period March 1, 2014 through August 31, 2014; unaudited

Investment Income

Dividends received from affiliated issuer		$485
Dividends received from unaffiliated issuers (net of foreign withholding tax of $353)		1,386,256
Securities on loan	+	778

Total investment income		1,387,519

Expenses

Investment adviser fees		186,842

Total expenses	−	186,842

Net investment income		1,200,677

Realized and Unrealized Gains (Losses)

Net realized gains on affiliated issuer		23
Net realized losses on unaffiliated investments		(26,185)
Net realized gains on in-kind redemptions		223,524
Net realized gains on futures contracts	+	296

Net realized gains		197,658
Net change in unrealized appreciation (depreciation) on affiliated issuer		9,074
Net change in unrealized appreciation (depreciation) on unaffiliated investments	+	9,255,141

Net change in unrealized appreciation (depreciation)	+	9,264,215

Net realized and unrealized gains		9,461,873

Increase in net assets resulting from operations		$10,662,550

28 See financial notes

 Schwab Fundamental U.S. Large Company Index ETF

Statements of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

3/1/14-8/31/14			8/14/13*-2/28/14
Net investment income		$1,200,677	$400,764
Net realized gains (losses)		197,658	(40,036)
Net change in unrealized appreciation (depreciation)	+	9,264,215	2,958,700

Increase in net assets resulting from operations		10,662,550	3,319,428

Distributions to Shareholders

Distributions from net investment income		($889,310)	($180,240)

Transactions in Fund Shares

		3/1/14-8/31/14		8/14/13*-2/28/14
		SHARES	VALUE	SHARES	VALUE
Shares sold		2,750,000	$77,831,881	2,650,001	$69,119,382
Shares redeemed	+	(50,000)	(1,454,536)	—	—

Net transactions in fund shares		2,700,000	$76,377,345	2,650,001	$69,119,382

Shares Outstanding and Net Assets

		3/1/14-8/31/14		8/14/13*-2/28/14
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		2,650,001	$72,258,570	—	$—
Total increase	+	2,700,000	86,150,585	2,650,001	72,258,570

End of period		5,350,001	$158,409,155	2,650,001	$72,258,570

Net investment income not yet distributed			$530,351		$218,984

*	Commencement of operations.

See financial notes 29

Schwab Fundamental U.S. Small Company Index ETF

Financial Statements

Financial Highlights

	3/1/14–		8/14/13[1]–
	8/31/14*		2/28/14

Per-Share Data ($)

Net asset value at beginning of period	28.44		25.00

Income (loss) from investment operations:
Net investment income (loss)	0.16		0.12
Net realized and unrealized gains (losses)	0.96		3.41

Total from investment operations	1.12		3.53
Less distributions:
Distributions from net investment income	(0.14)		(0.09)

Net asset value at end of period	29.42		28.44

Total return (%)	3.95	[2]	14.14	[2]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Total expenses	0.32	[3]	0.32	[3]
Net investment income (loss)	1.20	[3]	1.16	[3]
Portfolio turnover rate[4]	15	[2]	9	[2]
Net assets, end of period ($ x 1,000)	91,202		55,465

* Unaudited.
1 Commencement of operations.
2 Not annualized.
3 Annualized.
4 Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.

30 See financial notes

 Schwab Fundamental U.S. Small Company Index ETF

Portfolio Holdings as of August 31, 2014 (Unaudited)

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers, any holdings exceeding 1% of the fund’s net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as “Other Securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab ETFsTM at 1-800-435-4000. This complete schedule, filed on the fund’s Form N-CSR, is also available on the SEC’s website at http://www.sec.gov.

In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabetfs.com.

			Cost	Value
Holdings by Category			($)	($)

99.7%		Common Stock	86,047,088	90,933,975
1.5%		Other Investment Companies	1,386,093	1,387,815
0.0%		Rights	14,969	14,969

101.2%		Total Investments	87,448,150	92,336,759
(1	.2)%	Other Assets and Liabilities, Net		(1,134,446)

100.0%		Net Assets		91,202,313

	Number	% of Net	Value
Security	of Shares	Assets	($)

Common Stock 99.7% of net assets

Automobiles & Components 0.8%
Other Securities		0.8	711,600

Banks 4.4%
Popular, Inc. *	8,852	0.3	274,058
Other Securities		4.1	3,759,856

		4.4	4,033,914

Capital Goods 11.4%
Carlisle Cos., Inc.	2,708	0.2	224,493
GATX Corp.	3,567	0.3	236,385
Huntington Ingalls Industries, Inc.	2,180	0.2	222,600
ITT Corp.	9,777	0.5	467,927
Lennox International, Inc.	2,906	0.3	243,407
Spirit AeroSystems Holdings, Inc., Class A *	6,474	0.3	248,278
Terex Corp.	6,936	0.3	259,476
Other Securities		9.3	8,511,298

		11.4	10,413,864

Commercial & Professional Services 4.6%
United Stationers, Inc.	5,351	0.2	217,518
Other Securities		4.4	3,978,697

		4.6	4,196,215

Consumer Durables & Apparel 2.9%
Hanesbrands, Inc.	2,320	0.3	238,218
Other Securities		2.6	2,383,978

		2.9	2,622,196

Consumer Services 4.1%
Other Securities		4.1	3,716,337

Diversified Financials 3.3%
Eaton Vance Corp.	5,549	0.2	217,299
Federated Investors, Inc., Class B	7,531	0.3	231,126
Intercontinental Exchange, Inc.	1,586	0.3	299,754
SEI Investments Co.	5,945	0.2	225,286
Other Securities		2.3	2,028,466

		3.3	3,001,931

Energy 6.3%
Exterran Holdings, Inc.	4,888	0.2	227,927
McDermott International, Inc. *	35,345	0.3	254,484
Superior Energy Services, Inc.	6,568	0.3	235,397
Whiting Petroleum Corp. *	3,039	0.3	281,594
Other Securities		5.2	4,699,401

		6.3	5,698,803

Food & Staples Retailing 0.7%
The Pantry, Inc. *	10,702	0.2	226,561
Other Securities		0.5	423,265

		0.7	649,826

Food, Beverage & Tobacco 2.7%
Dean Foods Co.	22,594	0.4	365,571
Other Securities		2.3	2,063,223

		2.7	2,428,794

Health Care Equipment & Services 4.9%
Centene Corp. *	2,840	0.2	221,889
Other Securities		4.7	4,281,941

		4.9	4,503,830

Household & Personal Products 0.2%
Other Securities		0.2	214,628

Insurance 5.1%
Allied World Assurance Co. Holdings AG	6,758	0.3	249,978
Aspen Insurance Holdings Ltd.	5,219	0.2	221,912
CNO Financial Group, Inc.	12,684	0.2	226,409
Endurance Specialty Holdings Ltd.	4,756	0.3	276,181
Platinum Underwriters Holdings Ltd.	3,633	0.2	226,954
Primerica, Inc.	4,624	0.3	232,726
Protective Life Corp.	4,278	0.3	296,893
Other Securities		3.3	2,949,686

		5.1	4,680,739

Materials 6.3%
AK Steel Holding Corp. *	25,699	0.3	280,633
Cabot Corp.	3,963	0.2	217,093
Cytec Industries, Inc.	2,378	0.3	245,029
Martin Marietta Materials, Inc.	1,981	0.3	259,432

See financial notes 31

 Schwab Fundamental U.S. Small Company Index ETF

Portfolio Holdings (Unaudited) continued

	Number	% of Net	Value
Security	of Shares	Assets	($)
Resolute Forest Products, Inc. *	13,516	0.3	232,340
Other Securities		4.9	4,498,249

		6.3	5,732,776

Media 2.2%
Dex Media, Inc. *(d)	23,321	0.3	266,093
Other Securities		1.9	1,728,551

		2.2	1,994,644

Pharmaceuticals, Biotechnology & Life Sciences 1.8%
Other Securities		1.8	1,671,900

Real Estate 8.9%
Corrections Corp. of America	6,078	0.2	216,620
Duke Realty Corp.	12,393	0.3	230,510
Essex Property Trust, Inc.	1,123	0.2	217,244
Jones Lang LaSalle, Inc.	1,849	0.3	247,045
Other Securities		7.9	7,231,895

		8.9	8,143,314

Retailing 5.2%
Office Depot, Inc. *	47,567	0.3	243,543
The Men’s Wearhouse, Inc.	4,492	0.3	242,703
Other Securities		4.6	4,287,050

		5.2	4,773,296

Semiconductors & Semiconductor Equipment 4.6%
Atmel Corp. *	24,680	0.2	218,665
First Solar, Inc. *	3,171	0.2	220,955
SunEdison, Inc. *	12,882	0.3	283,791
Other Securities		3.9	3,478,262

		4.6	4,201,673

Software & Services 5.7%
DST Systems, Inc.	2,576	0.3	239,079
VeriSign, Inc. *	3,794	0.2	216,543
Other Securities		5.2	4,767,410

		5.7	5,223,032

Technology Hardware & Equipment 4.8%
Sanmina Corp. *	10,041	0.3	235,763
Zebra Technologies Corp., Class A *	2,774	0.2	216,455
Other Securities		4.3	3,958,914

		4.8	4,411,132

Telecommunication Services 1.0%
Other Securities		1.0	894,329

Transportation 3.9%
Con-way, Inc.	4,637	0.3	237,646
Southwest Airlines Co.	8,390	0.3	268,564
Other Securities		3.3	2,997,526

		3.9	3,503,736

Utilities 3.9%
Questar Corp.	11,231	0.3	264,041
Other Securities		3.6	3,247,425

		3.9	3,511,466

Total Common Stock
(Cost $86,047,088)			90,933,975

Other Investment Companies 1.5% of net assets

Equity Fund 0.1%
Other Securities		0.1	69,936

Money Market Fund 0.1%
Other Securities		0.1	89,027

Securities Lending Collateral 1.3%
Other Securities		1.3	1,228,852

Total Other Investment Companies
(Cost $1,386,093)			1,387,815

Rights 0.0% of net assets

Telecommunication Services 0.0%
Other Securities		0.0	14,969

Total Rights
(Cost $14,969)			14,969

End of Investments.

At 08/31/14, the tax basis cost of the fund’s investments was $87,455,253 and the unrealized appreciation and depreciation were $7,529,962 and ($2,648,456), respectively, with a net unrealized appreciation of $4,881,506.

For the following notes, please refer to the complete schedule of portfolio holdings.

*	Non-income producing security.
(a)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(b)	Illiquid security. At the period end, the value of these amounted to $14,969 or 0.0% of net assets.
(c)	The rate shown is the 7-day yield.
(d)	All or a portion of this security is on loan. Securities on loan were valued at $1,206,881.

ETF —	Exchange Traded Fund
REIT —	Real Estate Investment Trust

32 See financial notes

 Schwab Fundamental U.S. Small Company Index ETF

Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of August 31, 2014 (see financial note 2(a) for additional information):

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$90,933,975	$—	$—	$90,933,975
Other Investment Companies[1]	1,387,815	—	—	1,387,815
Rights[1]	—	—	14,969	14,969

Total	$92,321,790	$—	$14,969	$92,336,759

[1]	As categorized in the complete schedule of portfolio holdings.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance		Change in					Balance
	as of	Realized	Unrealized			Gross	Gross	as of
	February 28,	Gains	Appreciation	Gross	Gross	Transfers	Transfers	August 31,
Investments in Securities	2014	(Losses)	(Depreciation)	Purchases	Sales	in	out	2014

Rights	$—	$—	$—	$14,969	$—	$—	$—	$14,969

Total	$—	$—	$—	$14,969	$—	$—	$—	$14,969

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended August 31, 2014.

See financial notes 33

 Schwab Fundamental U.S. Small Company Index ETF

Statement of
Assets and Liabilities
As of August 31, 2014; unaudited

Assets

Investments, at value (cost $86,219,298) including securities on loan of $1,206,881		$91,107,907
Collateral invested for securities on loan, at value (cost $1,228,852)	+	1,228,852

Total investments, at value (cost $87,448,150)		92,336,759
Receivables:
Investments sold		1,073
Dividends		93,385
Income from securities on loan	+	4,726

Total assets		92,435,943

Liabilities

Collateral held for securities on loan		1,228,852
Payables:
Investment adviser fees	+	4,778

Total liabilities		1,233,630

Net Assets

Total assets		92,435,943
Total liabilities	−	1,233,630

Net assets		$91,202,313

Net Assets by Source
Capital received from investors		85,295,144
Net investment income not yet distributed		139,812
Net realized capital gains		878,747
Net unrealized capital appreciation		4,888,610

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$91,202,313		3,100,001		$29.42

34 See financial notes

 Schwab Fundamental U.S. Small Company Index ETF

Statement of
Operations
For the period March 1, 2014 through August 31, 2014; unaudited

Investment Income

Dividends (net of foreign withholding tax of $801)		$579,249
Securities on loan	+	5,044

Total investment income		584,293

Expenses

Investment adviser fees		122,802

Total expenses	−	122,802

Net investment income		461,491

Realized and Unrealized Gains (Losses)

Net realized losses on investments		(270,954)
Net realized gains on in-kind redemptions		1,197,593
Net realized losses on futures contracts		(226)
Net realized losses on foreign currency transactions	+	(17)

Net realized gains		926,396
Net change in unrealized appreciation (depreciation) on investments		1,528,456
Net change in unrealized appreciation (depreciation) on futures contracts		(1,018)
Net change in unrealized appreciation (depreciation) on foreign currency translations	+	1

Net change in unrealized appreciation (depreciation)	+	1,527,439

Net realized and unrealized gains		2,453,835

Increase in net assets resulting from operations		$2,915,326

See financial notes 35

 Schwab Fundamental U.S. Small Company Index ETF

Statements of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

3/1/14-8/31/14			8/14/13*-2/28/14
Net investment income		$461,491	$155,554
Net realized gains (losses)		926,396	(49,772)
Net change in unrealized appreciation (depreciation)	+	1,527,439	3,361,171

Increase in net assets resulting from operations		2,915,326	3,466,953

Distributions to Shareholders

Distributions from net investment income		($379,460)	($95,650)

Transactions in Fund Shares

		3/1/14-8/31/14		8/14/13*-2/28/14
		SHARES	VALUE	SHARES	VALUE
Shares sold		1,550,000	$44,885,652	1,950,001	$52,093,700
Shares redeemed	+	(400,000)	(11,684,208)	—	—

Net transactions in fund shares		1,150,000	$33,201,444	1,950,001	$52,093,700

Shares Outstanding and Net Assets

		3/1/14-8/31/14		8/14/13*-2/28/14
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		1,950,001	$55,465,003	—	$—
Total increase	+	1,150,000	35,737,310	1,950,001	55,465,003

End of period		3,100,001	$91,202,313	1,950,001	$55,465,003

Net investment income not yet distributed			$139,812		$57,781

*	Commencement of operations.

36 See financial notes

Schwab Fundamental International Large Company Index ETF

Financial Statements

Financial Highlights

	3/1/14–		8/14/13[1]–
	8/31/14*		2/28/14

Per-Share Data ($)

Net asset value at beginning of period	28.26		25.00

Income (loss) from investment operations:
Net investment income (loss)	0.28		0.36
Net realized and unrealized gains (losses)	0.18		3.04

Total from investment operations	0.46		3.40
Less distributions:
Distributions from net investment income	—		(0.14)

Net asset value at end of period	28.72		28.26

Total return (%)	1.63	[2]	13.60	[2]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Total expenses	0.32	[3]	0.32	[3]
Net investment income (loss)	3.72	[3]	4.00	[3]
Portfolio turnover rate[4]	6	[2]	8	[2]
Net assets, end of period ($ x 1,000)	134,983		62,164

* Unaudited.
1 Commencement of operations.
2 Not annualized.
3 Annualized.
4 Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.

See financial notes 37

 Schwab Fundamental International Large Company Index ETF

Portfolio Holdings as of August 31, 2014 (Unaudited)

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers, any holdings exceeding 1% of the fund’s net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as “Other Securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab ETFsTM at 1-800-435-4000. This complete schedule, filed on the fund’s Form N-CSR, is also available on the SEC’s website at http://www.sec.gov.

In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabetfs.com.

			Cost	Value
Holdings by Category			($)	($)

99.2%		Common Stock	131,749,328	133,951,148
0.4%		Other Investment Companies	571,790	573,574
0.4%		Preferred Stock	562,673	516,572
0.0%		Rights	—	2,307

100.0%		Total Investments	132,883,791	135,043,601
(0	.0)%	Other Assets and Liabilities, Net		(60,502)

100.0%		Net Assets		134,983,099

	Number	% of Net	Value
Security	of Shares	Assets	($)

Common Stock 99.2% of net assets

Australia 5.5%
BHP Billiton Ltd.	29,281	0.7	1,004,263
Commonwealth Bank of Australia	7,520	0.4	571,961
National Australia Bank Ltd.	15,463	0.4	509,081
Westpac Banking Corp.	15,416	0.4	505,227
Other Securities		3.6	4,800,564

		5.5	7,391,096

Austria 0.3%
Other Securities		0.3	457,654

Belgium 0.9%
Other Securities		0.9	1,213,558

Canada 7.1%
Royal Bank of Canada	7,943	0.4	591,432
Other Securities		6.7	9,061,944

		7.1	9,653,376

Denmark 0.9%
Other Securities		0.9	1,171,295

Finland 1.2%
Nokia Oyj	75,905	0.5	639,386
Other Securities		0.7	953,893

		1.2	1,593,279

France 10.7%
BNP Paribas S.A.	10,387	0.5	702,969
GDF Suez	29,140	0.5	719,493
Orange S.A.	81,686	0.9	1,239,515
Sanofi	9,729	0.8	1,070,056
Total S.A.	41,125	2.0	2,718,785
Vivendi S.A. *	24,534	0.5	639,699
Other Securities		5.5	7,306,682

		10.7	14,397,199

Germany 8.2%
Allianz SE - Reg’d	4,371	0.6	747,321
BASF SE	10,340	0.8	1,066,298
Bayer AG - Reg’d	5,123	0.5	688,635
Daimler AG - Reg’d	11,186	0.7	917,057
Deutsche Telekom AG - Reg’d	60,489	0.7	906,714
E.ON SE	55,319	0.7	1,007,740
RWE AG	14,194	0.4	556,777
Siemens AG - Reg’d	7,426	0.7	932,571
Other Securities		3.1	4,207,598

		8.2	11,030,711

Hong Kong 1.1%
Other Securities		1.1	1,469,066

Ireland 0.6%
Other Securities		0.6	801,869

Israel 0.4%
Other Securities		0.4	491,052

Italy 4.1%
Enel S.p.A.	163,654	0.6	867,865
Eni S.p.A.	57,293	1.1	1,432,351
Intesa Sanpaolo S.p.A.	198,340	0.4	591,478
UniCredit S.p.A.	87,420	0.5	678,232
Other Securities		1.5	2,032,917

		4.1	5,602,843

Japan 20.2%
Canon, Inc.	18,800	0.5	615,115
Hitachi Ltd.	67,000	0.4	507,248
Honda Motor Co., Ltd.	18,800	0.5	635,745
Nippon Telegraph & Telephone Corp.	10,100	0.5	678,616
Toyota Motor Corp.	18,800	0.8	1,072,786
Other Securities		17.5	23,823,577

		20.2	27,333,087

Luxembourg 0.6%
ArcelorMittal	35,955	0.4	524,511
Other Securities		0.2	295,477

		0.6	819,988

38 See financial notes

 Schwab Fundamental International Large Company Index ETF

Portfolio Holdings (Unaudited) continued

	Number	% of Net	Value
Security	of Shares	Assets	($)

Netherlands 6.0%
Royal Dutch Shell plc, A Shares	73,367	2.2	2,970,201
Royal Dutch Shell plc, B Shares	47,799	1.5	2,020,672
Other Securities		2.3	3,088,130

		6.0	8,079,003

New Zealand 0.1%
Other Securities		0.1	168,011

Norway 1.0%
Statoil A.S.A.	21,855	0.5	615,614
Other Securities		0.5	694,600

		1.0	1,310,214

Portugal 0.2%
Other Securities		0.2	300,029

Singapore 0.8%
Other Securities		0.8	1,082,445

Spain 4.5%
Banco Bilbao Vizcaya Argentaria S.A.	64,672	0.6	784,563
Banco Santander S.A.	182,241	1.3	1,821,963
Telefonica S.A.	92,308	1.1	1,467,569
Other Securities		1.5	2,041,371

		4.5	6,115,466

Sweden 2.2%
Other Securities		2.2	2,980,909

Switzerland 5.6%
Nestle S.A. - Reg’d	20,163	1.2	1,568,612
Novartis AG - Reg’d	12,784	0.9	1,149,492
Roche Holding AG	2,867	0.6	838,015
Other Securities		2.9	3,938,701

		5.6	7,494,820

United Kingdom 17.0%
Anglo American plc	26,837	0.5	681,914
AstraZeneca plc	16,873	0.9	1,279,756
Barclays plc	164,500	0.5	613,182
BHP Billiton plc	16,544	0.4	524,094
BP plc	397,761	2.4	3,181,689
British American Tobacco plc	12,314	0.5	726,707
GlaxoSmithKline plc	45,590	0.8	1,116,396
HSBC Holdings plc	170,281	1.4	1,843,817
Rio Tinto plc	11,797	0.5	629,584
Tesco plc	136,300	0.4	520,515
Vodafone Group plc	355,038	0.9	1,219,058
Other Securities		7.8	10,657,466

		17.0	22,994,178

Total Common Stock
(Cost $131,749,328)			133,951,148

Other Investment Companies 0.4% of net assets

United States 0.4%
Equity Fund 0.1%
Other Securities		0.1	100,065

Securities Lending Collateral 0.3%
Other Securities		0.3	473,509

Total Other Investment Companies
(Cost $571,790)			573,574

Preferred Stock 0.4% of net assets

Germany 0.4%
Other Securities		0.4	516,572

Total Preferred Stock
(Cost $562,673)			516,572

Rights 0.0% of net assets

Singapore 0.0%
Other Securities		0.0	2,307

Total Rights
(Cost $—)			2,307

End of Investments.

At 08/31/14, the tax basis cost of the fund’s investments was $132,890,776 and the unrealized appreciation and depreciation were $5,810,068 and ($3,657,243), respectively, with a net unrealized appreciation of $2,152,825.

For the following notes, please refer to the complete schedule of portfolio holdings.

*	Non-income producing security.
(a)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(b)	Illiquid security. At the period end, the value of these amounted to $2,307 or 0.0% of net assets.
(c)	The rate shown is the 7-day yield.
(d)	All or a portion of this security is on loan. Securities on loan were valued at $478,698.

CDI —	CHESS Depositary Interest
CVA —	Dutch Certificate
ETF —	Exchange Traded Fund
Reg’d —	Registered
REIT —	Real Estate Investment Trust
RSP —	Risparmio (Convertible Savings Shares)

See financial notes 39

 Schwab Fundamental International Large Company Index ETF

Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of August 31, 2014 (see financial note 2(a) for additional information):

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$133,951,148	$—	$—	$133,951,148
Other Investment Companies[1]	573,574	—	—	573,574
Preferred Stock[1]	516,572	—	—	516,572
Rights[1]
Singapore[1]	—	—	2,307	2,307

Total	$135,041,294	$—	$2,307	$135,043,601

[1]	As categorized in the complete schedule of portfolio holdings.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance		Change in					Balance
	as of	Realized	Unrealized			Gross	Gross	as of
	February 28,	Gains	Appreciation	Gross	Gross	Transfers	Transfers	August 31,
Investments in Securities	2014	(Losses)	(Depreciation)	Purchases	Sales	in	out	2014

Rights
Singapore	$—	$—	$2,307	$—	$—	$—	$—	$2,307

Total	$—	$—	$2,307	$—	$—	$—	$—	$2,307

All net realized and change in unrealized gains (losses) in the table above are reflected on the accompanying Statement of Operations. The change in net unrealized gains (losses) for Level 3 Investments held by the fund at August 31, 2014 was $2,307.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended August 31, 2014.

40 See financial notes

 Schwab Fundamental International Large Company Index ETF

Statement of
Assets and Liabilities
As of August 31, 2014; unaudited

Assets

Investments, at value (cost $132,410,282) including securities on loan of $478,698		$134,570,092
Collateral invested for securities on loan, at value (cost $473,509)	+	473,509

Total investments, at value (cost $132,883,791)		135,043,601
Foreign currency, at value (cost $130,267)		130,152
Receivables:
Fund shares sold		11,549,175
Dividends		314,811
Foreign tax reclaims		39,885
Income from securities on loan	+	526

Total assets		147,078,150

Liabilities

Collateral held for securities on loan		473,509
Payables:
Investments bought		11,557,089
Investment adviser fees		6,801
Due to custodian	+	57,652

Total liabilities		12,095,051

Net Assets

Total assets		147,078,150
Total liabilities	−	12,095,051

Net assets		$134,983,099

Net Assets by Source
Capital received from investors		130,657,138
Net investment income not yet distributed		2,336,110
Net realized capital losses		(167,155)
Net unrealized capital appreciation		2,157,006

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$134,983,099		4,700,001		$28.72

See financial notes 41

 Schwab Fundamental International Large Company Index ETF

Statement of
Operations
For the period March 1, 2014 through August 31, 2014; unaudited

Investment Income

Dividends (net of foreign withholding tax of $191,127)		$2,008,202
Securities on loan	+	526

Total investment income		2,008,728

Expenses

Investment adviser fees		159,031

Total expenses	−	159,031

Net investment income		1,849,697

Realized and Unrealized Gains (Losses)

Net realized losses on investments		(126,539)
Net realized gains on foreign currency transactions	+	1,154

Net realized losses		(125,385)
Net change in unrealized appreciation (depreciation) on investments		(620,431)
Net change in unrealized appreciation (depreciation) on foreign currency translations	+	(4,003)

Net change in unrealized appreciation (depreciation)	+	(624,434)

Net realized and unrealized losses		(749,819)

Increase in net assets resulting from operations		$1,099,878

42 See financial notes

 Schwab Fundamental International Large Company Index ETF

Statements of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

3/1/14-8/31/14			8/14/13*-2/28/14
Net investment income		$1,849,697	$677,200
Net realized losses		(125,385)	(43,417)
Net change in unrealized appreciation (depreciation)	+	(624,434)	2,781,440

Increase in net assets resulting from operations		1,099,878	3,415,223

Distributions to Shareholders

Distributions from net investment income		$—	($189,140)

Transactions in Fund Shares

		3/1/14-8/31/14		8/14/13*-2/28/14
		SHARES	VALUE	SHARES	VALUE
Shares sold		2,500,000	$71,718,948	2,200,001	$58,938,190
Shares redeemed	+	—	—	—	—

Net transactions in fund shares		2,500,000	$71,718,948	2,200,001	$58,938,190

Shares Outstanding and Net Assets

		3/1/14-8/31/14		8/14/13*-2/28/14
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		2,200,001	$62,164,273	—	$—
Total increase	+	2,500,000	72,818,826	2,200,001	62,164,273

End of period		4,700,001	$134,983,099	2,200,001	$62,164,273

Net investment income not yet distributed			$2,336,110		$486,413

*	Commencement of operations.

See financial notes 43

Schwab Fundamental International Small Company Index ETF

Financial Statements

Financial Highlights

	3/1/14–		8/14/13[1]–
	8/31/14*		2/28/14

Per-Share Data ($)

Net asset value at beginning of period	27.75		25.00

Income (loss) from investment operations:
Net investment income (loss)	0.29		0.15
Net realized and unrealized gains (losses)	0.30		2.78

Total from investment operations	0.59		2.93
Less distributions:
Distributions from net investment income	—		(0.18)

Net asset value at end of period	28.34		27.75

Total return (%)	2.13	[2]	11.73	[2]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Total expenses	0.46	[3]	0.46	[3]
Net investment income (loss)	2.29	[3]	1.09	[3]
Portfolio turnover rate[4]	14	[2]	18	[2]
Net assets, end of period ($ x 1,000)	36,847		24,977

* Unaudited.
1 Commencement of operations.
2 Not annualized.
3 Annualized.
4 Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.

44 See financial notes

 Schwab Fundamental International Small Company Index ETF

Portfolio Holdings as of August 31, 2014 (Unaudited)

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers, any holdings exceeding 1% of the fund’s net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as “Other Securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab ETFsTM at 1-800-435-4000. This complete schedule, filed on the fund’s Form N-CSR, is also available on the SEC’s website at http://www.sec.gov.

In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabetfs.com.

			Cost	Value
Holdings by Category			($)	($)

99.3%		Common Stock	35,153,834	36,598,367
2.2%		Other Investment Companies	784,332	785,645
0.4%		Preferred Stock	160,752	149,003

101.9%		Total Investments	36,098,918	37,533,015
(1	.9)%	Other Assets and Liabilities, Net		(686,416)

100.0%		Net Assets		36,846,599

	Number	% of Net	Value
Security	of Shares	Assets	($)

Common Stock 99.3% of net assets

Australia 6.0%
CSR Ltd.	23,244	0.2	76,090
Dexus Property Group	66,676	0.2	75,146
Sigma Pharmaceuticals Ltd.	93,600	0.2	72,224
Sydney Airport	19,240	0.2	79,718
Transfield Services Ltd. *	42,364	0.2	69,340
Other Securities		5.0	1,832,357

		6.0	2,204,875

Austria 0.7%
Other Securities		0.7	247,618

Belgium 1.3%
Mobistar S.A. *	3,536	0.2	70,074
Other Securities		1.1	405,246

		1.3	475,320

Canada 8.9%
Methanex Corp.	1,162	0.2	77,877
Precision Drilling Corp.	5,395	0.2	68,933
Russel Metals, Inc. (b)	2,030	0.2	68,269
Other Securities		8.3	3,062,335

		8.9	3,277,414

Denmark 1.3%
Other Securities		1.3	490,806

Finland 1.4%
Other Securities		1.4	497,603

France 4.4%
Other Securities		4.4	1,620,853

Germany 3.5%
Celesio AG	4,147	0.4	141,204
Other Securities		3.1	1,148,755

		3.5	1,289,959

Hong Kong 2.8%
Hang Lung Group Ltd.	13,000	0.2	72,631
Hongkong Land Holdings Ltd.	13,000	0.2	89,050
Orient Overseas International Ltd.	13,000	0.2	77,244
Wheelock & Co., Ltd.	13,000	0.2	68,102
Other Securities		2.0	737,639

		2.8	1,044,666

Ireland 1.0%
DCC plc	1,872	0.3	111,175
Other Securities		0.7	252,244

		1.0	363,419

Israel 1.2%
Other Securities		1.2	449,711

Italy 2.4%
Banca Popolare di Milano Scarl *	90,545	0.2	72,215
Other Securities		2.2	803,818

		2.4	876,033

Japan 37.6%
Alps Electric Co., Ltd.	6,000	0.3	96,626
Canon Marketing Japan, Inc.	4,200	0.2	84,093
Casio Computer Co., Ltd.	5,500	0.3	95,933
COMSYS Holdings Corp.	4,200	0.2	80,293
Don Quijote Holdings Co., Ltd.	1,300	0.2	68,951
Ebara Corp.	13,000	0.2	73,456
Fuji Electric Co., Ltd.	14,000	0.2	67,786
Fujikura Ltd.	14,000	0.2	68,595
Fukuoka Financial Group, Inc.	14,000	0.2	67,921
Hitachi High-Technologies Corp.	2,800	0.2	78,325
IT Holdings Corp.	4,200	0.2	77,543
Itoham Foods, Inc.	14,000	0.2	67,652
Iwatani Corp.	9,000	0.2	70,347
Koito Manufacturing Co., Ltd.	3,300	0.2	90,279
Minebea Co., Ltd.	7,000	0.2	87,732
Mitsubishi Gas Chemical Co., Inc.	13,000	0.2	84,218
NGK Insulators Ltd.	3,500	0.2	88,271
NGK Spark Plug Co., Ltd.	2,500	0.2	73,038
Nippon Building Fund, Inc.	13	0.2	72,455
Nishimatsu Construction Co., Ltd.	14,000	0.2	74,794
Santen Pharmaceutical Co., Ltd.	1,400	0.2	80,859
Sohgo Security Services Co., Ltd.	2,800	0.2	69,754
Yakult Honsha Co., Ltd.	1,400	0.2	76,950
Other Securities		32.8	12,044,624

		37.6	13,840,495

See financial notes 45

 Schwab Fundamental International Small Company Index ETF

Portfolio Holdings (Unaudited) continued

	Number	% of Net	Value
Security	of Shares	Assets	($)

Luxembourg 0.4%
Other Securities		0.4	147,559

Netherlands 2.0%
Other Securities		2.0	737,126

New Zealand 0.7%
Other Securities		0.7	246,862

Norway 1.1%
Other Securities		1.1	422,242

Portugal 0.3%
Other Securities		0.3	128,131

Singapore 1.9%
CapitaLand Ltd.	26,000	0.2	69,169
Other Securities		1.7	643,535

		1.9	712,704

Spain 2.2%
Abengoa S.A. B Shares (b)	14,800	0.2	85,192
Bankia S.A. *	60,411	0.3	117,132
Gamesa Corp. Tecnologica S.A. *	6,594	0.2	83,156
Other Securities		1.5	541,157

		2.2	826,637

Sweden 2.1%
Other Securities		2.1	765,696

Switzerland 3.2%
Actelion Ltd. - Reg’d *	624	0.2	76,787
Other Securities		3.0	1,092,144

		3.2	1,168,931

United Kingdom 12.9%
Dixons Carphone plc	17,914	0.3	102,521
Investec plc	7,420	0.2	67,590
London Stock Exchange Group plc	2,002	0.2	67,926
Persimmon plc *	3,978	0.2	87,469
The British Land Co. plc	6,890	0.2	83,588
Vesuvius plc	9,074	0.2	70,074
Other Securities		11.6	4,284,539

		12.9	4,763,707

Total Common Stock
(Cost $35,153,834)			36,598,367

Other Investment Companies 2.2% of net assets

United States 2.2%
Equity Fund 0.1%
Other Securities		0.1	30,762

Securities Lending Collateral 2.1%
Other Securities		2.1	754,883

Total Other Investment Companies
(Cost $784,332)			785,645

Preferred Stock 0.4% of net assets

Germany 0.3%
Other Securities		0.3	114,363

Italy 0.1%
Other Securities		0.1	28,852

Sweden 0.0%
Other Securities		0.0	5,788

Total Preferred Stock
(Cost $160,752)			149,003

End of Investments.

At 08/31/14, the tax basis cost of the fund’s investments was $36,103,123 and the unrealized appreciation and depreciation were $2,754,922 and ($1,325,030), respectively, with a net unrealized appreciation of $1,429,892.

For the following notes, please refer to the complete schedule of portfolio holdings.

*	Non-income producing security.
(a)	The rate shown is the 7-day yield.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $754,835.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $2,896 or 0.0% of net assets.
(d)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(e)	Illiquid security. At the period end, the value of these amounted to $22,659 or 0.1% of net assets.

ADR —	American Depositary Receipt
CDI —	CHESS Depositary Interest
CVA —	Dutch Certificate
ETF —	Exchange Traded Fund
Reg’d —	Registered
REIT —	Real Estate Investment Trust

46 See financial notes

 Schwab Fundamental International Small Company Index ETF

Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of August 31, 2014 (see financial note 2(a) for additional information):

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$35,406,142	$—	$—	$35,406,142
Hong Kong[1]	969,958	—	—	969,958
Banks	55,354	—	19,354	74,708
Luxembourg[1]	144,254	—	—	144,254
Banks	—	—	3,305	3,305
Other Investment Companies[1]	785,645	—	—	785,645
Preferred Stock[1]	149,003	—	—	149,003

Total	$37,510,356	$—	$22,659	$37,533,015

[1]	As categorized in the complete schedule of portfolio holdings.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance		Change in					Balance
	as of	Realized	Unrealized			Gross	Gross	as of
	February 28,	Gains	Appreciation	Gross	Gross	Transfers	Transfers	August 31,
Investments in Securities	2014	(Losses)	(Depreciation)	Purchases	Sales	in	out	2014

Common Stock
Hong Kong	$—	$—	$643	$15,979	$—	$2,732	$—	$19,354
Luxembourg	—	—	(45,622)	15,053	—	33,874	—	3,305
Portugal	—	—	(44,633)	44,633	—	—	—	—

Total	$—	$—	($89,612)	$75,665	$—	$36,606	$—	$22,659

All net realized and change in unrealized gains (losses) in the table above are reflected on the accompanying Statement of Operations. The change in net unrealized gains (losses) for Level 3 Investments held by the fund at August 31, 2014 was ($89,612).

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were transfers from Level 1 to Level 3 due to valuation using unobservable inputs. There were no transfers between Level 1 and Level 2 for the period ended August 31, 2014.

See financial notes 47

 Schwab Fundamental International Small Company Index ETF

Statement of
Assets and Liabilities
As of August 31, 2014; unaudited

Assets

Investments, at value (cost $35,344,035) including securities on loan of $754,835		$36,778,132
Collateral invested for securities on loan, at value (cost $754,883)	+	754,883

Total investments, at value (cost $36,098,918)		37,533,015
Cash		11,743
Foreign currency, at value (cost $16,801)		16,756
Receivables:
Investments sold		4,045
Dividends		47,263
Foreign tax reclaims		6,265
Income from securities on loan	+	651

Total assets		37,619,738

Liabilities

Collateral held for securities on loan		754,883
Payables:
Investments bought		15,462
Investment adviser fees	+	2,794

Total liabilities		773,139

Net Assets

Total assets		37,619,738
Total liabilities	−	773,139

Net assets		$36,846,599

Net Assets by Source
Capital received from investors		34,828,190
Net investment income not yet distributed		346,554
Net realized capital gains		238,273
Net unrealized capital appreciation		1,433,582

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$36,846,599		1,300,001		$28.34

48 See financial notes

 Schwab Fundamental International Small Company Index ETF

Statement of
Operations
For the period March 1, 2014 through August 31, 2014; unaudited

Investment Income

Dividends (net of foreign withholding tax of $46,554)		$443,269
Securities on loan	+	671

Total investment income		443,940

Expenses

Investment adviser fees		74,364

Total expenses	−	74,364

Net investment income		369,576

Realized and Unrealized Gains (Losses)

Net realized losses on investments		(133,961)
Net realized gains on in-kind redemptions		392,467
Net realized gains on futures contracts		266
Net realized gains on foreign currency transactions	+	251

Net realized gains		259,023
Net change in unrealized appreciation (depreciation) on investments		70,491
Net change in unrealized appreciation (depreciation) on foreign currency translations	+	(783)

Net change in unrealized appreciation (depreciation)	+	69,708

Net realized and unrealized gains		328,731

Increase in net assets resulting from operations		$698,307

See financial notes 49

 Schwab Fundamental International Small Company Index ETF

Statements of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

3/1/14-8/31/14			8/14/13*-2/28/14
Net investment income		$369,576	$85,503
Net realized gains (losses)		259,023	(23,675)
Net change in unrealized appreciation (depreciation)	+	69,708	1,363,874

Increase in net assets resulting from operations		698,307	1,425,702

Distributions to Shareholders

Distributions from net investment income		$—	($105,600)

Transactions in Fund Shares

		3/1/14-8/31/14		8/14/13*-2/28/14
		SHARES	VALUE	SHARES	VALUE
Shares sold		500,000	$14,038,236	900,001	$23,656,700
Shares redeemed	+	(100,000)	(2,866,746)	—	—

Net transactions in fund shares		400,000	$11,171,490	900,001	$23,656,700

Shares Outstanding and Net Assets

		3/1/14-8/31/14		8/14/13*-2/28/14
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		900,001	$24,976,802	—	$—
Total increase	+	400,000	11,869,797	900,001	24,976,802

End of period		1,300,001	$36,846,599	900,001	$24,976,802

Net investment income not yet distributed/Distributions in excess of net investment income			$346,554		($23,022)

*	Commencement of operations.

50 See financial notes

Schwab Fundamental Emerging Markets Large Company Index ETF

Financial Statements

Financial Highlights

	3/1/14–		8/14/13[1]–
	8/31/14*		2/28/14

Per-Share Data ($)

Net asset value at beginning of period	24.98		25.00

Income (loss) from investment operations:
Net investment income (loss)	0.39		0.12
Net realized and unrealized gains (losses)	3.37		(0.00)[2]

Total from investment operations	3.76		0.12
Less distributions:
Distributions from net investment income	—		(0.14)

Net asset value at end of period	28.74		24.98

Total return (%)	15.05	[3]	0.45	[3]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Total expenses	0.46	[4]	0.46	[4]
Net investment income (loss)	3.92	[4]	1.01	[4]
Portfolio turnover rate[5]	10	[3]	6	[3]
Net assets, end of period ($ x 1,000)	45,986		22,482

* Unaudited.
1 Commencement of operations.
2 Per-share amount was less than $0.01.
3 Not annualized.
4 Annualized.
5 Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.

See financial notes 51

 Schwab Fundamental Emerging Markets Large Company Index ETF

Portfolio Holdings as of August 31, 2014 (Unaudited)

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers, any holdings exceeding 1% of the fund’s net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as “Other Securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab ETFsTM at 1-800-435-4000. This complete schedule, filed on the fund’s Form N-CSR, is also available on the SEC’s website at http://www.sec.gov.

In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabetfs.com.

			Cost	Value
Holdings by Category			($)	($)

87.3%		Common Stock	37,624,680	40,121,876
2.2%		Other Investment Companies	871,586	1,016,981
10.8%		Preferred Stock	4,356,162	4,971,631

100.3%		Total Investments	42,852,428	46,110,488
(0	.3)%	Other Assets and Liabilities, Net		(124,294)

100.0%		Net Assets		45,986,194

	Number	% of Net	Value
Security	of Shares	Assets	($)

Common Stock 87.3% of net assets

Brazil 7.0%
Banco do Brasil S.A.	22,400	0.8	350,283
Petroleo Brasileiro S.A.	91,200	2.0	902,401
Vale S.A.	35,446	1.0	461,303
Other Securities		3.2	1,501,131

		7.0	3,215,118

Chile 1.0%
Other Securities		1.0	451,164

China 15.0%
Bank of China Ltd., H Shares	1,136,000	1.1	527,680
China Construction Bank Corp., H Shares	1,078,000	1.7	801,182
China Mobile Ltd.	80,000	2.2	995,078
China Petroleum & Chemical Corp., H Shares	714,000	1.6	724,120
CNOOC Ltd.	218,000	1.0	438,242
Industrial & Commercial Bank of China Ltd., H Shares	912,000	1.3	604,850
PetroChina Co., Ltd., H Shares	416,000	1.3	590,440
Other Securities		4.8	2,192,792

		15.0	6,874,384

Colombia 0.3%
Other Securities		0.3	149,636

Czech Republic 0.4%
Other Securities		0.4	203,511

Greece 0.7%
Other Securities		0.7	335,055

Hungary 0.6%
Other Securities		0.6	253,674

India 2.4%
Reliance Industries Ltd. GDR (a)	13,104	0.9	436,101
Other Securities		1.5	646,989

		2.4	1,083,090

Indonesia 1.0%
Other Securities		1.0	469,929

Malaysia 2.0%
Other Securities		2.0	905,391

Mexico 3.5%
America Movil S.A.B. de C.V., Series L	415,300	1.1	507,869
Cemex S.A.B. de C.V., Series CPO *	200,000	0.6	265,688
Other Securities		1.8	831,118

		3.5	1,604,675

Peru 0.1%
Other Securities		0.1	62,028

Philippines 0.2%
Other Securities		0.2	107,615

Poland 2.1%
KGHM Polska Miedz S.A.	5,024	0.5	207,097
Other Securities		1.6	740,823

		2.1	947,920

Republic of Korea 17.4%
Hyundai Mobis Co., Ltd.	704	0.4	204,128
Hyundai Motor Co.	2,016	1.0	463,266
Kia Motors Corp.	3,712	0.5	224,049
Korea Electric Power Corp.	6,139	0.6	255,502
LG Corp.	5,828	0.9	407,520
LG Display Co., Ltd. *	7,520	0.6	259,950
LG Electronics, Inc.	4,752	0.8	354,309
POSCO	1,872	1.3	616,646
Samsung Electronics Co., Ltd.	1,216	3.2	1,479,899
Shinhan Financial Group Co., Ltd.	5,232	0.6	270,901
SK C&C Co., Ltd.	1,184	0.5	248,138
SK Holdings Co., Ltd.	1,472	0.5	233,006
SK Innovation Co., Ltd.	2,416	0.5	224,218
Other Securities		6.0	2,734,393

		17.4	7,975,925

Russia 11.1%
Gazprom OAO	446,400	3.5	1,588,021

52 See financial notes

 Schwab Fundamental Emerging Markets Large Company Index ETF

Portfolio Holdings (Unaudited) continued

	Number	% of Net	Value
Security	of Shares	Assets	($)
LUKOIL OAO *	28,288	3.4	1,567,245
MMC Norilsk Nickel OJSC	1,448	0.6	282,247
Mobile Telesystems OJSC ADR	11,200	0.4	206,640
Sberbank of Russia *	103,680	0.4	204,639
Surgutneftegas OAO *	748,800	1.1	515,293
Tatneft OAO *	38,560	0.5	237,025
Other Securities		1.2	498,671

		11.1	5,099,781

South Africa 7.0%
MTN Group Ltd.	23,184	1.1	525,441
Sasol Ltd.	10,208	1.3	593,433
Standard Bank Group Ltd.	15,856	0.4	205,740
Other Securities		4.2	1,913,758

		7.0	3,238,372

Taiwan 12.7%
Asustek Computer, Inc.	24,000	0.5	251,317
AU Optronics Corp.	512,000	0.6	254,368
Compal Electronics, Inc.	240,000	0.5	213,580
Hon Hai Precision Industry Co., Ltd.	219,864	1.6	750,276
Taiwan Semiconductor Manufacturing Co., Ltd.	183,000	1.7	759,171
Other Securities		7.8	3,596,048

		12.7	5,824,760

Thailand 1.2%
PTT PCL NVDR	24,000	0.5	241,202
Other Securities		0.7	322,605

		1.2	563,807

Turkey 1.6%
Other Securities		1.6	756,041

Total Common Stock
(Cost $37,624,680)			40,121,876

Other Investment Companies 2.2% of net assets

United States 2.2%
Equity Funds 1.7%
iShares India 50 ETF (c)	12,121	0.8	366,902
WisdomTree India Earnings Fund	17,040	0.8	388,001
Other Securities		0.1	40,554

		1.7	795,457

Securities Lending Collateral 0.5%
Other Securities		0.5	221,524

Total Other Investment Companies
(Cost $871,586)			1,016,981

Preferred Stock 10.8% of net assets

Brazil 9.3%
Banco Bradesco S.A.	23,089	0.9	421,423
Itau Unibanco Holding S.A.	40,614	1.6	732,579
Petroleo Brasileiro S.A.	136,000	3.1	1,419,231
Vale S.A.	48,000	1.2	557,109
Other Securities		2.5	1,160,726

		9.3	4,291,068

Colombia 0.1%
Other Securities		0.1	55,018

Republic of Korea 0.8%
Other Securities		0.8	369,710

Russia 0.6%
AK Transneft OAO *	101	0.5	221,920
Other Securities		0.1	33,915

		0.6	255,835

Total Preferred Stock
(Cost $4,356,162)			4,971,631

End of Investments.

At 08/31/14, the tax basis cost of the fund’s investments was $42,925,221 and the unrealized appreciation and depreciation were $4,419,953 and ($1,234,686), respectively, with a net unrealized appreciation of $3,185,267.

For the following notes, please refer to the complete schedule of portfolio holdings.

*	Non-income producing security.
(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $436,101 or 0.9% of net assets.
(b)	The rate shown is the 7-day yield.
(c)	All or a portion of this security is on loan. Securities on loan were valued at $215,912.
(d)	Illiquid security. At the period end, the value of these amounted to $896 or 0.0% of net assets.
(e)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.

ADR —	American Depositary Receipt
ETF —	Exchange Traded Fund
GDR —	Global Depositary Receipt
NVDR —	Non-Voting Depositary Receipt
Reg’d —	Registered

See financial notes 53

 Schwab Fundamental Emerging Markets Large Company Index ETF

Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of August 31, 2014 (see financial note 2(a) for additional information):

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$36,883,504	$—	$—	$36,883,504
South Africa[1]	3,060,759	—	—	3,060,759
Diversified Financials	176,717	—	896	177,613
Other Investment Companies[1]	1,016,981	—	—	1,016,981
Preferred Stock[1]	4,971,631	—	—	4,971,631

Total	$46,109,592	$—	$896	$46,110,488

[1]	As categorized in the complete schedule of portfolio holdings.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance		Change in					Balance
	as of	Realized	Unrealized			Gross	Gross	as of
	February 28,	Gains	Appreciation	Gross	Gross	Transfers	Transfers	August 31,
Investments in Securities	2014	(Losses)	(Depreciation)	Purchases	Sales	in	out	2014

Common Stock
South Africa	$—	$—	($18,819)	$19,715	$—	$—	$—	$896

Total	$—	$—	($18,819)	$19,715	$—	$—	$—	$896

All net realized and change in unrealized gains (losses) in the table above are reflected on the accompanying Statement of Operations. The change in net unrealized gains (losses) for Level 3 Investments held by the fund at August 31, 2014 was ($18,819).

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended August 31, 2014.

54 See financial notes

 Schwab Fundamental Emerging Markets Large Company Index ETF

Statement of
Assets and Liabilities
As of August 31, 2014; unaudited

Assets

Investments, at value (cost $42,630,904) including securities on loan of $215,912		$45,888,964
Collateral invested for securities on loan, at value (cost $221,524)	+	221,524

Total investments, at value (cost $42,852,428)		46,110,488
Foreign currency, at value (cost $42,541)		42,655
Receivables:
Fund shares sold		2,874,233
Dividends		70,851
Foreign tax reclaims		230
Income from securities on loan	+	143

Total assets		49,098,600

Liabilities

Collateral held for securities on loan		221,524
Payables:
Investments bought		2,886,135
Investment adviser fees		3,186
Due to custodian	+	1,561

Total liabilities		3,112,406

Net Assets

Total assets		49,098,600
Total liabilities	−	3,112,406

Net assets		$45,986,194

Net Assets by Source
Capital received from investors		42,297,470
Net investment income not yet distributed		605,912
Net realized capital losses		(175,129)
Net unrealized capital appreciation		3,257,941

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$45,986,194		1,600,001		$28.74

See financial notes 55

 Schwab Fundamental Emerging Markets Large Company Index ETF

Statement of
Operations
For the period March 1, 2014 through August 31, 2014; unaudited

Investment Income

Dividends (net of foreign withholding tax of $90,459)		$686,777
Securities on loan	+	150

Total investment income		686,927

Expenses

Investment adviser fees		72,161

Total expenses	−	72,161

Net investment income		614,766

Realized and Unrealized Gains (Losses)

Net realized losses on investments		(107,810)
Net realized gains on futures contracts		85
Net realized losses on foreign currency transactions	+	(22,774)

Net realized losses		(130,499)
Net change in unrealized appreciation (depreciation) on investments		3,778,834
Net change in unrealized appreciation (depreciation) on foreign currency translations	+	191

Net change in unrealized appreciation (depreciation)	+	3,779,025

Net realized and unrealized gains		3,648,526

Increase in net assets resulting from operations		$4,263,292

56 See financial notes

 Schwab Fundamental Emerging Markets Large Company Index ETF

Statements of
Changes in Net Assets
For the current and prior report periods
Figures for the current period are unaudited

Operations

3/1/14-8/31/14			8/14/13*-2/28/14
Net investment income		$614,766	$80,648
Net realized losses		(130,499)	(38,538)
Net change in unrealized appreciation (depreciation)	+	3,779,025	(521,084)

Increase (Decrease) in net assets resulting from operations		4,263,292	(478,974)

Distributions to Shareholders

Distributions from net investment income		$—	($96,670)

Transactions in Fund Shares

		3/1/14-8/31/14		8/14/13*-2/28/14
		SHARES	VALUE	SHARES	VALUE
Shares sold		700,000	$19,241,069	900,001	$23,057,477
Shares redeemed	+	—	—	—	—

Net transactions in fund shares		700,000	$19,241,069	900,001	$23,057,477

Shares Outstanding and Net Assets

		3/1/14-8/31/14		8/14/13*-2/28/14
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		900,001	$22,481,833	—	$—
Total increase	+	700,000	23,504,361	900,001	22,481,833

End of period		1,600,001	$45,986,194	900,001	$22,481,833

Net investment income not yet distributed/Distributions in excess of net investment income			$605,912		($8,854)

*	Commencement of operations.

See financial notes 57

 Schwab Fundamental Index ETFs

Financial Notes, unaudited

1. Business Structure of the Funds

Each of the funds in this report is a series of Schwab Strategic Trust (the “trust”), a no-load, open-end management investment company. The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The list below shows all the operational funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:

Schwab Strategic Trust (organized January 27, 2009)	Schwab U.S. Mid-Cap ETF
Schwab Fundamental U.S. Broad Market Index ETF	Schwab U.S. Small-Cap ETF
Schwab Fundamental U.S. Large Company Index ETF	Schwab U.S. Dividend Equity ETF
Schwab Fundamental U.S. Small Company Index ETF	Schwab U.S. REIT ETF
Schwab Fundamental International Large Company Index ETF	Schwab International Equity ETF
Schwab Fundamental International Small Company Index ETF	Schwab International Small-Cap Equity ETF
Schwab Fundamental Emerging Markets Large Company Index ETF	Schwab Emerging Markets Equity ETF
Schwab U.S. Broad Market ETF	Schwab U.S. TIPS ETF
Schwab U.S. Large-Cap ETF	Schwab Short-Term U.S. Treasury ETF
Schwab U.S. Large-Cap Growth ETF	Schwab Intermediate-Term U.S. Treasury ETF
Schwab U.S. Large-Cap Value ETF	Schwab U.S. Aggregate Bond ETF

The funds issue and redeem shares at their net assets value per share (“NAV”) only in large blocks of shares, typically 50,000 shares or more (“Creation Units”). These transactions are usually in exchange for a basket of securities and an amount of cash. As a practical matter, only institutions or large investors purchase or redeem Creation Units. Except when aggregated in Creation Units, shares of the fund are not redeemable securities.

Individual shares of the funds trade on national securities exchanges and elsewhere during the trading day and can only be bought and sold at market prices throughout the trading day through a broker-dealer. Because fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount).

The funds commenced operations on August 14, 2013.

Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services - Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports, which are filed with the U.S. Securities and Exchange Commission (“SEC”).

(a) Security Valuation:

Under procedures approved by the funds’ Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.

 Schwab Fundamental Index ETFs

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.

•	Futures contracts (“futures”): Futures are valued at their settlement prices as of the close of their exchanges.

•	Short-term securities (60 days or less to maturity): Short-term securities may be valued at amortized cost, which approximates market value.

•	Underlying funds: Mutual funds are valued at their respective NAVs. Exchange traded funds (“ETFs”) traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities, ETFs and futures contracts. Investments in mutual funds are valued daily at their NAVs, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds

 Schwab Fundamental Index ETFs

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The levels associated with valuing the funds’ investments as of August 31, 2014 are disclosed in the Portfolio Holdings.

(b) Accounting Policies for certain Portfolio Investments (if held):

Futures Contracts: Futures contracts are instruments that represent an agreement between two parties that obligates one party to buy, and the other party to sell, specific instruments at an agreed upon price on a stipulated future date. A fund must give the broker a deposit of cash and/or securities (initial margin) whenever it enters into a futures contract. The amount of the deposit may vary from one contract to another. Subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized. Futures are traded publicly on exchanges, and their market value may change daily.

Securities Lending: Under the trust’s Securities Lending Program, a fund (lender) may make short-term loans of its securities to another party (borrower) to generate additional revenue for the fund. The borrower pledges collateral in the form of cash, securities issued or fully guaranteed by the U.S. government or foreign governments, or letters of credit issued by a bank. Collateral at the individual loan level is required to be maintained on a daily marked-to-market basis in an amount at least equal to the current value of the securities loaned. The lending agent provides a fund with indemnification against borrower default (the borrower fails to return the security on loan) reducing the risk of loss as a result of default. The cash collateral of securities loaned is currently invested in money market portfolios operating under Rule 2a-7 of the 1940 Act. Each fund bears the risk of loss with respect to the investment of cash collateral. The terms of the securities lending agreement allow the funds to terminate any loans at any given time. Securities lending income, as disclosed in a fund’s Statement of Operations, if applicable, represents the income earned from the investment of the cash collateral plus any fees paid by borrowers, less the fees paid to the lending agent and broker rebates which are subject to adjustments pursuant to the securities lending agreement. On loans not collateralized by cash, a fee is received from the borrower, and is allocated between a fund and the lending agent. A fund retains the right to recall a security on loan. The aggregate market value of securities loaned will not at any time exceed one-third of the total assets of a fund, including collateral received from the loan (at market value computed at the time of the loan). Total costs and expenses, including agent fees, associated with securities lending activities under the trust’s Securities Lending Program paid to the unaffiliated lending agent are approximately 15% of the gross lending revenues.

The values of the securities on loan and the related cash collateral are disclosed in the funds’ Portfolio Holdings and the Statement of Assets and Liabilities. The following table presents the non-cash collateral as of August 31, 2014.

Non-Cash
Collateral Received

Schwab Fundamental U.S. Broad Market Index ETF	$13,613
Schwab Fundamental U.S. Large Company Index ETF	18,831
Schwab Fundamental U.S. Small Company Index ETF	9,746
Schwab Fundamental International Large Company Index ETF	27,832
Schwab Fundamental International Small Company Index ETF	39,918

(c) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.

 Schwab Fundamental Index ETFs

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

Assets and liabilities denominated in foreign currencies are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date. Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period. These realized and unrealized foreign exchange gains or losses are reported in foreign currency transactions or translations on the Statement of Operations. The funds do not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Gains realized by the funds on the sale of securities in certain foreign countries may be subject to non-U.S. taxes. In those instances, the funds record a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

When a fund closes out a futures position, it calculates the difference between the value of the position at the beginning and at the end of the contract, and records a realized gain or loss accordingly.

(d) Investment Income:

Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the funds record certain foreign security dividends on the day they learn of the ex-dividend date. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.

Income received from foreign sources may result in withholding tax. Withholding taxes are accrued at the same time as the related income if the tax rate is fixed and known, unless a tax withheld is reclaimable from the local tax authorities in which case it is recorded as receivable. If the tax rate is not known or estimable, such expense or reclaim receivable is recorded when the net proceeds are received.

(e) Expenses:

Pursuant to the Investment Advisory Agreement (“Advisory Agreement”) between Charles Schwab Investment Management, Inc. (“CSIM” or the “investment adviser”) and the trust, the investment adviser will pay the operating expenses of each fund, excluding interest expense, taxes, any brokerage expenses, and extraordinary or non-routine expenses. Interest expense, taxes, any brokerage expenses and extraordinary or non-routine expenses that are specific to a fund are charged directly to the fund.

(f) Distributions to Shareholders:

Schwab Fundamental U.S. Broad Market Index ETF, Schwab Fundamental U.S. Large Company Index ETF, and Schwab Fundamental U.S. Small Company Index ETF generally make distributions from net investment income, if any, quarterly. Schwab Fundamental International Large Company Index ETF, Schwab Fundamental International Small Company Index ETF, and Schwab Fundamental Emerging Markets Large Company Index ETF generally make distributions from net investment income, if any, annually. All funds generally make distributions from net realized capital gains, if any, once a year.

(g) Accounting Estimates:

The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.

 Schwab Fundamental Index ETFs

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

(h) Federal Income Taxes:

The funds intend to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the funds distribute substantially all of their net investment income and realized net capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

(i) Foreign Taxes:

The funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, corporate events, foreign currency exchanges and capital gains on investments. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in foreign markets in which the funds invest. These foreign taxes, if any, are paid by the funds and are disclosed in the Statement of Operations. Foreign taxes payable as of August 31, 2014, if any, are reflected in the funds’ Statements of Assets and Liabilities.

(j) Indemnification:

Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.

3. Risk Factors:

Investing in the funds may involve certain risks, as discussed in the funds’ prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.

Market Risk. Equity markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of the investment in a fund will fluctuate, which means that the investors could lose money.

Investment Style Risk. The funds are not actively managed. Therefore, a fund follows the securities included in an index during upturns as well as downturns. Because of their indexing strategies, the funds do not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of a fund’s expenses, the fund’s performance is normally below that of the index.

Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.

Large-Cap Risk. Certain funds invest in large-cap stocks. Large-cap stocks tend to go in and out of favor based on market and economic conditions. During a period when large-cap U.S. stocks fall behind other types of investments — mid- or small-cap stocks, for instance — a fund’s large-cap holdings could reduce performance.

Mid-Cap Risk. Certain funds invest in mid-cap stocks. Mid-cap stocks tend to go in and out of favor based on market and economic conditions. Stocks of mid-cap companies may be more vulnerable to adverse business or economic events than larger, more established companies. During a period when mid-cap stocks fall behind other types of investments — bonds or large-cap stocks, for instance — a fund’s mid-cap holdings could reduce performance.

Small-Cap Risk. Certain funds invest in small-cap stocks. Historically, small-cap stocks have been riskier than large- and mid-cap stocks, and their prices may move sharply, especially during market upturns and downturns. Small-cap companies may be more vulnerable to adverse business or economic events than larger, more established companies. During a period when small-cap stocks fall behind other types of investments — large-cap and mid-cap stocks, for instance — a fund’s small-cap holdings could reduce performance.

Foreign Investment Risk. A fund’s investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including

 Schwab Fundamental Index ETFs

Financial Notes, unaudited (continued)

3. Risk Factors (continued):

limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of a fund’s investments, and could impair the fund’s ability to meet its investment objective or invest in accordance with its investment strategy. These risks may be heightened in connection with investments in emerging markets. Foreign securities also include ADRs, GDRs, and EDRs, which are receipts issued by U.S. and foreign banks that represent shares of foreign-based corporations. Investment in ADRs, GDRs and EDRs may be less liquid than the underlying shares in their primary trading market and GDRs, many of which are issued by companies in emerging markets, may be more volatile. To the extent a fund’s investments in a single country or a limited number of countries represent a larger percentage of the fund’s assets, the fund’s performance may be adversely affected by the economic, political and social conditions in those countries and the fund may be subject to increased price volatility.

Emerging Markets Risk. Certain funds invest in emerging markets. Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Such countries often have less uniformity in accounting and reporting requirements and greater risk associated with the custody of securities. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with a fund’s investments in emerging market countries.

Sampling Index Tracking Risk. Certain funds may not fully replicate the index and may hold securities not included in the index. As a result, a fund is subject to the risk that the Adviser’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results. Because certain funds utilize a sampling approach they may not track the return of their respective index as well as they would if the funds purchased all of the securities in their respective benchmark index.

Tracking Error Risk. As an index fund, each fund seeks to track the performance of its benchmark index, although it may not be successful in doing so. The divergence between the performance of a fund and its benchmark index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant.

Derivatives Risk. Each fund may invest in derivative instruments. The principal types of derivatives a fund may use are futures contracts. A futures contract is an agreement to buy or sell a financial instrument at a specific price on a specific day. A fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Certain of these risks, such as market risk and liquidity risk, are discussed elsewhere in this section. A fund’s use of derivatives is also subject to leverage risk, credit risk, lack of availability risk, valuation risk, correlation risk and tax risk. Leverage risk is the risk that use of derivatives may magnify the effect of any decrease or increase in the value of the fund’s portfolio securities. Credit risk is the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations. Lack of availability risk is the risk that suitable derivative transactions may not be available in all circumstances for risk management or other purposes. Valuation risk is the risk that a particular derivative may be valued incorrectly. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Tax risk is the risk that the use of derivatives may cause a fund to realize higher amounts of short-term capital gain. These risks could cause a fund to lose more than the principal amount invested.

Liquidity Risk. A particular investment may be difficult to purchase or sell. A fund may be unable to sell a security at an advantageous time or price.

Securities Lending Risk. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent.

Concentration Risk. To the extent that a fund’s or an index’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector or asset class, the fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.

Market Trading Risk. Although fund shares are listed on national securities exchanges, there can be no assurance that an active trading market for fund shares will develop or be maintained. If an active market is not maintained, investors may find it difficult to buy or sell fund shares.

 Schwab Fundamental Index ETFs

Financial Notes, unaudited (continued)

3. Risk Factors (continued):

Shares of the Fund May Trade at Prices Other Than NAV. Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of a fund will approximate the fund’s NAV, there may be times when the market price and the NAV vary significantly. Investors may pay more than NAV when they buy shares of a fund in the secondary market, and may receive less than NAV when they sell those shares in the secondary market.

Lack of Government Insurance or Guarantee. An investment in a fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.

4. Affiliates and Affiliated Transactions:

CSIM, a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser pursuant to an Advisory Agreement between CSIM and the trust.

For its advisory services to the funds, CSIM is entitled to receive an annual fee, payable monthly, based on a percentage of each fund’s average daily net assets as follows:

			Schwab	Schwab	Schwab
Schwab	Schwab	Schwab	Fundamental	Fundamental	Fundamental
Fundamental	Fundamental	Fundamental	International	International	Emerging
U.S. Broad	U.S. Large	U.S. Small	Large	Small	Markets Large
Market	Company	Company	Company	Company	Company
Index ETF	Index ETF	Index ETF	Index ETF	Index ETF	Index ETF

0.32%	0.32%	0.32%	0.32%	0.46%	0.46%

The funds may engage in certain transactions involving affiliates. For instance, a fund may own shares of The Charles Schwab Corporation if that company is included in its index. Below is the summary of investment activities involving The Charles Schwab Corporation shares owned by the funds during the report period:

	Balance			Balance		Realized	Dividends
	of Shares			of Shares	Market	Gains (Losses)	Received
	Held at	Gross	Gross	Held at	Value at	3/1/14 to	3/1/14
Fund	02/28/14	Purchases	Sales	8/31/14	8/31/14	8/31/14	8/31/14

Schwab Fundamental U.S. Broad Market Index ETF	2,064	2,265	(746)	3,583	$102,151	$24	$332
Schwab Fundamental U.S. Large Company Index ETF	2,787	2,580	(803)	4,564	130,120	23	485

Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other Schwab Funds including Schwab ETFs. All loans are for temporary or emergency purposes only. The interest rate to be charged on a loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board. The funds had no interfund borrowing or lending activity during the period.

5. Other Service Providers:

SEI Investments Distribution Co. is the principal underwriter and distributor of shares of the funds.

State Street Bank and Trust Company (“State Street”) serves as the funds’ transfer agent. As part of these services, the transfer agent maintains records pertaining to the sale, redemption and transfer of the funds’ shares.

State Street also serves as custodian and accountant for the funds. The custodian is responsible for the daily safekeeping of securities and cash held by the funds. The funds’ accountant maintains all books and records related to the funds’ transactions.

 Schwab Fundamental Index ETFs

Financial Notes, unaudited (continued)

6. Board of Trustees:

The Board may include people who are officers and/or directors of CSIM or its affiliate. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees. For information regarding the trustees please refer to the Trustees and Officers table at the end of this report.

7. Borrowing from Banks:

The funds have access to custodian overdraft facilities and to an uncommitted line of credit of $100 million with State Street. The funds pay interest on the amounts they borrow at rates that are negotiated periodically.

There were no borrowings from the line of credit by the funds during the period. However, the funds may have utilized their overdraft facility and incurred interest expense, which is disclosed on the funds’ Statements of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

8. Derivatives:

Certain funds entered into equity index futures contracts during the report period. The funds invested in futures to equitize available cash. The fair value and variation margin for futures contracts held at August 31, 2014 are presented on the Portfolio Holdings and Statement of Assets and Liabilities, respectively. The net realized/unrealized gains (losses) on futures contracts are presented on the Statement of Operations. Refer to financial note 2(b) for the funds’ accounting policies with respect to futures contracts and financial note 3 for disclosures concerning the risks of investing in futures contracts. During the period, the month-end average contract values of futures contracts held by the funds and the month-end average number of contracts held were as follows:

	Contract Values	Number of Contracts

Schwab Fundamental U.S. Small Company Index ETF	$19,838	1
Schwab Fundamental Emerging Markets Large Company Index ETF	8,673	1

9. Purchases and Sales/Maturities of Investment Securities:

For the period ended August 31, 2014, purchases and sales/maturities of securities (excluding in-kind transactions and short-term obligations) were as follows:

	Purchases of Securities	Sales/Maturities of Securities

Schwab Fundamental U.S. Broad Market Index ETF	$6,080,058	$5,082,358
Schwab Fundamental U.S. Large Company Index ETF	8,183,336	6,892,212
Schwab Fundamental U.S. Small Company Index ETF	12,340,596	11,354,470
Schwab Fundamental International Large Company Index ETF	12,390,476	5,893,421
Schwab Fundamental International Small Company Index ETF	6,618,539	4,552,851
Schwab Fundamental Emerging Markets Large Company Index ETF	16,531,167	3,242,519

10. In-Kind Transactions:

The consideration for the purchase of Creation Units of a fund generally consists of the in-kind deposit of a designated portfolio of equity securities, which constitutes an optimized representation of the securities involved in a relevant fund’s underlying index, and an amount of cash. Investors purchasing and redeeming Creation Units are subject to a standard creation transaction fee and a standard redemption transaction fee paid to the custodian to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Purchasers and redeemers of Creation Units for cash are subject to an additional variable charge paid to the fund that will offset the transaction costs to the fund of buying or selling portfolio securities. In addition, purchasers and redeemers of shares in Creation Units are responsible for payment of the costs of transferring securities

 Schwab Fundamental Index ETFs

Financial Notes, unaudited (continued)

10. In-Kind Transactions (continued):

to or out of the fund. From time to time, CSIM may cover the cost of any transaction fees when believed to be in the best interests of a fund.

The in-kind transactions for the period ended August 31, 2014 were as follows:

	In-Kind Purchases of Securities	In-Kind Sales of Securities

Schwab Fundamental U.S. Broad Market Index ETF	$68,173,433	$—
Schwab Fundamental U.S. Large Company Index ETF	76,761,219	1,431,817
Schwab Fundamental U.S. Small Company Index ETF	41,139,576	8,509,517
Schwab Fundamental International Large Company Index ETF	66,805,429	—
Schwab Fundamental International Small Company Index ETF	12,278,210	2,798,384
Schwab Fundamental Emerging Markets Large Company Index ETF	6,487,339	—

For the period ended August 31, 2014, there were no in-kind redemptions. However, if the funds have such transactions, they will realize net capital gains or losses resulting from in-kind redemptions of Creation Units. Because such gains or losses are not taxable to the funds and are not distributed to existing fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to capital received from investors at the end of the funds’ tax year. These reclassifications have no effect on net assets or net asset values per share. The net realized in-kind gains or losses will be disclosed in the funds’ Statements of Operations.

11. Federal Income Taxes

Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of February 28, 2014, the funds had capital loss carryforwards available to offset future net capital gains before the expiration dates as follows:

				Schwab	Schwab	Schwab
	Schwab	Schwab	Schwab	Fundamental	Fundamental	Fundamental
	Fundamental	Fundamental	Fundamental	International	International	Emerging
	U.S. Broad	U.S. Large	U.S. Small	Large	Small	Markets Large
	Market	Company	Company	Company	Company	Company
Expiration Date	Index ETF	Index ETF	Index ETF	Index ETF	Index ETF	Index ETF

No expiration*	$605	$5,462	$—	$—	$—	$—

Total	$605	$5,462	$—	$—	$—	$—

* As a result of the passage of the Regulated Investment Company Modernization Act of 2010, capital losses incurred after December 31, 2010 may now be carried forward indefinitely, but must retain the character of the original loss.

For tax purposes, realized net capital losses and late-year ordinary losses incurred after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the year ended February 28, 2014, the funds had capital losses deferred as follows:

				Schwab	Schwab	Schwab
	Schwab	Schwab	Schwab	Fundamental	Fundamental	Fundamental
	Fundamental	Fundamental	Fundamental	International	International	Emerging
	U.S. Broad	U.S. Large	U.S. Small	Large	Small	Markets Large
	Market	Company	Company	Company	Company	Company
	Index ETF	Index ETF	Index ETF	Index ETF	Index ETF	Index ETF

Deferred capital losses	$59,451	$27,887	$40,514	$41,217	$20,681	$23,714

As of February 28, 2014, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related

 Schwab Fundamental Index ETFs

Financial Notes, unaudited (continued)

11. Federal Income Taxes (continued):

to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended February 28, 2014, the funds did not incur any interest or penalties.

12. Other:

As a result of recent political and military actions undertaken by the Russian Federation, the U.S. and the European Union have instituted various economic sanctions against Russian individuals and entities. The U.S. and/or the European Union may impose additional economic sanctions, or take other actions, against individuals and/or companies in specific sectors of the Russian economy, including, but not limited to, the financial services, energy, metals and mining, engineering, and defense and defense related materials sectors. These sanctions, and the threat of additional sanctions, could have adverse consequences for the Russian economy, including continued weakening of the Russian currency, downgrades in Russia’s credit rating, and a significant decline in the value and liquidity of securities issued by Russian companies or the Russian government. Any of these events could negatively impact the investments of the Schwab Fundamental Emerging Markets Large Company Index ETF in Russian securities. These sanctions have the possibility of impairing a fund’s ability to invest in accordance with its investment strategy and/or to meet its investment objective.

In addition, as index based products, the funds will generally maintain exposure to Russian securities to the extent the indexes which they track include such securities. For this reason, the sanction instituted against Russia, and any continued disruption of the Russian economy, could negatively impact a fund’s performance to the extent its index and its portfolio contain securities of Russian issuers, and, depending on the fund’s exposure to Russian issuers, the impact could be significant.

13. Subsequent Events:

Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

Trustees and Officers

The tables below give information about the trustees and officers for the Schwab Strategic Trust which includes the funds covered in this report. The “Fund Complex” includes the Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust. The Fund Complex includes 96 funds.

The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

 Independent Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009.)	Retired/Private Investor (January 2009 – present); Formerly, Managing Director, Pacific Investment Management Company, LLC (PIMCO) and President, PIMCO Funds.	21	Director, PS Business Parks, Inc. (2005 – 2012).

Stephen Timothy Kochis 1946 Trustee (Trustee of Schwab Strategic Trust since 2012.)	CEO and Owner, Kochis Global (wealth management consulting) (May 2012 – present); Chairman and CEO, Aspiriant (wealth management) (January 2008 – April 2012).	21	None

Charles A. Ruffel 1956 Trustee (Trustee of Schwab Strategic Trust since 2009.)	Advisor (January 2008 – present) and Chief Executive Officer (January 1998 – January 2008), Asset International, Inc. (publisher of financial services information); Managing Partner and Co-Founder, Kudu Advisors, LLC (financial services) (June 2008 – present).	21	None

 Interested Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served)	During the Past Five Years	the Trustee	Other Directorships

Walter W. Bettinger II2 1960 Trustee (Trustee of Schwab Strategic Trust since 2009.)	As of October 2008, President and Chief Executive Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation. Since October 2008, Director, The Charles Schwab Corporation. Since May 2008, Director, Charles Schwab & Co., Inc. and Schwab Holdings, Inc. Since 2006, Director, Charles Schwab Bank. Until October 2008, President and Chief Operating Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation. From 2004 through 2007, Executive Vice President and President, Schwab Investor Services. From 2004 through 2005, Executive Vice President and Chief Operating Officer, Individual Investor Enterprise, and from 2002 through 2004, Executive Vice President, Corporate Services.	96	None

 Officers of the Trust

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Marie Chandoha 1961 President and Chief Executive Officer (Officer of Schwab Strategic Trust since 2010.)	Executive Vice President, Charles Schwab & Co., Inc. (Sept. 2010 – present); Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (March 2007 – August 2010).

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of Schwab Strategic Trust since 2009.)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present); Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Treasurer and Chief Financial Officer, Laudus Funds (June 2006 – present); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – present) and Schwab ETFs (Oct. 2009 – present); Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited (April 2005 – present).

Omar Aguilar 1970 Senior Vice President and Chief Investment Officer – Equities (Officer of Schwab Strategic Trust since 2011.)	Senior Vice President and Chief Investment Officer — Equities, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer — Equities, Schwab Funds and Laudus Funds (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (May 2009 – April 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).

Brett Wander 1961 Senior Vice President and Chief Investment Officer – Fixed Income (Officer of Schwab Strategic Trust since 2011.)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds and Laudus Funds (June 2011 – present); Senior Managing Director, Global Head of Active Fixed Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies, Loomis, Sayles & Company (April 2006 – Jan. 2008).

David Lekich 1964 Chief Legal Officer and Secretary (Officer of Schwab Strategic Trust since 2011.)	Senior Vice President, Charles Schwab & Co., Inc. (Sept. 2011 – present); Senior Vice President and Chief Counsel, Charles Schwab Investment Management Inc. (Sept. 2011 – present); Vice President, Charles Schwab & Co., Inc., (March 2004 – Sept. 2011) and Charles Schwab Investment Management, Inc. (Jan 2011 – Sept. 2011); Secretary (April 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds (April 2011 – present); Vice President and Assistant Clerk, Laudus Funds (April 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.

Catherine MacGregor 1964 Vice President and Assistant Secretary (Officer of Schwab Strategic Trust since 2009.)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (March 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).

[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The Schwab ETF’s retirement policy requires that independent trustees retire by December 31 of the year in which the Trustee turns 72 or the Trustee’s twentieth year of service as an independent trustee, whichever comes first.
[2]	Mr. Bettinger is an Interested Trustee because he owns stock of The Charles Schwab Corporation, the parent company of the investment adviser.
[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

Glossary

144A securities These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.

American Depositary Receipt (ADR) U.S. dollar-denominated receipts issued by U.S. banks or trust companies that represent shares of foreign-based corporations.

ask See “offer.”

asset allocation The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage to help offset risks and rewards, based on your goals, time horizon and risk tolerance.

asset class A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.

authorized participant (AP) A large institutional investor that places orders for creation units with the funds’ distributor.

Barclays U.S. Treasury Bills 1 − 3 Months Index An index that includes all publicly issued zero-coupon U.S. Treasury Bills that have a remaining maturity of less than 3 months and more than 1 month, are rated investment grade, and have $250 million or more of outstanding face value

Barclays U.S. Aggregate Bond Index A broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid ARM passthroughs), asset-backed securities, and commercial mortgage-backed securities.

beta A historical measure of an investment’s volatility relative to a market index (usually the S&P 500®). The index is defined as having a beta of 1.00. Investments with a beta higher than 1.00 have been more volatile than the index; those with a beta of less than 1.00 have been less volatile.

bid The highest price at which someone is willing to buy a security.

cap, capitalization See “market cap.”

capital gain, capital loss The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.

commencement of operations The date that the first NAV was calculated.

creation unit (C.U.) A basket of securities that is delivered by an authorized participant (AP) to the fund equal to the current holdings of the ETF, plus a designated cash component. In return, the APs receive a large block of ETF shares (typically 50,000 shares), which investors can then buy and sell in the secondary market.

European Depositary Receipt (EDR) A negotiable security (receipt) that is issued by a European bank, and that represents shares of foreign-based corporations.

exchange A marketplace, or any organization or group that provides or maintains a marketplace for trading securities, options, futures, or commodities.

expense ratio The amount that is taken from the fund’s assets each year to cover the operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.

Global Depositary Receipt (GDR) A negotiable security (receipt) that is issued by a foreign bank, and that represents shares of foreign-based corporations.

gross domestic product (GDP) The output of goods and services produced by labor and property located in the United States.

inception date The date that the shares began trading in the secondary market.

indicative optimized portfolio value (IOPV) A calculation disseminated by the stock exchange that approximates the fund’s NAV every 15 seconds throughout the trading day.

liquidity The ability to convert a security or asset quickly into cash.

market cap, market capitalization The value of a company as determined by the total value of all shares of its stock outstanding.

market price return The return based on the change in market price per share of the fund over a given time period. Market price returns assume that dividends and capital gain distributions have been reinvested in the fund at market price.

median market cap The midpoint of the range of market caps of the stocks held by a fund. There are different ways of calculating median market cap. With a simple median, half of the stocks in the fund’s portfolio would be larger than the median, and half would be smaller. With a weighted median (the type that is calculated for these funds), half of the fund’s assets are invested in stocks that are larger than the median market cap, and half in stocks that are smaller.

MSCI EAFE (Europe, Australasia, Far East) Index A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes; returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.

net asset value (NAV) The value of one share of a fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.

NAV return The return based on the change in NAV of the fund over a given time period. NAV returns assume that dividends and capital gain distributions have been reinvested in the fund.

offer (ask) The lowest price at which an individual is willing to sell a security.

open The price at which a security opened for trading on a given day.

outstanding shares, shares outstanding When speaking of the fund, indicates all shares currently held by investors.

price-to-book ratio (P/B)  The market price of a company’s stock compared with its “book value.” A mutual fund’s P/B is the weighted average of the P/B of all stocks in the fund’s portfolio.

price-to-earnings ratio (P/E)  The market price of a company’s stock compared with earnings over the past year. A mutual fund’s P/E is the weighted average of the P/E of all stocks in the fund’s portfolio.

primary market The market that deals with the issuance of new securities.

Russell 2000 Index An index that measures the performance of the small-cap segment of the U.S. equity universe. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership.

Russell Fundamental Developed ex-U.S. Large Company Index An index that ranks companies in the Russell Developed ex-U.S. Index by fundamental measures of size and tracks the performance of those companies whose fundamental scores are in the top 87.5% of the Russell Developed ex-U.S. Index. The index uses a partial quarterly reconstitution methodology in which the index is split into four equal segments at the annual reconstitution and each segment is then rebalanced on a rolling quarterly basis. The Net series reduces index performance by adjusting for local taxes. The Russell Developed ex-U.S. Index measures the performance of the largest investable securities in developed countries globally, excluding companies assigned to the United States.

Russell Fundamental Developed ex-U.S. Small Company Index An index that ranks companies in the Russell Developed ex-U.S. Index by fundamental measures of size and tracks the performance of those companies whose fundamental scores are in the bottom 12.5% of the Russell Developed ex-U.S. Index. The index uses a partial quarterly reconstitution methodology in which the index is split into four equal segments at the annual reconstitution and each segment is then rebalanced on a rolling quarterly basis. The Net series reduces index performance by adjusting for local taxes. The Russell Developed ex- U.S. Index measures the performance of the largest investable securities in developed countries globally, excluding companies assigned to the United States.

Russell Fundamental Emerging Markets Large Company Index An index that ranks companies in the Russell Emerging Markets Index by measures of fundamental size and tracks the performance of those companies whose fundamental scores are in the top 87.5% of the Russell Emerging Markets Index. The index uses a partial quarterly reconstitution methodology in which the index is split into four equal segments at the annual reconstitution and each segment is then rebalanced on a rolling quarterly basis. The Net series reduces index performance by adjusting for local taxes. The Russell Emerging Markets Index measures the performance of the investable securities in emerging countries globally.

Russell Fundamental U.S. Index An index that selects, ranks, and weights securities by fundamental measures of company size as opposed to market capitalization. The fundamental overall company scores are created using as the universe the members of the Russell 3000 Index. Securities are grouped in order of decreasing company score for each index and each company receives a weight as a percentage of the sum of the weights of the individual securities within each index.

Russell Fundamental U.S. Large Company Index An index that ranks companies in the Russell 3000 Index by fundamental measures of size, and tracks the performance of those companies whose fundamental scores are in the top 87.5% of the Russell 3000 Index. The index uses a partial quarterly reconstitution methodology in which the index is split into four equal segments at the annual reconstitution and each segment is then rebalanced on a rolling quarterly basis. The Russell 3000 Index measures the performance of the largest 3000 U.S. companies representing approximately 98% of the investable U.S. equity market.

Russell Fundamental U.S. Small Company Index An index that ranks companies in the Russell 3000 Index by fundamental measures of size and tracks the performance of those companies whose fundamental scores are in the bottom 12.5% of the Russell 3000 Index. The index uses a partial quarterly reconstitution methodology in which the index is split into four equal segments at the annual reconstitution and each segment is then rebalanced on a rolling quarterly basis. The Russell 3000 Index measures the performance of the largest 3000 U.S. companies representing approximately 98% of the investable U.S. equity market.

S&P 500 Index A market capitalization index that is designed to measure the performance of 500 leading publicly held companies in leading industries of the U.S. economy.

sampling If a fund uses a sampling method, the fund will not fully replicate the benchmark index and may hold securities not included in the index. A fund that utilizes a sampling approach may not track the return of the index.

secondary market The market in which investors purchase securities from other investors rather than directly from the issuing companies. Organized exchanges facilitate the trading of securities in the secondary market.

spread The gap between bid and ask prices of a security.

stock A share of ownership, or equity, in the issuing company.

total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

tracking error The difference between the performance of the fund and its benchmark index, positive or negative.

Notes

Schwab ETFstm are designed to be low-cost, diversified investments. The funds follow broad market indices and provide exposure to specific segments of the market, making each an investment option for the core portions of an investor portfolio. The list to the right shows all currently available Schwab ETFs.

Investors should carefully consider information contained in the prospectus, including investment objectives, risks, charges and expenses before investing. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab ETF. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

Proxy Voting Policies, Procedures and Results

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab ETFs’ website at www.schwabetfs.com, the SEC’s website at http://www.sec.gov, or by contacting Schwab ETFs at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabetfs.com or the SEC’s website at http://www.sec.gov.

Schwab ETFstm

U.S. ETFs
Schwab U.S. Broad Market ETFtm
Schwab U.S. Large-Cap ETFtm
Schwab U.S. Large-Cap Growth ETFtm
Schwab U.S. Large-Cap Value ETFtm
Schwab U.S. Mid-Cap ETFtm
Schwab U.S. Small-Cap ETFtm
Schwab U.S. Dividend Equity ETFtm
Schwab U.S. REIT ETFtm

International ETFs
Schwab International Equity ETFtm
Schwab International Small-Cap Equity ETFtm
Schwab Emerging Markets Equity ETFtm

Fixed Income ETFs
Schwab U.S. Aggregate Bond ETFtm
Schwab Short-Term U.S. Treasury ETFtm
Schwab Intermediate-Term U.S. Treasury ETFtm
Schwab U.S. TIPS ETFtm

Fundamental Index* ETFs
Schwab Fundamental U.S. Broad Market Index ETF
Schwab Fundamental U.S. Large Company Index ETF
Schwab Fundamental U.S. Small Company Index ETF
Schwab Fundamental International Large Company Index ETF
Schwab Fundamental International Small Company Index ETF
Schwab Fundamental Emerging Markets Large Company Index ETF

*	FUNDAMENTAL INDEX is a registered trademark of Research Affiliates LLC.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105

Schwab ETFstm
1-800-435-4000

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
© 2014 Charles Schwab Investment Management, Inc. All rights reserved.
Printed on recycled paper.
MFR76318-01
00125308

Item 2: Code of Ethics.
Not applicable to this semi-annual report.
Item 3: Audit Committee Financial Expert.
Not applicable to this semi-annual report.
Item 4: Principal Accountant Fees and Services.
Not applicable to this semi-annual report.
Item 5: Audit Committee of Listed Registrants.
Not applicable.
Item 6: Schedule of Investments.
Except as noted below, the schedules of investments are included as part of the report to shareholders filed under Item 1 of this Form. The schedules of investments for the Schwab Fundamental U.S. Broad Market Index ETF, Schwab Fundamental U.S. Large Company Index ETF, Schwab Fundamental U.S. Small Company Index ETF, Schwab Fundamental International Large Company Index ETF, Schwab Fundamental International Small Company Index ETF, and Schwab Fundamental Emerging Markets Large Company Index ETF are filed under this Item.

 Schwab Fundamental U.S. Broad Market Index ETF

Portfolio Holdings as of August 31, 2014 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabetfs.com.

			Cost	Value
Holdings by Category			($)	($)

99.8%		Common Stock	125,059,017	134,234,854
0.3%		Other Investment Companies	414,207	416,289
0.0%		Rights	1,852	1,852
0.0%		Short-Term Investment	5,000	5,000

100.1%		Total Investments	125,480,076	134,657,995
(0	.1)%	Other Assets and Liabilities, Net		(111,842)

100.0%		Net Assets		134,546,153

	Number	Value
Security	of Shares	($)

Common Stock 99.8% of net assets

Automobiles & Components 1.0%
BorgWarner, Inc.	936	58,210
Cooper Tire & Rubber Co.	564	17,388
Dana Holding Corp.	1,183	27,481
Drew Industries, Inc.	182	8,079
Ford Motor Co.	19,603	341,288
General Motors Co.	7,935	276,138
Gentex Corp.	728	21,512
Harley-Davidson, Inc.	1,118	71,060
Johnson Controls, Inc.	4,778	233,214
Lear Corp.	819	82,826
Modine Manufacturing Co. *	91	1,294
Standard Motor Products, Inc.	79	2,971
Superior Industries International, Inc.	273	5,310
Tenneco, Inc. *	188	12,047
The Goodyear Tire & Rubber Co.	1,680	43,630
Thor Industries, Inc.	391	21,001
Tower International, Inc. *	79	2,649
TRW Automotive Holdings Corp. *	837	80,595
Visteon Corp. *	463	46,851

		1,353,544

Banks 5.4%
Associated Banc-Corp.	1,274	23,161
Astoria Financial Corp.	1,092	14,272
BancorpSouth, Inc.	637	13,485
Bank of America Corp.	93,515	1,504,656
Bank of Hawaii Corp.	364	21,130
BankUnited, Inc.	275	8,676
BB&T Corp.	4,381	163,543
BOK Financial Corp.	91	6,132
Capitol Federal Financial, Inc.	546	6,743
Cathay General Bancorp	364	9,479
CIT Group, Inc.	637	30,551
Citigroup, Inc.	18,382	949,430
City National Corp.	182	13,810
Comerica, Inc.	1,092	54,971
Commerce Bancshares, Inc.	368	16,976
Community Bank System, Inc.	91	3,216
Cullen/Frost Bankers, Inc.	273	21,458
CVB Financial Corp.	455	7,071
East West Bancorp, Inc.	364	12,682
EverBank Financial Corp.	91	1,718
F.N.B. Corp.	637	7,873
Fifth Third Bancorp	5,048	103,004
First Citizens BancShares, Inc., Class A	20	4,596
First Financial Bancorp	91	1,511
First Financial Bankshares, Inc. (f)	91	2,674
First Horizon National Corp.	1,729	21,025
First Niagara Financial Group, Inc.	1,501	13,059
First Republic Bank	182	8,900
FirstMerit Corp.	728	12,547
Fulton Financial Corp.	1,092	12,596
Glacier Bancorp, Inc.	364	9,908
Hancock Holding Co.	182	6,050
Hudson City Bancorp, Inc.	5,278	52,094
Huntington Bancshares, Inc.	5,278	51,962
Iberiabank Corp.	91	5,938
International Bancshares Corp.	364	9,595
JPMorgan Chase & Co.	26,299	1,563,476
KeyCorp	5,749	78,244
M&T Bank Corp.	558	68,986
MB Financial, Inc.	273	7,723
National Penn Bancshares, Inc.	91	910
NBT Bancorp, Inc.	182	4,370
New York Community Bancorp, Inc.	3,549	56,607
Northwest Bancshares, Inc.	364	4,590
Old National Bancorp	364	4,765
People’s United Financial, Inc.	1,820	27,209
Popular, Inc. *	1,183	36,626
Prosperity Bancshares, Inc.	91	5,496
Provident Financial Services, Inc.	455	7,740
Regions Financial Corp.	10,110	102,616
Signature Bank *	5	592
SunTrust Banks, Inc.	3,557	135,451
Susquehanna Bancshares, Inc.	637	6,574
SVB Financial Group *	91	10,130
Synovus Financial Corp.	921	22,242
TCF Financial Corp.	1,274	20,129
The PNC Financial Services Group, Inc.	2,730	231,367
Trustmark Corp.	364	8,640
U.S. Bancorp	8,752	370,035
UMB Financial Corp.	91	5,255
Umpqua Holdings Corp.	455	7,949
United Bankshares, Inc.	273	8,995
Valley National Bancorp	1,274	12,740
Washington Federal, Inc.	546	11,875
Webster Financial Corp.	364	10,738
Wells Fargo & Co.	23,136	1,190,116
Westamerica Bancorp	182	8,803
Wintrust Financial Corp.	91	4,238

See financial notes 1

 Schwab Fundamental U.S. Broad Market Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Zions Bancorp	1,456	42,428

		7,284,147

Capital Goods 7.8%
3M Co.	3,569	513,936
A.O. Smith Corp.	273	13,399
AAR Corp.	546	15,124
Actuant Corp., Class A	364	12,278
Acuity Brands, Inc.	182	22,546
AECOM Technology Corp. *	1,001	37,878
Aegion Corp. *	273	6,732
AGCO Corp.	819	40,000
Air Lease Corp.	22	834
Aircastle Ltd.	637	12,179
Albany International Corp., Class A	273	10,257
Allegion plc	91	4,680
Alliant Techsystems, Inc.	273	34,398
Allison Transmission Holdings, Inc.	91	2,792
American Science & Engineering, Inc.	13	753
AMETEK, Inc.	546	28,905
Apogee Enterprises, Inc.	273	9,967
Applied Industrial Technologies, Inc.	364	17,730
Armstrong World Industries, Inc. *	273	15,747
Astec Industries, Inc.	182	7,560
AZZ, Inc.	19	880
B/E Aerospace, Inc. *	273	23,134
Barnes Group, Inc.	364	12,463
Beacon Roofing Supply, Inc. *	273	7,786
Briggs & Stratton Corp.	637	12,829
Carlisle Cos., Inc.	364	30,176
Caterpillar, Inc.	3,976	433,662
Chart Industries, Inc. *	36	2,408
Chicago Bridge & Iron Co. N.V.	364	23,085
CIRCOR International, Inc.	91	6,478
CLARCOR, Inc.	273	17,256
Colfax Corp. *	11	700
Comfort Systems USA, Inc.	91	1,383
Crane Co.	273	18,998
Cubic Corp.	91	4,062
Cummins, Inc.	994	144,239
Curtiss-Wright Corp.	364	26,150
Danaher Corp.	1,639	125,564
Deere & Co.	2,693	226,454
DigitalGlobe, Inc. *	273	8,291
Donaldson Co., Inc.	546	22,856
Dover Corp.	1,092	95,954
Dycom Industries, Inc. *	546	17,041
Eaton Corp. plc	1,820	127,054
EMCOR Group, Inc.	728	31,450
Emerson Electric Co.	5,187	332,072
Encore Wire Corp.	273	11,589
EnerSys	273	17,551
Engility Holdings, Inc. *	91	3,198
EnPro Industries, Inc. *	91	6,179
ESCO Technologies, Inc.	91	3,276
Esterline Technologies Corp. *	182	21,336
Exelis, Inc.	2,735	47,015
Fastenal Co.	1,001	45,325
Flowserve Corp.	637	48,342
Fluor Corp.	2,002	147,928
Fortune Brands Home & Security, Inc.	461	19,920
Foster Wheeler AG	1,220	39,821
Franklin Electric Co., Inc.	182	6,909
GATX Corp.	455	30,153
Generac Holdings, Inc. *	91	4,233
General Cable Corp.	728	15,630
General Dynamics Corp.	2,825	348,181
General Electric Co.	61,744	1,604,109
Graco, Inc.	273	20,983
GrafTech International Ltd. *	1,001	8,739
Granite Construction, Inc.	546	19,257
Griffon Corp.	91	1,135
H&E Equipment Services, Inc.	273	11,168
Harsco Corp.	1,274	30,831
HEICO Corp.	93	4,818
Hexcel Corp. *	273	11,245
Hillenbrand, Inc.	364	12,172
Honeywell International, Inc.	3,399	323,687
Hubbell, Inc., Class B	273	33,006
Huntington Ingalls Industries, Inc.	364	37,168
Hyster-Yale Materials Handling, Inc.	10	771
IDEX Corp.	273	21,005
Illinois Tool Works, Inc.	2,366	208,705
Ingersoll-Rand plc	2,184	131,477
ITT Corp.	1,223	58,533
Jacobs Engineering Group, Inc. *	1,274	68,681
Joy Global, Inc.	835	52,730
Kaman Corp.	182	7,400
KBR, Inc.	2,406	52,980
Kennametal, Inc.	455	20,389
L-3 Communications Holdings, Inc.	1,585	174,271
Layne Christensen Co. *	819	9,320
Lennox International, Inc.	455	38,111
Lincoln Electric Holdings, Inc.	455	32,351
Lindsay Corp. (f)	10	778
Lockheed Martin Corp.	2,184	380,016
Masco Corp.	2,463	57,807
Masonite International Corp. *	91	5,203
MasTec, Inc. *	182	5,551
Meritor, Inc. *	1,274	17,365
Moog, Inc., Class A *	273	19,356
MRC Global, Inc. *	831	20,625
MSC Industrial Direct Co., Inc., Class A	182	16,405
Mueller Industries, Inc.	546	15,965
Mueller Water Products, Inc., Class A	1,456	13,439
MYR Group, Inc. *	91	2,128
Navistar International Corp. *	311	11,728
Nordson Corp.	182	14,753
Northrop Grumman Corp.	3,199	406,977
Orbital Sciences Corp. *	546	14,616
Oshkosh Corp.	910	45,209
Owens Corning	1,092	39,312
PACCAR, Inc.	2,008	126,122
Pall Corp.	364	30,711
Parker-Hannifin Corp.	1,118	129,129
Pentair plc	477	32,469
Polypore International, Inc. *	139	6,231
Precision Castparts Corp.	385	93,963
Quanex Building Products Corp.	364	6,574
Quanta Services, Inc. *	1,183	42,990
Raven Industries, Inc.	182	4,852
Raytheon Co.	3,292	317,151
RBC Bearings, Inc.	13	804

2 See financial notes

 Schwab Fundamental U.S. Broad Market Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Regal-Beloit Corp.	273	19,402
Rexnord Corp. *	91	2,658
Rockwell Automation, Inc.	546	63,669
Rockwell Collins, Inc.	910	70,052
Roper Industries, Inc.	273	41,103
Rush Enterprises, Inc., Class A *	364	13,348
Simpson Manufacturing Co., Inc.	273	8,823
Snap-on, Inc.	273	34,111
Spirit AeroSystems Holdings, Inc., Class A *	910	34,898
SPX Corp.	546	56,811
Standex International Corp.	11	821
Stanley Black & Decker, Inc.	835	76,402
TAL International Group, Inc. *	182	8,044
Teledyne Technologies, Inc. *	182	17,667
Tennant Co.	91	6,342
Terex Corp.	910	34,043
Textron, Inc.	2,184	82,992
The Babcock & Wilcox Co.	455	13,218
The Boeing Co.	2,507	317,888
The Greenbrier Cos., Inc.	182	13,017
The Manitowoc Co., Inc.	819	24,095
The Middleby Corp. *	100	8,623
The Timken Co.	637	28,850
The Toro Co.	364	22,397
Titan International, Inc.	182	2,639
TransDigm Group, Inc.	182	34,214
TriMas Corp. *	91	2,885
Trinity Industries, Inc.	1,092	52,831
Triumph Group, Inc.	182	12,625
Tutor Perini Corp. *	752	22,470
United Rentals, Inc. *	546	64,237
United Technologies Corp.	5,836	630,171
Universal Forest Products, Inc.	455	21,544
URS Corp.	1,399	84,751
Valmont Industries, Inc.	91	12,808
W.W. Grainger, Inc.	298	73,368
WABCO Holdings, Inc. *	273	28,174
Wabtec Corp.	273	22,757
Watsco, Inc.	182	16,833
Watts Water Technologies, Inc., Class A	182	11,519
WESCO International, Inc. *	455	38,215
Woodward, Inc.	273	14,259
Xylem, Inc.	1,001	37,297

		10,432,848

Commercial & Professional Services 1.2%
ABM Industries, Inc.	819	21,785
ACCO Brands Corp. *	182	1,407
Brady Corp., Class A	479	12,751
Cintas Corp.	910	60,187
Clean Harbors, Inc. *	182	11,018
Copart, Inc. *	580	19,969
Covanta Holding Corp.	728	15,281
Deluxe Corp.	364	21,676
Equifax, Inc.	546	43,003
FTI Consulting, Inc. *	459	17,029
G&K Services, Inc., Class A	182	10,172
Healthcare Services Group, Inc.	273	7,461
Herman Miller, Inc.	546	16,227
HNI Corp.	546	20,699
Huron Consulting Group, Inc. *	91	5,504
ICF International, Inc. *	182	6,148
IHS, Inc., Class A *	91	12,965
Insperity, Inc.	273	8,056
Interface, Inc.	273	4,649
Iron Mountain, Inc.	1,482	53,322
KAR Auction Services, Inc.	366	11,039
Kelly Services, Inc., Class A	1,001	16,727
Kforce, Inc.	364	7,305
Kimball International, Inc., Class B	182	2,890
Knoll, Inc.	364	6,658
Korn/Ferry International *	364	11,011
Manpowergroup, Inc.	1,304	101,164
McGrath RentCorp	182	6,734
Mobile Mini, Inc.	91	3,564
MSA Safety, Inc.	182	10,076
Navigant Consulting, Inc. *	637	10,377
Nielsen N.V.	546	25,657
On Assignment, Inc. *	91	2,690
Pitney Bowes, Inc.	2,831	76,607
Quad/Graphics, Inc.	505	11,317
R.R. Donnelley & Sons Co.	4,970	87,820
Republic Services, Inc.	2,042	80,312
Resources Connection, Inc.	637	9,752
Robert Half International, Inc.	1,215	61,005
Rollins, Inc.	182	5,415
Steelcase, Inc., Class A	1,217	19,107
Stericycle, Inc. *	182	21,631
Team, Inc. *	91	3,632
Tetra Tech, Inc.	364	9,282
The ADT Corp.	1,484	54,700
The Brink’s Co.	728	19,933
The Corporate Executive Board Co.	182	11,997
The Dun & Bradstreet Corp.	364	42,726
Towers Watson & Co., Class A	182	19,953
TrueBlue, Inc. *	546	14,818
Tyco International Ltd.	4,716	210,428
UniFirst Corp.	91	8,822
United Stationers, Inc.	655	26,626
Verisk Analytics, Inc., Class A *	277	17,781
Viad Corp.	273	5,990
Waste Connections, Inc.	364	17,858
Waste Management, Inc.	4,732	222,262
West Corp.	91	2,699

		1,647,674

Consumer Durables & Apparel 1.1%
Arctic Cat, Inc.	91	3,369
Brunswick Corp.	182	7,826
Callaway Golf Co.	1,183	9,003
Carter’s, Inc.	182	15,066
Coach, Inc.	2,228	82,057
Columbia Sportswear Co.	91	6,931
Crocs, Inc. *	364	5,624
D.R. Horton, Inc.	1,729	37,485
Deckers Outdoor Corp. *	182	16,788
Ethan Allen Interiors, Inc.	273	6,888
Fossil Group, Inc. *	277	28,057
G-III Apparel Group Ltd. *	91	7,511
Garmin Ltd.	910	49,440

See financial notes 3

 Schwab Fundamental U.S. Broad Market Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Hanesbrands, Inc.	281	28,853
Harman International Industries, Inc.	369	42,464
Hasbro, Inc.	1,183	62,291
Helen of Troy Ltd. *	182	10,596
Iconix Brand Group, Inc. *	20	833
JAKKS Pacific, Inc. *(f)	546	3,702
Jarden Corp. *	637	38,086
KB Home	728	12,922
La-Z-Boy, Inc.	546	11,652
Leggett & Platt, Inc.	1,547	54,284
Lennar Corp., Class A	376	14,732
M.D.C Holdings, Inc.	182	5,280
Mattel, Inc.	2,230	76,913
Meritage Homes Corp. *	182	7,511
Michael Kors Holdings Ltd. *	91	7,291
Mohawk Industries, Inc. *	276	40,301
Newell Rubbermaid, Inc.	1,771	59,364
NIKE, Inc., Class B	3,382	265,656
NVR, Inc. *	50	58,659
Oxford Industries, Inc.	12	736
Polaris Industries, Inc.	182	26,459
PulteGroup, Inc.	1,092	20,988
PVH Corp.	182	21,247
Quiksilver, Inc. *	1,274	3,707
Ralph Lauren Corp.	370	62,604
Skechers U.S.A., Inc., Class A *	283	16,519
Steven Madden Ltd. *	95	3,229
Sturm Ruger & Co., Inc. (f)	14	706
Tempur Sealy International, Inc. *	455	26,627
Toll Brothers, Inc. *	546	19,432
Tupperware Brands Corp.	273	20,000
Under Armour, Inc., Class A *	182	12,441
VF Corp.	1,399	89,704
Whirlpool Corp.	738	112,929
Wolverine World Wide, Inc.	492	13,067

		1,527,830

Consumer Services 1.8%
Apollo Education Group, Inc. *	2,821	78,339
Aramark	91	2,357
Bally Technologies, Inc. *	182	14,431
Bob Evans Farms, Inc.	573	24,880
Boyd Gaming Corp. *	1,274	13,568
Brinker International, Inc.	1,001	48,949
Buffalo Wild Wings, Inc. *	6	887
Burger King Worldwide, Inc.	300	9,612
Capella Education Co.	91	5,925
Career Education Corp. *	3,822	20,983
Carnival Corp.	2,730	103,412
Chipotle Mexican Grill, Inc. *	41	27,825
Choice Hotels International, Inc.	91	4,929
Churchill Downs, Inc.	9	848
Cracker Barrel Old Country Store, Inc.	95	9,539
Darden Restaurants, Inc.	1,365	64,592
DeVry Education Group, Inc.	546	23,440
DineEquity, Inc.	91	7,571
Domino’s Pizza, Inc.	364	27,464
Dunkin’ Brands Group, Inc.	91	3,962
Graham Holdings Co., Class B	55	39,534
H&R Block, Inc.	1,456	48,820
Hilton Worldwide Holdings, Inc. *	91	2,304
Houghton Mifflin Harcourt Co. *	91	1,747
Hyatt Hotels Corp., Class A *	182	11,118
International Game Technology	2,548	42,959
International Speedway Corp., Class A	273	9,143
ITT Educational Services, Inc. *	819	6,904
Jack in the Box, Inc.	546	32,460
Las Vegas Sands Corp.	463	30,794
Life Time Fitness, Inc. *	182	8,390
Marriott International, Inc., Class A	1,212	84,113
Marriott Vacations Worldwide Corp. *	91	5,423
Matthews International Corp., Class A	273	12,599
McDonald’s Corp.	7,126	667,849
MGM Resorts International *	1,638	40,082
Norwegian Cruise Line Holdings Ltd. *	26	866
Panera Bread Co., Class A *	91	13,645
Papa John’s International, Inc.	182	7,207
Penn National Gaming, Inc. *	1,009	11,392
Pinnacle Entertainment, Inc. *	364	9,096
Red Robin Gourmet Burgers, Inc. *	182	9,664
Regis Corp.	910	13,750
Royal Caribbean Cruises Ltd.	1,183	75,428
Ruby Tuesday, Inc. *	1,365	8,422
Scientific Games Corp., Class A *	91	924
SeaWorld Entertainment, Inc.	91	1,892
Service Corp. International	1,638	36,314
Six Flags Entertainment Corp.	182	6,639
Sonic Corp. *	568	11,990
Sotheby’s	273	11,141
Starbucks Corp.	1,820	141,614
Starwood Hotels & Resorts Worldwide, Inc.	934	78,960
Steiner Leisure Ltd. *	91	3,869
Strayer Education, Inc. *	364	22,102
Texas Roadhouse, Inc.	364	9,679
The Cheesecake Factory, Inc.	455	20,452
The Wendy’s Co.	2,548	20,766
Vail Resorts, Inc.	182	14,467
Weight Watchers International, Inc. (f)	481	11,876
Wyndham Worldwide Corp.	853	69,042
Wynn Resorts Ltd.	364	70,208
Yum! Brands, Inc.	2,139	154,928

		2,374,085

Diversified Financials 3.1%
Affiliated Managers Group, Inc. *	91	19,215
Ally Financial, Inc. *	546	13,432
American Express Co.	4,248	380,408
Ameriprise Financial, Inc.	837	105,261
Berkshire Hathaway, Inc., Class B *	6,570	901,732
BGC Partners, Inc., Class A	182	1,378
BlackRock, Inc.	328	108,414
Capital One Financial Corp.	3,300	270,798
Cash America International, Inc.	277	12,365
CBOE Holdings, Inc.	277	14,688
CME Group, Inc.	1,021	78,158
Discover Financial Services	1,911	119,189
E*TRADE Financial Corp. *	1,183	26,334
Eaton Vance Corp.	661	25,885
Ezcorp, Inc., Class A *	557	5,921
Federated Investors, Inc., Class B	1,001	30,721
First Cash Financial Services, Inc. *	103	5,949

4 See financial notes

 Schwab Fundamental U.S. Broad Market Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Franklin Resources, Inc.	2,325	131,409
Greenhill & Co., Inc.	182	8,922
Intercontinental Exchange, Inc.	188	35,532
Invesco Ltd.	1,674	68,366
Investment Technology Group, Inc. *	637	10,848
Janus Capital Group, Inc.	1,603	19,476
Lazard Ltd., Class A	273	14,922
Legg Mason, Inc.	1,215	59,924
Leucadia National Corp.	738	18,398
LPL Financial Holdings, Inc.	277	13,487
McGraw Hill Financial, Inc.	1,911	155,039
Moody’s Corp.	752	70,365
Morgan Stanley	5,551	190,455
MSCI, Inc. *	455	20,994
Nelnet, Inc., Class A	130	5,716
Northern Trust Corp.	1,092	75,730
PHH Corp. *	1,365	32,705
Portfolio Recovery Associates, Inc. *	91	5,172
Raymond James Financial, Inc.	364	19,889
Santander Consumer USA Holdings, Inc.	182	3,389
SEI Investments Co.	728	27,588
SLM Corp.	1,911	16,931
State Street Corp.	1,672	120,434
Stifel Financial Corp. *	91	4,357
T. Rowe Price Group, Inc.	1,114	90,228
TD Ameritrade Holding Corp.	735	24,336
The Bank of New York Mellon Corp.	4,732	185,400
The Charles Schwab Corp. (a)	3,583	102,151
The Goldman Sachs Group, Inc.	2,683	480,552
The NASDAQ OMX Group, Inc.	733	31,864
Waddell & Reed Financial, Inc., Class A	364	19,838
World Acceptance Corp. *(f)	91	7,129

		4,191,394

Energy 15.1%
Alon USA Energy, Inc.	91	1,513
Alpha Natural Resources, Inc. *	8,463	33,429
Anadarko Petroleum Corp.	2,309	260,201
Apache Corp.	2,901	295,409
Arch Coal, Inc. (f)	6,097	18,596
Atwood Oceanics, Inc. *	182	8,993
Baker Hughes, Inc.	3,197	221,041
Basic Energy Services, Inc. *	364	8,812
Bill Barrett Corp. *	364	8,288
Bristow Group, Inc.	182	13,282
C&J Energy Services, Inc. *	26	746
Cabot Oil & Gas Corp.	546	18,313
Cameron International Corp. *	1,001	74,404
CARBO Ceramics, Inc.	91	9,791
Chesapeake Energy Corp.	5,565	151,368
Chevron Corp.	24,297	3,145,247
Cimarex Energy Co.	364	52,838
Cloud Peak Energy, Inc. *	455	7,148
Comstock Resources, Inc.	364	8,874
Concho Resources, Inc. *	182	25,851
ConocoPhillips	28,335	2,301,369
CONSOL Energy, Inc.	1,183	47,651
Continental Resources, Inc. *	5	806
CVR Energy, Inc. (f)	18	893
Delek US Holdings, Inc.	387	13,537
Denbury Resources, Inc.	1,654	28,482
Devon Energy Corp.	3,822	288,255
Diamond Offshore Drilling, Inc. (f)	1,011	44,423
Dresser-Rand Group, Inc. *	463	32,086
Dril-Quip, Inc. *	91	9,234
Energen Corp.	455	36,618
Energy Transfer Partners LP	132	7,584
Energy XXI Bermuda Ltd.	459	7,574
EOG Resources, Inc.	1,456	159,985
EQT Corp.	364	36,058
EXCO Resources, Inc. (f)	1,092	5,274
Exterran Holdings, Inc.	819	38,190
Exxon Mobil Corp.	57,876	5,756,347
FMC Technologies, Inc. *	728	45,020
Forest Oil Corp. *	5,279	8,605
Forum Energy Technologies, Inc. *	23	783
Frontline Ltd. *(f)	1,729	3,544
Golar LNG Ltd.	14	882
Green Plains, Inc.	300	13,407
Gulfmark Offshore, Inc., Class A	91	3,659
Halliburton Co.	4,596	310,736
Helix Energy Solutions Group, Inc. *	910	24,861
Helmerich & Payne, Inc.	455	47,798
Hercules Offshore, Inc. *	1,562	5,264
Hess Corp.	3,571	361,028
HollyFrontier Corp.	1,482	74,144
Hornbeck Offshore Services, Inc. *	116	5,065
ION Geophysical Corp. *	1,288	4,444
Key Energy Services, Inc. *	2,002	12,613
Kinder Morgan, Inc.	2,319	93,363
Marathon Oil Corp.	11,864	494,610
Marathon Petroleum Corp.	3,563	324,269
Matrix Service Co. *	273	7,701
McDermott International, Inc. *	4,277	30,794
Murphy Oil Corp.	3,563	222,581
Nabors Industries Ltd.	3,670	99,861
National Oilwell Varco, Inc.	2,416	208,815
Newfield Exploration Co. *	1,456	65,258
Newpark Resources, Inc. *	546	6,732
Noble Energy, Inc.	1,092	78,777
Nordic American Tankers Ltd. (f)	728	6,596
North Atlantic Drilling Ltd.	91	997
Occidental Petroleum Corp.	5,518	572,382
Oceaneering International, Inc.	364	25,320
Oil States International, Inc. *	273	17,622
ONEOK, Inc.	1,274	89,435
Parker Drilling Co. *	1,638	10,287
Patterson-UTI Energy, Inc.	1,376	47,527
PBF Energy, Inc., Class A	91	2,585
PDC Energy, Inc. *	91	5,468
Peabody Energy Corp.	4,376	69,491
Penn Virginia Corp. *	1,024	15,380
Phillips 66	12,416	1,080,440
Pioneer Energy Services Corp. *	637	9,797
Pioneer Natural Resources Co.	187	39,018
QEP Resources, Inc.	1,652	58,762
Quicksilver Resources, Inc. *(f)	2,639	3,510
Range Resources Corp.	273	21,455
Rosetta Resources, Inc. *	91	4,550
Rowan Cos. plc, Class A	728	22,073
RPC, Inc.	91	2,072

See financial notes 5

 Schwab Fundamental U.S. Broad Market Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
SandRidge Energy, Inc. *(f)	2,681	14,048
Schlumberger Ltd.	5,557	609,270
SEACOR Holdings, Inc. *	364	29,702
Seadrill Ltd.	2,133	79,454
SemGroup Corp., Class A	364	31,934
Ship Finance International Ltd.	364	7,204
SM Energy Co.	291	25,911
Southwestern Energy Co. *	1,001	41,221
Spectra Energy Corp.	3,388	141,144
Stone Energy Corp. *	455	16,011
Superior Energy Services, Inc.	910	32,614
Swift Energy Co. *(f)	546	6,197
Targa Resources Corp.	182	25,398
Teekay Corp.	364	22,321
Tesoro Corp.	2,228	144,241
TETRA Technologies, Inc. *	1,001	11,812
The Williams Cos., Inc.	3,387	201,323
Tidewater, Inc.	469	23,858
Ultra Petroleum Corp. *(f)	546	14,485
Unit Corp. *	374	24,613
Valero Energy Corp.	12,612	682,814
W&T Offshore, Inc.	455	6,789
Western Refining, Inc.	637	29,640
Whiting Petroleum Corp. *	364	33,728
World Fuel Services Corp.	2,044	90,713
WPX Energy, Inc. *	3,094	82,362

		20,266,698

Food & Staples Retailing 3.7%
Casey’s General Stores, Inc.	455	32,619
Costco Wholesale Corp.	4,277	517,859
CVS Caremark Corp.	13,842	1,099,747
Ingles Markets, Inc., Class A	91	2,297
PriceSmart, Inc.	91	8,155
Rite Aid Corp. *	2,198	13,672
Roundy’s, Inc.	856	3,201
Safeway, Inc.	7,152	248,747
SpartanNash Co.	182	3,911
SUPERVALU, Inc. *	8,788	83,925
Sysco Corp.	7,462	282,287
The Andersons, Inc.	230	15,817
The Fresh Market, Inc. *	130	4,336
The Kroger Co.	7,669	390,966
The Pantry, Inc. *	1,314	27,817
United Natural Foods, Inc. *	364	23,402
Wal-Mart Stores, Inc.	21,614	1,631,857
Walgreen Co.	9,132	552,669
Whole Foods Market, Inc.	1,575	61,645

		5,004,929

Food, Beverage & Tobacco 4.9%
Altria Group, Inc.	13,654	588,214
Archer-Daniels-Midland Co.	10,151	506,129
B&G Foods, Inc.	189	5,708
Brown-Forman Corp., Class B	546	50,592
Bunge Ltd.	3,387	286,710
Cal-Maine Foods, Inc.	91	7,199
Campbell Soup Co.	1,638	73,415
Chiquita Brands International, Inc. *	1,729	24,033
Coca-Cola Enterprises, Inc.	2,487	118,829
ConAgra Foods, Inc.	4,641	149,440
Constellation Brands, Inc., Class A *	469	40,845
Darling Ingredients, Inc. *	273	5,263
Dean Foods Co.	2,833	45,838
Dr. Pepper Snapple Group, Inc.	1,547	97,337
Flowers Foods, Inc.	1,001	19,600
Fresh Del Monte Produce, Inc.	637	20,346
General Mills, Inc.	3,658	195,264
Hormel Foods Corp.	819	41,507
Ingredion, Inc.	556	44,347
J&J Snack Foods Corp.	91	8,619
Kellogg Co.	1,765	114,672
Keurig Green Mountain, Inc.	91	12,132
Kraft Foods Group, Inc.	3,841	226,235
Lancaster Colony Corp.	182	16,091
Lorillard, Inc.	2,548	152,116
McCormick & Co., Inc. Non-Voting Shares	637	44,393
Mead Johnson Nutrition Co.	364	34,798
Molson Coors Brewing Co., Class B	819	60,565
Mondelez International, Inc., Class A	14,050	508,469
Monster Beverage Corp. *	281	24,843
PepsiCo, Inc.	9,450	874,030
Philip Morris International, Inc.	10,497	898,333
Pilgrim’s Pride Corp. *	546	16,309
Pinnacle Foods, Inc.	26	841
Post Holdings, Inc. *	273	10,093
Reynolds American, Inc.	2,170	126,880
Sanderson Farms, Inc.	273	25,476
Seaboard Corp. *	2	5,798
Snyder’s-Lance, Inc.	273	7,442
The Coca-Cola Co.	17,619	735,065
The Hain Celestial Group, Inc. *	91	8,951
The Hershey Co.	455	41,596
The J.M. Smucker Co.	742	76,129
The WhiteWave Foods Co. *	546	19,121
TreeHouse Foods, Inc. *	182	15,019
Tyson Foods, Inc., Class A	3,947	150,223
Universal Corp.	532	28,068
Vector Group Ltd.	365	8,720

		6,571,643

Health Care Equipment & Services 5.8%
Abbott Laboratories	12,380	522,931
Aetna, Inc.	4,027	330,737
Air Methods Corp. *	16	939
Alere, Inc. *	455	16,130
Align Technology, Inc. *	16	871
Allscripts Healthcare Solutions, Inc. *	910	13,445
Amedisys, Inc. *	819	17,133
AmerisourceBergen Corp.	3,203	247,880
Amsurg Corp. *	182	9,790
Analogic Corp.	91	6,570
Baxter International, Inc.	3,658	274,277
Becton Dickinson & Co.	1,457	170,717
BioScrip, Inc. *	182	1,540
Boston Scientific Corp. *	8,019	101,681
Brookdale Senior Living, Inc. *	455	15,902
C.R. Bard, Inc.	546	81,048
Cardinal Health, Inc.	4,879	359,582
CareFusion Corp. *	1,092	50,134

6 See financial notes

 Schwab Fundamental U.S. Broad Market Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Catamaran Corp. *	455	21,440
Centene Corp. *	364	28,439
Cerner Corp. *	364	20,988
Chemed Corp.	182	19,221
Cigna Corp.	1,093	103,398
Community Health Systems, Inc. *	1,638	88,911
CONMED Corp.	182	7,189
Covidien plc	2,366	205,440
DaVita HealthCare Partners, Inc. *	910	67,959
DENTSPLY International, Inc.	637	30,388
Edwards Lifesciences Corp. *	299	29,679
Envision Healthcare Holdings, Inc. *	22	804
Express Scripts Holding Co. *	2,784	205,821
Gentiva Health Services, Inc. *	578	10,444
Greatbatch, Inc. *	182	8,294
Haemonetics Corp. *	182	6,496
Hanger, Inc. *	91	2,038
HCA Holdings, Inc. *	4,212	294,082
Health Net, Inc. *	2,548	120,266
HealthSouth Corp.	273	10,753
Healthways, Inc. *	455	7,944
Henry Schein, Inc. *	467	55,895
Hill-Rom Holdings, Inc.	546	23,920
Hologic, Inc. *	728	18,105
Humana, Inc.	1,862	239,714
IDEXX Laboratories, Inc. *	182	22,563
Integra LifeSciences Holdings Corp. *	91	4,549
Intuitive Surgical, Inc. *	68	31,961
Invacare Corp.	728	11,168
Kindred Healthcare, Inc.	1,372	28,332
Laboratory Corp. of America Holdings *	557	59,727
LifePoint Hospitals, Inc. *	546	40,841
Magellan Health, Inc. *	455	25,416
Masimo Corp. *	182	4,084
McKesson Corp.	2,424	472,753
MEDNAX, Inc. *	364	20,839
Medtronic, Inc.	6,280	400,978
Molina Healthcare, Inc. *	364	17,414
MWI Veterinary Supply, Inc. *	12	1,705
Omnicare, Inc.	949	60,518
Orthofix International N.V. *	24	814
Owens & Minor, Inc.	1,183	40,695
Patterson Cos., Inc.	819	32,981
PharMerica Corp. *	637	15,855
Quality Systems, Inc.	91	1,425
Quest Diagnostics, Inc.	1,911	120,794
ResMed, Inc. (f)	273	14,483
Select Medical Holdings Corp.	1,011	14,174
Sirona Dental Systems, Inc. *	91	7,417
St. Jude Medical, Inc.	1,773	116,291
STERIS Corp.	455	25,612
Stryker Corp.	1,729	144,043
Team Health Holdings, Inc. *	17	995
Teleflex, Inc.	273	29,888
Tenet Healthcare Corp. *	1,004	61,425
The Cooper Cos., Inc.	91	14,836
The Ensign Group, Inc.	27	945
Thoratec Corp. *	91	2,275
Triple-S Management Corp., Class B *	182	3,483
UnitedHealth Group, Inc.	10,738	930,770
Universal Health Services, Inc., Class B	546	62,484
Varian Medical Systems, Inc. *	546	46,421
VCA, Inc. *	546	22,249
WellCare Health Plans, Inc. *	462	30,427
WellPoint, Inc.	7,553	880,000
West Pharmaceutical Services, Inc.	364	15,809
Zimmer Holdings, Inc.	1,365	135,558

		7,823,932

Household & Personal Products 1.9%
Avon Products, Inc.	5,413	75,999
Church & Dwight Co., Inc.	455	31,049
Colgate-Palmolive Co.	4,309	278,922
Elizabeth Arden, Inc. *	184	3,146
Energizer Holdings, Inc.	364	44,233
Herbalife Ltd. (f)	546	27,835
Kimberly-Clark Corp.	2,203	237,924
Nu Skin Enterprises, Inc., Class A	193	8,631
Spectrum Brands Holdings, Inc.	91	7,881
The Clorox Co.	673	59,628
The Estee Lauder Cos., Inc., Class A	651	50,016
The Procter & Gamble Co.	21,021	1,747,055
WD-40 Co.	91	6,252

		2,578,571

Insurance 3.4%
ACE Ltd.	1,490	158,432
Aflac, Inc.	2,716	166,328
Alleghany Corp. *	57	24,574
Allied World Assurance Co. Holdings AG	837	30,961
American Equity Investment Life Holding Co.	376	9,302
American Financial Group, Inc.	728	43,658
American International Group, Inc.	5,753	322,513
Aon plc	1,118	97,445
Arch Capital Group Ltd. *	1,023	56,858
Argo Group International Holdings Ltd.	188	9,896
Arthur J. Gallagher & Co.	546	25,788
Aspen Insurance Holdings Ltd.	728	30,955
Assurant, Inc.	1,118	74,627
Assured Guaranty Ltd.	554	13,379
Axis Capital Holdings Ltd.	1,207	58,202
Brown & Brown, Inc.	455	14,842
Cincinnati Financial Corp.	1,116	53,668
CNO Financial Group, Inc.	1,587	28,328
Employers Holdings, Inc.	91	1,948
Endurance Specialty Holdings Ltd.	562	32,635
Everest Re Group Ltd.	326	53,412
First American Financial Corp.	819	23,219
FNF Group *	1,773	50,194
Genworth Financial, Inc., Class A *	3,859	54,759
HCC Insurance Holdings, Inc.	742	37,204
Horace Mann Educators Corp.	273	8,135
Infinity Property & Casualty Corp.	182	12,445
Kemper Corp.	653	23,737
Lincoln National Corp.	1,389	76,451
Loews Corp.	2,507	109,656
Markel Corp. *	35	23,093

See financial notes 7

 Schwab Fundamental U.S. Broad Market Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Marsh & McLennan Cos., Inc.	2,422	128,608
Mercury General Corp.	273	13,986
MetLife, Inc.	3,844	210,421
Montpelier Re Holdings Ltd.	364	11,448
Old Republic International Corp.	1,678	25,757
PartnerRe Ltd.	560	62,546
Platinum Underwriters Holdings Ltd.	467	29,173
Primerica, Inc.	560	28,185
Principal Financial Group, Inc.	1,211	65,745
ProAssurance Corp.	273	12,613
Protective Life Corp.	560	38,864
Prudential Financial, Inc.	2,422	217,253
Reinsurance Group of America, Inc.	455	37,756
RenaissanceRe Holdings Ltd.	556	56,929
RLI Corp.	364	16,271
Safety Insurance Group, Inc.	91	5,023
Selective Insurance Group, Inc.	405	9,708
StanCorp Financial Group, Inc.	374	24,504
Stewart Information Services Corp.	184	5,928
Symetra Financial Corp.	364	8,860
The Allstate Corp.	3,852	236,859
The Chubb Corp.	2,928	269,230
The Hanover Insurance Group, Inc.	374	23,730
The Hartford Financial Services Group, Inc.	4,657	172,542
The Progressive Corp.	6,210	155,374
The Travelers Cos., Inc.	6,614	626,412
Torchmark Corp.	962	52,477
Unum Group	2,184	79,214
Validus Holdings Ltd.	649	25,382
W.R. Berkley Corp.	1,114	53,862
White Mountains Insurance Group Ltd.	61	38,689
XL Group plc	1,583	54,107

		4,524,100

Materials 4.2%
A. Schulman, Inc.	364	14,134
Air Products & Chemicals, Inc.	1,226	163,315
Airgas, Inc.	364	40,178
AK Steel Holding Corp. *	3,241	35,392
Albemarle Corp.	455	28,929
Alcoa, Inc.	18,339	304,611
Allegheny Technologies, Inc.	1,274	53,725
AptarGroup, Inc.	455	29,188
Ashland, Inc.	546	58,542
Avery Dennison Corp.	1,092	52,558
Axiall Corp.	273	11,351
Ball Corp.	1,274	81,663
Bemis Co., Inc.	910	37,073
Berry Plastics Group, Inc. *	91	2,194
Boise Cascade Co. *	91	2,735
Cabot Corp.	546	29,910
Calgon Carbon Corp. *	91	1,933
Carpenter Technology Corp.	273	14,941
Celanese Corp., Series A	819	51,220
Century Aluminum Co. *	910	22,732
CF Industries Holdings, Inc.	273	70,344
Chemtura Corp. *	728	17,974
Clearwater Paper Corp. *	91	6,297
Cliffs Natural Resources, Inc. (f)	2,871	43,266
Coeur Mining, Inc. *	1,365	10,811
Commercial Metals Co.	2,548	44,029
Compass Minerals International, Inc.	182	16,211
Crown Holdings, Inc. *	546	26,355
Cytec Industries, Inc.	374	38,537
Domtar Corp.	1,456	54,294
E.I. du Pont de Nemours & Co.	4,324	285,860
Eagle Materials, Inc.	182	18,548
Eastman Chemical Co.	926	76,367
Ecolab, Inc.	502	57,640
Ferro Corp. *	1,365	18,400
FMC Corp.	455	30,094
Freeport-McMoRan, Inc.	10,788	392,360
Globe Specialty Metals, Inc.	91	1,869
Graphic Packaging Holding Co. *	2,093	26,769
Greif, Inc., Class A	273	13,074
H.B. Fuller Co.	364	17,123
Hecla Mining Co.	364	1,190
Huntsman Corp.	1,820	48,940
Innophos Holdings, Inc.	182	10,583
Innospec, Inc.	91	3,838
International Flavors & Fragrances, Inc.	364	36,979
International Paper Co.	3,666	177,618
Intrepid Potash, Inc. *	91	1,395
Kaiser Aluminum Corp.	182	14,660
KapStone Paper & Packaging Corp. *	364	11,189
Koppers Holdings, Inc.	91	3,377
Kraton Performance Polymers, Inc. *	273	5,550
Louisiana-Pacific Corp. *	546	7,791
LSB Industries, Inc. *	21	841
LyondellBasell Industries N.V., Class A	2,833	323,954
Martin Marietta Materials, Inc.	273	35,752
Materion Corp.	182	5,939
MeadWestvaco Corp.	1,547	66,521
Minerals Technologies, Inc.	273	17,095
Monsanto Co.	1,820	210,483
Myers Industries, Inc.	364	7,174
NewMarket Corp.	47	19,124
Newmont Mining Corp.	6,305	170,802
Nucor Corp.	3,640	197,725
Olin Corp.	637	17,384
OM Group, Inc.	455	12,103
Owens-Illinois, Inc. *	1,547	47,632
P.H. Glatfelter Co.	455	11,343
Packaging Corp. of America	546	37,123
PolyOne Corp.	455	17,845
PPG Industries, Inc.	728	149,866
Praxair, Inc.	1,456	191,537
Quaker Chemical Corp.	11	858
Reliance Steel & Aluminum Co.	819	57,265
Resolute Forest Products, Inc. *	1,456	25,029
Rock-Tenn Co., Class A	546	26,841
Rockwood Holdings, Inc.	273	22,108
RPM International, Inc.	819	38,600
RTI International Metals, Inc. *	182	5,280
Schnitzer Steel Industries, Inc., Class A	819	22,678
Schweitzer-Mauduit International, Inc.	182	7,797
Sealed Air Corp.	1,456	52,562
Sensient Technologies Corp.	364	20,424
Sigma-Aldrich Corp.	547	56,888
Silgan Holdings, Inc.	364	18,327
Sonoco Products Co.	1,001	41,201

8 See financial notes

 Schwab Fundamental U.S. Broad Market Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Southern Copper Corp.	1,494	49,018
Steel Dynamics, Inc.	2,730	63,445
Stepan Co.	91	4,394
Stillwater Mining Co. *	455	8,445
SunCoke Energy, Inc. *	455	10,925
The Dow Chemical Co.	8,136	435,683
The Mosaic Co.	2,845	135,877
The Scotts Miracle-Gro Co., Class A	364	21,014
The Sherwin-Williams Co.	239	52,128
The Valspar Corp.	455	36,746
Tredegar Corp.	273	5,681
Tronox Ltd., Class A	91	2,763
United States Steel Corp.	3,114	120,356
Vulcan Materials Co.	728	46,141
W.R. Grace & Co. *	91	9,012
Walter Energy, Inc. (f)	3,003	16,787
Westlake Chemical Corp.	182	17,678
Worthington Industries, Inc.	546	22,080

		5,619,930

Media 3.5%
AMC Networks, Inc., Class A *	91	5,694
Cablevision Systems Corp., Class A	3,276	60,639
CBS Corp., Class B Non-Voting Shares	3,383	200,578
Central European Media Enterprises Ltd., Class A *	455	1,128
Charter Communications, Inc., Class A *	364	57,101
Cinemark Holdings, Inc.	913	32,220
Comcast Corp., Class A	12,103	662,397
Dex Media, Inc. *(f)	2,765	31,549
DIRECTV *	5,407	467,435
Discovery Communications, Inc., Class A *	928	40,572
Discovery Communications, Inc., Class C *	928	39,876
DISH Network Corp., Class A *	1,001	64,875
DreamWorks Animation SKG, Inc., Class A *	368	8,035
Gannett Co., Inc.	2,552	86,155
John Wiley & Sons, Inc., Class A	273	16,366
Lamar Advertising Co., Class A	546	28,654
Liberty Media Corp., Class A *	19	935
Liberty Media Corp., Class C *	38	1,842
Lions Gate Entertainment Corp.	182	5,899
Live Nation Entertainment, Inc. *	910	19,984
Loral Space & Communications, Inc. *	23	1,723
Meredith Corp.	301	14,021
Morningstar, Inc.	12	824
National CineMedia, Inc.	273	3,986
News Corp., Class A *	1,052	18,541
Omnicom Group, Inc.	1,911	137,611
Regal Entertainment Group, Class A	910	19,155
Scholastic Corp.	546	19,132
Scripps Networks Interactive, Inc., Class A	455	36,268
Sinclair Broadcast Group, Inc., Class A (f)	205	5,955
Sirius XM Holdings, Inc. *	2,190	7,950
The Interpublic Group of Cos., Inc.	2,615	51,071
The Madison Square Garden Co., Class A *	182	12,169
The New York Times Co., Class A	1,547	19,152
The Walt Disney Co.	9,153	822,672
Thomson Reuters Corp. (f)	2,912	110,365
Time Warner Cable, Inc.	2,141	316,718
Time Warner, Inc.	9,148	704,670
Twenty-First Century Fox, Inc., Class A	9,116	322,889
Viacom, Inc., Class B	3,186	258,544

		4,715,350

Pharmaceuticals, Biotechnology & Life Sciences 5.3%
AbbVie, Inc.	4,877	269,601
Actavis plc *	745	169,100
Agilent Technologies, Inc.	1,572	89,856
Alexion Pharmaceuticals, Inc. *	91	15,405
Allergan, Inc.	637	104,264
Amgen, Inc.	4,823	672,230
Bio-Rad Laboratories, Inc., Class A *	91	10,944
Biogen Idec, Inc. *	279	95,708
Bristol-Myers Squibb Co.	8,430	426,979
Bruker Corp. *	91	1,825
Celgene Corp. *	989	93,975
Charles River Laboratories International, Inc. *	455	26,891
Covance, Inc. *	364	30,176
Cubist Pharmaceuticals, Inc. *	91	6,282
Eli Lilly & Co.	6,946	441,488
Endo International plc *	469	29,880
Gilead Sciences, Inc. *	3,397	365,449
Hospira, Inc. *	910	48,903
Illumina, Inc. *	95	17,039
Impax Laboratories, Inc. *	273	6,727
Johnson & Johnson	14,770	1,532,092
Mallinckrodt plc *	107	8,731
Merck & Co., Inc.	14,663	881,393
Mettler-Toledo International, Inc. *	140	37,867
Mylan, Inc. *	1,092	53,071
Myriad Genetics, Inc. *(f)	91	3,293
PAREXEL International Corp. *	182	10,272
PDL BioPharma, Inc. (f)	1,092	11,018
PerkinElmer, Inc.	637	28,569
Perrigo Co., plc	182	27,071
Pfizer, Inc.	47,229	1,388,060
QIAGEN N.V. *	546	13,194
Quintiles Transnational Holdings, Inc. *	16	898
Techne Corp.	91	8,692
Thermo Fisher Scientific, Inc.	1,276	153,388
United Therapeutics Corp. *	91	10,723
Waters Corp. *	364	37,649
Zoetis, Inc.	734	26,013

		7,154,716

Real Estate 1.8%
AG Mortgage Investment Trust, Inc.	91	1,817
Alexandria Real Estate Equities, Inc.	182	14,389
American Campus Communities, Inc.	275	10,865
American Capital Agency Corp.	728	17,217
American Capital Mortgage Investment Corp.	91	1,873

See financial notes 9

 Schwab Fundamental U.S. Broad Market Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
American Tower Corp.	463	45,652
Annaly Capital Management, Inc.	10,216	121,570
Anworth Mortgage Asset Corp.	910	4,723
Apartment Investment & Management Co., Class A	1,092	37,423
Ashford Hospitality Trust, Inc.	184	2,133
AvalonBay Communities, Inc.	273	42,069
BioMed Realty Trust, Inc.	455	10,215
Boston Properties, Inc.	467	56,703
Brandywine Realty Trust	1,001	16,036
Camden Property Trust	273	20,431
Capstead Mortgage Corp.	546	7,218
CBL & Associates Properties, Inc.	983	18,677
CBRE Group, Inc., Class A *	819	26,028
Chimera Investment Corp.	4,004	13,253
Columbia Property Trust, Inc.	182	4,672
Corporate Office Properties Trust	364	10,330
Corrections Corp. of America	740	26,374
Cousins Properties, Inc.	546	6,929
Crown Castle International Corp.	588	46,752
CYS Investments, Inc.	861	8,119
DCT Industrial Trust, Inc.	1,001	7,958
DDR Corp.	910	16,580
DiamondRock Hospitality Co.	910	12,121
Digital Realty Trust, Inc.	455	29,689
Douglas Emmett, Inc.	364	10,399
Duke Realty Corp.	1,456	27,082
EastGroup Properties, Inc.	91	5,900
EPR Properties	182	10,358
Equity Commonwealth	910	24,461
Equity Lifestyle Properties, Inc.	91	4,158
Equity One, Inc.	91	2,148
Equity Residential	1,209	80,362
Essex Property Trust, Inc.	184	35,595
Extra Space Storage, Inc.	182	9,591
Federal Realty Investment Trust	182	22,710
Franklin Street Properties Corp.	91	1,106
General Growth Properties, Inc.	1,389	34,128
Glimcher Realty Trust	364	4,088
Government Properties Income Trust	91	2,186
Hatteras Financial Corp.	552	10,985
HCP, Inc.	1,300	56,329
Health Care REIT, Inc.	553	37,372
Healthcare Realty Trust, Inc.	273	6,814
Healthcare Trust of America, Inc., Class A	91	1,133
Hersha Hospitality Trust	182	1,236
Highwoods Properties, Inc.	455	19,360
Home Properties, Inc.	182	11,688
Hospitality Properties Trust	1,092	32,138
Host Hotels & Resorts, Inc.	3,094	70,605
Inland Real Estate Corp.	546	5,684
Invesco Mortgage Capital, Inc.	765	13,479
Investors Real Estate Trust	182	1,552
iStar Financial, Inc. *	1,041	15,490
Jones Lang LaSalle, Inc.	274	36,609
Kilroy Realty Corp.	182	11,511
Kimco Realty Corp.	1,729	40,614
LaSalle Hotel Properties	364	13,304
Lexington Realty Trust	728	7,921
Liberty Property Trust	637	22,563
Mack-Cali Realty Corp.	1,001	21,161
Medical Properties Trust, Inc.	91	1,282
MFA Financial, Inc.	2,030	17,133
Mid-America Apartment Communities, Inc.	281	20,322
National Retail Properties, Inc.	277	10,288
NorthStar Realty Finance Corp.	364	6,738
Omega Healthcare Investors, Inc.	273	10,284
Pennsylvania Real Estate Investment Trust	364	7,338
PennyMac Mortgage Investment Trust	91	2,026
Piedmont Office Realty Trust, Inc., Class A	1,387	27,033
Plum Creek Timber Co., Inc.	910	36,973
Post Properties, Inc.	300	16,506
Potlatch Corp.	364	15,535
Prologis, Inc.	833	34,103
PS Business Parks, Inc.	91	7,420
Public Storage	364	63,765
Rayonier, Inc.	647	22,173
Realty Income Corp.	273	12,209
Redwood Trust, Inc.	546	10,576
Regency Centers Corp.	477	27,256
Retail Properties of America, Inc., Class A	664	10,504
RLJ Lodging Trust	273	8,138
Ryman Hospitality Properties, Inc.	182	9,054
Sabra Health Care REIT, Inc.	455	12,958
Senior Housing Properties Trust	799	18,641
Simon Property Group, Inc.	651	110,689
SL Green Realty Corp.	182	19,902
Sovran Self Storage, Inc.	91	7,032
Starwood Property Trust, Inc.	102	2,433
Sun Communities, Inc.	91	4,880
Sunstone Hotel Investors, Inc.	637	9,281
Tanger Factory Outlet Centers, Inc.	182	6,354
Taubman Centers, Inc.	182	13,863
The Geo Group, Inc.	273	10,216
The Macerich Co.	364	23,766
Two Harbors Investment Corp.	91	975
UDR, Inc.	1,045	31,266
Ventas, Inc.	819	53,874
Vornado Realty Trust	729	77,179
Washington REIT	273	7,584
Weingarten Realty Investors	546	18,684
Weyerhaeuser Co.	7,593	257,782
WP Carey, Inc.	182	12,427

		2,426,078

Retailing 4.7%
Aaron’s, Inc.	1,183	30,309
Abercrombie & Fitch Co., Class A	1,274	53,253
Advance Auto Parts, Inc.	467	63,708
Aeropostale, Inc. *(f)	1,729	7,245
Amazon.com, Inc. *	354	120,020
American Eagle Outfitters, Inc.	3,655	51,462
ANN, Inc. *	637	26,397
Asbury Automotive Group, Inc. *	190	13,239
Ascena Retail Group, Inc. *	922	16,034
AutoNation, Inc. *	556	30,163
AutoZone, Inc. *	91	49,035
Barnes & Noble, Inc. *	1,274	30,398

10 See financial notes

 Schwab Fundamental U.S. Broad Market Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Bed Bath & Beyond, Inc. *	1,767	113,547
Best Buy Co., Inc.	7,874	251,102
Big Lots, Inc.	1,456	67,486
Brown Shoe Co., Inc.	637	19,008
Burlington Stores, Inc. *	91	3,246
Cabela’s, Inc. *	91	5,553
CarMax, Inc. *	910	47,684
Chico’s FAS, Inc.	1,389	21,946
Core-Mark Holding Co., Inc.	1,092	52,591
CST Brands, Inc.	757	26,374
Dick’s Sporting Goods, Inc.	556	25,059
Dillard’s, Inc., Class A	364	41,613
Dollar General Corp. *	1,670	106,863
Dollar Tree, Inc. *	1,365	73,198
DSW, Inc., Class A	182	5,631
Expedia, Inc.	776	66,658
Express, Inc. *	1,001	17,357
Family Dollar Stores, Inc.	819	65,381
Five Below, Inc. *	21	852
Foot Locker, Inc.	1,482	83,155
Fred’s, Inc., Class A	910	12,949
GameStop Corp., Class A	2,002	84,484
Genesco, Inc. *	182	14,433
Genuine Parts Co.	1,366	119,853
GNC Holdings, Inc., Class A	182	6,907
Group 1 Automotive, Inc.	364	29,178
Guess?, Inc.	829	19,432
hhgregg, Inc. *	557	3,983
Hibbett Sports, Inc. *	125	5,679
HSN, Inc.	182	11,027
J.C. Penney Co., Inc. *(f)	11,486	124,049
Kohl’s Corp.	4,123	242,391
L Brands, Inc.	1,486	94,881
Liberty Interactive Corp., Class A *	3,857	113,859
Lithia Motors, Inc., Class A	182	15,910
LKQ Corp. *	643	18,261
Lowe’s Cos., Inc.	11,567	607,383
Lumber Liquidators Holdings, Inc. *	91	5,207
Macy’s, Inc.	3,046	189,735
Monro Muffler Brake, Inc.	91	4,709
Murphy USA, Inc. *	649	35,351
Netflix, Inc. *	42	20,061
Nordstrom, Inc.	1,276	88,363
Nutrisystem, Inc.	1,092	17,822
O’Reilly Automotive, Inc. *	455	70,971
Office Depot, Inc. *	6,049	30,971
Outerwall, Inc. *(f)	223	13,141
Penske Automotive Group, Inc.	455	21,826
PetSmart, Inc.	860	61,550
Pier 1 Imports, Inc.	182	2,868
Pool Corp.	182	10,312
Rent-A-Center, Inc.	1,294	36,051
Ross Stores, Inc.	928	69,990
Sally Beauty Holdings, Inc. *	368	10,260
Sears Holdings Corp. *(f)	1,820	63,336
Sears Hometown & Outlet Stores, Inc. *	182	3,491
Select Comfort Corp. *	182	4,071
Signet Jewelers Ltd.	546	64,357
Sonic Automotive, Inc., Class A	637	15,734
Stage Stores, Inc.	546	9,539
Staples, Inc.	16,328	190,711
Stein Mart, Inc.	91	1,133
Target Corp.	9,866	592,651
The Bon-Ton Stores, Inc.	91	961
The Buckle, Inc. (f)	182	8,951
The Cato Corp., Class A	273	9,465
The Children’s Place, Inc.	370	19,891
The Finish Line, Inc., Class A	546	16,178
The Gap, Inc.	3,641	168,032
The Home Depot, Inc.	8,646	808,401
The Men’s Wearhouse, Inc.	637	34,417
The Pep Boys-Manny, Moe & Jack *	819	9,107
The Priceline Group, Inc. *	40	49,772
The TJX Cos., Inc.	3,935	234,565
Tiffany & Co.	469	47,341
Tractor Supply Co.	637	42,647
TripAdvisor, Inc. *	91	9,017
Tuesday Morning Corp. *	91	1,600
Ulta Salon, Cosmetics & Fragrance, Inc. *	115	11,191
Urban Outfitters, Inc. *	728	28,967
Vitamin Shoppe, Inc. *	91	3,566
Williams-Sonoma, Inc.	667	43,869

		6,292,375

Semiconductors & Semiconductor Equipment 2.9%
Advanced Energy Industries, Inc. *	91	1,752
Advanced Micro Devices, Inc. *(f)	6,097	25,424
Altera Corp.	1,183	41,807
Amkor Technology, Inc. *	1,911	19,874
Analog Devices, Inc.	1,587	81,127
Applied Materials, Inc.	9,118	210,671
Atmel Corp. *	3,059	27,103
Avago Technologies Ltd.	637	52,291
Broadcom Corp., Class A	3,003	118,258
Brooks Automation, Inc.	728	8,256
Cabot Microelectronics Corp. *	182	7,808
Cirrus Logic, Inc. *	303	7,327
Cree, Inc. *	182	8,292
Cypress Semiconductor Corp. *	1,567	17,315
Diodes, Inc. *	273	6,948
Entegris, Inc. *	910	11,047
Fairchild Semiconductor International, Inc. *	1,258	22,078
First Solar, Inc. *	374	26,060
Freescale Semiconductor Ltd. *	91	1,916
GT Advanced Technologies, Inc. *(f)	1,043	18,576
Integrated Device Technology, Inc. *	1,132	18,621
Intel Corp.	52,871	1,846,255
International Rectifier Corp. *	455	17,927
Intersil Corp., Class A	2,093	31,489
KLA-Tencor Corp.	1,001	76,496
Lam Research Corp.	839	60,333
Linear Technology Corp.	910	41,050
Marvell Technology Group Ltd.	3,731	51,898
Maxim Integrated Products, Inc.	1,820	56,220
Micrel, Inc.	455	5,701
Microchip Technology, Inc.	1,001	48,879
Micron Technology, Inc. *	4,145	135,127
Microsemi Corp. *	222	5,914
MKS Instruments, Inc.	364	12,354
NVIDIA Corp.	2,730	53,099

See financial notes 11

 Schwab Fundamental U.S. Broad Market Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
OmniVision Technologies, Inc. *	364	9,868
ON Semiconductor Corp. *	2,366	23,092
Photronics, Inc. *	728	6,428
PMC-Sierra, Inc. *	819	6,044
Power Integrations, Inc.	15	897
RF Micro Devices, Inc. *	1,638	20,426
Silicon Laboratories, Inc. *	273	12,375
Skyworks Solutions, Inc.	455	25,780
Spansion, Inc., Class A *	455	10,147
SunEdison, Inc. *	2,029	44,699
Synaptics, Inc. *	182	14,942
Teradyne, Inc.	910	18,737
Tessera Technologies, Inc.	273	8,073
Texas Instruments, Inc.	8,200	395,076
TriQuint Semiconductor, Inc. *	1,183	24,447
Veeco Instruments, Inc. *	91	3,219
Xilinx, Inc.	1,134	47,912

		3,847,455

Software & Services 6.5%
Accenture plc, Class A	2,786	225,833
ACI Worldwide, Inc. *	45	876
Activision Blizzard, Inc.	1,755	41,313
Acxiom Corp. *	728	13,501
Adobe Systems, Inc. *	1,585	113,961
Akamai Technologies, Inc. *	463	27,974
Alliance Data Systems Corp. *	187	49,488
Amdocs Ltd.	1,274	60,005
ANSYS, Inc. *	213	17,317
AOL, Inc. *	1,579	68,244
Autodesk, Inc. *	728	39,050
Automatic Data Processing, Inc.	2,143	178,898
Booz Allen Hamilton Holding Corp.	364	8,074
Broadridge Financial Solutions, Inc.	910	38,711
CA, Inc.	2,137	60,349
CACI International, Inc., Class A *	370	26,684
Cadence Design Systems, Inc. *	455	8,026
Citrix Systems, Inc. *	455	31,968
Cognizant Technology Solutions Corp., Class A *	1,092	49,937
Computer Sciences Corp.	2,050	122,569
Compuware Corp.	2,275	21,271
Convergys Corp.	1,365	26,208
Conversant, Inc. *	455	12,531
CoreLogic, Inc. *	2,052	58,010
CSG Systems International, Inc.	455	12,613
Digital River, Inc. *	819	12,506
DST Systems, Inc.	364	33,783
EarthLink Holdings Corp.	3,108	12,836
eBay, Inc. *	3,654	202,797
Electronic Arts, Inc. *	750	28,380
Equinix, Inc. *	91	19,862
Euronet Worldwide, Inc. *	184	9,807
Facebook, Inc., Class A *	372	27,833
FactSet Research Systems, Inc.	182	23,187
Fair Isaac Corp.	364	21,174
Fidelity National Information Services, Inc.	1,820	103,285
Fiserv, Inc. *	1,306	84,198
FleetCor Technologies, Inc. *	12	1,724
Gartner, Inc. *	182	13,575
Genpact Ltd. *	641	11,153
Global Cash Access Holdings, Inc. *	728	5,686
Global Payments, Inc.	273	19,853
Google, Inc., Class A *	382	222,462
Google, Inc., Class C *	394	225,210
Heartland Payment Systems, Inc.	182	8,694
IAC/InterActiveCorp	675	46,973
Informatica Corp. *	182	6,198
International Business Machines Corp.	8,827	1,697,432
Intuit, Inc.	1,114	92,663
j2 Global, Inc.	182	9,728
Jack Henry & Associates, Inc.	273	15,782
Leidos Holdings, Inc.	1,409	53,049
Manhattan Associates, Inc. *	364	10,512
ManTech International Corp., Class A	364	10,549
MasterCard, Inc., Class A	1,733	131,379
MAXIMUS, Inc.	273	11,248
Mentor Graphics Corp.	273	5,954
MICROS Systems, Inc. *	182	12,371
Microsoft Corp.	57,057	2,592,100
Monster Worldwide, Inc. *	3,654	21,084
NeuStar, Inc., Class A *	455	13,418
Nuance Communications, Inc. *	643	10,937
Oracle Corp.	14,657	608,705
Paychex, Inc.	1,547	64,433
Progress Software Corp. *	273	6,323
PTC, Inc. *	364	14,083
Rackspace Hosting, Inc. *	184	6,366
Red Hat, Inc. *	210	12,793
Rovi Corp. *	641	14,826
Salesforce.com, Inc. *	182	10,754
Sapient Corp. *	455	6,602
Science Applications International Corp.	182	8,394
Solera Holdings, Inc.	91	5,547
Sykes Enterprises, Inc. *	455	9,528
Symantec Corp.	5,678	137,862
Synopsys, Inc. *	463	18,937
Take-Two Interactive Software, Inc. *	455	10,697
TeleTech Holdings, Inc. *	273	7,330
Teradata Corp. *	731	33,385
The Western Union Co.	5,506	96,190
TIBCO Software, Inc. *	546	11,379
Total System Services, Inc.	1,183	37,217
Unisys Corp. *	546	12,782
Vantiv, Inc., Class A *	91	2,846
VeriFone Systems, Inc. *	275	9,603
VeriSign, Inc. *	546	31,163
Visa, Inc., Class A	546	116,036
Vistaprint N.V. *	182	8,787
VMware, Inc., Class A *	91	8,971
WebMD Health Corp. *	91	4,400
WEX, Inc. *	91	10,342
Xerox Corp.	13,832	191,020
Yahoo! Inc. *	2,312	89,035

		8,749,129

Technology Hardware & Equipment 4.8%
ADTRAN, Inc.	546	12,602
Amphenol Corp., Class A	547	56,346
Anixter International, Inc.	364	32,480

12 See financial notes

 Schwab Fundamental U.S. Broad Market Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Apple, Inc.	11,830	1,212,575
ARRIS Group, Inc. *	637	19,499
Arrow Electronics, Inc. *	1,820	113,295
Avnet, Inc.	2,366	105,311
Belden, Inc.	188	13,737
Benchmark Electronics, Inc. *	1,092	26,896
Brocade Communications Systems, Inc.	2,457	25,921
CDW Corp.	91	3,007
Checkpoint Systems, Inc. *	91	1,260
Cisco Systems, Inc.	36,339	908,112
Cognex Corp. *	182	7,640
Coherent, Inc. *	182	11,734
CommScope Holding Co., Inc. *	91	2,344
Comtech Telecommunications Corp.	273	10,385
Corning, Inc.	8,372	174,640
Diebold, Inc.	637	24,187
Dolby Laboratories, Inc., Class A *	182	8,478
EchoStar Corp., Class A *	273	13,767
Electronics For Imaging, Inc. *	364	16,031
EMC Corp.	8,240	243,327
Emulex Corp. *	1,183	6,483
F5 Networks, Inc. *	182	22,603
Fabrinet *	91	1,473
FEI Co.	91	7,648
Finisar Corp. *	364	7,393
FLIR Systems, Inc.	637	21,524
Harris Corp.	1,092	77,958
Hewlett-Packard Co.	48,636	1,848,168
Ingram Micro, Inc., Class A *	5,466	157,585
Insight Enterprises, Inc. *	819	21,491
InterDigital, Inc.	182	8,075
Itron, Inc. *	388	16,381
Jabil Circuit, Inc.	2,966	64,006
JDS Uniphase Corp. *	637	7,357
Juniper Networks, Inc.	3,731	86,522
Knowles Corp. *	91	2,996
Lexmark International, Inc., Class A	1,092	55,211
Littelfuse, Inc.	91	8,364
Motorola Solutions, Inc.	2,143	127,294
MTS Systems Corp.	91	6,468
National Instruments Corp.	364	12,067
NCR Corp. *	819	27,977
NetApp, Inc.	1,001	42,202
NETGEAR, Inc. *	182	6,046
OSI Systems, Inc. *	91	6,348
Plantronics, Inc.	182	8,687
Plexus Corp. *	455	18,741
Polycom, Inc. *	1,092	14,469
QLogic Corp. *	1,729	15,647
QUALCOMM, Inc.	3,822	290,854
Riverbed Technology, Inc. *	91	1,714
Rofin-Sinar Technologies, Inc. *	273	6,541
SanDisk Corp.	728	71,315
Sanmina Corp. *	1,638	38,460
ScanSource, Inc. *	364	14,036
SYNNEX Corp. *	467	32,569
Tech Data Corp. *	1,820	122,850
Trimble Navigation Ltd. *	455	15,133
TTM Technologies, Inc. *	182	1,392
ViaSat, Inc. *	91	5,182
Vishay Intertechnology, Inc.	1,911	30,576
Western Digital Corp.	1,034	106,512
Zebra Technologies Corp., Class A *	364	28,403

		6,516,295

Telecommunication Services 3.8%
AT&T, Inc.	71,963	2,515,826
CenturyLink, Inc.	5,138	210,607
Cincinnati Bell, Inc. *	3,218	11,810
Consolidated Communications Holdings, Inc.	364	8,874
Frontier Communications Corp.	17,836	121,285
Inteliquent, Inc.	91	1,110
Intelsat S.A. *	386	6,770
Level 3 Communications, Inc. *	637	28,640
NTELOS Holdings Corp. (f)	382	5,039
SBA Communications Corp., Class A *	182	20,073
Spok Holdings, Inc.	91	1,347
Sprint Corp. *	23,792	133,473
T-Mobile US, Inc. *	364	10,949
Telephone & Data Systems, Inc.	2,199	57,922
tw telecom, Inc. *	455	18,671
Verizon Communications, Inc.	37,310	1,858,784
Vonage Holdings Corp. *	364	1,256
Windstream Holdings, Inc.	10,287	116,243

		5,128,679

Transportation 1.9%
Alaska Air Group, Inc.	546	25,302
Allegiant Travel Co.	5	614
AMERCO	11	3,056
American Airlines Group, Inc.	182	7,082
ArcBest Corp.	376	13,498
Atlas Air Worldwide Holdings, Inc. *	282	9,433
Avis Budget Group, Inc. *	1,403	94,717
C.H. Robinson Worldwide, Inc.	1,563	106,690
Con-way, Inc.	637	32,646
Copa Holdings S.A., Class A	91	11,191
CSX Corp.	8,928	275,965
Delta Air Lines, Inc.	655	25,925
Expeditors International of Washington, Inc.	1,365	56,375
FedEx Corp.	2,515	371,918
Forward Air Corp.	182	8,425
Genesee & Wyoming, Inc., Class A *	91	8,948
Hawaiian Holdings, Inc. *	728	11,357
Heartland Express, Inc.	455	10,670
Hertz Global Holdings, Inc. *	3,094	91,428
Hub Group, Inc., Class A *	364	15,830
J.B. Hunt Transport Services, Inc.	455	34,375
JetBlue Airways Corp. *	2,275	27,823
Kansas City Southern	182	20,996
Kirby Corp. *	182	21,711
Knight Transportation, Inc.	455	11,534
Landstar System, Inc.	364	24,703
Matson, Inc.	819	22,105
Navios Maritime Holdings, Inc.	273	2,583
Norfolk Southern Corp.	1,911	204,477
Old Dominion Freight Line, Inc. *	273	18,201
Republic Airways Holdings, Inc. *	1,456	14,778
Ryder System, Inc.	748	67,574

See financial notes 13

 Schwab Fundamental U.S. Broad Market Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Saia, Inc. *	273	12,959
SkyWest, Inc.	1,638	14,693
Southwest Airlines Co.	1,130	36,171
Spirit Airlines, Inc. *	79	5,561
Swift Transportation Co. *	546	11,564
Union Pacific Corp.	4,004	421,501
United Continental Holdings, Inc. *	490	23,329
United Parcel Service, Inc., Class B	3,276	318,853
UTi Worldwide, Inc. *	1,652	15,165
Werner Enterprises, Inc.	637	15,861

		2,527,587

Utilities 4.2%
AES Corp.	8,608	130,669
AGL Resources, Inc.	739	39,396
ALLETE, Inc.	273	13,287
Alliant Energy Corp.	938	54,864
Ameren Corp.	3,185	127,368
American Electric Power Co., Inc.	4,462	239,609
American States Water Co.	182	5,879
American Water Works Co., Inc.	928	46,966
Aqua America, Inc.	547	13,680
Atlantic Power Corp. (f)	2,292	9,076
Atmos Energy Corp.	1,001	50,611
Avista Corp.	546	17,723
Black Hills Corp.	273	14,668
California Water Service Group	273	6,650
Calpine Corp. *	2,912	69,218
CenterPoint Energy, Inc.	3,836	95,286
Cleco Corp.	370	20,875
CMS Energy Corp.	2,348	71,708
Consolidated Edison, Inc.	2,912	168,576
Dominion Resources, Inc.	4,509	316,622
DTE Energy Co.	1,674	130,990
Duke Energy Corp.	3,935	291,151
Dynegy, Inc. *	91	2,974
Edison International	3,104	183,571
El Paso Electric Co.	273	10,740
Entergy Corp.	3,185	246,551
Exelon Corp.	11,376	380,186
FirstEnergy Corp.	6,380	218,451
Great Plains Energy, Inc.	1,376	35,322
Hawaiian Electric Industries, Inc. (f)	1,163	29,529
IDACORP, Inc.	273	15,485
Integrys Energy Group, Inc.	1,001	67,958
ITC Holdings Corp.	549	20,505
MDU Resources Group, Inc.	1,729	54,135
MGE Energy, Inc.	184	7,402
National Fuel Gas Co.	455	34,780
New Jersey Resources Corp.	364	19,012
NextEra Energy, Inc.	2,615	257,447
NiSource, Inc.	2,366	93,859
Northeast Utilities	1,412	64,797
Northwest Natural Gas Co.	273	12,411
NorthWestern Corp.	273	13,180
NRG Energy, Inc.	3,458	106,437
OGE Energy Corp.	1,092	40,972
Otter Tail Corp.	364	10,370
Pepco Holdings, Inc.	3,367	92,795
PG&E Corp.	4,491	208,742
Piedmont Natural Gas Co., Inc.	546	20,420
Pinnacle West Capital Corp.	1,001	57,007
PNM Resources, Inc.	728	19,081
Portland General Electric Co.	742	25,577
PPL Corp.	4,493	155,593
Public Service Enterprise Group, Inc.	5,551	207,552
Questar Corp.	1,547	36,370
SCANA Corp.	1,183	61,445
Sempra Energy	1,602	169,764
South Jersey Industries, Inc.	182	10,547
Southwest Gas Corp.	364	19,004
TECO Energy, Inc.	2,457	44,472
The Empire District Electric Co.	364	9,409
The Laclede Group, Inc.	273	13,500
The Southern Co.	7,124	316,306
UGI Corp.	1,023	54,199
UIL Holdings Corp.	273	10,169
Vectren Corp.	728	30,015
Westar Energy, Inc.	1,019	37,632
WGL Holdings, Inc.	499	21,701
Wisconsin Energy Corp.	1,183	53,625
Xcel Energy, Inc.	4,368	139,994

		5,675,865

Total Common Stock
(Cost $125,059,017)		134,234,854

Other Investment Companies 0.3% of net assets

Equity Fund 0.0%
iShares Russell 3000 ETF	300	35,931

Money Market Fund 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (d)	35,440	35,440

Securities Lending Collateral 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (d)	344,918	344,918

Total Other Investment Companies
(Cost $414,207)		416,289

Rights 0.0% of net assets

Telecommunication Services 0.0%
Contra Leap Wireless CVR *(b)(c)	735	1,852

Total Rights
(Cost $1,852)		1,852

14 See financial notes

 Schwab Fundamental U.S. Broad Market Index ETF

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investment 0.0% of net assets

U.S. Treasury Obligation 0.0%
U.S. Treasury Bill
0.02%, 09/18/14 (e)	5,000	5,000

Total Short-Term Investment
(Cost $5,000)		5,000

End of Investments.

At 08/31/14, the tax basis cost of the fund’s investments was $125,481,848 and the unrealized appreciation and depreciation were $9,899,568 and ($723,421), respectively, with a net unrealized appreciation of $9,176,147.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.
(b)	Illiquid security. At the period end, the value of these amounted to $1,852 or 0.0% of net assets.
(c)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(d)	The rate shown is the 7-day yield.
(e)	The rate shown is the purchase yield.
(f)	All or a portion of this security is on loan. Securities on loan were valued at $347,866.

CVR —	Contingent Value Rights
ETF —	Exchange Traded Fund
REIT —	Real Estate Investment Trust

See financial notes 15

 Schwab Fundamental U.S. Large Company Index ETF

Portfolio Holdings as of August 31, 2014 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabetfs.com.

			Cost	Value
Holdings by Category			($)	($)

99.7%		Common Stock	145,798,788	158,019,577
0.3%		Other Investment Companies	451,241	453,367
0.0%		Short-Term Investment	5,000	5,000

100.0%		Total Investments	146,255,029	158,477,944
(0	.0)%	Other Assets and Liabilities, Net		(68,789)

100.0%		Net Assets		158,409,155

	Number	Value
Security	of Shares	($)

Common Stock 99.7% of net assets

Automobiles & Components 1.0%
BorgWarner, Inc.	1,187	73,820
Dana Holding Corp.	1,550	36,006
Ford Motor Co.	25,308	440,612
General Motors Co.	10,486	364,913
Harley-Davidson, Inc.	1,435	91,209
Johnson Controls, Inc.	6,075	296,521
Lear Corp.	1,026	103,759
The Goodyear Tire & Rubber Co.	2,273	59,030
TRW Automotive Holdings Corp. *	1,142	109,963
Visteon Corp. *	544	55,047

		1,630,880

Banks 5.5%
Bank of America Corp.	120,624	1,940,840
BB&T Corp.	5,736	214,125
CIT Group, Inc.	864	41,437
Citigroup, Inc.	23,647	1,221,368
Comerica, Inc.	1,182	59,502
Fifth Third Bancorp	6,645	135,591
Hudson City Bancorp, Inc.	7,020	69,287
Huntington Bancshares, Inc.	6,159	60,635
JPMorgan Chase & Co.	33,812	2,010,123
KeyCorp	7,459	101,517
M&T Bank Corp.	756	93,464
New York Community Bancorp, Inc.	4,494	71,679
People’s United Financial, Inc.	2,375	35,506
Regions Financial Corp.	12,557	127,454
SunTrust Banks, Inc.	4,657	177,339
The PNC Financial Services Group, Inc.	3,494	296,117
U.S. Bancorp	11,260	476,073
Wells Fargo & Co.	29,832	1,534,558
Zions Bancorp	1,632	47,557

		8,714,172

Capital Goods 7.4%
3M Co.	4,655	670,320
AECOM Technology Corp. *	1,712	64,782
AGCO Corp.	1,284	62,711
Alliant Techsystems, Inc.	341	42,966
AMETEK, Inc.	756	40,023
Armstrong World Industries, Inc. *	485	27,975
Caterpillar, Inc.	4,998	545,132
Cummins, Inc.	1,329	192,851
Danaher Corp.	2,160	165,478
Deere & Co.	3,457	290,699
Dover Corp.	1,428	125,478
Eaton Corp. plc	2,382	166,287
EMCOR Group, Inc.	972	41,990
Emerson Electric Co.	6,668	426,885
Exelis, Inc.	3,160	54,320
Fastenal Co.	1,284	58,140
Flowserve Corp.	864	65,569
Fluor Corp.	2,440	180,292
Fortune Brands Home & Security, Inc.	597	25,796
Foster Wheeler AG	1,632	53,269
General Dynamics Corp.	3,667	451,958
General Electric Co.	79,565	2,067,099
Harsco Corp.	1,728	41,818
Honeywell International, Inc.	4,322	411,584
Hubbell, Inc., Class B	432	52,229
Illinois Tool Works, Inc.	2,996	264,277
Ingersoll-Rand plc	2,925	176,085
Jacobs Engineering Group, Inc. *	1,666	89,814
Joy Global, Inc.	1,092	68,960
KBR, Inc.	3,160	69,583
Kennametal, Inc.	708	31,725
L-3 Communications Holdings, Inc.	2,038	224,078
Lincoln Electric Holdings, Inc.	495	35,195
Lockheed Martin Corp.	2,800	487,200
Masco Corp.	3,149	73,907
MRC Global, Inc. *	1,089	27,029
Northrop Grumman Corp.	4,129	525,291
Oshkosh Corp.	1,188	59,020
Owens Corning	1,477	53,172
PACCAR, Inc.	2,619	164,499
Pall Corp.	540	45,560
Parker-Hannifin Corp.	1,446	167,013
Pentair plc	581	39,549
Precision Castparts Corp.	499	121,786
Quanta Services, Inc. *	1,623	58,980
Raytheon Co.	4,228	407,326
Rockwell Automation, Inc.	589	68,683
Rockwell Collins, Inc.	1,093	84,139
Roper Industries, Inc.	324	48,781
Snap-on, Inc.	324	40,484
SPX Corp.	649	67,528
Stanley Black & Decker, Inc.	1,070	97,905
Textron, Inc.	2,675	101,650
The Boeing Co.	3,171	402,083
The Timken Co.	869	39,357
Trinity Industries, Inc.	1,126	54,476

16 See financial notes

 Schwab Fundamental U.S. Large Company Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
United Rentals, Inc. *	668	78,590
United Technologies Corp.	7,664	827,559
URS Corp.	1,926	116,677
W.W. Grainger, Inc.	402	98,972
WESCO International, Inc. *	561	47,118
Xylem, Inc.	1,296	48,289

		11,737,991

Commercial & Professional Services 0.9%
Cintas Corp.	1,188	78,574
Equifax, Inc.	756	59,543
Iron Mountain, Inc.	1,961	70,557
Manpowergroup, Inc.	1,629	126,378
Nielsen N.V.	876	41,163
Pitney Bowes, Inc.	3,648	98,715
R.R. Donnelley & Sons Co.	6,543	115,615
Republic Services, Inc.	2,703	106,309
Robert Half International, Inc.	1,569	78,780
The ADT Corp.	1,954	72,024
The Dun & Bradstreet Corp.	435	51,060
Tyco International Ltd.	5,918	264,061
Waste Management, Inc.	6,003	281,961

		1,444,740

Consumer Durables & Apparel 1.0%
Coach, Inc.	2,943	108,391
D.R. Horton, Inc.	2,072	44,921
Fossil Group, Inc. *	289	29,273
Garmin Ltd.	1,191	64,707
Harman International Industries, Inc.	394	45,342
Hasbro, Inc.	1,362	71,716
Jarden Corp. *	756	45,201
Leggett & Platt, Inc.	2,171	76,180
Mattel, Inc.	2,951	101,780
Mohawk Industries, Inc. *	433	63,227
Newell Rubbermaid, Inc.	2,112	70,794
NIKE, Inc., Class B	4,365	342,871
NVR, Inc. *	69	80,950
PVH Corp.	257	30,002
Ralph Lauren Corp.	467	79,016
Tupperware Brands Corp.	399	29,231
VF Corp.	1,865	119,584
Whirlpool Corp.	913	139,707

		1,542,893

Consumer Services 1.6%
Apollo Education Group, Inc. *	3,398	94,362
Brinker International, Inc.	1,142	55,844
Carnival Corp.	3,254	123,262
Chipotle Mexican Grill, Inc. *	70	47,506
Darden Restaurants, Inc.	1,926	91,138
DeVry Education Group, Inc.	862	37,006
Graham Holdings Co., Class B	70	50,316
H&R Block, Inc.	1,839	61,662
International Game Technology	3,010	50,749
Las Vegas Sands Corp.	586	38,975
Marriott International, Inc., Class A	1,510	104,794
McDonald’s Corp.	9,277	869,440
MGM Resorts International *	1,854	45,367
Royal Caribbean Cruises Ltd.	1,371	87,415
Service Corp. International	2,160	47,887
Starbucks Corp.	2,283	177,640
Starwood Hotels & Resorts Worldwide, Inc.	1,233	104,238
Wyndham Worldwide Corp.	1,199	97,047
Wynn Resorts Ltd.	398	76,766
Yum! Brands, Inc.	2,784	201,645

		2,463,059

Diversified Financials 3.1%
Ally Financial, Inc. *	775	19,065
American Express Co.	5,371	480,973
Ameriprise Financial, Inc.	1,087	136,701
Berkshire Hathaway, Inc., Class B *	8,486	1,164,704
BlackRock, Inc.	425	140,475
Capital One Financial Corp.	4,250	348,755
CME Group, Inc.	1,331	101,888
Discover Financial Services	2,484	154,927
E*TRADE Financial Corp. *	1,289	28,693
Franklin Resources, Inc.	3,045	172,103
Invesco Ltd.	2,354	96,137
Legg Mason, Inc.	1,581	77,975
Leucadia National Corp.	974	24,282
McGraw Hill Financial, Inc.	2,323	188,465
Moody’s Corp.	909	85,055
Morgan Stanley	7,196	246,895
Northern Trust Corp.	1,297	89,947
PHH Corp. *	1,836	43,991
State Street Corp.	2,160	155,585
T. Rowe Price Group, Inc.	1,409	114,122
The Bank of New York Mellon Corp.	6,156	241,192
The Charles Schwab Corp. (a)	4,564	130,120
The Goldman Sachs Group, Inc.	3,442	616,497
The NASDAQ OMX Group, Inc.	984	42,774

		4,901,321

Energy 15.9%
Alpha Natural Resources, Inc. *(c)	8,748	34,555
Anadarko Petroleum Corp.	3,038	342,352
Apache Corp.	3,608	367,403
Arch Coal, Inc. (c)	10,243	31,241
Baker Hughes, Inc.	4,107	283,958
Cameron International Corp. *	1,414	105,103
Chesapeake Energy Corp.	7,132	193,990
Chevron Corp.	31,351	4,058,387
Cimarex Energy Co.	377	54,725
ConocoPhillips	36,487	2,963,474
CONSOL Energy, Inc.	1,665	67,066
Denbury Resources, Inc.	2,324	40,019
Devon Energy Corp.	4,830	364,279
Diamond Offshore Drilling, Inc. (c)	1,453	63,845
Dresser-Rand Group, Inc. *	586	40,610
Energen Corp.	494	39,757
EOG Resources, Inc.	1,782	195,806
EQT Corp.	432	42,794
Exxon Mobil Corp.	74,543	7,414,047
FMC Technologies, Inc. *	1,177	72,786
Halliburton Co.	5,934	401,198
Helmerich & Payne, Inc.	469	49,268

See financial notes 17

 Schwab Fundamental U.S. Large Company Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Hess Corp.	4,633	468,396
HollyFrontier Corp.	1,956	97,859
Kinder Morgan, Inc.	3,006	121,022
Marathon Oil Corp.	15,197	633,563
Marathon Petroleum Corp.	4,623	420,739
Murphy Oil Corp.	4,601	287,425
Nabors Industries Ltd.	4,553	123,887
National Oilwell Varco, Inc.	3,133	270,785
Newfield Exploration Co. *	1,827	81,886
Noble Energy, Inc.	1,236	89,165
Occidental Petroleum Corp.	7,203	747,167
Oceaneering International, Inc.	457	31,789
Oil States International, Inc. *	392	25,304
ONEOK, Inc.	1,531	107,476
Patterson-UTI Energy, Inc.	1,572	54,297
Peabody Energy Corp.	5,523	87,705
Phillips 66	16,157	1,405,982
Pioneer Natural Resources Co.	246	51,328
QEP Resources, Inc.	1,740	61,892
Schlumberger Ltd.	7,196	788,969
SEACOR Holdings, Inc. *	540	44,064
Seadrill Ltd.	2,743	102,177
Southwestern Energy Co. *	1,213	49,951
Spectra Energy Corp.	4,259	177,430
Tesoro Corp.	2,942	190,465
The Williams Cos., Inc.	4,340	257,970
Valero Energy Corp.	16,196	876,851
Western Refining, Inc.	899	41,830
World Fuel Services Corp.	2,782	123,465
WPX Energy, Inc. *	4,104	109,249

		25,156,751

Food & Staples Retailing 4.0%
Casey’s General Stores, Inc.	648	46,455
Costco Wholesale Corp.	5,516	667,877
CVS Caremark Corp.	17,816	1,415,481
Safeway, Inc.	9,220	320,672
SUPERVALU, Inc. *	11,216	107,113
Sysco Corp.	9,844	372,399
The Kroger Co.	9,793	499,247
United Natural Foods, Inc. *	474	30,473
Wal-Mart Stores, Inc.	27,820	2,100,410
Walgreen Co.	11,699	708,023
Whole Foods Market, Inc.	2,077	81,294

		6,349,444

Food, Beverage & Tobacco 5.1%
Altria Group, Inc.	17,506	754,158
Archer-Daniels-Midland Co.	13,022	649,277
Brown-Forman Corp., Class B	683	63,287
Bunge Ltd.	4,429	374,915
Campbell Soup Co.	1,986	89,012
Coca-Cola Enterprises, Inc.	3,131	149,599
ConAgra Foods, Inc.	5,992	192,942
Constellation Brands, Inc., Class A *	679	59,134
Dr. Pepper Snapple Group, Inc.	2,091	131,566
General Mills, Inc.	4,764	254,302
Hormel Foods Corp.	1,080	54,734
Ingredion, Inc.	688	54,875
Kellogg Co.	2,272	147,612
Kraft Foods Group, Inc.	4,780	281,542
Lorillard, Inc.	3,253	194,204
McCormick & Co., Inc. Non-Voting Shares	717	49,968
Mead Johnson Nutrition Co.	535	51,146
Molson Coors Brewing Co., Class B	982	72,619
Mondelez International, Inc., Class A	17,942	649,321
Monster Beverage Corp. *	394	34,834
PepsiCo, Inc.	12,134	1,122,274
Philip Morris International, Inc.	13,681	1,170,820
Reynolds American, Inc.	2,700	157,869
The Coca-Cola Co.	23,005	959,769
The Hershey Co.	568	51,927
The J.M. Smucker Co.	1,004	103,010
Tyson Foods, Inc., Class A	5,137	195,514

		8,070,230

Health Care Equipment & Services 5.9%
Abbott Laboratories	15,891	671,236
Aetna, Inc.	5,154	423,298
AmerisourceBergen Corp.	4,144	320,704
Baxter International, Inc.	4,735	355,030
Becton Dickinson & Co.	1,952	228,716
Boston Scientific Corp. *	9,961	126,305
C.R. Bard, Inc.	666	98,861
Cardinal Health, Inc.	6,277	462,615
CareFusion Corp. *	1,404	64,458
Catamaran Corp. *	505	23,796
Cigna Corp.	1,422	134,521
Community Health Systems, Inc. *	2,140	116,159
Covidien plc	2,938	255,107
DaVita HealthCare Partners, Inc. *	1,080	80,654
DENTSPLY International, Inc.	864	41,217
Express Scripts Holding Co. *	3,669	271,249
HCA Holdings, Inc. *	5,412	377,866
Health Net, Inc. *	3,165	149,388
Henry Schein, Inc. *	648	77,559
Humana, Inc.	2,461	316,829
Intuitive Surgical, Inc. *	97	45,591
Laboratory Corp. of America Holdings *	658	70,557
LifePoint Hospitals, Inc. *	756	56,549
Magellan Health, Inc. *	648	36,197
McKesson Corp.	3,204	624,876
Medtronic, Inc.	8,058	514,503
Omnicare, Inc.	1,249	79,649
Owens & Minor, Inc.	1,819	62,574
Patterson Cos., Inc.	1,080	43,492
Quest Diagnostics, Inc.	2,354	148,796
St. Jude Medical, Inc.	2,225	145,938
Stryker Corp.	2,112	175,951
Tenet Healthcare Corp. *	1,116	68,277
UnitedHealth Group, Inc.	13,992	1,212,827
Universal Health Services, Inc., Class B	611	69,923
Varian Medical Systems, Inc. *	698	59,344
WellCare Health Plans, Inc. *	648	42,677
WellPoint, Inc.	9,655	1,124,904
Zimmer Holdings, Inc.	1,677	166,543

		9,344,736

18 See financial notes

 Schwab Fundamental U.S. Large Company Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Household & Personal Products 2.1%
Avon Products, Inc.	6,891	96,750
Church & Dwight Co., Inc.	648	44,219
Colgate-Palmolive Co.	5,539	358,539
Energizer Holdings, Inc.	432	52,497
Herbalife Ltd. (c)	692	35,278
Kimberly-Clark Corp.	2,933	316,764
The Clorox Co.	786	69,640
The Estee Lauder Cos., Inc., Class A	864	66,381
The Procter & Gamble Co.	26,883	2,234,246

		3,274,314

Insurance 3.2%
ACE Ltd.	1,945	206,812
Aflac, Inc.	3,424	209,686
American Financial Group, Inc.	835	50,075
American International Group, Inc.	7,412	415,517
Aon plc	1,454	126,731
Arch Capital Group Ltd. *	1,296	72,032
Assurant, Inc.	1,420	94,785
Axis Capital Holdings Ltd.	1,767	85,205
Cincinnati Financial Corp.	1,404	67,518
Everest Re Group Ltd.	444	72,745
FNF Group *	2,372	67,151
Genworth Financial, Inc., Class A *	4,681	66,423
HCC Insurance Holdings, Inc.	920	46,129
Lincoln National Corp.	1,689	92,962
Loews Corp.	3,254	142,330
Marsh & McLennan Cos., Inc.	3,218	170,876
MetLife, Inc.	4,950	270,963
PartnerRe Ltd.	756	84,438
Principal Financial Group, Inc.	1,512	82,086
Prudential Financial, Inc.	3,124	280,223
Reinsurance Group of America, Inc.	555	46,054
RenaissanceRe Holdings Ltd.	696	71,263
The Allstate Corp.	4,989	306,774
The Chubb Corp.	3,799	349,318
The Hartford Financial Services Group, Inc.	5,740	212,667
The Progressive Corp.	8,100	202,662
The Travelers Cos., Inc.	8,530	807,876
Torchmark Corp.	1,296	70,697
Unum Group	3,103	112,546
W.R. Berkley Corp.	1,436	69,431
White Mountains Insurance Group Ltd.	72	45,665
XL Group plc	2,063	70,513

		5,070,153

Materials 4.0%
Air Products & Chemicals, Inc.	1,585	211,138
Airgas, Inc.	544	60,047
Albemarle Corp.	600	38,148
Alcoa, Inc.	23,541	391,016
Allegheny Technologies, Inc.	1,742	73,460
AptarGroup, Inc.	540	34,641
Ashland, Inc.	591	63,367
Avery Dennison Corp.	1,249	60,114
Ball Corp.	1,651	105,829
Bemis Co., Inc.	1,323	53,899
Celanese Corp., Series A	1,080	67,543
CF Industries Holdings, Inc.	371	95,596
Cliffs Natural Resources, Inc. (c)	3,782	56,995
Commercial Metals Co.	2,941	50,820
Crown Holdings, Inc. *	790	38,133
Domtar Corp.	1,762	65,705
E.I. du Pont de Nemours & Co.	5,638	372,728
Eastman Chemical Co.	1,205	99,376
Ecolab, Inc.	688	78,996
FMC Corp.	648	42,859
Freeport-McMoRan, Inc.	13,861	504,125
Huntsman Corp.	2,376	63,891
International Flavors & Fragrances, Inc.	464	47,138
International Paper Co.	4,890	236,920
LyondellBasell Industries N.V., Class A	3,671	419,779
MeadWestvaco Corp.	2,108	90,644
Monsanto Co.	2,355	272,356
Newmont Mining Corp.	8,160	221,054
Nucor Corp.	4,756	258,346
Owens-Illinois, Inc. *	1,950	60,041
Packaging Corp. of America	580	39,434
PPG Industries, Inc.	881	181,363
Praxair, Inc.	1,946	255,996
Reliance Steel & Aluminum Co.	1,231	86,072
Rock-Tenn Co., Class A	694	34,117
Rockwood Holdings, Inc.	453	36,684
RPM International, Inc.	1,080	50,900
Sealed Air Corp.	1,636	59,060
Sigma-Aldrich Corp.	648	67,392
Sonoco Products Co.	1,296	53,343
Southern Copper Corp.	1,777	58,303
Steel Dynamics, Inc.	3,564	82,827
The Dow Chemical Co.	10,455	559,865
The Mosaic Co.	3,677	175,614
The Sherwin-Williams Co.	342	74,594
The Valspar Corp.	619	49,990
United States Steel Corp.	3,964	153,209
Vulcan Materials Co.	972	61,605

		6,315,072

Media 3.6%
Cablevision Systems Corp., Class A	4,228	78,260
CBS Corp., Class B Non-Voting Shares	4,304	255,184
Charter Communications, Inc., Class A *	540	84,710
Comcast Corp., Class A	15,622	854,992
DIRECTV *	6,982	603,594
Discovery Communications, Inc., Class A *	1,229	53,732
Discovery Communications, Inc., Class C *	1,229	52,810
DISH Network Corp., Class A *	1,182	76,605
Gannett Co., Inc.	3,277	110,632
News Corp., Class A *	1,459	25,715
Omnicom Group, Inc.	2,426	174,696
Scripps Networks Interactive, Inc., Class A	484	38,580
The Interpublic Group of Cos., Inc.	2,949	57,594
The Walt Disney Co.	11,877	1,067,505

See financial notes 19

 Schwab Fundamental U.S. Large Company Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Thomson Reuters Corp. (c)	3,959	150,046
Time Warner Cable, Inc.	2,718	402,074
Time Warner, Inc.	11,775	907,028
Twenty-First Century Fox, Inc., Class A	11,877	420,683
Viacom, Inc., Class B	4,124	334,663

		5,749,103

Pharmaceuticals, Biotechnology & Life Sciences 5.6%
AbbVie, Inc.	6,321	349,425
Actavis plc *	985	223,575
Agilent Technologies, Inc.	1,954	111,691
Allergan, Inc.	816	133,563
Amgen, Inc.	6,238	869,452
Biogen Idec, Inc. *	374	128,297
Bristol-Myers Squibb Co.	10,854	549,755
Celgene Corp. *	1,262	119,915
Covance, Inc. *	388	32,165
Eli Lilly & Co.	9,095	578,078
Endo International plc *	592	37,716
Gilead Sciences, Inc. *	4,224	454,418
Hospira, Inc. *	1,252	67,283
Johnson & Johnson	19,125	1,983,836
Merck & Co., Inc.	19,046	1,144,855
Mettler-Toledo International, Inc. *	143	38,679
Mylan, Inc. *	1,404	68,234
Pfizer, Inc.	60,455	1,776,773
Thermo Fisher Scientific, Inc.	1,620	194,740
Waters Corp. *	432	44,682
Zoetis, Inc.	943	33,420

		8,940,552

Real Estate 1.1%
American Capital Agency Corp.	1,075	25,424
American Tower Corp.	644	63,498
Annaly Capital Management, Inc.	13,293	158,187
Apartment Investment & Management Co., Class A	1,512	51,816
AvalonBay Communities, Inc.	324	49,928
Boston Properties, Inc.	610	74,066
Crown Castle International Corp.	767	60,984
Equity Residential	1,416	94,121
General Growth Properties, Inc.	1,748	42,948
HCP, Inc.	1,844	79,901
Health Care REIT, Inc.	663	44,806
Hospitality Properties Trust	1,404	41,320
Host Hotels & Resorts, Inc.	3,996	91,189
Kimco Realty Corp.	1,856	43,597
Plum Creek Timber Co., Inc.	1,188	48,268
Prologis, Inc.	1,040	42,578
Public Storage	443	77,605
Rayonier, Inc.	811	27,793
Simon Property Group, Inc.	867	147,416
The Macerich Co.	494	32,253
Ventas, Inc.	927	60,978
Vornado Realty Trust	972	102,906
Weyerhaeuser Co.	10,058	341,469

		1,803,051

Retailing 4.6%
Aaron’s, Inc.	1,301	33,332
Abercrombie & Fitch Co., Class A	1,636	68,385
Advance Auto Parts, Inc.	576	78,578
Amazon.com, Inc. *	432	146,465
American Eagle Outfitters, Inc.	5,065	71,315
AutoNation, Inc. *	769	41,718
AutoZone, Inc. *	120	64,661
Bed Bath & Beyond, Inc. *	2,360	151,654
Best Buy Co., Inc.	9,825	313,319
Big Lots, Inc.	1,990	92,237
CarMax, Inc. *	1,082	56,697
Core-Mark Holding Co., Inc.	1,198	57,696
CST Brands, Inc.	1,011	35,223
Dick’s Sporting Goods, Inc.	761	34,298
Dillard’s, Inc., Class A	514	58,760
Dollar General Corp. *	2,155	137,898
Dollar Tree, Inc. *	1,750	93,844
Expedia, Inc.	910	78,169
Family Dollar Stores, Inc.	972	77,595
Foot Locker, Inc.	1,787	100,269
GameStop Corp., Class A	2,504	105,669
Genuine Parts Co.	1,729	151,702
Guess?, Inc.	1,125	26,370
J.C. Penney Co., Inc. *(c)	14,802	159,862
Kohl’s Corp.	5,284	310,646
L Brands, Inc.	1,838	117,356
Liberty Interactive Corp., Class A *	4,838	142,818
Lowe’s Cos., Inc.	15,087	792,218
Macy’s, Inc.	4,018	250,281
Murphy USA, Inc. *	870	47,389
Nordstrom, Inc.	1,740	120,495
O’Reilly Automotive, Inc. *	540	84,229
PetSmart, Inc.	1,150	82,306
Rent-A-Center, Inc.	1,758	48,978
Ross Stores, Inc.	1,284	96,839
Sears Holdings Corp. *(c)	2,423	84,320
Signet Jewelers Ltd.	589	69,425
Staples, Inc.	21,113	246,600
Target Corp.	12,712	763,610
The Gap, Inc.	4,538	209,429
The Home Depot, Inc.	11,235	1,050,472
The Priceline Group, Inc. *	44	54,750
The TJX Cos., Inc.	5,136	306,157
Tiffany & Co.	678	68,437
Tractor Supply Co.	648	43,384
Urban Outfitters, Inc. *	985	39,193
Williams-Sonoma, Inc.	864	56,825

		7,321,873

Semiconductors & Semiconductor Equipment 2.7%
Altera Corp.	1,523	53,823
Analog Devices, Inc.	2,140	109,397
Applied Materials, Inc.	11,641	268,965
Avago Technologies Ltd.	690	56,642
Broadcom Corp., Class A	4,066	160,119
Intel Corp.	67,761	2,366,214
KLA-Tencor Corp.	1,298	99,193
Lam Research Corp.	1,079	77,591
Linear Technology Corp.	1,305	58,868

20 See financial notes

 Schwab Fundamental U.S. Large Company Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Marvell Technology Group Ltd.	4,536	63,096
Maxim Integrated Products, Inc.	2,277	70,336
Microchip Technology, Inc.	1,296	63,284
Micron Technology, Inc. *	5,326	173,628
NVIDIA Corp.	3,277	63,738
Texas Instruments, Inc.	10,531	507,384
Xilinx, Inc.	1,526	64,473

		4,256,751

Software & Services 6.6%
Accenture plc, Class A	3,616	293,113
Activision Blizzard, Inc.	2,295	54,024
Adobe Systems, Inc. *	2,076	149,264
Alliance Data Systems Corp. *	230	60,867
Amdocs Ltd.	1,651	77,762
AOL, Inc. *	2,247	97,115
Autodesk, Inc. *	972	52,138
Automatic Data Processing, Inc.	2,833	236,499
Booz Allen Hamilton Holding Corp.	334	7,408
Broadridge Financial Solutions, Inc.	1,080	45,943
CA, Inc.	2,592	73,198
CACI International, Inc., Class A *	430	31,012
Citrix Systems, Inc. *	663	46,582
Cognizant Technology Solutions Corp., Class A *	1,421	64,982
Computer Sciences Corp.	2,636	157,606
CoreLogic, Inc. *	2,610	73,785
eBay, Inc. *	4,725	262,238
Electronic Arts, Inc. *	977	36,970
Facebook, Inc., Class A *	498	37,260
Fidelity National Information Services, Inc.	2,378	134,952
Fiserv, Inc. *	1,758	113,338
Google, Inc., Class A *	486	283,027
Google, Inc., Class C *	492	281,227
IAC/InterActiveCorp	903	62,840
International Business Machines Corp.	11,367	2,185,874
Intuit, Inc.	1,425	118,532
Leidos Holdings, Inc.	1,862	70,104
MasterCard, Inc., Class A	2,376	180,125
Microsoft Corp.	73,489	3,338,605
Oracle Corp.	18,905	785,125
Paychex, Inc.	2,059	85,757
Science Applications International Corp.	158	7,287
Symantec Corp.	7,070	171,660
Teradata Corp. *	793	36,216
The Western Union Co.	7,187	125,557
Total System Services, Inc.	1,620	50,965
Visa, Inc., Class A	679	144,301
Xerox Corp.	18,702	258,275
Yahoo! Inc. *	3,056	117,687

		10,409,220

Technology Hardware & Equipment 4.8%
Amphenol Corp., Class A	759	78,185
Anixter International, Inc.	443	39,529
Apple, Inc.	15,197	1,557,693
Arrow Electronics, Inc. *	2,257	140,498
Avnet, Inc.	3,026	134,687
Cisco Systems, Inc.	47,080	1,176,529
Corning, Inc.	10,623	221,596
EMC Corp.	10,716	316,443
Harris Corp.	1,330	94,949
Hewlett-Packard Co.	62,916	2,390,808
Ingram Micro, Inc., Class A *	6,930	199,792
Jabil Circuit, Inc.	3,876	83,644
Juniper Networks, Inc.	4,569	105,955
Lexmark International, Inc., Class A	1,306	66,031
Motorola Solutions, Inc.	2,747	163,172
NetApp, Inc.	1,296	54,639
QUALCOMM, Inc.	4,978	378,826
SanDisk Corp.	895	87,674
SYNNEX Corp. *	579	40,379
Tech Data Corp. *	2,377	160,448
Vishay Intertechnology, Inc.	3,103	49,648
Western Digital Corp.	1,354	139,476

		7,680,601

Telecommunication Services 4.1%
AT&T, Inc.	92,662	3,239,464
CenturyLink, Inc.	6,675	273,608
Frontier Communications Corp.	23,170	157,556
Sprint Corp. *	30,146	169,119
Telephone & Data Systems, Inc.	2,630	69,274
Verizon Communications, Inc.	47,936	2,388,172
Windstream Holdings, Inc.	13,564	153,273

		6,450,466

Transportation 1.7%
Avis Budget Group, Inc. *	1,864	125,839
C.H. Robinson Worldwide, Inc.	2,247	153,380
CSX Corp.	11,586	358,123
Expeditors International of Washington, Inc.	1,855	76,612
FedEx Corp.	3,234	478,244
Hertz Global Holdings, Inc. *	3,780	111,699
J.B. Hunt Transport Services, Inc.	540	40,797
Kansas City Southern	280	32,301
Norfolk Southern Corp.	2,366	253,162
Ryder System, Inc.	1,007	90,972
Union Pacific Corp.	5,146	541,719
United Parcel Service, Inc., Class B	4,173	406,158

		2,669,006

Utilities 4.2%
AES Corp.	11,169	169,545
AGL Resources, Inc.	864	46,060
Alliant Energy Corp.	1,188	69,486
Ameren Corp.	4,026	161,000
American Electric Power Co., Inc.	5,620	301,794
American Water Works Co., Inc.	1,215	61,491
Atmos Energy Corp.	1,296	65,526
Calpine Corp. *	3,448	81,959
CenterPoint Energy, Inc.	5,243	130,236
CMS Energy Corp.	2,727	83,283
Consolidated Edison, Inc.	3,789	219,345
Dominion Resources, Inc.	5,782	406,012
DTE Energy Co.	2,161	169,098

See financial notes 21

 Schwab Fundamental U.S. Large Company Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Duke Energy Corp.	5,031	372,244
Edison International	4,000	236,560
Entergy Corp.	4,012	310,569
Exelon Corp.	14,588	487,531
FirstEnergy Corp.	8,201	280,802
Great Plains Energy, Inc.	1,620	41,585
Integrys Energy Group, Inc.	1,312	89,072
MDU Resources Group, Inc.	2,055	64,342
National Fuel Gas Co.	540	41,278
NextEra Energy, Inc.	3,256	320,553
NiSource, Inc.	2,943	116,749
Northeast Utilities	1,761	80,812
NRG Energy, Inc.	4,365	134,355
OGE Energy Corp.	1,712	64,234
Pepco Holdings, Inc.	4,542	125,178
PG&E Corp.	5,751	267,306
Pinnacle West Capital Corp.	1,391	79,217
PPL Corp.	5,857	202,828
Public Service Enterprise Group, Inc.	7,150	267,338
SCANA Corp.	1,530	79,468
Sempra Energy	2,002	212,152
TECO Energy, Inc.	3,745	67,785
The Southern Co.	9,159	406,660
UGI Corp.	1,296	68,662
Vectren Corp.	1,012	41,725
Westar Energy, Inc.	1,220	45,055
Wisconsin Energy Corp.	1,546	70,080
Xcel Energy, Inc.	5,748	184,223

		6,723,198

Total Common Stock
(Cost $145,798,788)		158,019,577

Other Investment Companies 0.3% of net assets

Equity Fund 0.0%
iShares Core S&P 500 ETF	250	50,490

Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (b)	126,046	126,046

Securities Lending Collateral 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (b)	276,831	276,831

Total Other Investment Companies
(Cost $451,241)		453,367

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investment 0.0% of net assets

U.S. Treasury Obligation 0.0%
U.S. Treasury Bill
0.02%, 09/18/14 (d)	5,000	5,000

Total Short-Term Investment
(Cost $5,000)		5,000

End of Investments.

At 08/31/14, the tax basis cost of the fund’s investments was $146,262,822 and the unrealized appreciation and depreciation were $12,959,512 and ($744,390), respectively, with a net unrealized appreciation of $12,215,122.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.
(b)	The rate shown is the 7-day yield.
(c)	All or a portion of this security is on loan. Securities on loan were valued at $286,168.
(d)	The rate shown is the purchase yield.

ETF —	Exchange Traded Fund
REIT —	Real Estate Investment Trust

22 See financial notes

 Schwab Fundamental U.S. Small Company Index ETF

Portfolio Holdings as of August 31, 2014 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabetfs.com.

			Cost	Value
Holdings by Category			($)	($)

99.7%		Common Stock	86,047,088	90,933,975
1.5%		Other Investment Companies	1,386,093	1,387,815
0.0%		Rights	14,969	14,969

101.2%		Total Investments	87,448,150	92,336,759
(1	.2)%	Other Assets and Liabilities, Net		(1,134,446)

100.0%		Net Assets		91,202,313

	Number	Value
Security	of Shares	($)

Common Stock 99.7% of net assets

Automobiles & Components 0.8%
Cooper Tire & Rubber Co.	4,888	150,697
Drew Industries, Inc.	1,057	46,920
Gentex Corp.	4,666	137,880
Modine Manufacturing Co. *	990	14,078
Standard Motor Products, Inc.	264	9,929
Superior Industries International, Inc.	3,038	59,089
Tenneco, Inc. *	1,742	111,627
Thor Industries, Inc.	3,171	170,315
Tower International, Inc. *	330	11,065

		711,600

Banks 4.4%
Associated Banc-Corp.	8,456	153,730
Astoria Financial Corp.	6,078	79,439
BancorpSouth, Inc.	4,030	85,315
Bank of Hawaii Corp.	2,576	149,537
BankUnited, Inc.	1,981	62,501
BOK Financial Corp.	990	66,706
Capitol Federal Financial, Inc.	6,144	75,878
Cathay General Bancorp	2,180	56,767
City National Corp.	1,388	105,321
Commerce Bancshares, Inc.	2,972	137,098
Community Bank System, Inc.	1,133	40,040
Cullen/Frost Bankers, Inc.	1,718	135,035
CVB Financial Corp.	3,105	48,252
East West Bancorp, Inc.	3,039	105,879
EverBank Financial Corp.	726	13,707
F.N.B. Corp.	5,945	73,480
First Citizens BancShares, Inc., Class A	101	23,209
First Financial Bancorp	2,611	43,369
First Financial Bankshares, Inc. (d)	330	9,699
First Horizon National Corp.	12,196	148,303
First Niagara Financial Group, Inc.	14,005	121,844
First Republic Bank	1,849	90,416
FirstMerit Corp.	4,827	83,193
Fulton Financial Corp.	8,931	103,019
Glacier Bancorp, Inc.	2,048	55,747
Hancock Holding Co.	2,048	68,076
Iberiabank Corp.	132	8,613
International Bancshares Corp.	2,733	72,042
MB Financial, Inc.	1,915	54,175
National Penn Bancshares, Inc.	1,123	11,230
NBT Bancorp, Inc.	1,981	47,564
Northwest Bancshares, Inc.	5,332	67,237
Old National Bancorp	3,369	44,100
Popular, Inc. *	8,852	274,058
Prosperity Bancshares, Inc.	1,116	67,406
Provident Financial Services, Inc.	3,171	53,939
Signature Bank *	417	49,398
Susquehanna Bancshares, Inc.	6,672	68,855
SVB Financial Group *	635	70,688
Synovus Financial Corp.	6,804	164,317
TCF Financial Corp.	9,913	156,625
Trustmark Corp.	3,435	81,530
UMB Financial Corp.	994	57,404
Umpqua Holdings Corp.	3,171	55,397
United Bankshares, Inc.	2,312	76,180
Valley National Bancorp	12,684	126,840
Washington Federal, Inc.	4,427	96,287
Webster Financial Corp.	2,974	87,733
Westamerica Bancorp	1,189	57,512
Wintrust Financial Corp.	1,057	49,224

		4,033,914

Capital Goods 11.4%
A.O. Smith Corp.	2,114	103,755
AAR Corp.	3,462	95,897
Actuant Corp., Class A	2,708	91,341
Acuity Brands, Inc.	1,342	166,247
Aegion Corp. *	2,378	58,641
Air Lease Corp.	264	10,006
Aircastle Ltd.	5,771	110,341
Albany International Corp., Class A	1,453	54,589
Allegion plc	990	50,916
Allison Transmission Holdings, Inc.	990	30,373
American Science & Engineering, Inc.	198	11,464
Apogee Enterprises, Inc.	1,981	72,326
Applied Industrial Technologies, Inc.	3,369	164,104
Astec Industries, Inc.	1,601	66,506
AZZ, Inc.	264	12,234
B/E Aerospace, Inc. *	1,783	151,091
Barnes Group, Inc.	2,642	90,462
Beacon Roofing Supply, Inc. *	2,510	71,585
Briggs & Stratton Corp.	6,076	122,371
Carlisle Cos., Inc.	2,708	224,493
Chart Industries, Inc. *	620	41,472
Chicago Bridge & Iron Co. N.V.	2,576	163,370
CIRCOR International, Inc.	726	51,684
CLARCOR, Inc.	2,170	137,166
Colfax Corp. *	198	12,595
Comfort Systems USA, Inc.	990	15,048
Crane Co.	2,180	151,706
Cubic Corp.	1,057	47,184

See financial notes 23

 Schwab Fundamental U.S. Small Company Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Curtiss-Wright Corp.	2,378	170,835
DigitalGlobe, Inc. *	1,210	36,748
Donaldson Co., Inc.	4,854	203,188
Dycom Industries, Inc. *	2,874	89,698
Encore Wire Corp.	1,849	78,490
EnerSys	1,981	127,358
Engility Holdings, Inc. *	594	20,873
EnPro Industries, Inc. *	792	53,777
ESCO Technologies, Inc.	1,472	52,992
Esterline Technologies Corp. *	1,123	131,649
Franklin Electric Co., Inc.	1,387	52,651
GATX Corp.	3,567	236,385
Generac Holdings, Inc. *	1,651	76,805
General Cable Corp.	7,795	167,359
Graco, Inc.	1,717	131,969
GrafTech International Ltd. *	9,117	79,591
Granite Construction, Inc.	4,558	160,761
Griffon Corp.	1,057	13,181
H&E Equipment Services, Inc.	1,916	78,384
HEICO Corp.	1,128	58,442
Hexcel Corp. *	2,444	100,668
Hillenbrand, Inc.	2,708	90,556
Huntington Ingalls Industries, Inc.	2,180	222,600
Hyster-Yale Materials Handling, Inc.	198	15,264
IDEX Corp.	2,246	172,807
ITT Corp.	9,777	467,927
Kaman Corp.	1,717	69,813
Layne Christensen Co. *	4,216	47,978
Lennox International, Inc.	2,906	243,407
Lindsay Corp. (d)	132	10,267
Masonite International Corp. *	396	22,643
MasTec, Inc. *	2,180	66,490
Meritor, Inc. *	5,615	76,532
Moog, Inc., Class A *	1,981	140,453
MSC Industrial Direct Co., Inc., Class A	1,967	177,305
Mueller Industries, Inc.	5,747	168,042
Mueller Water Products, Inc., Class A	8,622	79,581
MYR Group, Inc. *	462	10,802
Navistar International Corp. *	3,501	132,023
Nordson Corp.	1,616	130,993
Orbital Sciences Corp. *	3,501	93,722
Polypore International, Inc. *	1,335	59,848
Quanex Building Products Corp.	3,567	64,420
Raven Industries, Inc.	1,255	33,458
RBC Bearings, Inc.	198	12,240
Regal-Beloit Corp.	2,319	164,811
Rexnord Corp. *	528	15,423
Rush Enterprises, Inc., Class A *	2,246	82,361
Simpson Manufacturing Co., Inc.	1,981	64,026
Spirit AeroSystems Holdings, Inc., Class A *	6,474	248,278
Standex International Corp.	132	9,851
TAL International Group, Inc. *	1,491	65,902
Teledyne Technologies, Inc. *	1,352	131,239
Tennant Co.	862	60,073
Terex Corp.	6,936	259,476
The Babcock & Wilcox Co.	4,278	124,276
The Greenbrier Cos., Inc.	1,189	85,037
The Manitowoc Co., Inc.	5,615	165,193
The Middleby Corp. *	798	68,812
The Toro Co.	2,840	174,745
Titan International, Inc.	3,162	45,849
TransDigm Group, Inc.	1,084	203,781
TriMas Corp. *	1,131	35,853
Triumph Group, Inc.	2,048	142,070
Tutor Perini Corp. *	6,078	181,611
Universal Forest Products, Inc.	2,840	134,474
Valmont Industries, Inc.	990	139,342
WABCO Holdings, Inc. *	1,717	177,194
Wabtec Corp.	1,783	148,631
Watsco, Inc.	1,388	128,376
Watts Water Technologies, Inc., Class A	1,585	100,315
Woodward, Inc.	2,813	146,923

		10,413,864

Commercial & Professional Services 4.6%
ABM Industries, Inc.	6,410	170,506
ACCO Brands Corp. *	2,246	17,362
Brady Corp., Class A	4,360	116,063
Clean Harbors, Inc. *	1,783	107,943
Copart, Inc. *	5,747	197,869
Covanta Holding Corp.	7,135	149,764
Deluxe Corp.	2,708	161,261
FTI Consulting, Inc. *	3,765	139,682
G&K Services, Inc., Class A	1,550	86,630
Healthcare Services Group, Inc.	2,642	72,206
Herman Miller, Inc.	3,567	106,011
HNI Corp.	3,963	150,237
Huron Consulting Group, Inc. *	726	43,908
ICF International, Inc. *	1,453	49,082
IHS, Inc., Class A *	801	114,118
Insperity, Inc.	2,180	64,332
Interface, Inc.	2,972	50,613
KAR Auction Services, Inc.	2,774	83,664
Kelly Services, Inc., Class A	7,254	121,214
Kforce, Inc.	3,039	60,993
Kimball International, Inc., Class B	1,123	17,833
Knoll, Inc.	3,765	68,862
Korn/Ferry International *	2,180	65,945
McGrath RentCorp	1,585	58,645
Mobile Mini, Inc.	264	10,341
MSA Safety, Inc.	1,259	69,698
Navigant Consulting, Inc. *	4,030	65,649
On Assignment, Inc. *	264	7,804
Quad/Graphics, Inc.	4,822	108,061
Resources Connection, Inc.	5,417	82,934
Rollins, Inc.	1,585	47,154
Steelcase, Inc., Class A	9,804	153,923
Stericycle, Inc. *	1,387	164,845
Team, Inc. *	264	10,536
Tetra Tech, Inc.	3,501	89,276
The Brink’s Co.	4,774	130,712
The Corporate Executive Board Co.	1,189	78,379
Towers Watson & Co., Class A	1,387	152,057
TrueBlue, Inc. *	3,501	95,017
UniFirst Corp.	726	70,386
United Stationers, Inc.	5,351	217,518
Verisk Analytics, Inc., Class A *	2,378	152,644
Viad Corp.	2,410	52,875
Waste Connections, Inc.	2,976	146,003
West Corp.	528	15,660

		4,196,215

24 See financial notes

 Schwab Fundamental U.S. Small Company Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Consumer Durables & Apparel 2.9%
Arctic Cat, Inc.	816	30,208
Brunswick Corp.	1,486	63,898
Callaway Golf Co.	7,313	55,652
Carter’s, Inc.	1,849	153,060
Columbia Sportswear Co.	858	65,345
Crocs, Inc. *	4,360	67,362
Deckers Outdoor Corp. *	1,453	134,025
Ethan Allen Interiors, Inc.	2,048	51,671
G-III Apparel Group Ltd. *	860	70,985
Hanesbrands, Inc.	2,320	238,218
Helen of Troy Ltd. *	1,255	73,066
Iconix Brand Group, Inc. *	264	10,990
JAKKS Pacific, Inc. *(d)	7,663	51,955
KB Home	3,515	62,391
La-Z-Boy, Inc.	2,938	62,697
Lennar Corp., Class A	3,516	137,757
M.D.C Holdings, Inc.	2,312	67,071
Meritage Homes Corp. *	1,081	44,613
Michael Kors Holdings Ltd. *	802	64,256
Oxford Industries, Inc.	132	8,096
Polaris Industries, Inc.	1,364	198,298
PulteGroup, Inc.	7,531	144,746
Quiksilver, Inc. *	6,687	19,459
Skechers U.S.A., Inc., Class A *	2,327	135,827
Steven Madden Ltd. *	1,591	54,078
Sturm Ruger & Co., Inc. (d)	198	9,981
Tempur Sealy International, Inc. *	3,177	185,918
Toll Brothers, Inc. *	3,590	127,768
Under Armour, Inc., Class A *	1,548	105,821
Wolverine World Wide, Inc.	4,781	126,984

		2,622,196

Consumer Services 4.1%
Aramark	594	15,385
Bally Technologies, Inc. *	1,981	157,073
Bob Evans Farms, Inc.	3,286	142,678
Boyd Gaming Corp. *	6,366	67,798
Buffalo Wild Wings, Inc. *	330	48,757
Burger King Worldwide, Inc.	2,642	84,650
Capella Education Co.	865	56,320
Career Education Corp. *	29,927	164,299
Choice Hotels International, Inc.	1,255	67,971
Churchill Downs, Inc.	132	12,430
Cracker Barrel Old Country Store, Inc.	1,144	114,869
DineEquity, Inc.	726	60,403
Domino’s Pizza, Inc.	2,114	159,501
Dunkin’ Brands Group, Inc.	1,387	60,390
Hilton Worldwide Holdings, Inc. *	528	13,369
Houghton Mifflin Harcourt Co. *	792	15,206
Hyatt Hotels Corp., Class A *	1,585	96,828
International Speedway Corp., Class A	2,246	75,218
ITT Educational Services, Inc. *	6,474	54,576
Jack in the Box, Inc.	3,171	188,516
Life Time Fitness, Inc. *	1,753	80,813
Marriott Vacations Worldwide Corp. *	1,523	90,756
Matthews International Corp., Class A	1,984	91,562
Norwegian Cruise Line Holdings Ltd. *	462	15,389
Panera Bread Co., Class A *	792	118,752
Papa John’s International, Inc.	1,662	65,815
Penn National Gaming, Inc. *	8,918	100,684
Pinnacle Entertainment, Inc. *	2,444	61,076
Red Robin Gourmet Burgers, Inc. *	858	45,560
Regis Corp.	9,381	141,747
Ruby Tuesday, Inc. *	11,313	69,801
Scientific Games Corp., Class A *	1,255	12,738
SeaWorld Entertainment, Inc.	2,510	52,183
Six Flags Entertainment Corp.	1,783	65,044
Sonic Corp. *	4,426	93,433
Sotheby’s	1,798	73,376
Steiner Leisure Ltd. *	1,123	47,750
Strayer Education, Inc. *	3,058	185,682
Texas Roadhouse, Inc.	3,237	86,072
The Cheesecake Factory, Inc.	3,765	169,237
The Wendy’s Co.	17,837	145,372
Vail Resorts, Inc.	1,428	113,512
Weight Watchers International, Inc. (d)	5,417	133,746

		3,716,337

Diversified Financials 3.3%
Affiliated Managers Group, Inc. *	632	133,447
BGC Partners, Inc., Class A	1,651	12,498
Cash America International, Inc.	2,576	114,993
CBOE Holdings, Inc.	2,005	106,315
Eaton Vance Corp.	5,549	217,299
Ezcorp, Inc., Class A *	5,219	55,478
Federated Investors, Inc., Class B	7,531	231,126
First Cash Financial Services, Inc. *	990	57,182
Greenhill & Co., Inc.	1,783	87,403
Intercontinental Exchange, Inc.	1,586	299,754
Investment Technology Group, Inc. *	3,171	54,002
Janus Capital Group, Inc.	13,014	158,120
Lazard Ltd., Class A	2,180	119,159
LPL Financial Holdings, Inc.	2,180	106,144
MSCI, Inc. *	3,369	155,446
Nelnet, Inc., Class A	1,189	52,280
Portfolio Recovery Associates, Inc. *	198	11,252
Raymond James Financial, Inc.	3,171	173,264
Santander Consumer USA Holdings, Inc.	1,674	31,170
SEI Investments Co.	5,945	225,286
SLM Corp.	16,740	148,316
Stifel Financial Corp. *	1,189	56,929
TD Ameritrade Holding Corp.	5,879	194,654
Waddell & Reed Financial, Inc., Class A	2,444	133,198
World Acceptance Corp. *(d)	858	67,216

		3,001,931

Energy 6.3%
Alon USA Energy, Inc.	858	14,269
Atwood Oceanics, Inc. *	1,651	81,576
Basic Energy Services, Inc. *	2,510	60,767
Bill Barrett Corp. *	3,782	86,116
Bristow Group, Inc.	1,387	101,223
C&J Energy Services, Inc. *	330	9,468
Cabot Oil & Gas Corp.	3,765	126,278
CARBO Ceramics, Inc.	599	64,446
Cloud Peak Energy, Inc. *	5,704	89,610
Comstock Resources, Inc.	2,906	70,848
Concho Resources, Inc. *	1,084	153,971

See financial notes 25

 Schwab Fundamental U.S. Small Company Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Continental Resources, Inc. *	66	10,645
CVR Energy, Inc. (d)	264	13,102
Delek US Holdings, Inc.	4,228	147,895
Dril-Quip, Inc. *	808	81,988
Energy Transfer Partners LP	1,054	60,544
Energy XXI Bermuda Ltd.	3,501	57,767
EXCO Resources, Inc. (d)	15,270	73,754
Exterran Holdings, Inc.	4,888	227,927
Forest Oil Corp. *	47,236	76,995
Forum Energy Technologies, Inc. *	396	13,484
Frontline Ltd. *(d)	15,525	31,826
Golar LNG Ltd.	264	16,632
Green Plains, Inc.	2,414	107,882
Gulfmark Offshore, Inc., Class A	1,123	45,156
Helix Energy Solutions Group, Inc. *	6,936	189,492
Hercules Offshore, Inc. *	14,138	47,645
Hornbeck Offshore Services, Inc. *	1,189	51,912
ION Geophysical Corp. *	11,594	39,999
Key Energy Services, Inc. *	16,780	105,714
Matrix Service Co. *	1,717	48,437
McDermott International, Inc. *	35,345	254,484
Newpark Resources, Inc. *	4,690	57,828
Nordic American Tankers Ltd. (d)	5,908	53,526
North Atlantic Drilling Ltd.	1,453	15,925
Parker Drilling Co. *	10,438	65,551
PBF Energy, Inc., Class A	462	13,125
PDC Energy, Inc. *	738	44,346
Penn Virginia Corp. *	6,210	93,274
Pioneer Energy Services Corp. *	5,285	81,283
Quicksilver Resources, Inc. *(d)	30,390	40,419
Range Resources Corp.	1,918	150,736
Rosetta Resources, Inc. *	1,223	61,150
Rowan Cos. plc, Class A	6,606	200,294
RPC, Inc.	594	13,525
SandRidge Energy, Inc. *(d)	21,360	111,926
SemGroup Corp., Class A	2,246	197,042
Ship Finance International Ltd.	3,919	77,557
SM Energy Co.	1,981	176,388
Stone Energy Corp. *	2,708	95,295
Superior Energy Services, Inc.	6,568	235,397
Swift Energy Co. *(d)	7,440	84,444
Targa Resources Corp.	1,189	165,925
Teekay Corp.	2,683	164,522
TETRA Technologies, Inc. *	6,211	73,290
Tidewater, Inc.	3,861	196,409
Ultra Petroleum Corp. *(d)	5,020	133,181
Unit Corp. *	2,972	195,587
W&T Offshore, Inc.	3,848	57,412
Whiting Petroleum Corp. *	3,039	281,594

		5,698,803

Food & Staples Retailing 0.7%
Ingles Markets, Inc., Class A	868	21,908
PriceSmart, Inc.	528	47,320
Rite Aid Corp. *	17,044	106,014
Roundy’s, Inc.	7,399	27,672
SpartanNash Co.	1,189	25,552
The Andersons, Inc.	2,192	150,744
The Fresh Market, Inc. *	1,321	44,055
The Pantry, Inc. *	10,702	226,561

		649,826

Food, Beverage & Tobacco 2.7%
B&G Foods, Inc.	1,453	43,881
Cal-Maine Foods, Inc.	1,057	83,619
Chiquita Brands International, Inc. *	11,825	164,367
Darling Ingredients, Inc. *	3,963	76,407
Dean Foods Co.	22,594	365,571
Flowers Foods, Inc.	7,993	156,503
Fresh Del Monte Produce, Inc.	5,681	181,451
J&J Snack Foods Corp.	594	56,258
Keurig Green Mountain, Inc.	1,090	145,319
Lancaster Colony Corp.	1,123	99,284
Pilgrim’s Pride Corp. *	2,444	73,002
Pinnacle Foods, Inc.	264	8,543
Post Holdings, Inc. *	2,114	78,155
Sanderson Farms, Inc.	1,695	158,177
Seaboard Corp. *	29	84,078
Snyder’s-Lance, Inc.	2,246	61,226
The Hain Celestial Group, Inc. *	792	77,901
The WhiteWave Foods Co. *	3,435	120,294
TreeHouse Foods, Inc. *	1,426	117,674
Universal Corp.	3,633	191,677
Vector Group Ltd.	3,575	85,407

		2,428,794

Health Care Equipment & Services 4.9%
Air Methods Corp. *	264	15,486
Alere, Inc. *	3,525	124,961
Align Technology, Inc. *	198	10,783
Allscripts Healthcare Solutions, Inc. *	3,963	58,553
Amedisys, Inc. *	6,738	140,959
Amsurg Corp. *	1,719	92,465
Analogic Corp.	594	42,887
BioScrip, Inc. *	1,321	11,176
Brookdale Senior Living, Inc. *	3,768	131,692
Centene Corp. *	2,840	221,889
Cerner Corp. *	3,567	205,673
Chemed Corp.	1,783	188,303
CONMED Corp.	1,453	57,393
Edwards Lifesciences Corp. *	2,005	199,016
Envision Healthcare Holdings, Inc. *	264	9,652
Gentiva Health Services, Inc. *	4,717	85,236
Greatbatch, Inc. *	1,061	48,350
Haemonetics Corp. *	2,023	72,201
Hanger, Inc. *	1,453	32,547
HealthSouth Corp.	2,446	96,348
Healthways, Inc. *	3,901	68,111
Hill-Rom Holdings, Inc.	3,963	173,619
Hologic, Inc. *	7,333	182,372
IDEXX Laboratories, Inc. *	1,529	189,550
Integra LifeSciences Holdings Corp. *	1,057	52,839
Invacare Corp.	5,553	85,183
Kindred Healthcare, Inc.	9,777	201,895
Masimo Corp. *	1,783	40,011
MEDNAX, Inc. *	2,906	166,368
Molina Healthcare, Inc. *	2,840	135,866
MWI Veterinary Supply, Inc. *	434	61,650
Orthofix International N.V. *	330	11,190
PharMerica Corp. *	4,558	113,449
Quality Systems, Inc.	660	10,336
ResMed, Inc. (d)	3,039	161,219

26 See financial notes

 Schwab Fundamental U.S. Small Company Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Select Medical Holdings Corp.	5,084	71,278
Sirona Dental Systems, Inc. *	1,092	89,009
STERIS Corp.	3,501	197,071
Team Health Holdings, Inc. *	198	11,587
Teleflex, Inc.	1,783	195,203
The Cooper Cos., Inc.	930	151,618
The Ensign Group, Inc.	198	6,930
Thoratec Corp. *	330	8,250
Triple-S Management Corp., Class B *	1,189	22,757
VCA, Inc. *	3,904	159,088
West Pharmaceutical Services, Inc.	2,114	91,811

		4,503,830

Household & Personal Products 0.2%
Elizabeth Arden, Inc. *	1,651	28,232
Nu Skin Enterprises, Inc., Class A	1,663	74,370
Spectrum Brands Holdings, Inc.	797	69,020
WD-40 Co.	626	43,006

		214,628

Insurance 5.1%
Alleghany Corp. *	323	139,255
Allied World Assurance Co. Holdings AG	6,758	249,978
American Equity Investment Life Holding Co.	3,105	76,818
Argo Group International Holdings Ltd.	1,717	90,383
Arthur J. Gallagher & Co.	4,402	207,906
Aspen Insurance Holdings Ltd.	5,219	221,912
Assured Guaranty Ltd.	4,492	108,482
Brown & Brown, Inc.	3,897	127,120
CNO Financial Group, Inc.	12,684	226,409
Employers Holdings, Inc.	792	16,957
Endurance Specialty Holdings Ltd.	4,756	276,181
First American Financial Corp.	7,316	207,409
Horace Mann Educators Corp.	1,783	53,133
Infinity Property & Casualty Corp.	1,387	94,843
Kemper Corp.	5,326	193,600
Markel Corp. *	245	161,651
Mercury General Corp.	2,385	122,184
Montpelier Re Holdings Ltd.	2,576	81,015
Old Republic International Corp.	13,382	205,414
Platinum Underwriters Holdings Ltd.	3,633	226,954
Primerica, Inc.	4,624	232,726
ProAssurance Corp.	2,576	119,011
Protective Life Corp.	4,278	296,893
RLI Corp.	2,510	112,197
Safety Insurance Group, Inc.	924	51,005
Selective Insurance Group, Inc.	3,538	84,806
StanCorp Financial Group, Inc.	2,906	190,401
Stewart Information Services Corp.	1,719	55,386
Symetra Financial Corp.	3,112	75,746
The Hanover Insurance Group, Inc.	2,856	181,213
Validus Holdings Ltd.	4,954	193,751

		4,680,739

Materials 6.3%
A. Schulman, Inc.	3,173	123,208
AK Steel Holding Corp. *	25,699	280,633
Axiall Corp.	2,446	101,705
Berry Plastics Group, Inc. *	792	19,095
Boise Cascade Co. *	462	13,888
Cabot Corp.	3,963	217,093
Calgon Carbon Corp. *	528	11,215
Carpenter Technology Corp.	2,312	126,536
Century Aluminum Co. *	5,747	143,560
Chemtura Corp. *	6,682	164,978
Clearwater Paper Corp. *	1,321	91,413
Coeur Mining, Inc. *	6,870	54,410
Compass Minerals International, Inc.	1,398	124,520
Cytec Industries, Inc.	2,378	245,029
Eagle Materials, Inc.	858	87,439
Ferro Corp. *	7,333	98,849
Globe Specialty Metals, Inc.	528	10,845
Graphic Packaging Holding Co. *	12,816	163,917
Greif, Inc., Class A	2,746	131,506
H.B. Fuller Co.	3,041	143,049
Hecla Mining Co.	15,921	52,062
Innophos Holdings, Inc.	1,674	97,343
Innospec, Inc.	1,153	48,633
Intrepid Potash, Inc. *	726	11,130
Kaiser Aluminum Corp.	1,519	122,355
KapStone Paper & Packaging Corp. *	1,991	61,203
Koppers Holdings, Inc.	1,387	51,471
Kraton Performance Polymers, Inc. *	2,988	60,746
Louisiana-Pacific Corp. *	3,897	55,610
LSB Industries, Inc. *	330	13,216
Martin Marietta Materials, Inc.	1,981	259,432
Materion Corp.	2,006	65,456
Minerals Technologies, Inc.	1,849	115,784
Myers Industries, Inc.	2,404	47,383
NewMarket Corp.	366	148,922
Olin Corp.	5,620	153,370
OM Group, Inc.	2,708	72,033
P.H. Glatfelter Co.	3,303	82,344
PolyOne Corp.	2,774	108,796
Quaker Chemical Corp.	132	10,296
Resolute Forest Products, Inc. *	13,516	232,340
RTI International Metals, Inc. *	1,387	40,237
Schnitzer Steel Industries, Inc., Class A	7,507	207,869
Schweitzer-Mauduit International, Inc.	1,550	66,402
Sensient Technologies Corp.	2,642	148,243
Silgan Holdings, Inc.	2,976	149,842
Stepan Co.	1,255	60,604
Stillwater Mining Co. *	4,360	80,922
SunCoke Energy, Inc. *	3,237	77,720
The Scotts Miracle-Gro Co., Class A	3,039	175,441
Tredegar Corp.	1,915	39,851
Tronox Ltd., Class A	726	22,041
W.R. Grace & Co. *	990	98,040
Walter Energy, Inc. (d)	17,639	98,602
Westlake Chemical Corp.	1,158	112,476
Worthington Industries, Inc.	3,256	131,673

		5,732,776

Media 2.2%
AMC Networks, Inc., Class A *	924	57,819
Central European Media Enterprises Ltd., Class A *	4,030	9,994
Cinemark Holdings, Inc.	5,747	202,812

See financial notes 27

 Schwab Fundamental U.S. Small Company Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Dex Media, Inc. *(d)	23,321	266,093
DreamWorks Animation SKG, Inc., Class A *	4,558	99,524
John Wiley & Sons, Inc., Class A	2,246	134,648
Lamar Advertising Co., Class A	3,567	187,196
Liberty Media Corp., Class A *	264	12,997
Liberty Media Corp., Class C *	528	25,592
Lions Gate Entertainment Corp.	1,783	57,787
Live Nation Entertainment, Inc. *	5,285	116,059
Loral Space & Communications, Inc. *	330	24,724
Meredith Corp.	2,576	119,990
Morningstar, Inc.	132	9,066
National CineMedia, Inc.	3,782	55,217
Regal Entertainment Group, Class A	6,780	142,719
Scholastic Corp.	4,624	162,025
Sinclair Broadcast Group, Inc., Class A (d)	2,046	59,436
Sirius XM Holdings, Inc. *	17,177	62,352
The Madison Square Garden Co., Class A *	1,255	83,909
The New York Times Co., Class A	8,456	104,685

		1,994,644

Pharmaceuticals, Biotechnology & Life Sciences 1.8%
Alexion Pharmaceuticals, Inc. *	355	60,098
Bio-Rad Laboratories, Inc., Class A *	930	111,842
Bruker Corp. *	2,510	50,351
Charles River Laboratories International, Inc. *	3,372	199,285
Cubist Pharmaceuticals, Inc. *	792	54,672
Illumina, Inc. *	858	153,891
Impax Laboratories, Inc. *	2,804	69,091
Mallinckrodt plc *	772	62,903
Myriad Genetics, Inc. *(d)	1,651	59,750
PAREXEL International Corp. *	1,321	74,557
PDL BioPharma, Inc. (d)	10,966	110,647
PerkinElmer, Inc.	4,294	192,586
Perrigo Co., plc	1,255	186,669
QIAGEN N.V. *	5,105	123,362
Quintiles Transnational Holdings, Inc. *	198	11,112
Techne Corp.	997	95,233
United Therapeutics Corp. *	474	55,851

		1,671,900

Real Estate 8.9%
AG Mortgage Investment Trust, Inc.	660	13,180
Alexandria Real Estate Equities, Inc.	1,727	136,537
American Campus Communities, Inc.	1,849	73,054
American Capital Mortgage Investment Corp.	1,057	21,753
Anworth Mortgage Asset Corp.	12,623	65,513
Ashford Hospitality Trust, Inc.	4,517	52,352
BioMed Realty Trust, Inc.	5,219	117,167
Brandywine Realty Trust	8,390	134,408
Camden Property Trust	2,246	168,091
Capstead Mortgage Corp.	6,236	82,440
CBL & Associates Properties, Inc.	7,333	139,327
CBRE Group, Inc., Class A *	6,041	191,983
Chimera Investment Corp.	37,066	122,688
Columbia Property Trust, Inc.	1,519	38,993
Corporate Office Properties Trust	4,294	121,864
Corrections Corp. of America	6,078	216,620
Cousins Properties, Inc.	4,030	51,141
CYS Investments, Inc.	8,126	76,628
DCT Industrial Trust, Inc.	8,887	70,652
DDR Corp.	7,820	142,480
DiamondRock Hospitality Co.	7,069	94,159
Digital Realty Trust, Inc.	3,171	206,908
Douglas Emmett, Inc.	3,831	109,452
Duke Realty Corp.	12,393	230,510
EastGroup Properties, Inc.	812	52,650
EPR Properties	1,743	99,194
Equity Commonwealth	6,210	166,925
Equity Lifestyle Properties, Inc.	1,321	60,356
Equity One, Inc.	462	10,903
Essex Property Trust, Inc.	1,123	217,244
Extra Space Storage, Inc.	1,256	66,191
Federal Realty Investment Trust	1,453	181,305
Franklin Street Properties Corp.	792	9,623
Glimcher Realty Trust	4,248	47,705
Government Properties Income Trust	462	11,097
Hatteras Financial Corp.	4,822	95,958
Healthcare Realty Trust, Inc.	2,972	74,181
Healthcare Trust of America, Inc., Class A	990	12,325
Hersha Hospitality Trust	1,783	12,107
Highwoods Properties, Inc.	2,915	124,033
Home Properties, Inc.	1,717	110,266
Inland Real Estate Corp.	3,699	38,507
Invesco Mortgage Capital, Inc.	4,162	73,334
Investors Real Estate Trust	1,123	9,579
iStar Financial, Inc. *	8,258	122,879
Jones Lang LaSalle, Inc.	1,849	247,045
Kilroy Realty Corp.	1,519	96,077
LaSalle Hotel Properties	2,510	91,740
Lexington Realty Trust	7,146	77,748
Liberty Property Trust	5,087	180,182
Mack-Cali Realty Corp.	8,192	173,179
Medical Properties Trust, Inc.	858	12,089
MFA Financial, Inc.	16,912	142,737
Mid-America Apartment Communities, Inc.	1,717	124,173
National Retail Properties, Inc.	2,418	89,805
NorthStar Realty Finance Corp.	2,312	42,795
Omega Healthcare Investors, Inc.	2,091	78,768
Pennsylvania Real Estate Investment Trust	3,567	71,911
PennyMac Mortgage Investment Trust	660	14,692
Piedmont Office Realty Trust, Inc., Class A	10,974	213,883
Post Properties, Inc.	1,255	69,050
Potlatch Corp.	1,864	79,556
PS Business Parks, Inc.	609	49,658
Realty Income Corp.	2,708	121,102
Redwood Trust, Inc.	4,294	83,175
Regency Centers Corp.	2,852	162,963
Retail Properties of America, Inc., Class A	6,078	96,154
RLJ Lodging Trust	2,666	79,473
Ryman Hospitality Properties, Inc.	1,272	63,282
Sabra Health Care REIT, Inc.	2,649	75,444
Senior Housing Properties Trust	4,624	107,878

28 See financial notes

 Schwab Fundamental U.S. Small Company Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
SL Green Realty Corp.	1,552	169,711
Sovran Self Storage, Inc.	767	59,266
Starwood Property Trust, Inc.	2,246	53,567
Sun Communities, Inc.	879	47,141
Sunstone Hotel Investors, Inc.	5,040	73,433
Tanger Factory Outlet Centers, Inc.	1,811	63,222
Taubman Centers, Inc.	1,453	110,675
The Geo Group, Inc.	2,444	91,454
Two Harbors Investment Corp.	1,321	14,161
UDR, Inc.	6,820	204,054
Washington REIT	3,534	98,175
Weingarten Realty Investors	4,762	162,956
WP Carey, Inc.	1,123	76,678

		8,143,314

Retailing 5.2%
Aeropostale, Inc. *(d)	26,360	110,448
ANN, Inc. *	4,954	205,294
Asbury Automotive Group, Inc. *	1,783	124,239
Ascena Retail Group, Inc. *	7,135	124,078
Barnes & Noble, Inc. *	8,324	198,611
Brown Shoe Co., Inc.	4,239	126,492
Burlington Stores, Inc. *	792	28,251
Cabela’s, Inc. *	1,059	64,620
Chico’s FAS, Inc.	11,495	181,621
DSW, Inc., Class A	2,972	91,954
Express, Inc. *	5,285	91,642
Five Below, Inc. *	330	13,385
Fred’s, Inc., Class A	7,039	100,165
Genesco, Inc. *	1,651	130,924
GNC Holdings, Inc., Class A	2,708	102,769
Group 1 Automotive, Inc.	2,483	199,037
hhgregg, Inc. *	3,633	25,976
Hibbett Sports, Inc. *	1,133	51,472
HSN, Inc.	1,651	100,034
Lithia Motors, Inc., Class A	990	86,546
LKQ Corp. *	5,681	161,340
Lumber Liquidators Holdings, Inc. *	414	23,689
Monro Muffler Brake, Inc.	1,057	54,700
Netflix, Inc. *	335	160,009
Nutrisystem, Inc.	4,822	78,695
Office Depot, Inc. *	47,567	243,543
Outerwall, Inc. *(d)	1,453	85,625
Penske Automotive Group, Inc.	3,303	158,445
Pier 1 Imports, Inc.	3,831	60,377
Pool Corp.	1,717	97,285
Sally Beauty Holdings, Inc. *	3,171	88,407
Sears Hometown & Outlet Stores, Inc. *	2,906	55,737
Select Comfort Corp. *	2,480	55,478
Sonic Automotive, Inc., Class A	5,321	131,429
Stage Stores, Inc.	5,022	87,734
Stein Mart, Inc.	792	9,860
The Bon-Ton Stores, Inc.	3,699	39,061
The Buckle, Inc. (d)	2,048	100,721
The Cato Corp., Class A	2,444	84,733
The Children’s Place, Inc.	2,906	156,227
The Finish Line, Inc., Class A	4,504	133,453
The Men’s Wearhouse, Inc.	4,492	242,703
The Pep Boys-Manny, Moe & Jack *	7,130	79,286
TripAdvisor, Inc. *	618	61,238
Tuesday Morning Corp. *	792	13,923
Ulta Salon, Cosmetics & Fragrance, Inc. *	1,057	102,857
Vitamin Shoppe, Inc. *	1,255	49,183

		4,773,296

Semiconductors & Semiconductor Equipment 4.6%
Advanced Energy Industries, Inc. *	594	11,435
Advanced Micro Devices, Inc. *(d)	50,077	208,821
Amkor Technology, Inc. *	12,684	131,914
Atmel Corp. *	24,680	218,665
Brooks Automation, Inc.	6,408	72,667
Cabot Microelectronics Corp. *	1,453	62,334
Cirrus Logic, Inc. *	2,774	67,075
Cree, Inc. *	1,674	76,267
Cypress Semiconductor Corp. *	13,147	145,274
Diodes, Inc. *	1,657	42,171
Entegris, Inc. *	7,267	88,221
Fairchild Semiconductor International, Inc. *	9,988	175,289
First Solar, Inc. *	3,171	220,955
Freescale Semiconductor Ltd. *	594	12,504
GT Advanced Technologies, Inc. *(d)	7,993	142,355
Integrated Device Technology, Inc. *	8,918	146,701
International Rectifier Corp. *	3,435	135,339
Intersil Corp., Class A	12,156	182,887
Micrel, Inc.	4,492	56,285
Microsemi Corp. *	2,060	54,878
MKS Instruments, Inc.	3,348	113,631
OmniVision Technologies, Inc. *	3,804	103,126
ON Semiconductor Corp. *	20,522	200,295
Photronics, Inc. *	6,011	53,077
PMC-Sierra, Inc. *	8,786	64,841
Power Integrations, Inc.	198	11,836
RF Micro Devices, Inc. *	12,156	151,585
Silicon Laboratories, Inc. *	2,906	131,729
Skyworks Solutions, Inc.	3,567	202,106
Spansion, Inc., Class A *	4,360	97,228
SunEdison, Inc. *	12,882	283,791
Synaptics, Inc. *	1,123	92,198
Teradyne, Inc.	8,324	171,391
Tessera Technologies, Inc.	2,180	64,463
TriQuint Semiconductor, Inc. *	6,804	140,605
Veeco Instruments, Inc. *	1,915	67,734

		4,201,673

Software & Services 5.7%
ACI Worldwide, Inc. *	594	11,565
Acxiom Corp. *	3,968	73,587
Akamai Technologies, Inc. *	3,435	207,543
ANSYS, Inc. *	1,116	90,731
Cadence Design Systems, Inc. *	3,369	59,429
Compuware Corp.	15,987	149,478
Convergys Corp.	10,768	206,746
Conversant, Inc. *	4,426	121,892
CSG Systems International, Inc.	2,774	76,895
Digital River, Inc. *	3,312	50,574
DST Systems, Inc.	2,576	239,079
EarthLink Holdings Corp.	28,210	116,507
Equinix, Inc. *	635	138,595

See financial notes 29

 Schwab Fundamental U.S. Small Company Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Euronet Worldwide, Inc. *	1,387	73,927
FactSet Research Systems, Inc.	1,321	168,295
Fair Isaac Corp.	2,378	138,328
FleetCor Technologies, Inc. *	408	58,625
Gartner, Inc. *	1,651	123,148
Genpact Ltd. *	5,417	94,256
Global Cash Access Holdings, Inc. *	5,813	45,400
Global Payments, Inc.	2,444	177,728
Heartland Payment Systems, Inc.	1,915	91,480
Informatica Corp. *	1,612	54,897
j2 Global, Inc.	1,193	63,766
Jack Henry & Associates, Inc.	2,250	130,072
Manhattan Associates, Inc. *	1,915	55,305
ManTech International Corp., Class A	3,501	101,459
MAXIMUS, Inc.	2,248	92,618
Mentor Graphics Corp.	2,312	50,425
MICROS Systems, Inc. *	1,922	130,638
Monster Worldwide, Inc. *	21,933	126,553
NeuStar, Inc., Class A *	3,171	93,513
Nuance Communications, Inc. *	4,624	78,654
Progress Software Corp. *	3,105	71,912
PTC, Inc. *	2,576	99,665
Rackspace Hosting, Inc. *	1,651	57,125
Red Hat, Inc. *	1,717	104,600
Rovi Corp. *	2,774	64,163
Salesforce.com, Inc. *	1,717	101,458
Sapient Corp. *	3,831	55,588
Solera Holdings, Inc.	1,123	68,458
Sykes Enterprises, Inc. *	3,699	77,457
Synopsys, Inc. *	3,699	151,289
Take-Two Interactive Software, Inc. *	3,897	91,618
TeleTech Holdings, Inc. *	1,915	51,418
TIBCO Software, Inc. *	5,702	118,830
Unisys Corp. *	4,096	95,887
Vantiv, Inc., Class A *	462	14,451
VeriFone Systems, Inc. *	2,134	74,519
VeriSign, Inc. *	3,794	216,543
Vistaprint N.V. *	1,387	66,964
VMware, Inc., Class A *	499	49,191
WebMD Health Corp. *	462	22,338
WEX, Inc. *	685	77,850

		5,223,032

Technology Hardware & Equipment 4.8%
ADTRAN, Inc.	3,780	87,242
ARRIS Group, Inc. *	4,426	135,480
Belden, Inc.	1,562	114,135
Benchmark Electronics, Inc. *	7,768	191,326
Brocade Communications Systems, Inc.	19,621	207,001
CDW Corp.	594	19,626
Checkpoint Systems, Inc. *	990	13,711
Cognex Corp. *	1,400	58,772
Coherent, Inc. *	1,255	80,910
CommScope Holding Co., Inc. *	792	20,402
Comtech Telecommunications Corp.	2,666	101,415
Diebold, Inc.	5,510	209,215
Dolby Laboratories, Inc., Class A *	1,915	89,201
EchoStar Corp., Class A *	1,529	77,107
Electronics For Imaging, Inc. *	1,849	81,430
Emulex Corp. *	8,060	44,169
F5 Networks, Inc. *	1,585	196,841
Fabrinet *	792	12,822
FEI Co.	594	49,920
Finisar Corp. *	2,418	49,110
FLIR Systems, Inc.	5,351	180,810
Insight Enterprises, Inc. *	7,135	187,222
InterDigital, Inc.	2,114	93,798
Itron, Inc. *	3,501	147,812
JDS Uniphase Corp. *	7,663	88,508
Knowles Corp. *	792	26,073
Littelfuse, Inc.	660	60,661
MTS Systems Corp.	726	51,604
National Instruments Corp.	3,039	100,743
NCR Corp. *	5,635	192,492
NETGEAR, Inc. *	2,048	68,034
OSI Systems, Inc. *	634	44,228
Plantronics, Inc.	1,860	88,778
Plexus Corp. *	3,435	141,488
Polycom, Inc. *	11,307	149,818
QLogic Corp. *	15,546	140,691
Riverbed Technology, Inc. *	528	9,947
Rofin-Sinar Technologies, Inc. *	2,357	56,474
Sanmina Corp. *	10,041	235,763
ScanSource, Inc. *	3,039	117,184
Trimble Navigation Ltd. *	3,570	118,738
TTM Technologies, Inc. *	1,585	12,125
ViaSat, Inc. *	735	41,851
Zebra Technologies Corp., Class A *	2,774	216,455

		4,411,132

Telecommunication Services 1.0%
Cincinnati Bell, Inc. *	29,927	109,832
Consolidated Communications Holdings, Inc.	3,435	83,745
Inteliquent, Inc.	726	8,857
Intelsat S.A. *	2,774	48,656
Level 3 Communications, Inc. *	4,360	196,025
NTELOS Holdings Corp. (d)	2,027	26,736
SBA Communications Corp., Class A *	1,255	138,414
Spok Holdings, Inc.	1,057	15,644
T-Mobile US, Inc. *	2,708	81,457
tw telecom, Inc. *	4,202	172,429
Vonage Holdings Corp. *	3,633	12,534

		894,329

Transportation 3.9%
Alaska Air Group, Inc.	4,492	208,159
Allegiant Travel Co.	419	51,478
AMERCO	249	69,175
American Airlines Group, Inc.	1,123	43,696
ArcBest Corp.	2,708	97,217
Atlas Air Worldwide Holdings, Inc. *	2,444	81,752
Con-way, Inc.	4,637	237,646
Copa Holdings S.A., Class A	792	97,400
Delta Air Lines, Inc.	4,624	183,018
Forward Air Corp.	1,453	67,259
Genesee & Wyoming, Inc., Class A *	528	51,918
Hawaiian Holdings, Inc. *	4,294	66,986
Heartland Express, Inc.	3,634	85,217
Hub Group, Inc., Class A *	2,777	120,772
JetBlue Airways Corp. *	17,507	214,111

30 See financial notes

 Schwab Fundamental U.S. Small Company Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Kirby Corp. *	1,387	165,455
Knight Transportation, Inc.	4,030	102,161
Landstar System, Inc.	2,774	188,258
Matson, Inc.	4,756	128,365
Navios Maritime Holdings, Inc.	1,981	18,740
Old Dominion Freight Line, Inc. *	1,783	118,873
Republic Airways Holdings, Inc. *	10,478	106,352
Saia, Inc. *	1,397	66,316
SkyWest, Inc.	15,872	142,372
Southwest Airlines Co.	8,390	268,564
Spirit Airlines, Inc. *	264	18,583
Swift Transportation Co. *	2,972	62,947
United Continental Holdings, Inc. *	3,963	188,678
UTi Worldwide, Inc. *	13,080	120,074
Werner Enterprises, Inc.	5,309	132,194

		3,503,736

Utilities 3.9%
ALLETE, Inc.	1,997	97,194
American States Water Co.	1,471	47,513
Aqua America, Inc.	5,456	136,455
Atlantic Power Corp. (d)	20,348	80,578
Avista Corp.	4,492	145,810
Black Hills Corp.	2,246	120,678
California Water Service Group	2,378	57,928
Cleco Corp.	2,774	156,509
Dynegy, Inc. *	726	23,726
El Paso Electric Co.	2,863	112,630
Hawaiian Electric Industries, Inc. (d)	7,399	187,861
IDACORP, Inc.	2,510	142,367
ITC Holdings Corp.	3,567	133,227
MGE Energy, Inc.	1,809	72,776
New Jersey Resources Corp.	2,972	155,228
Northwest Natural Gas Co.	2,198	99,921
NorthWestern Corp.	2,542	122,728
Otter Tail Corp.	2,774	79,031
Piedmont Natural Gas Co., Inc.	4,756	177,874
PNM Resources, Inc.	5,747	150,629
Portland General Electric Co.	6,011	207,199
Questar Corp.	11,231	264,041
South Jersey Industries, Inc.	1,407	81,536
Southwest Gas Corp.	3,039	158,666
The Empire District Electric Co.	3,303	85,383
The Laclede Group, Inc.	2,232	110,372
UIL Holdings Corp.	2,906	108,249
WGL Holdings, Inc.	4,492	195,357

		3,511,466

Total Common Stock
(Cost $86,047,088)		90,933,975

Other Investment Companies 1.5% of net assets

Equity Fund 0.1%
iShares Russell 2000 ETF	600	69,936

Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (c)	89,027	89,027

Securities Lending Collateral 1.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (c)	1,228,852	1,228,852

Total Other Investment Companies
(Cost $1,386,093)		1,387,815

Rights 0.0% of net assets

Telecommunication Services 0.0%
Contra Leap Wireless CVR *(a)(b)	5,940	14,969

Total Rights
(Cost $14,969)		14,969

End of Investments.

At 08/31/14, the tax basis cost of the fund’s investments was $87,455,253 and the unrealized appreciation and depreciation were $7,529,962 and ($2,648,456), respectively, with a net unrealized appreciation of $4,881,506.

*	Non-income producing security.
(a)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(b)	Illiquid security. At the period end, the value of these amounted to $14,969 or 0.0% of net assets.
(c)	The rate shown is the 7-day yield.
(d)	All or a portion of this security is on loan. Securities on loan were valued at $1,206,881.

ETF —	Exchange Traded Fund
REIT —	Real Estate Investment Trust

See financial notes 31

 Schwab Fundamental International Large Company Index ETF

Portfolio Holdings as of August 31, 2014 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabetfs.com.

			Cost	Value
Holdings by Category			($)	($)

99.2%		Common Stock	131,749,328	133,951,148
0.4%		Other Investment Companies	571,790	573,574
0.4%		Preferred Stock	562,673	516,572
0.0%		Rights	—	2,307

100.0%		Total Investments	132,883,791	135,043,601
(0	.0)%	Other Assets and Liabilities, Net		(60,502)

100.0%		Net Assets		134,983,099

	Number	Value
Security	of Shares	($)

Common Stock 99.2% of net assets

Australia 5.5%

Banks 1.5%
Australia & New Zealand Banking Group Ltd.	14,899	465,848
Commonwealth Bank of Australia	7,520	571,961
National Australia Bank Ltd.	15,463	509,081
Westpac Banking Corp.	15,416	505,227

		2,052,117

Capital Goods 0.1%
Leighton Holdings Ltd.	2,021	42,417
UGL Ltd.	5,170	31,431

		73,848

Commercial & Professional Services 0.1%
Brambles Ltd.	14,100	125,283
Downer EDI Ltd.	9,071	41,318

		166,601

Consumer Services 0.2%
Crown Resorts Ltd.	2,632	38,895
Tabcorp Holdings Ltd.	25,850	86,797
Tatts Group Ltd.	21,150	65,675

		191,367

Diversified Financials 0.1%
Macquarie Group Ltd.	1,980	107,965

Energy 0.3%
Caltex Australia Ltd.	3,760	100,192
Origin Energy Ltd.	7,990	116,056
Santos Ltd.	5,170	71,710
Woodside Petroleum Ltd.	3,196	127,640
WorleyParsons Ltd.	2,491	38,302

		453,900

Food & Staples Retailing 0.7%
Metcash Ltd.	25,850	67,939
Wesfarmers Ltd.	11,421	462,640
Woolworths Ltd.	11,515	389,442

		920,021

Food, Beverage & Tobacco 0.0%
Coca-Cola Amatil Ltd.	2,350	19,782

Health Care Equipment & Services 0.0%
Sonic Healthcare Ltd.	3,290	54,250

Insurance 0.4%
AMP Ltd.	19,740	108,561
Insurance Australia Group Ltd.	12,455	75,370
QBE Insurance Group Ltd.	14,335	154,455
Suncorp Group Ltd.	15,322	206,791

		545,177

Materials 1.3%
Amcor Ltd.	8,366	89,358
Arrium Ltd.	28,200	20,705
BHP Billiton Ltd.	29,281	1,004,263
BlueScope Steel Ltd. *	17,484	90,104
Boral Ltd.	9,776	50,381
Incitec Pivot Ltd.	20,445	59,279
Newcrest Mining Ltd. *	8,225	87,083
Orica Ltd.	4,465	85,610
Rio Tinto Ltd.	4,418	258,797

		1,745,580

Media 0.0%
Fairfax Media Ltd.	51,935	42,017

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
CSL Ltd.	1,598	110,407

Real Estate 0.2%
Lend Lease Group	5,875	78,577
Mirvac Group	24,393	41,865
Stockland	19,599	77,907
Westfield Corp.	16,027	114,224

		312,573

Software & Services 0.0%
Computershare Ltd.	2,444	28,162

Telecommunication Services 0.2%
Telstra Corp., Ltd.	49,350	256,633

Transportation 0.2%
Asciano Ltd.	9,400	55,213
Aurizon Holdings Ltd.	7,050	31,453
Qantas Airways Ltd. *	45,073	61,970
Toll Holdings Ltd.	11,374	63,509
Transurban Group	3,901	29,408

		241,553

Utilities 0.1%
AGL Energy Ltd.	5,243	69,143

		7,391,096

Austria 0.3%

Banks 0.1%
Erste Group Bank AG	4,841	124,535
Raiffeisen Bank International AG	940	24,144

		148,679

32 See financial notes

 Schwab Fundamental International Large Company Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Capital Goods 0.0%
Andritz AG	470	25,209

Energy 0.1%
OMV AG	3,149	121,947

Materials 0.1%
Voestalpine AG	2,256	97,023

Telecommunication Services 0.0%
Telekom Austria AG	6,909	64,796

		457,654

Belgium 0.9%

Banks 0.1%
KBC Groep N.V. *	1,520	86,843

Food & Staples Retailing 0.2%
Colruyt S.A.	940	44,946
Delhaize Group S.A.	3,392	237,024

		281,970

Food, Beverage & Tobacco 0.3%
Anheuser-Busch InBev N.V.	3,290	366,405

Insurance 0.1%
Ageas	2,820	94,887

Materials 0.1%
NV Bekaert S.A.	1,269	47,271
Solvay S.A.	517	81,549
Umicore S.A.	1,880	91,166

		219,986

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
UCB S.A.	611	59,314

Telecommunication Services 0.1%
Belgacom S.A.	2,914	104,153

		1,213,558

Canada 7.1%

Automobiles & Components 0.2%
Magna International, Inc. (d)	2,632	299,122

Banks 1.5%
Bank of Montreal	3,807	293,610
Canadian Imperial Bank of Commerce	2,303	220,608
National Bank of Canada	1,927	92,926
Royal Bank of Canada	7,943	591,432
The Bank of Nova Scotia	6,157	408,897
The Toronto-Dominion Bank	8,225	434,092

		2,041,565

Capital Goods 0.1%
Bombardier, Inc., B Shares	15,792	53,283
Finning International, Inc.	2,115	66,097
SNC-Lavalin Group, Inc.	940	48,250

		167,630

Consumer Services 0.0%
Tim Hortons, Inc.	705	56,803

Diversified Financials 0.1%
IGM Financial, Inc.	705	33,718
Onex Corp.	940	54,862

		88,580

Energy 2.2%
ARC Resources Ltd.	1,598	46,301
Baytex Energy Corp. (d)	705	31,599
Bonavista Energy Corp.	2,115	28,895
Cameco Corp.	2,209	43,294
Canadian Natural Resources Ltd.	7,426	324,423
Canadian Oil Sands Ltd.	6,627	143,078
Cenovus Energy, Inc.	7,050	225,392
Crescent Point Energy Corp. (d)	1,410	58,493
Enbridge, Inc.	3,243	162,128
Encana Corp.	18,612	430,148
Enerplus Corp.	3,525	80,882
Husky Energy, Inc. (d)	3,525	107,562
Imperial Oil Ltd.	2,444	130,362
Inter Pipeline Ltd.	329	11,004
Pacific Rubiales Energy Corp.	1,739	36,279
Pembina Pipeline Corp.	940	43,302
Pengrowth Energy Corp.	8,225	52,546
Penn West Petroleum Ltd.	12,737	99,219
Suncor Energy, Inc.	11,092	456,359
Talisman Energy, Inc.	15,275	153,912
TransCanada Corp.	5,170	278,482
Vermilion Energy, Inc.	470	30,646

		2,974,306

Food & Staples Retailing 0.4%
Alimentation Couche-Tard, Inc., B Shares	4,465	134,228
Empire Co., Ltd., A Shares	799	55,678
George Weston Ltd.	705	56,003
Loblaw Cos. Ltd.	2,797	139,753
Metro, Inc. (d)	1,457	94,680

		480,342

Food, Beverage & Tobacco 0.0%
Saputo, Inc.	1,081	65,911

Insurance 0.5%
Fairfax Financial Holdings Ltd.	188	86,831
Great-West Lifeco, Inc. (d)	1,504	44,118
Intact Financial Corp.	658	44,833
Manulife Financial Corp.	10,434	211,133
Power Corp. of Canada	4,465	131,882
Power Financial Corp.	1,974	63,965
Sun Life Financial, Inc.	3,572	133,133

		715,895

Materials 0.7%
Agrium, Inc.	1,269	120,284
Barrick Gold Corp.	12,643	232,988
First Quantum Minerals Ltd.	2,585	58,170
Goldcorp, Inc.	3,713	104,501
Kinross Gold Corp. *	12,502	49,558
Potash Corp. of Saskatchewan, Inc.	6,533	230,003
Teck Resources Ltd., Class B	6,110	139,070
Yamana Gold, Inc.	3,619	30,894

		965,468

Media 0.1%
Quebecor, Inc., Class B	1,034	26,442
Shaw Communications, Inc., B Shares	2,585	65,271
Yellow Media Ltd. *	658	10,294

		102,007

See financial notes 33

 Schwab Fundamental International Large Company Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Valeant Pharmaceuticals International, Inc. *	470	55,191

Real Estate 0.2%
Brookfield Asset Management, Inc., Class A (d)	4,230	202,580

Retailing 0.1%
Canadian Tire Corp. Ltd., Class A	705	72,999
RONA, Inc.	3,666	48,294

		121,293

Software & Services 0.0%
CGI Group, Inc., Class A *	1,645	58,354

Technology Hardware & Equipment 0.2%
BlackBerry Ltd. *	23,876	243,217
Celestica, Inc. *	4,371	48,193

		291,410

Telecommunication Services 0.3%
BCE, Inc.	3,666	165,430
Rogers Communications, Inc., B Shares	2,961	120,979
TELUS Corp.	2,489	90,978

		377,387

Transportation 0.3%
Canadian National Railway Co.	4,136	297,746
Canadian Pacific Railway Ltd.	423	84,928

		382,674

Utilities 0.2%
Atco Ltd., Class I	705	30,410
Canadian Utilities Ltd., Class A	1,081	39,005
Emera, Inc.	846	26,813
Fortis, Inc.	2,068	63,903
TransAlta Corp. (d)	4,042	46,727

		206,858

		9,653,376

Denmark 0.9%

Banks 0.1%
Danske Bank A/S	4,700	132,460

Capital Goods 0.1%
FLSmidth & Co. A/S	658	35,216
Vestas Wind Systems A/S *	1,752	73,910

		109,126

Food, Beverage & Tobacco 0.1%
Carlsberg A/S, B Shares	799	73,036

Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Novo Nordisk A/S, B Shares	6,815	312,078

Telecommunication Services 0.1%
TDC A/S	12,690	109,177

Transportation 0.3%
AP Moller - Maersk A/S, A Shares	64	154,458
AP Moller - Maersk A/S, B Shares	105	263,619
DSV A/S	564	17,341

		435,418

		1,171,295

Finland 1.2%

Automobiles & Components 0.0%
Nokian Renkaat Oyj	470	15,013

Capital Goods 0.2%
Kone Oyj, B Shares	1,128	47,843
Metso Oyj	2,115	83,131
Wartsila Oyj Abp	1,175	59,215
YIT Oyj (d)	2,491	22,935

		213,124

Energy 0.0%
Neste Oil Oyj	2,961	58,113

Food & Staples Retailing 0.1%
Kesko Oyj, B Shares	2,632	96,552

Insurance 0.1%
Sampo Oyj, A Shares	2,209	108,910

Materials 0.2%
Stora Enso Oyj, R Shares	11,139	97,204
UPM-Kymmene Oyj	9,645	145,211

		242,415

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Orion Oyj, Class B	1,222	48,047

Technology Hardware & Equipment 0.5%
Nokia Oyj	75,905	639,386

Telecommunication Services 0.0%
Elisa Oyj	1,786	48,744

Utilities 0.1%
Fortum Oyj	4,888	122,975

		1,593,279

France 10.7%

Automobiles & Components 0.4%
Faurecia	752	25,368
Peugeot S.A. *	14,335	201,849
Renault S.A.	2,773	217,622
Valeo S.A.	658	79,712

		524,551

Banks 0.9%
BNP Paribas S.A.	10,387	702,969
Credit Agricole S.A.	11,750	174,659
Societe Generale S.A.	6,674	338,937

		1,216,565

Capital Goods 1.6%
Airbus Group N.V.	1,692	104,314
Alstom S.A. *	3,102	110,055
Bouygues S.A.	5,640	207,529
Compagnie de Saint-Gobain	9,588	487,871
Eiffage S.A.	1,269	82,406
Legrand S.A.	1,457	80,739
Nexans S.A. *	940	39,696
Rexel S.A.	2,491	49,709
Safran S.A.	1,128	74,119
Schneider Electric SE	4,089	346,430
Thales S.A.	752	42,093
Vallourec S.A.	2,115	94,692

34 See financial notes

 Schwab Fundamental International Large Company Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Vinci S.A.	6,204	406,553

		2,126,206

Commercial & Professional Services 0.0%
Teleperformance	188	12,231

Consumer Durables & Apparel 0.3%
Christian Dior S.A.	376	67,034
Kering	611	129,776
LVMH Moet Hennessy Louis Vuitton S.A.	1,363	237,075

		433,885

Consumer Services 0.1%
Accor S.A.	2,491	121,337
Sodexo	611	60,336

		181,673

Diversified Financials 0.0%
Wendel S.A.	235	28,438

Energy 2.1%
CGG S.A. *	2,820	25,315
Technip S.A.	705	65,468
Total S.A.	41,125	2,718,785

		2,809,568

Food & Staples Retailing 0.5%
Carrefour S.A.	12,784	444,299
Casino Guichard Perrachon S.A.	1,128	134,956
Rallye S.A.	1,175	56,259

		635,514

Food, Beverage & Tobacco 0.3%
Danone S.A.	3,995	279,634
Pernod-Ricard S.A.	1,081	127,780

		407,414

Health Care Equipment & Services 0.1%
Essilor International S.A.	752	79,956

Household & Personal Products 0.1%
L’Oreal S.A.	1,034	171,610

Insurance 0.4%
AXA S.A.	20,210	501,799
CNP Assurances	1,786	35,323
SCOR SE	1,504	46,159

		583,281

Materials 0.4%
Air Liquide S.A.	2,219	284,220
Arkema S.A.	705	53,034
Lafarge S.A.	2,632	202,118

		539,372

Media 0.1%
Eutelsat Communications S.A.	940	31,431
Publicis Groupe S.A.	658	49,143
Solocal Group *	15,463	12,221

		92,795

Pharmaceuticals, Biotechnology & Life Sciences 0.8%
Sanofi	9,729	1,070,056

Real Estate 0.0%
Unibail-Rodamco SE	94	25,308

Software & Services 0.1%
AtoS	376	28,755
Cap Gemini S.A.	1,692	120,595

		149,350

Technology Hardware & Equipment 0.1%
Alcatel-Lucent *	17,531	60,778

Telecommunication Services 1.4%
Orange S.A.	81,686	1,239,515
Vivendi S.A. *	24,534	639,699

		1,879,214

Transportation 0.1%
Air France-KLM *	11,891	124,707

Utilities 0.9%
Electricite de France S.A.	4,794	156,256
GDF Suez	29,140	719,493
Suez Environnement Co.	5,734	105,966
Veolia Environnement S.A.	14,288	263,012

		1,244,727

		14,397,199

Germany 8.2%

Automobiles & Components 1.1%
Bayerische Motoren Werke AG	3,290	383,956
Continental AG	658	140,842
Daimler AG - Reg’d	11,186	917,057
Volkswagen AG	282	63,332

		1,505,187

Banks 0.1%
Commerzbank AG *	4,935	74,884

Capital Goods 0.9%
Brenntag AG	1,410	74,801
GEA Group AG	1,222	55,419
Hochtief AG	423	33,520
Kloeckner & Co. SE *	3,102	42,535
MAN SE	423	50,285
MTU Aero Engines AG	376	32,886
OSRAM Licht AG *	235	9,849
Rheinmetall AG	564	30,574
Siemens AG - Reg’d	7,426	932,571

		1,262,440

Commercial & Professional Services 0.0%
Bilfinger SE	517	39,416

Consumer Durables & Apparel 0.1%
adidas AG	1,269	95,344

Consumer Services 0.0%
TUI AG	3,995	58,279

Diversified Financials 0.3%
Deutsche Bank AG - Reg’d	9,447	324,031
Deutsche Boerse AG	1,269	90,446

		414,477

Food & Staples Retailing 0.1%
Metro AG *	4,888	172,100

Food, Beverage & Tobacco 0.0%
Suedzucker AG	940	16,220

Health Care Equipment & Services 0.2%
Fresenius Medical Care AG & Co. KGaA	1,410	99,679

See financial notes 35

 Schwab Fundamental International Large Company Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Fresenius SE & Co. KGaA	2,820	137,919

		237,598

Household & Personal Products 0.1%
Beiersdorf AG	376	33,178
Henkel AG & Co. KGaA	564	53,779

		86,957

Insurance 0.8%
Allianz SE - Reg’d	4,371	747,321
Hannover Rueck SE	517	43,045
Muenchener Rueckversicherungs AG - Reg’d	1,598	321,206

		1,111,572

Materials 1.4%
Aurubis AG	1,081	53,240
BASF SE	10,340	1,066,298
HeidelbergCement AG	1,739	131,527
K+S AG	2,820	87,885
LANXESS AG	987	61,253
Linde AG	1,128	223,836
Salzgitter AG	1,598	59,821
ThyssenKrupp AG *	9,165	255,024

		1,938,884

Media 0.0%
ProSiebenSat.1 Media AG - Reg’d	705	28,337

Pharmaceuticals, Biotechnology & Life Sciences 0.6%
Bayer AG - Reg’d	5,123	688,635
Merck KGaA	564	49,203

		737,838

Semiconductors & Semiconductor Equipment 0.1%
Infineon Technologies AG	6,016	70,090

Software & Services 0.2%
SAP SE	3,102	241,889

Telecommunication Services 0.7%
Deutsche Telekom AG - Reg’d	60,489	906,714
Freenet AG	1,410	37,777

		944,491

Transportation 0.3%
Deutsche Lufthansa AG - Reg’d	5,170	89,721
Deutsche Post AG - Reg’d	10,387	340,470

		430,191

Utilities 1.2%
E.ON SE	55,319	1,007,740
RWE AG	14,194	556,777

		1,564,517

		11,030,711

Hong Kong 1.1%

Banks 0.1%
Hang Seng Bank Ltd.	4,700	79,383

Capital Goods 0.3%
Hutchison Whampoa Ltd.	16,000	208,099
Jardine Matheson Holdings Ltd.	1,200	72,312
Jardine Strategic Holdings Ltd.	1,200	43,680
Noble Group Ltd.	141,000	153,660

		477,751

Consumer Durables & Apparel 0.1%
Li & Fung Ltd.	94,000	116,679

Consumer Services 0.0%
Sands China Ltd.	2,400	15,638

Diversified Financials 0.1%
Hong Kong Exchanges & Clearing Ltd.	4,700	108,007

Insurance 0.1%
AIA Group Ltd.	20,200	110,251

Real Estate 0.2%
Cheung Kong (Holdings) Ltd.	3,700	67,458
New World Development Co., Ltd.	13,000	16,438
Sun Hung Kai Properties Ltd.	500	7,587
Swire Pacific Ltd., Class A	3,300	44,411
The Link REIT	16,000	94,966
The Wharf Holdings Ltd.	4,800	37,532

		268,392

Retailing 0.1%
Esprit Holdings Ltd.	61,100	99,177

Telecommunication Services 0.0%
PCCW Ltd.	49,000	31,170

Utilities 0.1%
CLP Holdings Ltd.	9,000	76,179
Hong Kong & China Gas Co., Ltd.	36,500	82,795
Power Assets Holdings Ltd.	400	3,644

		162,618

		1,469,066

Ireland 0.6%

Banks 0.1%
Bank of Ireland *	201,019	80,229

Commercial & Professional Services 0.1%
Experian plc	4,559	79,348

Food, Beverage & Tobacco 0.0%
Kerry Group plc, A Shares	752	56,708

Materials 0.2%
CRH plc	11,046	255,785
Smurfit Kappa Group plc	2,209	50,236

		306,021

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Shire plc	1,081	88,381

Technology Hardware & Equipment 0.1%
Seagate Technology plc	3,055	191,182

		801,869

Israel 0.4%

Banks 0.0%
Bank Leumi Le-Israel *	10,293	40,239

Materials 0.0%
Israel Chemicals Ltd.	5,311	41,078

Pharmaceuticals, Biotechnology & Life Sciences 0.3%
Teva Pharmaceutical Industries Ltd.	6,251	326,179

36 See financial notes

 Schwab Fundamental International Large Company Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Telecommunication Services 0.1%
Bezeq The Israeli Telecommunication Corp., Ltd.	44,133	83,556

		491,052

Italy 4.1%

Automobiles & Components 0.2%
Fiat S.p.A. *	21,667	212,336
Pirelli & C. S.p.A.	2,585	39,600

		251,936

Banks 1.1%
Banca Monte dei Paschi di Siena S.p.A. *	5,029	7,538
Banca Popolare dell’Emilia Romagna SC *	4,794	40,319
Banco Popolare SC *	2,773	43,356
Intesa Sanpaolo S.p.A.	198,340	591,478
Intesa Sanpaolo S.p.A. - RSP	11,233	29,370
UniCredit S.p.A.	87,420	678,232
Unione di Banche Italiane S.C.p.A.	10,998	86,123

		1,476,416

Capital Goods 0.1%
Finmeccanica S.p.A. *	12,925	121,217
Prysmian S.p.A.	1,739	35,413

		156,630

Consumer Durables & Apparel 0.0%
Luxottica Group S.p.A.	470	25,166

Diversified Financials 0.1%
Exor S.p.A.	1,504	59,987
Mediobanca S.p.A. *	6,110	53,520

		113,507

Energy 1.1%
Eni S.p.A.	57,293	1,432,351
Saipem S.p.A. *	3,384	80,501

		1,512,852

Insurance 0.1%
Assicurazioni Generali S.p.A.	10,105	207,108

Materials 0.0%
Italcementi S.p.A.	4,700	34,050

Media 0.1%
Mediaset S.p.A. *	17,343	71,685

Telecommunication Services 0.5%
Telecom Italia S.p.A. *	389,630	449,325
Telecom Italia S.p.A. - RSP	231,898	213,819

		663,144

Transportation 0.1%
Atlantia S.p.A.	2,914	74,156

Utilities 0.7%
A2A S.p.A.	32,900	36,120
Enel S.p.A.	163,654	867,865
Snam S.p.A.	11,421	66,584
Terna-Rete Elettrica Nazionale S.p.A.	8,836	45,624

		1,016,193

		5,602,843

Japan 20.2%

Automobiles & Components 2.6%
Aisin Seiki Co., Ltd.	2,200	81,427
Bridgestone Corp.	5,800	199,261
Daihatsu Motor Co., Ltd.	4,700	80,757
Denso Corp.	4,700	204,179
Fuji Heavy Industries Ltd.	4,700	133,714
Honda Motor Co., Ltd.	18,800	635,745
Isuzu Motors Ltd.	8,200	56,745
Mazda Motor Corp.	4,700	111,025
NHK Spring Co., Ltd.	4,700	44,971
Nissan Motor Co., Ltd.	35,400	340,421
Stanley Electric Co., Ltd.	800	18,967
Sumitomo Electric Industries Ltd.	14,100	206,712
Sumitomo Rubber Industries Ltd.	1,600	22,887
Suzuki Motor Corp.	4,700	152,964
Toyota Industries Corp.	1,500	72,123
Toyota Motor Corp.	18,800	1,072,786
Yamaha Motor Co., Ltd.	4,700	87,091

		3,521,775

Banks 1.0%
Mitsubishi UFJ Financial Group, Inc.	86,600	498,668
Mizuho Financial Group, Inc.	145,700	277,557
Resona Holdings, Inc.	16,600	90,155
Sumitomo Mitsui Financial Group, Inc.	9,400	380,081
Sumitomo Mitsui Trust Holdings, Inc.	7,000	28,765
The Bank of Yokohama Ltd.	5,000	27,612

		1,302,838

Capital Goods 2.9%
Asahi Glass Co., Ltd.	25,000	135,583
Daikin Industries Ltd.	1,500	103,528
FANUC Corp.	600	100,496
Furukawa Electric Co., Ltd.	9,000	19,406
Hanwa Co., Ltd.	4,000	15,787
Hino Motors Ltd.	1,100	15,618
IHI Corp.	6,000	28,300
ITOCHU Corp.	18,800	239,332
JGC Corp.	1,000	28,984
JTEKT Corp.	4,700	74,831
Kajima Corp.	11,000	56,331
Kawasaki Heavy Industries Ltd.	8,000	29,802
Kinden Corp. (d)	2,000	21,485
Komatsu Ltd.	9,400	213,091
Kubota Corp.	7,000	100,130
Kurita Water Industries Ltd.	1,000	22,477
LIXIL Group Corp.	4,700	104,148
Makita Corp.	500	27,964
Marubeni Corp.	23,500	169,885
Mitsubishi Corp.	21,800	451,487
Mitsubishi Electric Corp.	19,000	238,129
Mitsubishi Heavy Industries Ltd.	34,000	209,561
Mitsui & Co., Ltd.	23,500	383,655
Mitsui Engineering & Shipbuilding Co., Ltd.	6,000	13,111
Nagase & Co., Ltd.	4,700	57,774
Nidec Corp.	1,000	63,849
Nippon Sheet Glass Co., Ltd. *	32,000	38,196
NSK Ltd.	4,000	53,213
Obayashi Corp.	4,000	30,572
Shimizu Corp.	7,000	57,949

See financial notes 37

 Schwab Fundamental International Large Company Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
SMC Corp.	200	52,356
Sojitz Corp.	65,800	108,944
Sumitomo Corp.	18,800	243,042
Sumitomo Heavy Industries Ltd.	6,000	30,957
Taisei Corp.	8,000	47,745
Toshiba Corp.	53,000	233,968
TOTO Ltd.	1,000	12,177
Toyota Tsusho Corp.	4,700	124,190

		3,958,053

Commercial & Professional Services 0.2%
Dai Nippon Printing Co., Ltd.	13,600	142,893
Secom Co., Ltd.	1,700	104,060
Toppan Printing Co., Ltd.	11,000	80,897

		327,850

Consumer Durables & Apparel 1.0%
Bandai Namco Holdings, Inc.	4,700	131,474
Nikon Corp.	4,900	71,247
Panasonic Corp.	37,600	460,024
Sega Sammy Holdings, Inc.	500	9,544
Sekisui Chemical Co., Ltd.	5,000	59,200
Sekisui House Ltd.	6,400	80,581
Sharp Corp. *	47,000	148,395
Shimano, Inc.	400	47,784
Sony Corp.	18,800	360,129
Sumitomo Forestry Co., Ltd.	1,800	20,134

		1,388,512

Consumer Services 0.0%
Benesse Holdings, Inc.	700	24,830
Oriental Land Co., Ltd.	100	19,488

		44,318

Diversified Financials 0.1%
Credit Saison Co., Ltd.	1,400	27,856
Nomura Holdings, Inc.	9,400	60,390
ORIX Corp.	5,700	86,143

		174,389

Energy 0.7%
Cosmo Oil Co., Ltd.	47,000	88,222
Idemitsu Kosan Co., Ltd.	4,700	103,243
Inpex Corp.	14,700	210,839
JX Holdings, Inc.	84,600	435,521
Showa Shell Sekiyu K.K.	4,900	52,639
TonenGeneral Sekiyu K.K.	8,000	73,081

		963,545

Food & Staples Retailing 0.5%
Aeon Co., Ltd.	18,800	203,410
Lawson, Inc.	700	50,334
Seven & i Holdings Co., Ltd.	9,600	385,580
UNY Group Holdings Co., Ltd. (d)	4,700	26,467

		665,791

Food, Beverage & Tobacco 0.8%
Ajinomoto Co., Inc.	5,000	81,412
Asahi Group Holdings Ltd.	4,700	148,440
Coca-Cola West Co., Ltd.	600	9,351
Japan Tobacco, Inc.	7,500	257,304
Kewpie Corp.	1,500	25,730
Kirin Holdings Co., Ltd.	14,100	189,271
MEIJI Holdings Co., Ltd.	1,100	90,745
NH Foods Ltd.	3,300	69,948
Nisshin Seifun Group, Inc.	4,700	54,246
Nissin Foods Holdings Co., Ltd.	600	34,423
Toyo Suisan Kaisha Ltd.	200	6,266
Yamazaki Baking Co., Ltd. (d)	3,000	39,534

		1,006,670

Health Care Equipment & Services 0.2%
Alfresa Holdings Corp.	900	53,540
Medipal Holdings Corp.	9,400	121,793
Olympus Corp. *	400	14,304
Suzuken Co., Ltd.	1,000	33,354
Terumo Corp.	1,000	25,201

		248,192

Household & Personal Products 0.2%
Kao Corp.	4,700	202,912
Shiseido Co., Ltd.	4,700	86,865
Unicharm Corp.	400	26,302

		316,079

Insurance 0.3%
MS&AD Insurance Group Holdings, Inc.	1,700	38,399
NKSJ Holdings, Inc.	2,500	60,475
T&D Holdings, Inc.	4,700	58,385
The Dai-ichi Life Insurance Co., Ltd.	4,700	67,434
Tokio Marine Holdings, Inc.	4,700	143,486

		368,179

Materials 1.7%
Air Water, Inc.	1,000	15,748
Asahi Kasei Corp.	18,000	144,575
Daicel Corp.	3,000	33,325
Denki Kagaku Kogyo K.K.	5,000	16,942
DIC Corp.	6,000	13,688
Hitachi Chemical Co., Ltd.	1,300	24,227
JFE Holdings, Inc.	11,300	228,861
JSR Corp.	4,700	81,798
Kaneka Corp.	3,000	17,760
Kobe Steel Ltd.	52,000	84,594
Kuraray Co. Ltd.	4,700	58,544
Mitsubishi Chemical Holdings Corp.	32,900	164,334
Mitsubishi Materials Corp.	11,000	37,166
Mitsui Chemicals, Inc.	47,000	138,894
Mitsui Mining & Smelting Co., Ltd.	6,000	18,482
Nippon Paper Industries Co., Ltd.	100	1,615
Nippon Steel & Sumitomo Metal Corp.	94,000	266,387
Nitto Denko Corp.	1,100	57,708
Oji Holdings Corp.	13,000	52,933
Shin-Etsu Chemical Co., Ltd.	4,700	292,084
Showa Denko K.K.	47,000	67,863
Sumitomo Chemical Co., Ltd.	25,000	89,763
Sumitomo Metal Mining Co., Ltd.	5,000	75,973
Taiheiyo Cement Corp.	5,000	20,937
Taiyo Nippon Sanso Corp.	3,000	27,030
Teijin Ltd.	47,000	115,368
Toray Industries, Inc.	18,000	123,003
Tosoh Corp.	4,000	16,557
Toyo Seikan Group Holdings Ltd.	2,500	34,221
Ube Industries Ltd.	16,000	27,107

		2,347,487

Media 0.2%
Dentsu, Inc.	2,800	113,876

38 See financial notes

 Schwab Fundamental International Large Company Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Hakuhodo DY Holdings, Inc.	9,400	97,362

		211,238

Pharmaceuticals, Biotechnology & Life Sciences 0.9%
Astellas Pharma, Inc.	17,700	255,230
Chugai Pharmaceutical Co., Ltd.	900	28,546
Daiichi Sankyo Co., Ltd.	9,400	166,311
Eisai Co., Ltd.	1,800	75,294
Kyowa Hakko Kirin Co., Ltd.	2,000	27,145
Mitsubishi Tanabe Pharma Corp.	1,500	22,987
Ono Pharmaceutical Co., Ltd.	300	26,799
Otsuka Holdings Co., Ltd.	4,700	171,107
Shionogi & Co., Ltd.	1,800	42,451
Taisho Pharmaceutical Holdings Co., Ltd.	400	30,380
Takeda Pharmaceutical Co., Ltd.	7,000	320,065

		1,166,315

Real Estate 0.3%
Daito Trust Construction Co., Ltd.	900	111,455
Daiwa House Industry Co., Ltd.	5,000	94,696
Mitsubishi Estate Co., Ltd.	3,800	87,845
Mitsui Fudosan Co., Ltd.	3,800	121,259
Sumitomo Realty & Development Co., Ltd.	1,300	50,418

		465,673

Retailing 0.4%
EDION Corp.	11,800	74,740
Fast Retailing Co., Ltd.	100	31,333
Isetan Mitsukoshi Holdings Ltd.	4,700	56,553
J Front Retailing Co., Ltd.	2,000	25,374
K’s Holdings Corp.	700	19,575
Marui Group Co., Ltd.	1,900	15,985
Nitori Holdings Co., Ltd.	500	30,033
Shimamura Co., Ltd.	400	36,117
Takashimaya Co., Ltd.	2,000	17,115
Yamada Denki Co., Ltd.	56,400	181,331

		488,156

Semiconductors & Semiconductor Equipment 0.1%
Rohm Co., Ltd.	1,060	67,752
Tokyo Electron Ltd.	1,260	86,490

		154,242

Software & Services 0.5%
Fujitsu Ltd.	54,000	370,985
Konami Corp.	1,820	42,204
Nintendo Co., Ltd.	2,100	233,075
NTT Data Corp.	1,300	46,677

		692,941

Technology Hardware & Equipment 2.1%
Brother Industries Ltd.	4,700	91,254
Canon, Inc.	18,800	615,115
FUJIFILM Holdings Corp.	9,400	283,715
Hitachi Ltd.	67,000	507,248
Hoya Corp.	4,700	152,127
Ibiden Co., Ltd.	2,000	39,332
Keyence Corp.	100	42,860
Konica Minolta, Inc.	6,400	70,416
Kyocera Corp.	4,700	220,081
Murata Manufacturing Co., Ltd.	1,100	105,187
NEC Corp.	69,000	245,752
Nippon Electric Glass Co., Ltd.	11,000	55,379
Omron Corp.	1,300	56,375
Ricoh Co., Ltd.	10,700	115,925
Seiko Epson Corp.	3,000	152,188
TDK Corp.	2,000	99,726

		2,852,680

Telecommunication Services 1.3%
KDDI Corp.	6,200	358,028
Nippon Telegraph & Telephone Corp.	10,100	678,616
NTT DOCOMO, Inc.	23,500	406,842
SoftBank Corp.	3,700	267,336

		1,710,822

Transportation 1.1%
ANA Holdings, Inc.	18,000	43,820
Central Japan Railway Co.	1,460	204,907
East Japan Railway Co.	4,700	365,694
Hankyu Hanshin Holdings, Inc.	7,000	41,305
Kamigumi Co., Ltd.	2,000	18,636
Kawasaki Kisen Kaisha Ltd.	47,000	113,106
Kintetsu Corp.	8,000	28,108
Mitsui OSK Lines Ltd.	47,000	172,373
Nagoya Railroad Co., Ltd.	5,000	20,696
Nippon Express Co., Ltd.	20,000	91,640
Nippon Yusen K.K.	47,000	138,442
Odakyu Electric Railway Co., Ltd.	3,000	29,629
Seino Holdings Co., Ltd.	1,000	9,395
Tobu Railway Co., Ltd.	6,000	31,477
Tokyu Corp.	5,000	34,750
West Japan Railway Co.	1,900	89,993
Yamato Holdings Co., Ltd.	4,700	97,248

		1,531,219

Utilities 1.1%
Chubu Electric Power Co., Inc. *	18,800	217,435
Electric Power Development Co., Ltd.	1,100	36,107
Hokkaido Electric Power Co., Inc. *	4,700	40,628
Hokuriku Electric Power Co.	4,700	60,941
Kyushu Electric Power Co., Inc. *	9,400	95,552
Osaka Gas Co., Ltd.	37,000	152,438
Shikoku Electric Power Co., Inc. *	4,700	57,774
The Chugoku Electric Power Co., Inc.	4,700	62,072
The Kansai Electric Power Co., Inc. *	18,800	172,229
Toho Gas Co., Ltd.	5,000	28,830
Tohoku Electric Power Co., Inc.	10,200	112,815
Tokyo Electric Power Co., Inc. *	66,700	241,413
Tokyo Gas Co., Ltd.	26,000	147,889

		1,426,123

		27,333,087

Luxembourg 0.6%

Energy 0.1%
Tenaris S.A.	3,525	77,958

Materials 0.4%
APERAM *	2,256	72,849
ArcelorMittal	35,955	524,511

		597,360

Media 0.1%
RTL Group S.A.	188	18,283
SES S.A.	1,927	71,477

		89,760

See financial notes 39

 Schwab Fundamental International Large Company Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Telecommunication Services 0.0%
Millicom International Cellular S.A.	611	54,910

		819,988

Netherlands 6.0%

Banks 0.3%
ING Groep N.V. CVA *	29,234	402,976

Capital Goods 0.3%
Koninklijke BAM Groep N.V. (d)	7,520	17,820
Koninklijke Boskalis Westminster N.V.	470	27,113
Koninklijke Philips N.V.	10,152	310,101

		355,034

Commercial & Professional Services 0.0%
Randstad Holding N.V.	1,222	59,467

Energy 3.7%
Fugro N.V. CVA	940	34,180
Royal Dutch Shell plc, A Shares	73,367	2,970,201
Royal Dutch Shell plc, B Shares	47,799	2,020,672

		5,025,053

Food & Staples Retailing 0.2%
Koninklijke Ahold N.V.	19,470	333,397

Food, Beverage & Tobacco 0.5%
Heineken Holding N.V.	940	65,041
Heineken N.V.	1,504	114,704
Nutreco N.V.	752	28,998
Unilever N.V. CVA	10,105	421,071

		629,814

Insurance 0.2%
Aegon N.V.	21,996	174,302
Delta Lloyd N.V.	2,867	69,241

		243,543

Materials 0.3%
Akzo Nobel N.V.	3,760	266,405
Koninklijke DSM N.V.	1,833	122,701

		389,106

Media 0.1%
Reed Elsevier N.V.	2,303	52,631
Wolters Kluwer N.V.	2,679	74,387

		127,018

Semiconductors & Semiconductor Equipment 0.1%
ASML Holding N.V.	705	67,613

Software & Services 0.0%
Gemalto N.V. (d)	235	23,064

Telecommunication Services 0.2%
Koninklijke KPN N.V. *	76,751	255,269
Ziggo N.V.	235	11,205

		266,474

Transportation 0.1%
PostNL N.V. *	22,607	113,484
TNT Express N.V.	5,734	42,960

		156,444

		8,079,003

New Zealand 0.1%

Materials 0.0%
Fletcher Building Ltd.	6,909	53,208

Telecommunication Services 0.1%
Spark New Zealand Ltd.	44,134	108,432

Utilities 0.0%
Meridian Energy Ltd.	6,016	6,371

		168,011

Norway 1.0%

Banks 0.1%
DNB A.S.A.	6,063	113,463

Energy 0.5%
Aker Solutions A.S.A.	1,696	25,754
Petroleum Geo-Services A.S.A.	3,157	23,836
Statoil A.S.A.	21,855	615,614

		665,204

Food, Beverage & Tobacco 0.1%
Marine Harvest A.S.A.	3,298	44,767
Orkla A.S.A.	10,810	97,999

		142,766

Materials 0.2%
Norsk Hydro A.S.A.	18,377	108,289
Yara International A.S.A.	2,350	118,314

		226,603

Telecommunication Services 0.1%
Telenor A.S.A.	7,050	162,178

		1,310,214

Portugal 0.2%

Banks 0.0%
Banco Comercial Portugues S.A. - Reg’d *	235,384	32,090

Energy 0.0%
Galp Energia, SGPS, S.A.	2,397	42,624

Telecommunication Services 0.1%
Portugal Telecom, SGPS, S.A. - Reg’d	29,375	61,560

Utilities 0.1%
EDP - Energias de Portugal S.A.	33,746	163,755

		300,029

Singapore 0.8%

Banks 0.2%
DBS Group Holdings Ltd.	8,600	123,492
Oversea-Chinese Banking Corp., Ltd.	9,800	78,529
United Overseas Bank Ltd.	4,600	84,521

		286,542

Capital Goods 0.1%
Keppel Corp., Ltd.	9,500	82,976
Sembcorp Industries Ltd.	10,000	41,027

		124,003

Food, Beverage & Tobacco 0.1%
Wilmar International Ltd.	28,000	70,900

40 See financial notes

 Schwab Fundamental International Large Company Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Media 0.0%
Singapore Press Holdings Ltd. (d)	5,800	19,288

Retailing 0.0%
Jardine Cycle & Carriage Ltd.	1,400	50,550

Technology Hardware & Equipment 0.1%
Flextronics International Ltd. *	13,348	147,362
Venture Corp., Ltd.	6,400	41,181

		188,543

Telecommunication Services 0.1%
Singapore Telecommunications Ltd.	49,000	152,739

Transportation 0.2%
ComfortDelGro Corp., Ltd.	47,000	94,531
Hutchison Port Holdings Trust	47,000	33,840
Singapore Airlines Ltd.	7,600	61,509

		189,880

		1,082,445

Spain 4.5%

Banks 2.1%
Banco Bilbao Vizcaya Argentaria S.A.	64,672	784,563
Banco de Sabadell S.A.	26,368	83,218
Banco Popular Espanol S.A.	16,334	102,218
Banco Santander S.A.	182,241	1,821,963
CaixaBank S.A.	2,350	14,171

		2,806,133

Capital Goods 0.2%
ACS, Actividades de Construccion y Servicios S.A.	3,290	138,913
Ferrovial S.A.	3,525	71,922
Fomento de Construcciones y Contratas S.A. *(d)	1,669	31,284

		242,119

Energy 0.4%
Repsol S.A.	19,975	497,016

Food & Staples Retailing 0.0%
Distribuidora Internacional de Alimentacion S.A.	4,240	35,788

Insurance 0.0%
Mapfre S.A.	2,350	8,831

Retailing 0.1%
Inditex S.A.	3,760	109,207

Software & Services 0.0%
Amadeus IT Holding S.A., A Shares	1,316	49,056

Telecommunication Services 1.1%
Telefonica S.A.	92,308	1,467,569

Transportation 0.0%
Abertis Infraestructuras S.A.	2,750	57,993

Utilities 0.6%
Acciona S.A. *	714	57,256
Enagas S.A.	1,269	42,407
Endesa S.A.	1,880	70,006
Gas Natural SDG S.A.	3,995	122,794
Iberdrola S.A.	67,116	493,743
Red Electrica Corp. S.A.	658	55,548

		841,754

		6,115,466

Sweden 2.2%

Automobiles & Components 0.1%
Autoliv, Inc.	953	98,817

Banks 0.4%
Nordea Bank AB	15,369	200,841
Skandinaviska Enskilda Banken AB, A Shares	10,105	132,269
Svenska Handelsbanken AB, A Shares	3,149	147,981
Swedbank AB, A Shares	3,572	91,206

		572,297

Capital Goods 0.7%
Alfa Laval AB	1,739	39,813
Assa Abloy AB, B Shares	1,457	73,798
Atlas Copco AB, A Shares	4,559	133,083
Atlas Copco AB, B Shares	2,162	57,777
NCC AB, B Shares	1,504	48,068
Sandvik AB	10,059	125,751
Skanska AB, B Shares	5,405	112,112
SKF AB, B Shares	3,525	81,510
Trelleborg AB, B Shares	1,744	33,473
Volvo AB, A Shares	3,525	42,753
Volvo AB, B Shares	14,053	168,223

		916,361

Commercial & Professional Services 0.0%
Securitas AB, B Shares	5,311	58,167

Consumer Durables & Apparel 0.1%
Electrolux AB, Series B	3,713	94,433
Husqvarna AB, B Shares	5,781	43,868

		138,301

Food, Beverage & Tobacco 0.0%
Swedish Match AB	1,423	47,642

Health Care Equipment & Services 0.0%
Getinge AB, B Shares	1,128	29,562

Household & Personal Products 0.1%
Svenska Cellulosa AB S.A. B Shares	6,063	146,112

Materials 0.1%
Boliden AB	4,243	67,377
SSAB AB, A Shares *	6,394	59,297
SSAB AB, B Shares *	3,525	29,378

		156,052

Retailing 0.2%
Hennes & Mauritz AB, B Shares	4,841	206,452

Technology Hardware & Equipment 0.3%
Telefonaktiebolaget LM Ericsson, B Shares	26,555	331,973

Telecommunication Services 0.2%
Tele2 AB, B Shares	7,579	94,530
TeliaSonera AB	25,239	184,643

		279,173

		2,980,909

See financial notes 41

 Schwab Fundamental International Large Company Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Switzerland 5.6%

Capital Goods 0.5%
ABB Ltd. - Reg’d *	16,121	366,654
Geberit AG - Reg’d	188	63,943
Schindler Holding AG	198	28,689
Schindler Holding AG - Reg’d	47	6,851
Wolseley plc	2,925	157,292

		623,429

Commercial & Professional Services 0.1%
Adecco S.A. - Reg’d *	1,927	146,232
SGS S.A. - Reg’d	19	42,259

		188,491

Consumer Durables & Apparel 0.2%
Cie Financiere Richemont S.A. - Reg’d	1,551	148,267
The Swatch Group AG	94	51,092
The Swatch Group AG - Reg’d	141	14,472

		213,831

Diversified Financials 0.2%
Credit Suisse Group AG - Reg’d *	8,460	239,062
UBS AG - Reg’d *	1,739	31,254

		270,316

Energy 0.2%
Transocean Ltd.	4,136	159,506
Weatherford International plc *	6,580	155,880

		315,386

Food, Beverage & Tobacco 1.2%
Aryzta AG *	611	55,940
Coca-Cola HBC AG CDI *	470	11,037
Lindt & Spruengli AG	3	15,766
Nestle S.A. - Reg’d	20,163	1,568,612

		1,651,355

Insurance 0.6%
Baloise Holding AG - Reg’d	376	49,143
Swiss Life Holding AG - Reg’d *	282	71,250
Swiss Re AG *	2,256	185,362
Zurich Insurance Group AG *	1,551	469,102

		774,857

Materials 0.7%
Clariant AG - Reg’d *	2,491	43,953
Givaudan S.A. - Reg’d *	47	78,209
Glencore plc *	72,850	438,452
Holcim Ltd. - Reg’d *	2,259	180,059
Sika AG	10	37,888
Syngenta AG - Reg’d	423	152,185

		930,746

Pharmaceuticals, Biotechnology & Life Sciences 1.5%
Lonza Group AG - Reg’d *	470	53,936
Novartis AG - Reg’d	12,784	1,149,492
Roche Holding AG	2,867	838,015
Roche Holding AG, Bearer Shares	141	40,298

		2,081,741

Semiconductors & Semiconductor Equipment 0.1%
STMicroelectronics N.V.	11,045	92,528

Technology Hardware & Equipment 0.1%
TE Connectivity Ltd.	2,961	185,596

Telecommunication Services 0.1%
Swisscom AG - Reg’d	188	109,411

Transportation 0.1%
Kuehne & Nagel International AG - Reg’d	423	57,133

		7,494,820

United Kingdom 17.0%

Automobiles & Components 0.1%
Delphi Automotive plc	1,064	74,033
GKN plc	9,588	55,875

		129,908

Banks 2.4%
Barclays plc	164,500	613,182
HSBC Holdings plc	170,281	1,843,817
Lloyds Banking Group plc *	253,706	321,357
Royal Bank of Scotland Group plc *	22,939	138,212
Standard Chartered plc	14,100	284,043

		3,200,611

Capital Goods 0.6%
BAE Systems plc	37,177	274,812
Balfour Beatty plc	12,749	51,450
Bunzl plc	2,303	62,955
Carillion plc	6,721	37,571
Cobham plc	8,225	40,583
IMI plc	1,661	37,405
Meggitt plc	4,230	33,130
Rolls-Royce Holdings plc *	9,917	168,155
SIG plc	11,280	34,975
Smiths Group plc	2,726	59,578
The Weir Group plc	940	41,291
Travis Perkins plc	1,880	54,420

		896,325

Commercial & Professional Services 0.2%
Aggreko plc	1,334	37,707
Babcock International Group plc	940	17,500
Capita plc	2,914	59,380
G4S plc	18,384	80,908
Hays plc	15,745	34,908
Serco Group plc	7,009	36,131

		266,534

Consumer Durables & Apparel 0.1%
Barratt Developments plc	8,653	53,156
Burberry Group plc	1,598	37,712
Taylor Wimpey plc	22,374	42,583

		133,451

Consumer Services 0.4%
Carnival plc	2,181	81,352
Compass Group plc	12,819	208,527
InterContinental Hotels Group plc	1,039	39,842
Thomas Cook Group plc *	24,393	50,558
TUI Travel plc	10,575	65,420
Whitbread plc	987	71,943
William Hill plc	4,935	28,685

		546,327

Diversified Financials 0.1%
ICAP plc	5,123	32,262

42 See financial notes

 Schwab Fundamental International Large Company Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Man Group plc	58,891	115,897

		148,159

Energy 2.9%
AMEC plc	3,290	61,468
BG Group plc	23,500	468,917
BP plc	397,761	3,181,689
Ensco plc, Class A	987	49,824
John Wood Group plc	3,055	39,802
Noble Corp. plc	2,115	60,193
Petrofac Ltd.	1,410	26,437
Subsea 7 S.A.	1,645	27,456
Tullow Oil plc	1,929	23,386

		3,939,172

Food & Staples Retailing 0.7%
Booker Group plc	10,340	22,993
J Sainsbury plc	32,806	158,163
Tesco plc	136,300	520,515
William Morrison Supermarkets plc	68,526	202,003

		903,674

Food, Beverage & Tobacco 1.5%
Associated British Foods plc	2,350	111,736
British American Tobacco plc	12,314	726,707
Diageo plc	10,246	302,120
Imperial Tobacco Group plc	7,247	316,171
SABMiller plc	4,042	223,065
Tate & Lyle plc	5,405	60,725
Unilever plc	7,567	334,153

		2,074,677

Health Care Equipment & Services 0.1%
Smith & Nephew plc	5,922	102,579

Household & Personal Products 0.2%
Reckitt Benckiser Group plc	3,008	262,265

Insurance 0.8%
Amlin plc	4,841	36,171
Aviva plc	32,947	285,074
Direct Line Insurance Group plc	4,747	23,564
Friends Life Group Ltd.	16,215	82,591
Legal & General Group plc	23,500	94,330
Old Mutual plc	39,856	131,653
Prudential plc	8,225	198,065
RSA Insurance Group plc	10,274	78,181
Standard Life plc	11,327	72,311
Willis Group Holdings plc	987	41,424

		1,043,364

Materials 1.6%
Anglo American plc	26,837	681,914
Antofagasta plc	3,760	49,050
BHP Billiton plc	16,544	524,094
Johnson Matthey plc	2,444	128,179
Kazakhmys plc *	9,870	48,667
Mondi plc	3,807	65,311
Rexam plc	8,467	71,292
Rio Tinto plc	11,797	629,584
Vedanta Resources plc	2,585	43,402

		2,241,493

Media 0.5%
British Sky Broadcasting Group plc	5,739	83,254
Informa plc	3,482	29,839
ITV plc	9,400	32,970
Liberty Global plc, Class A *	2,280	99,568
Liberty Global plc, Series C *	2,604	109,186
Pearson plc	6,909	127,477
Reed Elsevier plc	3,854	62,885
WPP plc	6,678	140,073

		685,252

Pharmaceuticals, Biotechnology & Life Sciences 1.8%
AstraZeneca plc	16,873	1,279,756
GlaxoSmithKline plc	45,590	1,116,396

		2,396,152

Real Estate 0.1%
Land Securities Group plc	4,371	78,544

Retailing 0.5%
Home Retail Group plc	37,647	114,541
Inchcape plc	6,815	76,396
Kingfisher plc	27,777	140,099
Marks & Spencer Group plc	23,876	170,464
Next plc	1,081	127,374

		628,874

Software & Services 0.0%
The Sage Group plc	7,426	48,554

Telecommunication Services 1.3%
BT Group plc	74,918	481,505
Cable & Wireless Communications plc	73,931	60,826
Inmarsat plc	2,585	30,073
Vodafone Group plc	355,038	1,219,058

		1,791,462

Transportation 0.1%
Firstgroup plc *	34,075	71,926
International Consolidated Airlines Group S.A. *	6,298	37,779

		109,705

Utilities 1.0%
Centrica plc	60,207	319,364
Drax Group plc	4,700	48,980
National Grid plc	31,396	468,746
Pennon Group plc	3,102	41,909
Severn Trent plc	2,256	72,872
SSE plc	12,126	305,698
United Utilities Group plc	7,520	109,527

		1,367,096

		22,994,178

Total Common Stock
(Cost $131,749,328)		133,951,148

Other Investment Companies 0.4% of net assets

United States 0.4%

Equity Fund 0.1%
iShares MSCI EAFE ETF	1,500	100,065

See financial notes 43

 Schwab Fundamental International Large Company Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Securities Lending Collateral 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (c)	473,509	473,509

Total Other Investment Companies
(Cost $571,790)		573,574

Preferred Stock 0.4% of net assets

Germany 0.4%

Automobiles & Components 0.3%
Bayerische Motoren Werke AG	517	49,562
Volkswagen AG	1,504	338,466

		388,028

Household & Personal Products 0.1%
Henkel AG & Co. KGaA	893	93,865

Utilities 0.0%
RWE AG	1,128	34,679

Total Preferred Stock
(Cost $562,673)		516,572

Rights 0.0% of net assets

Singapore 0.0%

Banks 0.0%
Oversea-Chinese Banking Corp., Ltd. *(a)(b)	1,225	2,307

Total Rights
(Cost $—)		2,307

End of Investments.

At 08/31/14, the tax basis cost of the fund’s investments was $132,890,776 and the unrealized appreciation and depreciation were $5,810,068 and ($3,657,243), respectively, with a net unrealized appreciation of $2,152,825.

*	Non-income producing security.
(a)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(b)	Illiquid security. At the period end, the value of these amounted to $2,307 or 0.0% of net assets.
(c)	The rate shown is the 7-day yield.
(d)	All or a portion of this security is on loan. Securities on loan were valued at $478,698.

CDI —	CHESS Depositary Interest
CVA —	Dutch Certificate
ETF —	Exchange Traded Fund
Reg’d —	Registered
REIT —	Real Estate Investment Trust
RSP —	Risparmio (Convertible Savings Shares)

44 See financial notes

 Schwab Fundamental International Small Company Index ETF

Portfolio Holdings as of August 31, 2014 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabetfs.com.

			Cost	Value
Holdings by Category			($)	($)

99.3%		Common Stock	35,153,834	36,598,367
2.2%		Other Investment Companies	784,332	785,645
0.4%		Preferred Stock	160,752	149,003

101.9%		Total Investments	36,098,918	37,533,015
(1	.9)%	Other Assets and Liabilities, Net		(686,416)

100.0%		Net Assets		36,846,599

	Number	Value
Security	of Shares	($)

Common Stock 99.3% of net assets

Australia 6.0%

Banks 0.2%
Bank of Queensland Ltd.	3,304	38,875
Bendigo & Adelaide Bank Ltd.	4,662	54,287

		93,162

Capital Goods 0.3%
Bradken Ltd.	6,500	28,573
Cardno Ltd. (b)	2,520	15,509
GWA Group Ltd.	9,520	27,157
Monadelphous Group Ltd. (b)	1,631	23,889
Seven Group Holdings Ltd.	533	3,849

		98,977

Commercial & Professional Services 0.5%
ALS Ltd.	5,252	36,547
Cabcharge Australia Ltd.	858	4,333
Mineral Resources Ltd.	494	4,912
SAI Global Ltd.	702	3,079
Seek Ltd.	1,148	18,758
Skilled Group Ltd.	9,100	23,151
Transfield Services Ltd. *	42,364	69,340
Transpacific Industries Group Ltd.	28,395	23,902

		184,022

Consumer Durables & Apparel 0.1%
Billabong International Ltd. *	11,596	6,128
G.U.D. Holdings Ltd.	3,250	23,862

		29,990

Consumer Services 0.2%
Ardent Leisure Group	1,716	5,024
Aristocrat Leisure Ltd.	4,592	23,751
Echo Entertainment Group Ltd.	13,182	38,960
Flight Centre Travel Group Ltd.	406	17,809
Navitas Ltd.	494	2,481

		88,025

Diversified Financials 0.3%
ASX Ltd.	1,330	46,636
Challenger Ltd.	4,984	36,593
IOOF Holdings Ltd.	1,764	15,558
Perpetual Ltd.	602	27,888

		126,675

Energy 0.2%
AWE Ltd. *	16,284	26,501
Beach Energy Ltd.	16,313	24,793
Whitehaven Coal Ltd. *	3,679	6,796

		58,090

Food, Beverage & Tobacco 0.4%
Bega Cheese Ltd.	624	2,953
Goodman Fielder Ltd.	89,208	53,399
GrainCorp Ltd., Class A	3,341	28,311
Treasury Wine Estates Ltd.	12,610	60,268

		144,931

Health Care Equipment & Services 0.6%
Ansell Ltd.	1,890	35,177
Cochlear Ltd.	532	36,099
Primary Health Care Ltd. (b)	8,515	35,998
Ramsay Health Care Ltd.	826	40,142
Sigma Pharmaceuticals Ltd.	93,600	72,224

		219,640

Insurance 0.1%
NIB Holdings Ltd.	9,016	28,587

Materials 0.9%
Adelaide Brighton Ltd.	9,490	31,510
Atlas Iron Ltd. (b)	4,589	2,447
CSR Ltd.	23,244	76,090
DuluxGroup Ltd.	2,534	13,604
Fortescue Metals Group Ltd.	9,035	35,238
Iluka Resources Ltd.	5,655	47,073
Mount Gibson Iron Ltd.	17,164	11,077
Nufarm Ltd.	7,560	30,476
OceanaGold Corp. *	1,209	3,321
OZ Minerals Ltd.	16,240	65,162
PanAust Ltd.	1,898	4,065

		320,063

Media 0.2%
APN News & Media Ltd. *	6,500	4,499
Seven West Media Ltd.	12,558	21,788
Southern Cross Media Group Ltd.	11,960	11,969
Ten Network Holdings Ltd. *	77,105	18,390
Village Roadshow Ltd.	520	3,618

		60,264

Real Estate 0.8%
Australand Property Group	5,330	22,383
CFS Retail Property Trust Group	21,980	44,200
Charter Hall Retail REIT	3,500	12,996
Cromwell Property Group	3,536	3,324
Dexus Property Group	66,676	75,146
Goodman Group	11,050	57,670
Investa Office Fund	5,810	19,943

See financial notes 45

 Schwab Fundamental International Small Company Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
The GPT Group	15,386	57,418

		293,080

Retailing 0.6%
Automotive Holdings Group Ltd.	7,800	29,473
Harvey Norman Holdings Ltd.	11,788	39,140
JB Hi-Fi Ltd.	2,100	33,135
Myer Holdings Ltd.	23,192	52,493
Pacific Brands Ltd.	74,100	36,732
Premier Investments Ltd.	2,702	24,387
Super Retail Group Ltd.	468	4,137

		219,497

Software & Services 0.0%
Iress Ltd.	390	3,746

Telecommunication Services 0.0%
iiNET Ltd. (b)	429	3,098

Transportation 0.2%
Sydney Airport	19,240	79,718

Utilities 0.4%
APA Group	8,232	59,670
AusNet Services	26,600	35,204
DUET Group	25,606	58,436

		153,310

		2,204,875

Austria 0.7%

Capital Goods 0.2%
Wienerberger AG	3,744	56,121
Zumtobel AG	949	19,838

		75,959

Energy 0.0%
Schoeller-Bleckmann Oilfield Equipment AG	112	11,802

Insurance 0.1%
Vienna Insurance Group AG Wiener Versicherung Gruppe	714	34,690

Materials 0.1%
Lenzing AG	247	15,051
RHI AG	560	16,825

		31,876

Real Estate 0.1%
IMMOFINANZ AG *	11,128	34,959

Transportation 0.1%
Flughafen Wien AG	52	4,672
Oesterreichische Post AG	868	40,737

		45,409

Utilities 0.1%
Verbund AG	658	12,923

		247,618

Belgium 1.3%

Diversified Financials 0.3%
Ackermans & van Haaren N.V.	168	20,378
Gimv N.V.	336	16,462
Groupe Bruxelles Lambert S.A.	559	55,091

		91,931

Energy 0.0%
Euronav S.A. *	325	3,970

Health Care Equipment & Services 0.1%
AGFA-Gevaert N.V. *	3,705	10,683
Arseus N.V.	65	3,547

		14,230

Materials 0.2%
Nyrstar N.V. *(b)	10,780	41,846
Tessenderlo Chemie N.V. *	1,521	45,669

		87,515

Media 0.1%
Telenet Group Holding N.V. *	854	50,024

Real Estate 0.1%
Befimmo S.A.	140	11,339
Cofinimmo	208	25,732

		37,071

Retailing 0.1%
D’Ieteren S.A. N.V.	1,106	46,028

Technology Hardware & Equipment 0.1%
Barco N.V.	322	22,878
EVS Broadcast Equipment S.A.	238	10,302

		33,180

Telecommunication Services 0.2%
Mobistar S.A. *	3,536	70,074

Transportation 0.0%
bpost S.A.	286	7,062

Utilities 0.1%
Elia System Operator S.A. N.V.	700	34,235

		475,320

Canada 8.9%

Automobiles & Components 0.2%
Linamar Corp.	728	42,120
Martinrea International, Inc.	2,380	31,353

		73,473

Banks 0.3%
Canadian Western Bank	560	20,996
Genworth MI Canada, Inc.	871	30,913
Home Capital Group, Inc.	442	22,093
Laurentian Bank of Canada	490	22,482

		96,484

Capital Goods 0.7%
Aecon Group, Inc.	1,428	21,800
ATS Automation Tooling Systems, Inc. *	247	3,035
Bird Construction, Inc.	1,064	14,772
CAE, Inc.	3,094	38,335
MacDonald, Dettwiler & Associates Ltd.	504	38,573
New Flyer Industries, Inc.	299	3,776
Richelieu Hardware Ltd.	91	4,161
Russel Metals, Inc. (b)	2,030	68,269
Toromont Industries Ltd.	1,482	37,147
Wajax Corp.	700	23,780

46 See financial notes

 Schwab Fundamental International Small Company Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
WSP Global, Inc.	532	17,891

		271,539

Commercial & Professional Services 0.5%
Morneau Shepell, Inc.	234	3,678
Newalta Corp.	1,078	21,754
Progressive Waste Solutions Ltd.	1,792	46,437
Ritchie Bros. Auctioneers, Inc.	1,050	25,003
Stantec, Inc.	420	28,690
Transcontinental, Inc., Class A	2,912	40,563

		166,125

Consumer Durables & Apparel 0.2%
Dorel Industries, Inc., Class B	1,050	35,573
Gildan Activewear, Inc.	780	44,826
Lululemon Athletica, Inc. *	238	9,503

		89,902

Consumer Services 0.0%
Great Canadian Gaming Corp. *	234	4,260

Diversified Financials 0.3%
AGF Management Ltd., Class B	3,038	34,840
CI Financial Corp.	1,833	60,292
Dundee Corp., Class A *	1,365	23,783

		118,915

Energy 2.2%
Advantage Oil & Gas Ltd. *	6,500	40,267
AltaGas Ltd.	1,162	56,335
Calfrac Well Services Ltd.	952	18,000
Enbridge Income Fund Holdings, Inc.	130	3,873
Enerflex Ltd.	1,946	37,637
Ensign Energy Services, Inc.	2,800	42,100
Freehold Royalties Ltd.	700	16,778
Gibson Energy, Inc.	1,794	60,282
Gran Tierra Energy, Inc. *	1,792	12,043
Keyera Corp.	756	66,669
Lightstream Resources Ltd.	9,240	53,494
MEG Energy Corp. *	104	3,713
Mullen Group Ltd.	1,586	42,430
NuVista Energy Ltd. *	1,680	18,043
Parkland Fuel Corp.	1,851	35,271
Pason Systems, Inc.	560	17,888
Peyto Exploration & Development Corp.	896	31,826
Precision Drilling Corp.	5,395	68,933
Savanna Energy Services Corp.	1,834	13,306
ShawCor Ltd.	871	47,318
Trican Well Service Ltd.	2,898	41,971
Trilogy Energy Corp.	117	3,115
Trinidad Drilling Ltd.	2,769	25,527
Veresen, Inc.	3,374	57,915

		814,734

Food & Staples Retailing 0.2%
The Jean Coutu Group PJC, Inc., A Shares	1,470	30,572
The North West Co., Inc.	1,400	31,801

		62,373

Food, Beverage & Tobacco 0.2%
Cott Corp.	2,800	21,011
Maple Leaf Foods, Inc.	2,509	46,838
Rogers Sugar, Inc.	949	4,278

		72,127

Insurance 0.1%
Industrial Alliance Insurance & Financial Services, Inc.	994	43,013

Materials 2.0%
Agnico Eagle Mines Ltd.	1,690	64,780
Alamos Gold, Inc.	377	3,475
Canexus Corp.	611	3,013
Canfor Corp. *	924	21,483
Cascades, Inc.	1,352	7,865
CCL Industries, Inc., Class B	294	30,719
Centerra Gold, Inc.	5,712	34,543
Chemtrade Logistics Income Fund	939	18,611
Dominion Diamond Corp. *	1,289	17,504
Eldorado Gold Corp.	5,200	43,096
Franco-Nevada Corp.	336	18,975
HudBay Minerals, Inc.	4,316	43,767
IAMGOLD Corp. *	13,143	52,948
Labrador Iron Ore Royalty Corp.	143	3,954
Lundin Mining Corp. *	9,800	52,580
Major Drilling Group International, Inc.	2,198	16,534
Methanex Corp.	1,162	77,877
Nevsun Resources Ltd.	884	3,667
New Gold, Inc. *	2,380	15,424
Pan American Silver Corp.	2,100	30,200
SEMAFO, Inc. *	1,118	4,988
Sherritt International Corp.	17,038	67,068
Silver Wheaton Corp.	910	22,785
Thompson Creek Metals Co., Inc. *	8,162	23,551
West Fraser Timber Co., Ltd.	1,204	61,102

		740,509

Media 0.4%
Aimia, Inc.	2,691	42,793
Cineplex, Inc.	910	34,361
Cogeco Cable, Inc.	420	24,277
Corus Entertainment, Inc., B Shares	1,442	32,502
Entertainment One Ltd.	650	3,827

		137,760

Real Estate 0.4%
Boardwalk Real Estate Investment Trust	253	16,061
Calloway Real Estate Investment Trust	560	13,768
Canadian Real Estate Investment Trust	294	13,110
Cominar Real Estate Investment Trust	195	3,471
Dream Office Real Estate Investment Trust	130	3,484
First Capital Realty, Inc.	854	15,210
FirstService Corp.	65	3,580
Granite Real Estate Investment Trust	644	24,086
H&R Real Estate Investment Trust	1,339	28,551
RioCan Real Estate Investment Trust	1,365	34,089

		155,410

Retailing 0.3%
Dollarama, Inc.	378	32,258
Hudson’s Bay Co.	377	5,707
Reitmans (Canada) Ltd., Class A	4,718	25,922
Sears Canada, Inc.	3,146	42,517

		106,404

Software & Services 0.2%
Constellation Software, Inc.	26	6,459
DH Corp. (b)	1,001	30,009

See financial notes 47

 Schwab Fundamental International Small Company Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Open Text Corp. (b)	602	33,898

		70,366

Telecommunication Services 0.1%
Manitoba Telecom Services, Inc.	1,040	29,606

Transportation 0.2%
TransForce, Inc.	1,960	50,574
Westshore Terminals Investment Corp.	462	15,405

		65,979

Utilities 0.4%
Capital Power Corp.	2,072	53,674
Just Energy Group, Inc.	4,721	28,115
Northland Power, Inc.	840	14,016
Superior Plus Corp.	4,578	62,630

		158,435

		3,277,414

Denmark 1.3%

Banks 0.2%
Jyske Bank A/S *	676	36,932
Sydbank A/S *	1,378	42,466

		79,398

Capital Goods 0.2%
NKT Holding A/S	585	34,546
Rockwool International A/S, B Shares	130	20,480

		55,026

Consumer Durables & Apparel 0.1%
Pandora A/S	448	33,569

Food, Beverage & Tobacco 0.1%
Royal UNIBREW *	112	19,921
Schouw & Co.	390	18,756

		38,677

Health Care Equipment & Services 0.2%
Coloplast A/S, Class B	494	41,103
GN Store Nord A/S	1,118	25,480
William Demant Holding A/S *	140	10,842

		77,425

Insurance 0.1%
Topdanmark A/S *	658	20,348
Tryg A/S	294	29,265

		49,613

Materials 0.2%
Chr Hansen Holding A/S	448	18,266
Novozymes A/S, B Shares	1,131	52,631

		70,897

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
H. Lundbeck A/S	1,261	26,576

Software & Services 0.0%
SimCorp A/S	574	16,948

Transportation 0.1%
D/S Norden A/S	1,170	37,132
Dfds A/S	65	5,545

		42,677

		490,806

Finland 1.4%

Capital Goods 0.4%
Cargotec Oyj, B Shares	798	29,001
Cramo Oyj	812	14,567
Konecranes Oyj	1,092	34,737
Outotec Oyj	2,795	25,274
Ramirent Oyj	1,443	12,887
Uponor Oyj	1,248	19,250

		135,716

Commercial & Professional Services 0.0%
Caverion Corp.	676	5,458

Consumer Durables & Apparel 0.1%
Amer Sports Oyj	2,086	41,765

Food, Beverage & Tobacco 0.0%
Raisio plc, V Shares	559	2,828

Materials 0.5%
Huhtamaki Oyj	2,106	56,590
Kemira Oyj	2,639	36,881
Metsa Board Oyj	5,577	25,564
Outokumpu Oyj *	5,200	40,275
Tikkurila Oyj	560	13,300

		172,610

Media 0.1%
Sanoma Oyj	6,630	48,861

Real Estate 0.0%
Sponda Oyj	2,590	13,578

Retailing 0.1%
Stockmann Oyj Abp, B Shares	1,470	18,656

Software & Services 0.2%
Tieto Oyj	2,132	58,131

		497,603

France 4.4%

Automobiles & Components 0.1%
Plastic Omnium S.A.	663	17,532

Banks 0.1%
Natixis	6,496	45,777

Capital Goods 0.3%
Areva S.A. *	1,053	16,977
Mersen	741	20,497
Saft Groupe S.A.	658	24,129
Zodiac Aerospace	1,651	53,987

		115,590

Commercial & Professional Services 0.4%
Bureau Veritas S.A.	1,540	36,675
Derichebourg S.A.	5,628	16,606
Edenred	1,708	50,777
Societe BIC S.A.	416	56,659

		160,717

Consumer Durables & Apparel 0.1%
Beneteau S.A. *	208	3,551
SEB S.A.	532	41,975

		45,526

48 See financial notes

 Schwab Fundamental International Small Company Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Consumer Services 0.1%
Club Mediterranee S.A. *	980	27,753

Diversified Financials 0.1%
Eurazeo S.A.	663	50,503

Energy 0.1%
Bourbon S.A.	1,050	30,012
Etablissements Maurel et Prom *	1,232	19,279

		49,291

Food, Beverage & Tobacco 0.1%
Remy Cointreau S.A.	247	19,680
Vilmorin & Cie S.A.	98	11,148

		30,828

Health Care Equipment & Services 0.1%
BioMerieux	210	22,074
Orpea	280	18,511

		40,585

Insurance 0.1%
Euler Hermes Group	221	25,209

Materials 0.3%
Eramet *	442	48,684
Imerys S.A.	650	52,073
Vicat	117	8,528

		109,285

Media 0.6%
Havas S.A.	3,705	30,365
IPSOS	533	15,958
JCDecaux S.A.	741	26,216
Metropole Television S.A.	2,093	39,672
Societe Television Francaise 1	2,964	44,703
Technicolor S.A. - Reg’d *	7,033	54,110

		211,024

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Ipsen S.A.	420	20,112

Real Estate 0.7%
Fonciere Des Regions	572	58,015
Gecina S.A.	260	36,816
ICADE	624	58,168
Klepierre	1,064	50,804
Mercialys S.A.	728	18,076
Nexity S.A.	1,170	47,937

		269,816

Retailing 0.0%
Groupe Fnac *	104	4,626

Software & Services 0.4%
Alten S.A.	490	22,054
Altran Technologies S.A.	2,158	22,487
Dassault Systemes S.A.	616	40,895
Sopra Group S.A.	39	3,712
UBISOFT Entertainment *	2,743	45,633

		134,781

Technology Hardware & Equipment 0.2%
Ingenico	266	25,620
Neopost S.A.	806	53,964

		79,584

Telecommunication Services 0.1%
Iliad S.A.	126	27,750

Transportation 0.4%
Aeroports de Paris	455	60,622
Bollore S.A.	65	41,097
Groupe Eurotunnel S.A. - Reg’d	3,809	49,129
Norbert Dentressangle S.A.	26	3,716

		154,564

		1,620,853

Germany 3.5%

Automobiles & Components 0.2%
ElringKlinger AG	364	12,346
Grammer AG	336	14,782
Leoni AG	702	43,372
SAF-Holland S.A.	195	2,705

		73,205

Banks 0.1%
Aareal Bank AG	494	22,159

Capital Goods 0.6%
Bauer AG *	588	11,385
BayWa AG	572	27,003
Deutz AG	2,408	14,241
DMG MORI SEIKI AG	871	25,085
Duerr AG	201	15,523
Heidelberger Druckmaschinen AG *	10,218	31,885
Indus Holding AG	650	34,072
KION Group AG	78	3,202
Krones AG	221	20,287
Norma Group SE	91	4,382
Pfeiffer Vacuum Technology AG	154	13,915
SGL Carbon SE *	546	16,020
Vossloh AG	140	9,120

		226,120

Consumer Durables & Apparel 0.2%
Gerry Weber International AG	308	13,923
Hugo Boss AG	208	29,220
Puma SE	70	17,427

		60,570

Diversified Financials 0.0%
Aurelius AG	104	3,938

Health Care Equipment & Services 0.5%
Celesio AG	4,147	141,204
Rhoen Klinikum AG	1,820	57,104

		198,308

Insurance 0.0%
Talanx AG *	434	15,106

Materials 0.4%
Evonik Industries AG	312	11,277
Fuchs Petrolub SE	364	14,636
Symrise AG	1,209	64,751
Wacker Chemie AG	442	52,625

		143,289

Media 0.3%
Axel Springer SE	676	40,149
Kabel Deutschland Holding AG	429	60,690

		100,839

See financial notes 49

 Schwab Fundamental International Small Company Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Gerresheimer AG	476	34,484
Stada Arzneimittel AG	966	38,643

		73,127

Real Estate 0.1%
Deutsche Euroshop AG	294	13,953
GAGFAH S.A. *	1,274	25,004

		38,957

Retailing 0.1%
Fielmann AG	308	19,912
Takkt AG	208	3,796

		23,708

Semiconductors & Semiconductor Equipment 0.1%
Aixtron SE *	1,540	20,254
Kontron AG *	2,268	13,569
SMA Solar Technology AG *	378	12,149

		45,972

Software & Services 0.3%
Bechtle AG	364	28,902
Software AG	1,162	30,061
United Internet AG - Reg’d	715	30,792
Wirecard AG	78	2,921

		92,676

Technology Hardware & Equipment 0.1%
Jenoptik AG	826	10,929
Wincor Nixdorf AG	780	41,621

		52,550

Telecommunication Services 0.1%
Drillisch AG	91	3,487
Telefonica Deutschland Holding AG *	6,695	51,033

		54,520

Transportation 0.2%
Fraport AG Frankfurt Airport Services Worldwide	624	42,412
Hamburger Hafen und Logistik AG	611	14,812
Sixt SE	208	7,691

		64,915

		1,289,959

Hong Kong 2.8%

Automobiles & Components 0.0%
Xinyi Glass Holdings Ltd. (b)	28,000	17,667

Banks 0.2%
Bank of East Asia Ltd.	13,000	55,354
Wing Hang Bank Ltd. (d)(e)	1,200	19,354

		74,708

Capital Goods 0.1%
Johnson Electric Holdings Ltd.	5,875	22,931

Consumer Durables & Apparel 0.1%
Techtronic Industries Co.	14,000	42,722

Consumer Services 0.2%
Cafe de Coral Holdings Ltd.	2,600	9,376
Galaxy Entertainment Group Ltd.	1,300	9,796
MGM China Holdings Ltd.	800	2,648
SJM Holdings Ltd.	14,000	35,225
Wynn Macau Ltd.	5,600	21,460

		78,505

Diversified Financials 0.2%
First Pacific Co., Ltd.	52,000	60,587

Food & Staples Retailing 0.0%
Dairy Farm International Holdings Ltd.	900	9,360

Media 0.0%
Television Broadcasts Ltd.	2,800	17,649

Real Estate 1.1%
Great Eagle Holdings Ltd.	3,000	11,032
Hang Lung Group Ltd.	13,000	72,631
Hang Lung Properties Ltd.	14,000	46,244
Henderson Land Development Co., Ltd.	4,400	29,153
Hongkong Land Holdings Ltd.	13,000	89,050
Hysan Development Co., Ltd.	1,000	4,903
Sino Land Co., Ltd.	28,000	49,496
Swire Properties Ltd.	5,600	18,787
Wheelock & Co., Ltd.	13,000	68,102

		389,398

Retailing 0.2%
Chow Sang Sang Holdings International Ltd.	13,000	32,642
Giordano International Ltd.	22,000	13,058
Luk Fook Holdings International Ltd.	5,600	17,558

		63,258

Technology Hardware & Equipment 0.1%
VTech Holdings Ltd.	2,800	34,322

Telecommunication Services 0.0%
Hutchison Telecommunications Hong Kong Holdings Ltd.	28,000	12,175

Transportation 0.6%
Cathay Pacific Airways Ltd.	28,000	52,025
MTR Corp., Ltd.	13,000	51,579
Orient Overseas International Ltd.	13,000	77,244
Pacific Basin Shipping Ltd.	66,000	40,536

		221,384

		1,044,666

Ireland 1.0%

Capital Goods 0.6%
DCC plc	1,872	111,175
Fly Leasing Ltd. ADR	286	4,147
Grafton Group plc	4,914	52,638
Kingspan Group plc	2,015	35,154

		203,114

Consumer Services 0.1%
Paddy Power plc	338	21,660

Food & Staples Retailing 0.0%
Fyffes plc	2,132	2,893

Food, Beverage & Tobacco 0.1%
C&C Group plc	5,551	31,587
Glanbia plc	1,372	20,963

		52,550

Health Care Equipment & Services 0.1%
UDG Healthcare plc	5,941	33,546

50 See financial notes

 Schwab Fundamental International Small Company Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Materials 0.1%
James Hardie Industries plc CDI	2,352	28,180

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
ICON plc *	130	6,440

Transportation 0.0%
Aer Lingus Group plc	6,500	11,601
Irish Continental Group plc	884	3,435

		15,036

		363,419

Israel 1.2%

Banks 0.2%
Bank Hapoalim B.M.	9,087	51,567
Israel Discount Bank Ltd., A Shares *	13,188	22,175
Mizrahi Tefahot Bank Ltd. *	1,470	18,064

		91,806

Capital Goods 0.2%
Discount Investment Corp. - Reg’d *	3,861	31,789
Elbit Systems Ltd.	416	24,796

		56,585

Energy 0.2%
Delek Group Ltd.	78	28,416
Oil Refineries Ltd. *	58,352	19,296
Paz Oil Co., Ltd.	182	28,088

		75,800

Food & Staples Retailing 0.0%
Shufersal Ltd.	3,367	9,605

Materials 0.2%
The Israel Corp., Ltd. *	98	55,311

Software & Services 0.2%
Check Point Software Technologies Ltd. *	924	65,622
NICE Systems Ltd.	455	17,609

		83,231

Telecommunication Services 0.2%
B Communications Ltd.	156	3,089
Cellcom Israel Ltd.	3,692	43,279
Partner Communications Co., Ltd. *	4,290	31,005

		77,373

		449,711

Italy 2.4%

Automobiles & Components 0.1%
Piaggio & C S.p.A. *	7,150	21,699

Banks 0.4%
Banca Carige S.p.A. *	53,610	8,559
Banca Popolare di Milano Scarl *	90,545	72,215
Banca Popolare di Sondrio Scarl	8,130	37,095
Credito Valtellinese Scarl *	22,792	26,344

		144,213

Capital Goods 0.2%
Astaldi S.p.A.	1,339	11,790
C.I.R. - Compagnie Industriali Riunite S.p.A *	20,832	30,294
Danieli & C Officine Meccaniche S.p.A.	616	14,605

		56,689

Consumer Durables & Apparel 0.2%
De’Longhi S.p.A.	826	17,615
Geox S.p.A. *(b)	3,523	12,576
Indesit Co. S.p.A. *	1,248	17,836
Prada S.p.A. (b)	1,700	12,053
Safilo Group S.p.A. *	644	13,386
Tod’s S.p.A.	112	12,436

		85,902

Consumer Services 0.2%
Autogrill S.p.A. *	3,304	27,788
Gtech S.p.A. (b)	1,430	34,112

		61,900

Energy 0.2%
ERG S.p.A.	3,016	42,349
Saras S.p.A. *	30,842	36,928

		79,277

Food & Staples Retailing 0.0%
MARR S.p.A.	182	2,853

Food, Beverage & Tobacco 0.1%
Davide Campari-Milano S.p.A.	2,652	20,488
Parmalat S.p.A.	8,750	29,390

		49,878

Health Care Equipment & Services 0.0%
Sorin S.p.A. *	4,830	12,215

Insurance 0.1%
Mediolanum S.p.A.	1,277	9,512
Societa Cattolica di Assicurazioni Scarl	756	16,510
Unipol Gruppo Finanziario S.p.A.	3,874	21,177

		47,199

Materials 0.1%
Buzzi Unicem S.p.A.	2,925	44,423

Media 0.1%
RCS MediaGroup S.p.A. *	11,518	17,720

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Recordati S.p.A.	1,274	20,809

Real Estate 0.0%
Beni Stabili S.p.A.	18,252	14,858

Retailing 0.0%
World Duty Free S.p.A. *	416	4,784

Technology Hardware & Equipment 0.0%
Esprinet S.p.A.	312	2,904

Transportation 0.2%
Ansaldo STS S.p.A.	1,773	18,777
ASTM S.p.A.	1,404	19,196
Societa Iniziative Autostradali e Servizi S.p.A.	1,876	21,189

		59,162

Utilities 0.4%
ACEA S.p.A.	2,156	29,307
Enel Green Power S.p.A.	14,911	41,246
Hera S.p.A.	17,766	50,032

See financial notes 51

 Schwab Fundamental International Small Company Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Iren S.p.A.	20,454	28,963

		149,548

		876,033

Japan 37.6%

Automobiles & Components 3.2%
Aisan Industry Co., Ltd.	1,700	14,008
Akebono Brake Industry Co., Ltd.	2,800	12,452
Calsonic Kansei Corp.	10,000	57,756
Exedy Corp.	1,400	38,785
FCC Co., Ltd. (b)	1,400	24,123
Futaba Industrial Co., Ltd.	5,600	31,265
G-Tekt Corp.	400	4,189
Keihin Corp.	2,800	39,594
Koito Manufacturing Co., Ltd.	3,300	90,279
KYB Co., Ltd.	3,000	14,150
Mitsuba Corp.	300	4,961
Mitsubishi Motors Corp.	4,200	47,828
Musashi Seimitsu Industry Co., Ltd.	1,400	31,683
NGK Spark Plug Co., Ltd.	2,500	73,038
Nifco, Inc.	1,400	47,370
Nippon Seiki Co., Ltd.	1,000	22,313
Nissan Shatai Co., Ltd.	3,500	55,894
Nissin Kogyo Co., Ltd.	1,400	25,309
NOK Corp.	2,800	60,590
Pacific Industrial Co., Ltd.	800	6,007
Press Kogyo Co., Ltd.	1,000	4,014
Riken Corp.	1,000	4,370
Sanden Corp.	3,000	18,251
Showa Corp.	1,500	16,850
Tachi-S Co., Ltd.	1,400	21,185
Takata Corp.	1,400	27,815
The Yokohama Rubber Co., Ltd.	5,500	48,920
Tokai Rika Co., Ltd.	2,800	55,658
Tokai Rubber Industries Ltd.	1,500	14,266
Topre Corp.	400	6,118
Toyo Tire & Rubber Co., Ltd.	2,000	32,709
Toyoda Gosei Co., Ltd.	2,800	53,394
Toyota Boshoku Corp. (b)	4,200	46,009
TS Tech Co., Ltd.	1,100	29,521
Unipres Corp.	2,800	55,388
Yorozu Corp. (b)	1,400	22,775

		1,158,837

Banks 2.0%
Aozora Bank Ltd.	10,000	34,172
Fukuoka Financial Group, Inc.	14,000	67,921
Hokuhoku Financial Group, Inc.	28,000	55,792
North Pacific Bank Ltd.	1,400	5,687
Senshu Ikeda Holdings, Inc.	600	3,177
Seven Bank Ltd.	8,400	34,122
Shinsei Bank Ltd.	18,000	37,946
Suruga Bank Ltd.	1,000	19,021
The 77 Bank Ltd.	3,000	16,201
The Awa Bank Ltd.	1,000	5,843
The Bank of Kyoto Ltd.	2,000	17,616
The Chiba Bank Ltd.	3,000	21,168
The Chugoku Bank Ltd.	1,800	27,272
The Daishi Bank Ltd.	5,000	17,953
The Gunma Bank Ltd.	5,000	29,504
The Hachijuni Bank Ltd.	4,000	24,181
The Higo Bank Ltd.	1,000	5,304
The Hiroshima Bank Ltd.	6,000	28,994
The Hyakugo Bank Ltd.	1,000	4,004
The Iyo Bank Ltd.	2,800	28,435
The Joyo Bank Ltd.	5,000	25,990
The Juroku Bank Ltd.	5,000	19,108
The Kagoshima Bank Ltd.	1,000	6,449
The Keiyo Bank Ltd.	1,000	5,140
The Musashino Bank Ltd.	500	17,134
The Nishi-Nippon City Bank Ltd.	14,000	36,656
The Ogaki Kyoritsu Bank Ltd.	14,000	38,812
The San-In Godo Bank Ltd.	1,000	7,056
The Shiga Bank Ltd.	1,000	5,795
The Shizuoka Bank Ltd.	6,000	62,319
TOMONY Holdings, Inc.	700	2,958
Yamaguchi Financial Group, Inc.	4,000	39,390

		751,120

Capital Goods 7.1%
Aica Kogyo Co., Ltd.	1,400	33,502
Amada Co., Ltd.	6,000	56,601
Asahi Diamond Industrial Co., Ltd.	1,400	19,676
Central Glass Co., Ltd.	14,000	52,154
Chiyoda Corp.	2,000	21,909
Chudenko Corp.	200	3,217
CKD Corp.	1,500	14,222
COMSYS Holdings Corp.	4,200	80,293
Daifuku Co., Ltd.	1,600	18,990
Daihen Corp.	1,000	4,043
DMG Mori Seiki Co., Ltd.	1,700	21,437
Ebara Corp.	13,000	73,456
Fuji Electric Co., Ltd.	14,000	67,787
Fuji Machine Manufacturing Co., Ltd.	1,500	14,295
Fujikura Ltd.	14,000	68,595
Fujitec Co., Ltd.	1,500	17,572
Furukawa Co., Ltd. (b)	4,000	9,241
Futaba Corp.	1,400	21,589
Glory Ltd.	1,400	42,383
GS Yuasa Corp.	8,000	48,207
Hazama Ando Corp.	600	4,430
Hitachi Construction Machinery Co., Ltd.	2,800	55,092
Hitachi Koki Co., Ltd.	1,400	11,792
Hitachi Zosen Corp.	2,900	14,237
Hoshizaki Electric Co., Ltd.	900	44,010
Inaba Denki Sangyo Co., Ltd.	1,400	47,976
Inabata & Co., Ltd.	2,900	28,837
Iseki & Co., Ltd.	1,000	2,686
Iwatani Corp.	9,000	70,347
Kandenko Co., Ltd.	4,000	21,562
Kanematsu Corp.	28,000	46,898
Keihan Electric Railway Co., Ltd.	14,000	62,126
Kitz Corp.	2,800	14,986
Komori Corp.	1,600	18,590
Kuroda Electric Co., Ltd.	2,800	43,125
Kyowa Exeo Corp.	4,200	57,369
Kyudenko Corp.	1,000	11,657
Mabuchi Motor Co., Ltd.	300	25,528
Maeda Corp.	2,800	25,578
Maeda Road Construction Co., Ltd.	2,000	33,749
Makino Milling Machine Co., Ltd.	1,000	7,431
Meidensha Corp.	1,000	4,024
Minebea Co., Ltd.	7,000	87,732
Mirait Holdings Corp.	2,900	33,080

52 See financial notes

 Schwab Fundamental International Small Company Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
MISUMI Group, Inc.	1,400	43,596
Miura Co., Ltd.	800	27,646
Nabtesco Corp.	1,400	32,276
Nachi-Fujikoshi Corp.	3,000	19,984
Namura Shipbuilding Co., Ltd.	400	3,723
NGK Insulators Ltd.	3,500	88,271
Nichias Corp.	2,600	17,369
Nichiha Corp.	300	3,078
Nippo Corp.	1,500	29,513
Nippon Densetsu Kogyo Co., Ltd.	1,000	16,769
Nippon Steel & Sumikin Bussan Corp.	2,000	7,836
Nishimatsu Construction Co., Ltd.	14,000	74,794
Nishio Rent All Co., Ltd.	100	4,582
Nisshinbo Holdings, Inc.	4,000	37,310
Nitta Corp.	100	2,441
Nitto Boseki Co., Ltd.	1,000	4,149
Nitto Kogyo Corp.	100	2,069
Noritz Corp.	1,400	24,109
NTN Corp.	14,000	58,892
Oiles Corp.	100	2,534
OKUMA Corp.	1,400	11,253
Okumura Corp.	3,000	17,558
OSG Corp.	1,400	23,921
Penta-Ocean Construction Co., Ltd.	7,500	27,579
Ryobi Ltd.	3,000	8,952
Sanki Engineering Co., Ltd. (b)	5,000	38,071
Sankyo Tateyama, Inc.	1,400	27,088
Sanwa Holdings Corp.	4,000	29,302
Shinmaywa Industries Ltd.	2,400	23,588
SHO-BOND Holdings Co., Ltd.	100	4,158
Sintokogio Ltd.	1,400	9,380
Tadano Ltd.	1,300	23,401
Taikisha Ltd.	1,400	33,246
Takara Standard Co., Ltd.	2,400	21,254
Takasago Thermal Engineering Co., Ltd.	1,500	18,944
The Japan Steel Works Ltd.	9,000	38,899
The Nippon Road Co., Ltd.	2,000	11,262
THK Co., Ltd.	2,800	66,385
Toa Corp. (b)	4,000	7,431
Toda Corp.	8,000	42,201
Toshiba Machine Co., Ltd.	1,000	4,428
Toshiba Plant Systems & Services Corp.	1,500	25,398
Totetsu Kogyo Co., Ltd.	400	9,926
Toyo Engineering Corp.	4,000	19,368
Trusco Nakayama Corp.	1,400	36,049
Tsubakimoto Chain Co.	2,600	22,175
Ushio, Inc.	2,800	31,373
Yamazen Corp.	1,700	12,960
Yuasa Trading Co., Ltd.	3,000	6,295

		2,614,797

Commercial & Professional Services 0.9%
Aeon Delight Co., Ltd.	700	17,203
Daiseki Co., Ltd.	100	1,794
Duskin Co., Ltd.	1,500	26,655
Kokuyo Co., Ltd.	4,200	33,556
Meitec Corp.	100	3,225
Moshi Moshi Hotline, Inc.	1,400	13,840
Nissha Printing Co., Ltd.	1,400	18,193
Nomura Co., Ltd.	400	3,720
Okamura Corp.	1,000	8,182
Park24 Co., Ltd.	1,400	24,392
Sato Holdings Corp.	500	14,439
Sohgo Security Services Co., Ltd.	2,800	69,754
Temp Holdings Co., Ltd.	1,400	48,381
Toppan Forms Co., Ltd.	2,600	26,304

		309,638

Consumer Durables & Apparel 2.0%
Alpine Electronics, Inc.	1,500	23,940
Asics Corp.	2,800	57,437
Casio Computer Co., Ltd.	5,500	95,933
Fujitsu General Ltd.	1,000	13,919
Funai Electric Co., Ltd.	1,800	19,597
Gunze Ltd.	14,000	39,621
Haseko Corp.	5,200	43,098
Heiwa Corp.	200	4,572
Kurabo Industries Ltd.	14,000	24,797
Misawa Homes Co., Ltd.	200	2,222
Mizuno Corp.	1,000	5,814
Onward Holdings Co., Ltd.	5,000	33,402
PanaHome Corp.	1,400	10,134
Pioneer Corp. *	16,800	52,235
Rinnai Corp.	400	35,539
Roland Corp.	200	3,635
Sangetsu Co., Ltd.	1,400	38,057
Sankyo Co., Ltd.	1,300	49,868
Seiren Co., Ltd.	400	3,600
Tamron Co., Ltd.	1,400	29,432
Token Corp.	260	11,851
Tomy Co., Ltd. (b)	2,800	15,255
TSI Holdings Co., Ltd.	5,600	38,650
Wacoal Holdings Corp.	3,000	29,831
Yamaha Corp.	4,400	63,193

		745,632

Consumer Services 0.8%
Accordia Golf Co., Ltd.	1,500	17,962
Doutor Nichires Holdings Co., Ltd.	1,100	18,032
Dynam Japan Holdings Co., Ltd.	1,800	4,831
HIS Co., Ltd.	800	23,911
McDonald’s Holdings Co. Japan Ltd. (b)	1,400	34,567
MOS Food Services, Inc.	1,400	29,918
Plenus Co., Ltd.	1,400	33,570
Resorttrust, Inc.	1,300	28,569
Round One Corp.	1,900	12,382
Royal Holdings Co., Ltd.	1,400	23,004
Saizeriya Co., Ltd.	1,400	19,150
St Marc Holdings Co., Ltd.	100	5,660
Tokyo Dome Corp.	1,000	4,640
Yoshinoya Holdings Co., Ltd. (b)	1,500	18,540
Zensho Holdings Co., Ltd. (b)	1,400	13,072

		287,808

Diversified Financials 0.7%
Acom Co., Ltd. *	7,200	24,951
AEON Financial Service Co., Ltd.	1,200	27,885
Aiful Corp. *(b)	7,150	31,660
Century Tokyo Leasing Corp.	400	11,840
Daiwa Securities Group, Inc.	4,000	32,578
Fuyo General Lease Co., Ltd.	100	4,009
Hitachi Capital Corp.	1,400	36,872
Jaccs Co., Ltd.	1,000	5,833
Mitsubishi UFJ Lease & Finance Co., Ltd.	4,800	25,644
Orient Corp. *	12,600	29,109

See financial notes 53

 Schwab Fundamental International Small Company Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
SBI Holdings, Inc.	2,600	30,834

		261,215

Energy 0.2%
Japan Petroleum Exploration Co.	900	35,087
San-Ai Oil Co., Ltd.	2,000	15,344
Shinko Plantech Co., Ltd.	1,400	10,875

		61,306

Food & Staples Retailing 1.5%
Ain Pharmaciez, Inc.	700	33,893
Arcs Co., Ltd.	1,400	29,648
Cawachi Ltd.	1,400	24,433
Cocokara fine, Inc.	1,300	34,451
Cosmos Pharmaceutical Corp.	100	12,485
FamilyMart Co., Ltd.	1,400	58,757
Heiwado Co., Ltd.	1,500	24,402
Kato Sangyo Co., Ltd.	1,400	30,565
Matsumotokiyoshi Holdings Co., Ltd.	1,400	44,270
Ministop Co., Ltd.	100	1,492
Mitsubishi Shokuhin Co., Ltd.	800	18,906
San-A Co., Ltd.	200	7,123
Sugi Holdings Co., Ltd.	1,100	45,849
Sundrug Co., Ltd. (b)	900	40,025
Tsuruha Holdings, Inc.	800	43,741
Valor Co., Ltd.	2,800	44,930
Welcia Holdings Co., Ltd.	200	5,881
Yaoko Co., Ltd.	100	6,016
Yokohama Reito Co., Ltd.	4,200	33,395

		540,262

Food, Beverage & Tobacco 2.4%
Calbee, Inc.	1,400	48,380
Coca-Cola East Japan Co., Ltd.	1,500	37,556
Dydo Drinco, Inc.	100	4,245
Ezaki Glico Co., Ltd.	2,000	39,120
Fuji Oil Co., Ltd.	2,000	32,921
Hokuto Corp.	1,400	26,495
House Foods Group, Inc. (b)	2,800	50,294
Ito En Ltd. (b)	1,400	32,600
Itoham Foods, Inc.	14,000	67,652
J-Oil Mills, Inc.	1,000	3,321
Kagome Co., Ltd. (b)	2,800	47,302
Kikkoman Corp.	2,500	54,820
Megmilk Snow Brand Co., Ltd.	2,800	36,818
Mitsui Sugar Co., Ltd.	1,000	3,764
Morinaga & Co., Ltd.	14,000	29,783
Morinaga Milk Industry Co., Ltd.	14,000	48,919
Nichirei Corp.	14,000	66,035
Nippon Flour Mills Co., Ltd.	3,000	15,103
Nippon Suisan Kaisha Ltd. *	10,000	29,071
Prima Meat Packers Ltd.	5,000	13,765
Sapporo Holdings Ltd.	14,000	59,970
Takara Holdings, Inc.	2,500	21,659
The Nisshin Oillio Group Ltd.	6,000	21,197
Warabeya Nichiyo Co., Ltd.	1,400	26,764
Yakult Honsha Co., Ltd.	1,400	76,950

		894,504

Health Care Equipment & Services 0.7%
Hogy Medical Co., Ltd.	100	5,612
Miraca Holdings, Inc.	1,400	65,226
Nichii Gakkan Co.	2,800	23,584
Nihon Kohden Corp.	500	27,723
Nikkiso Co., Ltd.	200	2,375
Nipro Corp.	4,200	37,114
Paramount Bed Holdings Co., Ltd.	100	3,085
Ship Healthcare Holdings, Inc.	100	3,196
Sysmex Corp.	1,200	46,494
Toho Holdings Co., Ltd.	2,600	50,406

		264,815

Household & Personal Products 0.5%
Fancl Corp.	3,000	37,484
Kobayashi Pharmaceutical Co., Ltd.	500	32,103
Kose Corp.	800	34,962
Lion Corp.	5,000	29,070
Mandom Corp.	300	11,580
Pigeon Corp.	300	17,760
Pola Orbis Holdings, Inc.	500	19,733

		182,692

Insurance 0.1%
Sony Financial Holdings, Inc.	1,400	22,452

Materials 4.2%
ADEKA Corp.	3,000	40,083
Aichi Steel Corp.	5,000	19,348
Asahi Holdings, Inc.	1,400	24,770
Chugoku Marine Paints Ltd.	1,000	7,499
Daido Steel Co., Ltd. (b)	7,000	30,794
Daio Paper Corp.	3,000	26,741
Dowa Holdings Co., Ltd.	4,000	35,924
Earth Chemical Co., Ltd.	500	19,324
FP Corp.	600	19,319
Fuji Seal International, Inc.	600	20,244
Fujimori Kogyo Co., Ltd.	100	3,090
Hitachi Metals Ltd.	3,000	51,172
Hokuetsu Kishu Paper Co., Ltd.	6,500	28,907
Ishihara Sangyo Kaisha Ltd. *	14,000	12,398
Kansai Paint Co., Ltd.	2,000	31,804
Konishi Co., Ltd.	100	1,981
Kureha Corp.	4,000	19,753
Kyoei Steel Ltd.	1,400	25,969
Lintec Corp.	1,400	29,999
Maruichi Steel Tube Ltd.	1,300	34,588
Mitsubishi Gas Chemical Co., Inc.	13,000	84,218
Mitsubishi Steel Manufacturing Co., Ltd.	6,000	13,457
Nihon Parkerizing Co., Ltd.	1,400	32,222
Nippon Denko Co., Ltd.	6,000	15,883
Nippon Kayaku Co., Ltd.	2,000	24,604
Nippon Light Metal Holdings Co., Ltd.	7,400	11,825
Nippon Paint Co., Ltd.	1,600	39,644
Nippon Shokubai Co., Ltd.	3,000	36,444
Nippon Soda Co., Ltd.	3,500	18,496
Nippon Synthetic Chemical Industry Co., Ltd.	1,000	7,701
Nissan Chemical Industries Ltd.	2,800	50,564
Nisshin Steel Co., Ltd.	700	7,452
Nittetsu Mining Co., Ltd.	1,000	4,389
NOF Corp.	3,000	20,561
Pacific Metals Co., Ltd. *	6,000	25,355
Rengo Co., Ltd.	14,000	65,900
Sakata INX Corp.	400	3,758
Sanyo Chemical Industries Ltd.	1,000	6,623
Sanyo Special Steel Co., Ltd.	6,000	24,720
Sumitomo Bakelite Co., Ltd.	14,000	57,005
Sumitomo Osaka Cement Co., Ltd.	14,000	49,459

54 See financial notes

 Schwab Fundamental International Small Company Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Toagosei Co., Ltd.	13,000	54,310
Toho Zinc Co., Ltd.	6,000	25,528
Tokai Carbon Co., Ltd.	14,000	39,486
Tokuyama Corp.	15,000	49,670
Tokyo Ohka Kogyo Co., Ltd.	1,400	37,896
Tokyo Steel Manufacturing Co., Ltd. (b)	7,100	40,733
Topy Industries Ltd.	13,000	25,153
Toyo Ink SC Holdings Co., Ltd.	4,000	18,751
Toyo Kohan Co., Ltd.	2,500	13,886
Toyobo Co., Ltd.	28,000	44,203
UACJ Corp.	2,000	8,490
Yamato Kogyo Co., Ltd.	1,400	46,359
Yodogawa Steel Works Ltd. (b)	5,000	21,562
Zeon Corp.	3,000	30,409

		1,540,423

Media 0.6%
Asatsu-DK, Inc.	1,400	37,006
Avex Group Holdings, Inc.	1,300	21,311
CyberAgent, Inc.	400	13,708
Daiichikosho Co., Ltd.	1,400	40,901
Kadokawa Corp. (b)	300	7,800
SKY Perfect JSAT Holdings, Inc.	4,300	26,367
Toei Co., Ltd.	1,000	5,506
Toho Co., Ltd.	1,900	44,059
Tokyo Broadcasting System Holdings, Inc.	1,400	16,145
TV Asahi Holdings Corp.	400	6,923
Zenrin Co., Ltd.	1,100	12,865

		232,591

Pharmaceuticals, Biotechnology & Life Sciences 0.9%
Hisamitsu Pharmaceutical Co., Inc.	1,400	55,658
Kaken Pharmaceutical Co., Ltd.	500	12,615
Kissei Pharmaceutical Co., Ltd.	1,400	35,052
KYORIN Holdings, Inc.	1,400	31,468
Mochida Pharmaceutical Co., Ltd.	200	13,765
Nichi-iko Pharmaceutical Co., Ltd.	200	3,117
Nippon Shinyaku Co., Ltd.	500	15,907
Rohto Pharmaceutical Co., Ltd.	1,500	21,269
Santen Pharmaceutical Co., Ltd.	1,400	80,859
Sawai Pharmaceutical Co., Ltd.	200	11,416
Sumitomo Dainippon Pharma Co., Ltd.	1,500	20,402
Tsumura & Co. (b)	1,300	33,274

		334,802

Real Estate 1.3%
Advance Residence Investment Corp.	14	34,527
Aeon Mall Co., Ltd.	1,400	30,551
Frontier Real Estate Investment Corp.	1	5,333
Japan Excellent, Inc.	5	6,743
Japan Prime Realty Investment Corp.	13	47,865
Japan Real Estate Investment Corp.	5	27,530
Japan Retail Fund Investment Corp. (b)	14	29,406
Kenedix Office Investment Corp.	1	5,545
Leopalace21 Corp. *	6,100	35,114
MID REIT, Inc.	1	2,402
Mori Trust Sogo REIT, Inc. (b)	13	23,939
Nippon Accommodations Fund, Inc.	1	3,639
Nippon Building Fund, Inc.	13	72,455
Nomura Real Estate Holdings, Inc.	1,400	25,295
Nomura Real Estate Office Fund, Inc.	6	27,838
NTT Urban Development Corp.	1,300	14,917
Orix JREIT, Inc.	14	18,773
Relo Holdings, Inc.	100	6,806
Tokyo Tatemono Co., Ltd.	2,000	17,134
Top REIT, Inc.	1	4,620
United Urban Investment Corp.	14	22,613

		463,045

Retailing 2.2%
ABC-Mart, Inc.	100	5,131
Adastria Holdings Co., Ltd. (b)	560	11,228
Alpen Co., Ltd.	100	1,606
AOKI Holdings, Inc.	200	2,395
Aoyama Trading Co., Ltd.	1,500	37,152
Arcland Sakamoto Co., Ltd.	300	6,954
ASKUL Corp.	100	2,406
Autobacs Seven Co., Ltd. (b)	2,800	44,796
Bic Camera, Inc. (b)	4,200	38,489
Canon Marketing Japan, Inc.	4,200	84,093
Chiyoda Co., Ltd.	1,300	27,368
DCM Holdings Co., Ltd. (b)	7,000	47,572
Don Quijote Holdings Co., Ltd.	1,300	68,951
Doshisha Co., Ltd.	1,400	25,336
Geo Holdings Corp.	2,800	24,608
Gulliver International Co., Ltd.	1,400	12,641
H2O Retailing Corp.	3,000	49,237
Happinet Corp.	400	7,393
Hikari Tsushin, Inc.	300	18,655
Izumi Co., Ltd.	1,400	43,866
Kohnan Shoji Co., Ltd.	1,700	17,886
Komeri Co., Ltd.	1,300	31,848
Rakuten, Inc.	2,600	33,687
Ryohin Keikaku Co., Ltd.	400	44,973
Sanrio Co., Ltd.	100	2,860
The Daiei, Inc. *(b)	31,100	39,217
United Arrows Ltd.	200	7,335
USS Co., Ltd.	2,800	46,224
Xebio Co., Ltd.	1,400	22,964

		806,871

Semiconductors & Semiconductor Equipment 0.5%
Advantest Corp.	3,900	45,350
Dainippon Screen Manufacturing Co., Ltd.	4,000	22,140
Disco Corp.	300	19,204
Sanken Electric Co., Ltd.	2,000	16,653
Shinko Electric Industries Co., Ltd.	2,800	20,484
Sumco Corp. (b)	4,200	36,225
Tokyo Seimitsu Co., Ltd.	500	8,399
Ulvac, Inc. *	1,700	22,926

		191,381

Software & Services 1.6%
Capcom Co., Ltd.	1,400	25,740
Dena Co., Ltd. (b)	1,400	17,466
DTS Corp.	300	6,541
Fuji Soft, Inc.	1,300	31,222
Gree, Inc. (b)	1,400	10,997
Internet Initiative Japan, Inc.	200	4,183
IT Holdings Corp.	4,200	77,543
Itochu Techno-Solutions Corp.	1,100	48,972
NEC Networks & System Integration Corp.	1,400	33,125
NET One Systems Co., Ltd. (b)	4,200	26,198

See financial notes 55

 Schwab Fundamental International Small Company Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Nexon Co., Ltd.	100	874
Nihon Unisys Ltd.	2,800	25,875
Nomura Research Institute Ltd.	1,500	47,432
NS Solutions Corp.	500	14,776
NSD Co., Ltd.	1,400	21,926
Obic Co., Ltd.	500	17,158
Otsuka Corp.	1,000	42,451
SCSK Corp.	400	11,440
Square Enix Holdings Co., Ltd.	1,500	34,509
Transcosmos, Inc.	1,400	28,449
Trend Micro, Inc.	1,400	45,146
Yahoo Japan Corp.	7,100	28,637

		600,660

Technology Hardware & Equipment 2.7%
Alps Electric Co., Ltd.	6,000	96,626
Amano Corp.	1,500	16,215
Anritsu Corp.	1,400	11,940
Azbil Corp.	1,500	38,032
Canon Electronics, Inc.	1,400	26,683
Citizen Holdings Co., Ltd.	8,400	59,755
Daiwabo Holdings Co., Ltd.	14,000	28,166
Eizo Corp.	500	12,995
Hamamatsu Photonics K.K.	900	42,841
Hirose Electric Co., Ltd. (b)	300	38,783
Hitachi High-Technologies Corp.	2,800	78,325
Hitachi Kokusai Electric, Inc.	1,000	15,498
Horiba Ltd.	500	18,795
Hosiden Corp. (b)	8,400	45,847
Japan Aviation Electronics Industry Ltd.	1,000	23,035
Macnica, Inc.	600	19,522
Melco Holdings, Inc.	1,400	30,484
Mitsumi Electric Co., Ltd.	7,500	61,510
Nichicon Corp.	1,400	10,229
Nippon Chemi-Con Corp. *	1,000	2,955
Oki Electric Industry Co., Ltd.	14,000	31,670
Riso Kagaku Corp.	500	16,220
Ryosan Co., Ltd.	2,800	61,614
Ryoyo Electro Corp.	400	4,432
Shimadzu Corp.	4,000	35,077
Siix Corp.	200	3,294
Taiyo Yuden Co., Ltd. (b)	2,800	28,300
The Nippon Signal Co., Ltd.	1,400	14,420
Toshiba TEC Corp.	5,000	31,670
Wacom Co., Ltd.	500	2,252
Yaskawa Electric Corp.	3,900	50,193
Yokogawa Electric Corp.	4,200	48,636

		1,006,014

Transportation 1.4%
Fukuyama Transporting Co., Ltd.	4,000	21,639
Hitachi Transport System, Ltd.	2,800	40,483
Japan Airport Terminal Co., Ltd. (b)	800	28,686
Keikyu Corp.	4,600	40,516
Keio Corp.	8,000	61,838
Keisei Electric Railway Co., Ltd.	2,600	26,930
Kintetsu World Express, Inc.	500	19,902
Konoike Transport Co., Ltd.	200	4,293
Mitsubishi Logistics Corp.	1,500	22,510
Mitsui-Soko Co., Ltd.	1,000	4,187
Nankai Electric Railway Co., Ltd.	10,000	49,189
Nippon Konpo Unyu Soko Co., Ltd.	2,800	49,620
Nishi-Nippon Railroad Co., Ltd.	14,000	55,119
Sankyu, Inc.	13,000	65,197
Senko Co., Ltd.	1,000	4,938
Sotetsu Holdings, Inc.	6,000	23,565
The Sumitomo Warehouse Co., Ltd.	1,000	5,400

		524,012

Utilities 0.1%
The Okinawa Electric Power Co., Inc.	1,400	45,618

		13,840,495

Luxembourg 0.4%

Banks 0.0%
Espirito Santo Financial Group S.A. *(d)(e)	8,470	3,305

Commercial & Professional Services 0.1%
Regus plc	8,218	23,584

Consumer Durables & Apparel 0.1%
Samsonite International S.A.	9,600	33,135

Household & Personal Products 0.1%
Oriflame Cosmetics S.A. (b)	1,300	24,895

Materials 0.1%
Ternium S.A.	1,625	42,461

Semiconductors & Semiconductor Equipment 0.0%
Magnachip Semiconductor Corp. *	1,092	13,464

Telecommunication Services 0.0%
Colt Group S.A. *	2,756	6,715

		147,559

Netherlands 2.0%

Capital Goods 0.5%
Aalberts Industries N.V.	1,430	39,735
AerCap Holdings N.V. *	1,079	51,199
Arcadis N.V.	936	30,995
Heijmans N.V. CVA	169	2,345
Royal Imtech N.V. *(b)	25,987	13,144
Sensata Technologies Holding N.V. *	572	28,125
TKH Group N.V.	624	21,124

		186,667

Commercial & Professional Services 0.1%
USG People N.V.	4,004	51,691

Consumer Durables & Apparel 0.1%
TomTom N.V. *	2,782	21,393

Diversified Financials 0.0%
BinckBank N.V.	1,134	12,438

Energy 0.3%
Core Laboratories N.V.	154	24,330
Koninklijke Vopak N.V.	676	34,745
SBM Offshore N.V. *	3,250	49,894

		108,969

Food & Staples Retailing 0.1%
Sligro Food Group N.V.	208	8,239
X5 Retail Group N.V. *	2,080	39,395

		47,634

Food, Beverage & Tobacco 0.2%
Corbion N.V.	2,743	46,031

56 See financial notes

 Schwab Fundamental International Small Company Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Koninklijke Wessanen N.V.	4,082	22,744

		68,775

Materials 0.1%
Koninklijke Ten Cate N.V.	1,008	24,981

Real Estate 0.4%
Corio N.V.	1,176	63,332
Eurocommercial Properties N.V.	429	21,128
Vastned Retail N.V.	429	20,925
Wereldhave N.V.	338	31,187

		136,572

Semiconductors & Semiconductor Equipment 0.2%
ASM International N.V.	742	28,881
NXP Semiconductor N.V. *	663	45,429

		74,310

Software & Services 0.0%
Yandex N.V., Class A *	130	3,696

		737,126

New Zealand 0.7%

Consumer Services 0.1%
SKYCITY Entertainment Group Ltd.	9,100	28,795

Energy 0.0%
Z Energy Ltd.	1,222	4,082

Health Care Equipment & Services 0.1%
Fisher & Paykel Healthcare Corp., Ltd.	4,875	20,894

Materials 0.1%
Nuplex Industries Ltd.	8,246	21,053

Media 0.1%
SKY Network Television Ltd.	5,902	32,608

Real Estate 0.0%
Kiwi Income Property Trust	12,610	12,614

Telecommunication Services 0.1%
Chorus Ltd.	17,024	25,010

Transportation 0.1%
Air New Zealand Ltd.	10,647	19,563
Auckland International Airport Ltd.	6,022	18,501
Mainfreight Ltd.	1,260	15,958

		54,022

Utilities 0.1%
Contact Energy Ltd.	5,404	25,107
Infratil Ltd.	9,142	18,481
Mighty River Power Ltd.	2,080	4,196

		47,784

		246,862

Norway 1.1%

Banks 0.1%
Sparebank 1 Nord Norge	559	3,339
SpareBank 1 SR Bank A.S.A.	1,988	19,632
Sparebanken 1 SMN	1,932	18,140

		41,111

Capital Goods 0.1%
Vard Holdings Ltd. *	26,000	21,251

Commercial & Professional Services 0.0%
Tomra Systems A.S.A.	1,820	15,394

Energy 0.2%
Fred. Olsen Energy A.S.A.	784	18,441
Kvaerner A.S.A.	7,533	12,987
TGS Nopec Geophysical Co. A.S.A.	1,694	47,717

		79,145

Food, Beverage & Tobacco 0.1%
Austevoll Seafood A.S.A.	2,296	14,645
Cermaq A.S.A.	1,680	22,165
Leroy Seafood Group A.S.A.	448	16,608

		53,418

Insurance 0.2%
Gjensidige Forsikring A.S.A.	2,506	52,293
Storebrand A.S.A. *	4,472	24,904

		77,197

Materials 0.0%
Borregaard A.S.A.	416	2,916

Media 0.1%
Schibsted A.S.A.	598	30,446

Semiconductors & Semiconductor Equipment 0.2%
REC Silicon A.S.A. *	105,118	56,803

Software & Services 0.1%
Atea A.S.A.	2,324	28,311

Transportation 0.0%
Golden Ocean Group Ltd.	9,841	16,250

		422,242

Portugal 0.3%

Banks 0.1%
Banco BPI S.A. - Reg’d *	7,995	15,417
Banco Espirito Santo S.A. - Reg’d *(d)(e)	45,383	—

		15,417

Capital Goods 0.0%
Mota-Engil, SGPS, S.A.	468	2,892

Food & Staples Retailing 0.2%
Jeronimo Martins, SGPS, S.A.	2,756	37,428
Sonae, SGPS, S.A.	25,779	39,321

		76,749

Materials 0.0%
Semapa-Sociedade de Investimento e Gestao	416	5,652

Media 0.0%
NOS, SGPS	2,590	15,147

Utilities 0.0%
REN - Redes Energeticas Nacionais, SGPS, S.A.	3,432	12,274

		128,131

Singapore 1.9%

Capital Goods 0.4%
COSCO Corp. Singapore Ltd. (b)	28,000	16,267
Sembcorp Marine Ltd.	14,000	44,425

See financial notes 57

 Schwab Fundamental International Small Company Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Singapore Technologies Engineering Ltd.	18,000	52,790
United Engineers Ltd.	14,000	31,972

		145,454

Consumer Services 0.1%
Genting Singapore plc	26,000	25,418

Diversified Financials 0.1%
Singapore Exchange Ltd.	4,600	26,834

Food & Staples Retailing 0.1%
Olam International Ltd. (b)	26,000	55,211

Food, Beverage & Tobacco 0.1%
Golden Agri-Resources Ltd.	130,000	53,127

Real Estate 0.7%
Ascendas Real Estate Investment Trust	14,000	26,363
CapitaCommercial Trust	14,000	19,071
CapitaLand Ltd.	26,000	69,169
CapitaMall Trust	14,000	22,437
City Developments Ltd.	6,000	48,223
Global Logistic Properties Ltd.	13,000	29,689
Keppel Land Ltd.	3,000	8,342
Suntec Real Estate Investment Trust	14,000	20,474
UOL Group Ltd.	3,000	15,265

		259,033

Semiconductors & Semiconductor Equipment 0.0%
Kulicke & Soffa Industries, Inc. *	299	4,392

Telecommunication Services 0.1%
M1 Ltd.	5,800	17,661
StarHub Ltd.	7,000	23,278

		40,939

Transportation 0.3%
Neptune Orient Lines Ltd. *(b)	42,000	33,823
SATS Ltd.	13,000	31,564
Singapore Post Ltd.	14,000	19,352
SMRT Corp., Ltd.	14,000	17,557

		102,296

		712,704

Spain 2.2%

Banks 0.5%
Bankia S.A. *	60,411	117,132
Bankinter S.A.	7,319	60,746
Liberbank S.A. *	3,536	3,288

		181,166

Capital Goods 0.7%
Abengoa S.A.	312	1,882
Abengoa S.A. B Shares (b)	14,800	85,192
Construcciones y Auxiliar de Ferrocarriles S.A.	29	11,492
Duro Felguera S.A.	585	3,275
Gamesa Corp. Tecnologica S.A. *	6,594	83,156
Obrascon Huarte Lain S.A.	663	24,326
Sacyr S.A. *	3,549	19,933
Zardoya Otis S.A.	2,067	30,058

		259,314

Commercial & Professional Services 0.1%
Prosegur Cia de Seguridad S.A.	3,220	21,885

Consumer Services 0.0%
Melia Hotels International S.A.	247	2,753
NH Hotel Group S.A. *	494	2,658

		5,411

Diversified Financials 0.1%
Bolsas y Mercados Espanoles S.A.	806	33,426

Energy 0.1%
Tecnicas Reunidas S.A.	364	19,953

Food, Beverage & Tobacco 0.2%
Ebro Foods S.A.	1,703	34,545
Viscofan S.A.	560	31,298

		65,843

Insurance 0.1%
Grupo Catalana Occidente S.A.	550	18,669

Materials 0.1%
Acerinox S.A.	4,046	62,087
Vidrala S.A.	78	3,591

		65,678

Media 0.1%
Atresmedia Corp de Medios de Comunicaion S.A.	936	13,697
Mediaset Espana Comunicacion S.A. *	3,549	40,736
Promotora de Informaciones S.A., Class A *	23,465	9,427

		63,860

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Almirall S.A. *	871	13,687
Grifols S.A.	770	33,473

		47,160

Software & Services 0.1%
Indra Sistemas S.A.	2,938	44,272

		826,637

Sweden 2.1%

Capital Goods 0.4%
B&B Tools AB, B Shares	208	4,371
Haldex AB	1,352	17,455
Indutrade AB	403	17,400
Lindab International AB *	1,400	13,455
Nibe Industrier AB, B Shares	624	17,276
Peab AB	6,123	43,916
Saab AB, Class B	1,358	36,720

		150,593

Commercial & Professional Services 0.2%
AF AB, B Shares	195	3,203
Intrum Justitia AB	770	23,935
Loomis AB, B Shares	1,261	37,443

		64,581

Consumer Durables & Apparel 0.2%
JM AB	1,378	44,970
Nobia AB	2,041	15,370

		60,340

Consumer Services 0.0%
Betsson AB *	117	4,045

58 See financial notes

 Schwab Fundamental International Small Company Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Diversified Financials 0.2%
Lundbergforetagen AB, B Shares	533	23,190
Ratos AB, B Shares	6,071	49,334

		72,524

Energy 0.1%
Lundin Petroleum AB *	1,105	20,638

Food & Staples Retailing 0.1%
Axfood AB	468	23,342

Food, Beverage & Tobacco 0.0%
AAK AB	238	13,991

Health Care Equipment & Services 0.1%
Elekta AB, B Shares (b)	1,950	22,280

Materials 0.2%
BillerudKorsnas AB	2,028	29,411
Hexpol AB	210	17,788
Holmen AB, B Shares	1,378	44,060

		91,259

Media 0.1%
Eniro AB *	2,548	7,138
Modern Times Group AB, B Shares	949	35,857

		42,995

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Meda AB, A Shares	3,262	44,008

Real Estate 0.2%
Castellum AB	1,400	22,894
Fabege AB	1,560	20,565
Kungsleden AB	2,691	18,297

		61,756

Retailing 0.1%
Bilia AB	676	18,085
Clas Ohlson AB, B Shares	715	13,718

		31,803

Technology Hardware & Equipment 0.1%
Hexagon AB, B Shares	1,330	43,613

Transportation 0.0%
SAS AB *	11,060	17,928

		765,696

Switzerland 3.2%

Banks 0.1%
Banque Cantonale Vaudoise - Reg’d	42	22,906
Valiant Holding AG - Reg’d	238	22,310

		45,216

Capital Goods 0.7%
AFG Arbonia-Forster Holding AG - Reg’d *	481	12,552
Belimo Holding AG - Reg’d	4	10,478
Bucher Industries AG - Reg’d	84	25,039
Daetwyler Holding AG	112	14,834
Georg Fischer AG - Reg’d *	91	60,312
Implenia AG - Reg’d *	252	15,931
Meyer Burger Technology AG *	1,170	12,749
OC Oerlikon Corp. AG - Reg’d *	1,988	28,219
Rieter Holding AG - Reg’d *	78	17,493
Sulzer AG - Reg’d	392	52,133

		249,740

Commercial & Professional Services 0.2%
DKSH Holding AG	308	24,213
Gategroup Holding AG *	897	22,576
Kaba Holding AG, B Shares - Reg’d *	42	20,694

		67,483

Consumer Durables & Apparel 0.1%
Forbo Holding AG - Reg’d *	18	18,583

Consumer Services 0.1%
Kuoni Reisen Holding AG - Reg’d *	94	27,763

Diversified Financials 0.4%
GAM Holding AG *	3,237	63,089
Julius Baer Group Ltd. *	1,274	58,049
Partners Group Holding AG	84	22,214

		143,352

Food, Beverage & Tobacco 0.1%
Barry Callebaut AG - Reg’d *	19	23,339
Emmi AG - Reg’d *	70	25,414

		48,753

Health Care Equipment & Services 0.3%
Nobel Biocare Holding AG - Reg’d *	2,145	39,113
Sonova Holding AG - Reg’d	322	51,613
Straumann Holding AG - Reg’d	78	19,137

		109,863

Insurance 0.1%
Helvetia Holding AG - Reg’d	84	41,869

Materials 0.2%
Ems-Chemie Holding AG - Reg’d	65	28,318
Ferrexpo plc	1,586	3,479
Schmolz + Bickenbach AG - Reg’d *	19,740	28,451

		60,248

Pharmaceuticals, Biotechnology & Life Sciences 0.3%
Actelion Ltd. - Reg’d *	624	76,787
Galenica AG - Reg’d	46	43,697

		120,484

Real Estate 0.1%
Allreal Holding AG - Reg’d *	84	11,547
Swiss Prime Site AG - Reg’d *	299	23,931

		35,478

Retailing 0.2%
Dufry AG - Reg’d *	182	31,100
Valora Holding AG - Reg’d *	104	24,074

		55,174

Software & Services 0.0%
Temenos Group AG - Reg’d *	455	17,637

Technology Hardware & Equipment 0.1%
Kudelski S.A.	182	2,722
Logitech International S.A. - Reg’d	3,653	50,257

		52,979

Transportation 0.2%
Flughafen Zuerich AG - Reg’d	42	27,516
Panalpina Welttransport Holding AG - Reg’d	299	42,539

		70,055

See financial notes 59

 Schwab Fundamental International Small Company Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Utilities 0.0%
Alpiq Holding AG - Reg’d *	39	4,254

		1,168,931

United Kingdom 12.9%

Banks 0.0%
The Paragon Group of Cos. plc	2,054	11,765

Capital Goods 1.8%
Ashtead Group plc	4,004	65,133
Bodycote plc	2,951	34,061
Brammer plc	377	2,692
Chemring Group plc	6,300	23,986
Fenner plc	3,003	18,144
Galliford Try plc	1,690	36,346
HellermannTyton Group plc	663	3,369
Interserve plc	3,263	35,874
Keller Group plc	1,988	30,358
Kier Group plc	910	25,767
Lavendon Group plc	4,494	14,796
Melrose Industries plc	7,800	35,325
Morgan Advanced Materials plc	6,202	32,764
Morgan Sindall Group plc	2,067	28,835
QinetiQ Group plc	15,106	54,339
Rotork plc	650	29,751
Senior plc	5,012	23,798
Speedy Hire plc	19,810	20,974
Spirax-Sarco Engineering plc	780	38,343
Ultra Electronics Holdings plc	910	26,976
Vesuvius plc	9,074	70,074

		651,705

Commercial & Professional Services 1.2%
Berendsen plc	3,354	59,433
Cape plc	4,238	21,889
De La Rue plc	3,289	38,836
HomeServe plc	5,018	26,893
Intertek Group plc	1,261	58,659
Mears Group plc	1,664	13,016
Michael Page International plc	5,850	44,273
Mitie Group plc	8,424	44,181
PayPoint plc	182	3,240
Rentokil Initial plc	27,248	57,380
RPS Group plc	4,277	19,753
Shanks Group plc	13,507	23,722
WS Atkins plc	1,235	28,571

		439,846

Consumer Durables & Apparel 0.6%
Bellway plc	2,028	53,753
Berkeley Group Holdings plc	882	35,125
Bovis Homes Group plc	1,526	21,390
Crest Nicholson Holdings plc	637	3,796
Guinness Peat Group plc *	62,296	32,853
Persimmon plc *	3,978	87,469
The Vitec Group plc	312	3,134

		237,520

Consumer Services 0.9%
Betfair Group plc	1,053	19,097
Bwin.Party Digital Entertainment plc	1,521	2,281
Dignity plc	130	3,092
Enterprise Inns plc *	25,337	52,598
Greene King plc	3,757	51,444
J.D. Wetherspoon plc	1,911	23,628
Ladbrokes plc	23,075	51,006
Marston’s plc	15,940	39,232
Merlin Entertainments plc (c)	507	2,896
Mitchells & Butlers plc *	6,526	44,458
Spirit Pub Co. plc	15,600	19,495
The Restaurant Group plc	2,380	25,455

		334,682

Diversified Financials 1.5%
Aberdeen Asset Management plc	6,300	45,450
Ashmore Group plc (b)	3,780	22,097
Brewin Dolphin Holdings plc	559	2,739
Close Brothers Group plc	1,742	39,143
Hargreaves Lansdown plc	156	2,907
Henderson Group plc	11,895	45,851
IG Group Holdings plc	4,228	42,621
Intermediate Capital Group plc	5,530	37,471
International Personal Finance plc	3,406	29,216
Investec plc	7,420	67,590
Jupiter Fund Management plc	3,500	21,826
London Stock Exchange Group plc	2,002	67,926
Provident Financial plc	1,768	62,805
Schroders plc	780	31,556
Tullett Prebon plc	5,304	23,827

		543,025

Energy 0.3%
Afren plc *	2,236	3,620
EnQuest plc *	11,648	23,310
Hargreaves Services plc	854	11,226
Hunting plc	1,950	28,790
Premier Oil plc	5,590	32,307

		99,253

Food & Staples Retailing 0.1%
Greggs plc	4,134	37,554

Food, Beverage & Tobacco 0.3%
Britvic plc	2,223	25,326
Cranswick plc	1,263	27,834
Dairy Crest Group plc	5,096	34,962
Devro plc	715	2,897
Greencore Group plc	5,278	23,342
Premier Foods plc *	9,893	7,065

		121,426

Health Care Equipment & Services 0.1%
Synergy Health plc	826	20,577

Household & Personal Products 0.1%
PZ Cussons plc	4,225	25,863

Insurance 0.9%
Admiral Group plc	2,392	53,033
Beazley plc	6,860	28,710
Catlin Group Ltd.	7,210	61,546
Hiscox Ltd.	4,706	50,723
Jardine Lloyd Thompson Group plc	1,274	21,962
Lancashire Holdings Ltd.	5,200	54,104
Phoenix Group Holdings	3,900	47,994
St. James’s Place plc	377	4,489

		322,561

60 See financial notes

 Schwab Fundamental International Small Company Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Materials 0.9%
African Barrick Gold plc	4,459	17,299
Alent plc	3,444	20,076
Croda International plc	1,064	38,557
DS Smith plc	11,752	55,428
Elementis plc	4,576	21,324
Essentra plc	1,834	26,103
Evraz plc	35,750	66,971
Polyus Gold International Ltd. *	1,014	3,187
Randgold Resources Ltd.	403	34,033
RPC Group plc	2,600	24,483
Synthomer plc	3,374	13,140
Victrex plc	624	18,011

		338,612

Media 0.3%
Daily Mail & General Trust plc, A Shares	1,599	23,050
Trinity Mirror plc *	14,625	50,034
UBM plc	5,122	53,846

		126,930

Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Genus plc	602	11,238
Hikma Pharmaceuticals plc	702	20,134

		31,372

Real Estate 0.8%
Derwent London plc	406	18,819
Hammerson plc	6,669	67,284
Intu Properties plc	8,512	48,346
Savills plc	2,268	24,238
SEGRO plc	9,464	58,170
Shaftesbury plc	273	3,105
The British Land Co. plc	6,890	83,588

		303,550

Retailing 0.9%
Debenhams plc	42,700	47,122
Dixons Carphone plc	17,914	102,521
Dunelm Group plc	208	3,040
Halfords Group plc	5,915	46,857
Howden Joinery Group plc	3,262	19,145
John Menzies plc	1,470	15,124
Lookers plc	8,281	19,426
N Brown Group plc	2,158	15,877
Pendragon plc	18,928	9,980
Sports Direct International plc *	1,378	16,603
WH Smith plc	2,717	52,117

		347,812

Semiconductors & Semiconductor Equipment 0.2%
ARM Holdings plc	2,431	39,202
CSR plc	2,184	28,509

		67,711

Software & Services 0.2%
AVEVA Group plc	364	12,731
Fidessa Group plc	392	14,895
Micro Focus International plc	1,736	25,126
Moneysupermarket.com Group plc	1,222	3,967
Playtech plc	325	3,886
Telecity Group plc	260	3,200
Xchanging plc	6,422	19,651

		83,456

Technology Hardware & Equipment 0.7%
Domino Printing Sciences plc	1,391	13,387
Electrocomponents plc	10,413	42,248
Halma plc	3,341	34,290
Laird plc	6,708	32,463
Pace plc	4,270	23,472
Premier Farnell plc	7,007	22,703
Spectris plc	1,183	38,252
Spirent Communications plc	15,600	26,711
TT electronics plc	5,530	15,613

		249,139

Telecommunication Services 0.2%
Jazztel plc *	234	3,054
Kcom Group plc	10,164	16,753
TalkTalk Telecom Group plc	7,865	39,486

		59,293

Transportation 0.8%
BBA Aviation plc	8,526	45,763
easyJet plc	1,988	44,076
Go-Ahead Group plc	988	36,147
National Express Group plc	14,560	61,999
Northgate plc	5,642	47,693
Royal Mail plc	1,378	10,216
Stagecoach Group plc	5,538	33,662
Stobart Group Ltd.	6,706	13,977
Stolt-Nielsen Ltd.	756	16,522

		310,055

		4,763,707

Total Common Stock
(Cost $35,153,834)		36,598,367

Other Investment Companies 2.2% of net assets

United States 2.2%

Equity Fund 0.1%
iShares MSCI EAFE Small - Cap ETF	600	30,762

Securities Lending Collateral 2.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (a)	754,883	754,883

Total Other Investment Companies
(Cost $784,332)		785,645

Preferred Stock 0.4% of net assets

Germany 0.3%

Automobiles & Components 0.1%
Porsche Automobil Holding SE	574	52,358

Capital Goods 0.1%
Jungheinrich AG	322	19,695

Health Care Equipment & Services 0.0%
Draegerwerk AG & Co. KGaA (b)	130	12,339

See financial notes 61

 Schwab Fundamental International Small Company Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Materials 0.1%
Fuchs Petrolub SE	728	29,971

		114,363

Italy 0.1%

Insurance 0.1%
Unipol Gruppo Finanziario S.p.A.	5,746	28,852

Sweden 0.0%

Transportation 0.0%
SAS AB	104	5,788

Total Preferred Stock
(Cost $160,752)		149,003

End of Investments.

At 08/31/14, the tax basis cost of the fund’s investments was $36,103,123 and the unrealized appreciation and depreciation were $2,754,922 and ($1,325,030), respectively, with a net unrealized appreciation of $1,429,892.

*	Non-income producing security.
(a)	The rate shown is the 7-day yield.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $754,835.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $2,896 or 0.0% of net assets.
(d)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(e)	Illiquid security. At the period end, the value of these amounted to $22,659 or 0.1% of net assets.

ADR —	American Depositary Receipt
CDI —	CHESS Depositary Interest
CVA —	Dutch Certificate
ETF —	Exchange Traded Fund
Reg’d —	Registered
REIT —	Real Estate Investment Trust

62 See financial notes

 Schwab Fundamental Emerging Markets Large Company Index ETF

Portfolio Holdings as of August 31, 2014 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabetfs.com.

			Cost	Value
Holdings by Category			($)	($)

87.3%		Common Stock	37,624,680	40,121,876
2.2%		Other Investment Companies	871,586	1,016,981
10.8%		Preferred Stock	4,356,162	4,971,631

100.3%		Total Investments	42,852,428	46,110,488
(0	.3)%	Other Assets and Liabilities, Net		(124,294)

100.0%		Net Assets		45,986,194

	Number	Value
Security	of Shares	($)

Common Stock 87.3% of net assets

Brazil 7.0%

Banks 1.3%
Banco Bradesco S.A.	10,823	193,576
Banco do Brasil S.A.	22,400	350,283
Itau Unibanco Holding S.A.	4,150	68,995

		612,854

Capital Goods 0.2%
Embraer S.A.	8,320	81,097

Diversified Financials 0.1%
BM&FBovespa S.A.	12,320	74,331

Energy 2.4%
Cosan Ltd., A Shares	4,396	63,742
Petroleo Brasileiro S.A.	91,200	902,401
Ultrapar Participacoes S.A.	5,360	138,195

		1,104,338

Food, Beverage & Tobacco 0.7%
AMBEV S.A.	17,600	128,212
BRF S.A.	3,713	99,399
JBS S.A.	19,945	90,207

		317,818

Materials 1.3%
Companhia Siderurgica Nacional S.A.	28,800	126,395
Usinas Siderurgicas de Minas Gerais S.A. *	5,815	19,491
Vale S.A.	35,446	461,303

		607,189

Software & Services 0.2%
Cielo S.A.	4,000	75,011

Telecommunication Services 0.2%
Oi S.A.	6,400	4,262
Tim Participacoes S.A.	12,800	71,793

		76,055

Transportation 0.1%
CCR S.A.	5,538	50,144

Utilities 0.5%
Centrais Eletricas Brasileiras S.A.	24,128	87,883
Companhia de Saneamento Basico do Estado de Sao Paulo	6,064	57,969
CPFL Energia S.A.	6,976	70,429

		216,281

		3,215,118

Chile 1.0%

Banks 0.1%
Banco Santander Chile	755,984	44,792

Energy 0.2%
Empresas COPEC S.A.	7,696	96,736

Food & Staples Retailing 0.1%
Cencosud S.A.	17,344	52,041

Transportation 0.1%
Lan Airlines S.A. *	3,280	40,577

Utilities 0.5%
Empresa Nacional de Electricidad S.A.	41,920	64,045
Enersis S.A.	454,432	152,973

		217,018

		451,164

China 15.0%

Automobiles & Components 0.2%
Dongfeng Motor Group Co., Ltd., H Shares	37,500	69,483

Banks 5.1%
Agricultural Bank of China Ltd., H Shares	256,000	118,253
Bank of China Ltd., H Shares	1,136,000	527,680
Bank of Communications Co., Ltd., H Shares	86,000	62,807
BOC Hong Kong Holdings Ltd.	27,000	90,753
China CITIC Bank Corp., Ltd., H Shares	80,000	50,476
China Construction Bank Corp., H Shares	1,078,000	801,182
China Merchants Bank Co., Ltd., H Shares	34,000	65,016
China Minsheng Banking Corp., Ltd., H Shares	40,000	37,574
Industrial & Commercial Bank of China Ltd., H Shares	912,000	604,850

		2,358,591

Capital Goods 0.5%
China Communications Construction Co., Ltd., H Shares	96,000	69,986
China Railway Construction Corp., Ltd., H Shares	48,000	45,955
China Railway Group Ltd., H Shares	112,000	57,950

See financial notes 63

 Schwab Fundamental Emerging Markets Large Company Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
CITIC Pacific Ltd. (c)	32,000	62,264

		236,155

Consumer Durables & Apparel 0.1%
Yue Yuen Industrial Holdings Ltd.	16,000	49,651

Energy 4.2%
China Coal Energy Co., Ltd., H Shares (c)	80,000	48,722
China Petroleum & Chemical Corp., H Shares	714,000	724,120
China Shenhua Energy Co., Ltd., H Shares	52,500	151,400
CNOOC Ltd.	218,000	438,242
PetroChina Co., Ltd., H Shares	416,000	590,440

		1,952,924

Food & Staples Retailing 0.1%
China Resources Enterprise Ltd.	16,000	43,044

Food, Beverage & Tobacco 0.1%
China Mengniu Dairy Co., Ltd.	7,000	32,470

Insurance 0.6%
China Life Insurance Co., Ltd., H Shares	49,000	140,675
China Pacific Insurance (Group) Co., Ltd., H Shares	12,800	48,061
Ping An Insurance Group Co. of China Ltd., H Shares	8,000	65,134

		253,870

Materials 0.2%
China National Building Material Co., Ltd., H Shares	46,000	42,260
Jiangxi Copper Co., Ltd., H Shares	32,000	56,567

		98,827

Real Estate 0.2%
China Overseas Land & Investment Ltd.	24,200	68,071

Retailing 0.3%
Belle International Holdings Ltd.	48,000	61,377
GOME Electrical Appliances Holdings Ltd.	352,000	62,677

		124,054

Software & Services 0.1%
Tencent Holdings Ltd.	3,200	52,231

Technology Hardware & Equipment 0.2%
Kingboard Chemical Holdings Ltd.	21,000	43,625
Lenovo Group Ltd.	44,000	67,219

		110,844

Telecommunication Services 3.0%
China Mobile Ltd.	80,000	995,078
China Telecom Corp., Ltd., H Shares	320,000	197,777
China Unicom (Hong Kong) Ltd.	96,000	171,186

		1,364,041

Utilities 0.1%
Huaneng Power International, Inc., H Shares	50,000	60,128

		6,874,384

Colombia 0.3%

Banks 0.1%
Bancolombia S.A.	2,000	30,754

Energy 0.2%
Ecopetrol S.A.	68,592	118,882

		149,636

Czech Republic 0.4%

Telecommunication Services 0.1%
O2 Czech Republic A/S	3,792	53,273

Utilities 0.3%
CEZ A/S	5,168	150,238

		203,511

Greece 0.7%

Consumer Services 0.3%
OPAP S.A.	10,192	162,307

Telecommunication Services 0.2%
Hellenic Telecommunications Organization S.A. *	6,464	92,637

Utilities 0.2%
Public Power Corp. S.A. *	5,504	80,111

		335,055

Hungary 0.6%

Banks 0.2%
OTP Bank plc	5,024	86,849

Energy 0.3%
MOL Hungarian Oil & Gas plc	2,160	106,426

Telecommunication Services 0.1%
Magyar Telekom Telecommunications plc *	39,200	60,399

		253,674

India 2.4%

Automobiles & Components 0.3%
Mahindra & Mahindra Ltd. GDR	2,864	66,731
Tata Motors Ltd. ADR	1,792	86,357

		153,088

Banks 0.5%
ICICI Bank Ltd. ADR	2,112	112,992
State Bank of India GDR - Reg’d	1,136	92,811

		205,803

Energy 1.0%
Reliance Industries Ltd. GDR (a)	13,104	436,101

Materials 0.2%
Tata Steel Ltd. GDR	11,440	97,698

Software & Services 0.4%
Infosys Ltd. ADR	3,200	190,400

		1,083,090

64 See financial notes

 Schwab Fundamental Emerging Markets Large Company Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Indonesia 1.0%

Automobiles & Components 0.3%
PT Astra International Tbk	206,400	133,659

Banks 0.4%
PT Bank Central Asia Tbk	57,600	55,150
PT Bank Mandiri (Persero) Tbk	65,600	58,183
PT Bank Rakyat Indonesia (Persero) Tbk	72,000	68,015

		181,348

Telecommunication Services 0.3%
PT Telekomunikasi Indonesia (Persero) Tbk	680,000	154,922

		469,929

Malaysia 2.0%

Banks 0.6%
CIMB Group Holdings Berhad	28,800	67,432
Malayan Banking Berhad	30,400	97,411
Public Bank Berhad	16,000	97,868

		262,711

Capital Goods 0.2%
Sime Darby Berhad	36,800	110,447

Consumer Services 0.1%
Genting Berhad	19,200	58,355

Food, Beverage & Tobacco 0.1%
IOI Corp. Berhad	32,000	48,528

Materials 0.1%
Petronas Chemicals Group Berhad	24,000	47,969

Telecommunication Services 0.6%
Axiata Group Berhad	38,400	84,426
DiGi.com Berhad	27,200	49,447
Maxis Berhad	20,800	43,223
Telekom Malaysia Berhad	43,200	87,168

		264,264

Utilities 0.3%
Tenaga Nasional Berhad	28,800	113,117

		905,391

Mexico 3.5%

Banks 0.2%
Grupo Financiero Banorte S.A.B. de C.V., O Shares	8,500	59,839
Grupo Financiero Santander Mexico S.A.B. de C.V., B Shares	6,400	19,168

		79,007

Capital Goods 0.2%
Alfa S.A.B. de C.V., A Shares	22,950	73,841

Food & Staples Retailing 0.3%
Wal-Mart de Mexico S.A.B. de C.V., Series V	54,400	148,112

Food, Beverage & Tobacco 0.5%
Coca-Cola Femsa S.A.B. de C.V., Series L	4,800	52,330
Fomento Economico Mexicano S.A.B. de C.V.	14,400	139,787
Grupo Bimbo S.A.B. de C.V., Series A	17,600	55,403

		247,520

Materials 0.9%
Cemex S.A.B. de C.V., Series CPO *	200,000	265,688
Grupo Mexico S.A.B. de C.V., Series B	35,200	127,873

		393,561

Media 0.3%
Grupo Televisa S.A.B., Series CPO	20,800	154,765

Telecommunication Services 1.1%
America Movil S.A.B. de C.V., Series L	415,300	507,869

		1,604,675

Peru 0.1%

Banks 0.1%
Credicorp Ltd.	400	62,028

Philippines 0.2%

Telecommunication Services 0.2%
Philippine Long Distance Telephone Co.	1,360	107,615

Poland 2.1%

Banks 0.3%
Bank Pekao S.A.	928	52,272
Powszechna Kasa Oszczednosci Bank Polski S.A.	7,888	94,365

		146,637

Energy 0.4%
Polski Koncern Naftowy Orlen S.A.	16,400	202,246

Insurance 0.2%
Powszechny Zaklad Ubezpieczen S.A.	576	84,490

Materials 0.5%
KGHM Polska Miedz S.A.	5,024	207,097

Telecommunication Services 0.3%
Orange Polska S.A.	35,632	119,689

Utilities 0.4%
PGE S.A.	18,784	128,131
Tauron Polska Energia S.A.	38,208	59,630

		187,761

		947,920

Republic of Korea 17.4%

Automobiles & Components 1.9%
Hyundai Mobis Co., Ltd.	704	204,128
Hyundai Motor Co.	2,016	463,266
Kia Motors Corp.	3,712	224,049

		891,443

Banks 1.4%
Hana Financial Group, Inc.	3,040	127,572
KB Financial Group, Inc.	3,680	150,800
Shinhan Financial Group Co., Ltd.	5,232	270,901

See financial notes 65

 Schwab Fundamental Emerging Markets Large Company Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Woori Finance Holdings Co., Ltd. *	6,577	89,190

		638,463

Capital Goods 2.8%
Daelim Industrial Co., Ltd.	640	55,166
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	1,760	43,134
Doosan Heavy Industries & Construction Co., Ltd.	1,350	38,412
Hyundai Engineering & Construction Co., Ltd.	912	57,475
Hyundai Heavy Industries Co., Ltd.	992	140,883
LG Corp.	5,828	407,520
Samsung C&T Corp.	2,240	164,805
Samsung Heavy Industries Co., Ltd.	2,592	69,660
SK Holdings Co., Ltd.	1,472	233,006
SK Networks Co., Ltd. *	8,928	86,555

		1,296,616

Consumer Durables & Apparel 0.8%
LG Electronics, Inc.	4,752	354,309

Energy 0.9%
GS Holdings	3,104	131,788
S-Oil Corp.	1,664	76,886
SK Innovation Co., Ltd.	2,416	224,218

		432,892

Food & Staples Retailing 0.2%
E-Mart Co., Ltd.	288	69,305

Food, Beverage & Tobacco 0.3%
KT&G Corp.	1,472	137,771

Insurance 0.4%
Samsung Fire & Marine Insurance Co., Ltd.	352	96,336
Samsung Life Insurance Co., Ltd.	608	63,861

		160,197

Materials 2.4%
Hanwha Corp.	3,040	90,695
Hyosung Corp.	736	56,908
Hyundai Steel Co.	1,104	82,423
LG Chem Ltd.	688	182,865
Lotte Chemical Corp.	320	51,600
OCI Co., Ltd. *	256	36,736
POSCO	1,872	616,646

		1,117,873

Retailing 0.1%
Lotte Shopping Co., Ltd.	160	52,389

Semiconductors & Semiconductor Equipment 3.6%
Samsung Electronics Co., Ltd.	1,216	1,479,899
SK Hynix, Inc. *	4,352	194,863

		1,674,762

Software & Services 0.7%
NAVER Corp.	80	60,595
SK C&C Co., Ltd.	1,184	248,138

		308,733

Technology Hardware & Equipment 0.9%
LG Display Co., Ltd. *	7,520	259,950
Samsung Electro-Mechanics Co., Ltd.	928	50,246
Samsung SDI Co., Ltd.	768	114,751

		424,947

Telecommunication Services 0.3%
KT Corp.	1,392	48,050
LG Uplus Corp.	6,560	70,844

		118,894

Utilities 0.7%
Korea Electric Power Corp.	6,139	255,502
Korea Gas Corp. *	752	41,829

		297,331

		7,975,925

Russia 11.1%

Banks 0.5%
Sberbank of Russia *	103,680	204,639
VTB Bank OJSC *	24,960,000	25,833

		230,472

Energy 8.9%
Bashneft OAO	736	38,570
Gazprom OAO	446,400	1,588,021
LUKOIL OAO *	28,288	1,567,245
NOVATEK OAO GDR - Reg’d	728	73,237
Rosneft OJSC GDR - Reg’d	8,709	53,177
Surgutneftegas OAO *	748,800	515,293
Tatneft OAO *	38,560	237,025

		4,072,568

Food & Staples Retailing 0.1%
Magnit OJSC *	160	39,250

Materials 0.8%
MMC Norilsk Nickel OJSC	1,448	282,247
Severstal OAO GDR - Reg’d	7,893	76,168
Uralkali OJSC GDR - Reg’d	1,410	26,268

		384,683

Telecommunication Services 0.7%
Mobile Telesystems OJSC ADR	11,200	206,640
Sistema JSFC GDR - Reg’d	4,688	106,652

		313,292

Transportation 0.1%
Aeroflot-Russian Airlines OJSC *	24,000	30,236
Globaltrans Investment plc GDR - Reg’d	3,200	29,280

		59,516

		5,099,781

South Africa 7.0%

Banks 0.8%
Barclays Africa Group Ltd.	4,944	77,437
Nedbank Group Ltd.	2,880	61,930
Standard Bank Group Ltd.	15,856	205,740

		345,107

Capital Goods 0.6%
Aveng Ltd. *	29,488	63,327
Barloworld Ltd.	7,648	72,889

66 See financial notes

 Schwab Fundamental Emerging Markets Large Company Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
The Bidvest Group Ltd.	5,680	150,243

		286,459

Consumer Durables & Apparel 0.2%
Steinhoff International Holdings Ltd.	15,632	77,180

Diversified Financials 0.4%
African Bank Investments Ltd. (d)(e)	30,732	896
FirstRand Ltd.	30,304	123,234
Remgro Ltd.	2,336	53,483

		177,613

Energy 1.3%
Sasol Ltd.	10,208	593,433

Food & Staples Retailing 0.1%
Shoprite Holdings Ltd.	4,432	61,446

Food, Beverage & Tobacco 0.1%
Tiger Brands Ltd.	2,032	58,655

Insurance 0.2%
Sanlam Ltd.	18,448	114,483

Materials 1.2%
AngloGold Ashanti Ltd. *	5,456	92,879
Gold Fields Ltd.	33,360	158,121
Impala Platinum Holdings Ltd.	13,936	126,120
Kumba Iron Ore Ltd.	2,304	68,998
Sappi Ltd. *	20,320	84,067

		530,185

Media 0.2%
Naspers Ltd., N Shares	816	104,002

Retailing 0.3%
Imperial Holdings Ltd.	4,528	80,977
Woolworths Holdings Ltd.	6,800	50,805

		131,782

Telecommunication Services 1.6%
MTN Group Ltd.	23,184	525,441
Telkom S.A. SOC Ltd. *	32,144	172,728
Vodacom Group Ltd.	4,960	59,858

		758,027

		3,238,372

Taiwan 12.7%

Banks 0.4%
CTBC Financial Holding Co., Ltd.	80,980	58,926
Mega Financial Holding Co., Ltd.	68,990	59,549
Taishin Financial Holding Co., Ltd.	103,748	52,758

		171,233

Capital Goods 0.3%
Far Eastern New Century Corp.	69,280	74,285
Walsin Lihwa Corp. *	160,000	57,276

		131,561

Consumer Durables & Apparel 0.1%
Pou Chen Corp.	52,000	60,106

Diversified Financials 0.2%
Fubon Financial Holding Co., Ltd.	54,000	88,162

Energy 0.2%
Formosa Petrochemical Corp.	38,000	95,984

Food, Beverage & Tobacco 0.2%
Uni-President Enterprises Corp.	47,980	87,804

Insurance 0.1%
Cathay Financial Holding Co., Ltd.	37,516	64,011

Materials 1.8%
China Steel Corp.	227,640	196,487
Formosa Chemicals & Fibre Corp.	81,000	201,616
Formosa Plastics Corp.	70,000	181,496
Nan Ya Plastics Corp.	80,000	188,689
Taiwan Cement Corp.	49,000	77,867

		846,155

Semiconductors & Semiconductor Equipment 2.7%
Advanced Semiconductor Engineering, Inc.	75,000	93,466
MediaTek, Inc.	10,000	167,110
Siliconware Precision Industries Co.	55,000	80,226
Taiwan Semiconductor Manufacturing Co., Ltd.	183,000	759,171
United Microelectronics Corp.	288,000	131,520

		1,231,493

Technology Hardware & Equipment 6.0%
Acer, Inc. *	208,000	172,229
Asustek Computer, Inc.	24,000	251,317
AU Optronics Corp.	512,000	254,368
Compal Electronics, Inc.	240,000	213,580
Delta Electronics, Inc.	16,400	115,221
Foxconn Technology Co., Ltd.	20,950	52,567
Hon Hai Precision Industry Co., Ltd.	219,864	750,276
HTC Corp. *	40,000	184,005
Innolux Corp.	224,000	113,909
Inventec Corp.	70,000	55,034
Lite-On Technology Corp.	51,210	84,892
Pegatron Corp.	54,000	114,538
Quanta Computer, Inc.	49,000	138,358
Synnex Technology International Corp.	36,000	54,920
Wistron Corp.	113,822	133,279
WPG Holdings Ltd.	48,000	62,548

		2,751,041

Telecommunication Services 0.7%
Chunghwa Telecom Co., Ltd.	65,500	203,575
Far EasTone Telecommunications Co., Ltd.	20,000	42,622
Taiwan Mobile Co., Ltd.	16,000	51,013

		297,210

		5,824,760

Thailand 1.2%

Banks 0.1%
The Siam Commercial Bank PCL NVDR	8,000	46,838

Energy 0.8%
PTT Exploration & Production PCL NVDR	16,000	82,404
PTT PCL NVDR	24,000	241,202
Thai Oil PCL NVDR	38,400	62,217

		385,823

See financial notes 67

 Schwab Fundamental Emerging Markets Large Company Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Materials 0.2%
PTT Global Chemical PCL NVDR	35,200	68,328

Telecommunication Services 0.1%
Advanced Info Service PCL NVDR	9,600	62,818

		563,807

Turkey 1.6%

Banks 0.8%
Akbank T.A.S.	20,304	77,530
Turkiye Garanti Bankasi A/S	24,480	96,085
Turkiye Halk Bankasi A/S	8,000	58,759
Turkiye Is Bankasi, C Shares	25,440	65,782
Turkiye Vakiflar Bankasi Tao, D Shares	24,608	56,789

		354,945

Capital Goods 0.2%
KOC Holding A/S	20,128	103,067

Diversified Financials 0.1%
Haci Omer Sabanci Holding A/S	13,200	61,169

Energy 0.3%
Tupras-Turkiye Petrol Rafinerileri A/S	5,118	120,482

Telecommunication Services 0.2%
Turk Telekomunikasyon A/S	13,088	37,967
Turkcell Iletisim Hizmetleri A/S *	13,376	78,411

		116,378

		756,041

Total Common Stock
(Cost $37,624,680)		40,121,876

Other Investment Companies 2.2% of net assets

United States 2.2%

Equity Funds 1.7%
iShares India 50 ETF (c)	12,121	366,902
iShares MSCI Emerging Markets ETF	900	40,554
WisdomTree India Earnings Fund	17,040	388,001

		795,457

Securities Lending Collateral 0.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.00% (b)	221,524	221,524

Total Other Investment Companies
(Cost $871,586)		1,016,981

Preferred Stock 10.8% of net assets

Brazil 9.3%

Banks 2.7%
Banco Bradesco S.A.	23,089	421,423
Itau Unibanco Holding S.A.	40,614	732,579
Itausa - Investimentos Itau S.A.	17,634	85,902

		1,239,904

Energy 3.1%
Petroleo Brasileiro S.A.	136,000	1,419,231

Food & Staples Retailing 0.1%
Cia Brasileira de Distribuicao	1,107	56,360

Materials 2.1%
Bradespar S.A.	5,120	46,794
Gerdau S.A.	28,352	164,216
Metalurgica Gerdau S.A.	19,780	140,203
Usinas Siderurgicas de Minas Gerais S.A., A Shares *	14,400	52,000
Vale S.A.	48,000	557,109

		960,322

Telecommunication Services 0.4%
Oi S.A.	46,400	30,069
Telefonica Brasil S.A.	6,582	140,756

		170,825

Utilities 0.9%
Centrais Eletricas Brasileiras S.A., B Shares	19,488	107,563
Companhia Energetica de Minas Gerais	21,452	183,692
Companhia Paranaense de Energia - Copel, B Shares	3,568	63,242
Eletropaulo Metropolitana Eletricidade de Sao Paulo S.A.	19,536	89,929

		444,426

		4,291,068

Colombia 0.1%

Banks 0.1%
Bancolombia S.A.	3,472	55,018

Republic of Korea 0.8%

Automobiles & Components 0.3%
Hyundai Motor Co.	320	47,340
Hyundai Motor Co. 2nd	432	66,891

		114,231

Consumer Durables & Apparel 0.1%
LG Electronics, Inc.	810	34,790

Materials 0.0%
LG Chem Ltd.	112	19,496

Semiconductors & Semiconductor Equipment 0.4%
Samsung Electronics Co., Ltd.	200	201,193

		369,710

Russia 0.6%

Energy 0.5%
AK Transneft OAO *	101	221,920

68 See financial notes

 Schwab Fundamental Emerging Markets Large Company Index ETF

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)

Telecommunication Services 0.1%
Rostelecom OJSC *	19,200	33,915

		255,835

Total Preferred Stock
(Cost $4,356,162)		4,971,631

End of Investments.

At 08/31/14, the tax basis cost of the fund’s investments was $42,925,221 and the unrealized appreciation and depreciation were $4,419,953 and ($1,234,686), respectively, with a net unrealized appreciation of $3,185,267.

*	Non-income producing security.
(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $436,101 or 0.9% of net assets.
(b)	The rate shown is the 7-day yield.
(c)	All or a portion of this security is on loan. Securities on loan were valued at $215,912.
(d)	Illiquid security. At the period end, the value of these amounted to $896 or 0.0% of net assets.
(e)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.

ADR —	American Depositary Receipt
ETF —	Exchange Traded Fund
GDR —	Global Depositary Receipt
NVDR —	Non-Voting Depositary Receipt
Reg’d —	Registered

See financial notes 69

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8: Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10: Submission of Matters to a Vote of Security Holders.
Not applicable.
Item 11: Controls and Procedures.
(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Marie Chandoha and Registrant’s Principal Financial Officer, George Pereira, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)	During the second fiscal quarter of the period covered by this report, there have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.
Item 12: Exhibits.
(a)	(1) Code of ethics – not applicable to this semi-annual report.
(2)	Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

(3)	Not applicable.
(b)	A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSR with the Commission.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Schwab Strategic Trust – Schwab U.S. REIT ETF and Fundamental Index ETFs

By:	/s/ Marie Chandoha Marie Chandoha
Chief Executive Officer

Date: October 16, 2014
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Marie Chandoha
Marie Chandoha
Chief Executive Officer

Date: October 16, 2014

By:	/s/ George Pereira George Pereira
Principal Financial Officer

Date: October 16, 2014